UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

Keith Karlawish, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

registrant’s telephone number, including area code:    (800) 228-1872

Date of fiscal year end:     September 30

Date of reporting period:     March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

BB&T Funds

Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this BB&T Funds semiannual report covering the six months between October 1, 2007 and March 31, 2008. Investors’ concerns about weakness in the economy led to substantial declines in the stock market during the period. High-quality bonds meanwhile posted strong gains, as investors favored the financial markets’ less risky securities.

U.S. economic growth slowed considerably during this six-month period. Increasing numbers of sub-prime mortgage defaults undermined the value of widely held mortgage-backed securities. Lenders, unsure of the extent of the problem, became extremely cautious about extending credit, causing a severe credit crisis that restricted economic growth.

A number of factors simultaneously depressed consumer spending, including high prices on energy, food and other commodities, rising unemployment and the ongoing slump in the housing market. Business spending slipped as well, as corporations became more cautious about investing for the future. U.S. gross domestic product grew at an annualized rate of 0.6% during the first half of this semiannual period, and, according to preliminary figures, also expanded at an annualized 0.6% rate during the second half of the period.

The Federal Reserve took aggressive action to stem the credit crisis and spur economic growth. It lowered its target short-term interest rate from 4.75% to 2.25%, following a half-point reduction just prior to the period. The Fed also organized a buyout of troubled securities underwriter Bear Stearns, and expanded the types of securities it accepts as collateral in an attempt to stabilize the credit markets.

That environment led to a decline in the stock market. The S&P 500 peaked in early October, and then fell nearly 19% through early March before making a small recovery during the final weeks of the period. All told, the index lost 12.46% during the six months under review. Large-cap stocks generally outperformed smaller company shares, in part because weakness in the U.S. dollar benefited companies that derive a substantial portion of their revenues overseas. The Russell 2000 index of small-cap stocks fell 14.02% during the period.

Investors particularly fled shares of financial companies, which posted large losses after writing down the value of their mortgage-backed holdings. Consumer discretionary stocks also suffered, due to the worsening outlook for consumer spending. Consumer staples was the only sector to generate a positive return for the six-month period. Energy and materials stocks also held up relatively well, thanks to high commodities prices.

Quality ruled the fixed-income markets, as investors sought the safest and most reliable instruments available. Treasury securities outperformed other bond sectors. Investors’ pursuit of stability also led them to favor high-quality corporate issues over lower-quality corporate bonds. Municipal bonds during this period offered yields that were historically high relative to yields on Treasury securities, largely because certain institutional investors sold large volumes of municipal bonds in order to generate liquidity.

Overall, a number of our mutual funds performed well during the period relative to their benchmarks and peer groups, notably our fixed income products, as well as Special Opportunities Equity Fund and Equity Income Fund. One laggard during the period, Large Cap Fund, has been early in calling a bottom in housing and related industries, but we believe these bets should pay off over the long term.

We are making some changes to our Capital Manager funds in order to enhance diversification and, hopefully, boost risk-adjusted returns. This includes a redistribution of our equity allocation to include new investments in the Equity Income Fund, the Special Opportunities Equity Fund and domestic large capitalization indices.

We will continue to monitor the evolving economic and market climate, and will manage the BB&T Funds accordingly. Thank you for your confidence in BB&T Asset Management. We look forward to serving your investment needs during the months and years ahead.

Sincerely,

Keith F. Karlawish, CFA
President
BB&T Funds

Jeffrey J. Schappe, CFA
Chief Investment Officer
BB&T Asset Management, Inc.

Past performance does not guarantee future results.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. BB&T Asset Management, Inc., a wholly owned subsidiary of BB&T Corporation, serves as investment adviser to the BB&T Funds and is paid a fee for its services. Shares of the BB&T Funds (each a “Fund” and collectively, the “Funds”) are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by BB&T AM Distributors, Inc. The distributors are not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. BB&T Asset Management, Inc. does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

BB&T Funds

Summary of Portfolio Holdings, (Unaudited)

The BB&T Funds invested, as a percentage of net assets, in the following industry sectors, countries, states, funds or security types, as of March 31, 2008.

Percentage of net assets
Large Cap Fund
Consumer Discretionary	18.9%
Consumer Staples	13.7%
Energy	8.9%
Financials	14.0%
Health Care	18.7%
Industrials	6.1%
Information Technology	16.9%
Investment Company	1.5%
Materials	1.4%

100.1%

Percentage of net assets
Mid Cap Value Fund
Consumer Discretionary	22.8%
Financial Services	31.3%
Health Care	16.3%
Investment Company	1.9%
Materials & Processing	2.6%
Other Energy	2.7%
Producer Durables	3.1%
Technology	19.0%

99.7%

Percentage of net assets
Mid Cap Growth Fund
Consumer Discretionary	14.7%
Energy	9.6%
Exchange Traded Funds	16.1%
Financials	6.2%
Health Care	13.6%
Industrials	15.9%
Information Technology	14.4%
Investment Company	4.0%
Materials	3.5%
Utilities	1.3%

99.3%

Percentage of net assets
Small Cap Fund
Consumer Discretionary	11.4%
Consumer Staples	2.8%
Energy	9.8%
Exchange Traded Funds	11.7%
Financials	11.6%
Health Care	15.5%
Industrials	21.3%
Information Technology	8.8%
Investment Company	10.0%
Materials	1.0%
Utilities	2.8%

106.7%

Percentage of net assets
International Equity Fund
Australia	4.3%
Austria	3.8%
Belgium	1.0%
Brazil	0.6%
Canada	5.0%
Chile	0.2%
China	0.4%
Cyprus	0.2%
Czech Republic	2.6%
Denmark	1.1%
Finland	4.0%
France	8.9%
Germany	6.9%
Greece	0.4%
Hong Kong	2.5%
Hungary	2.7%
India	2.8%
Indonesia	0.1%
Ireland	4.4%
Italy	2.8%
Japan	6.8%
Korea (South)	0.3%
Luxembourg	0.8%
Mexico	0.3%
Netherlands	0.9%
New Zealand	0.2%
Norway	1.8%
Poland	1.8%
Portugal	0.6%
Romania	0.3%
Russia	5.1%
South Africa	0.2%
Spain	1.7%
Sweden	1.6%
Switzerland	5.9%
Taiwan	1.9%
Ukraine	0.9%
United Kingdom	7.9%
United States	3.3%

97.0%

Percentage of net assets
Special Opportunities Equity Fund
Consumer Discretionary	10.8%
Consumer Staples	2.9%
Energy	13.5%
Financials	4.5%
Health Care	19.0%
Industrials	10.4%
Information Technology	29.4%
Investment Company	3.4%
Materials	7.7%

101.6%

Percentage of net assets
Equity Income Fund
Consumer Discretionary	5.9%
Consumer Staples	7.5%
Energy	22.6%
Financials	19.6%
Health Care	9.7%
Industrials	11.3%
Information Technology	10.3%
Investment Company	5.4%
Materials	2.5%

94.8%

BB&T Funds

Summary of Portfolio Holdings, (Unaudited)

Percentage of net assets
Short U.S. Government Fund
Collateralized Mortgage Obligations	11.4%
Investment Company	2.5%
Mortgage-Backed Securities	22.3%
Municipal Bonds	6.8%
U.S. Government Agencies	50.5%
U.S. Treasury Notes	8.3%

101.8%

Percentage of net assets
Intermediate U.S. Government Fund
Collateralized Mortgage Obligations	11.7%
Consumer Staples	0.7%
Financials	4.1%
Information Technology	1.6%
Mortgage-Backed Securities	48.2%
Municipal Bonds	11.4%
U.S. Government Agencies	21.3%

99.0%

Percentage of net assets
Total Return Bond Fund
Asset Backed Securities	5.9%
Commercial Mortgage-Backed Securities	4.6%
Corporate Bonds	20.6%
Investment Company	0.6%
Mortgage-Backed Securities	42.4%
Municipal Bonds	15.1%
U.S. Government Agencies	5.9%
U.S. Treasury Notes	7.1%

102.2%

Percentage of net assets
Kentucky Intermediate Tax-Free Fund
Investment Company	2.6%
Kentucky Municipal Bonds	95.9%

98.5%

Percentage of net assets
Maryland Intermediate Tax-Free Fund
District of Columbia Municipal Bonds	4.4%
Investment Company	3.6%
Maryland Municipal Bonds	87.5%

95.5%

Percentage of net assets
North Carolina Intermediate Tax-Free Fund
Investment Company	6.3%
North Carolina Municipal Bonds	97.9%

104.2%

Percentage of net assets
South Carolina Intermediate Tax-Free Fund
Investment Company	6.3%
South Carolina Municipal Bonds	95.6%

101.9%

Percentage of net assets
Virginia Intermediate Tax-Free Fund
District of Columbia Municipal Bonds	2.1%
Investment Company	1.4%
Virginia Municipal Bonds	94.3%

97.8%

Percentage of net assets
West Virginia Intermediate Tax-Free Fund
Investment Company	0.8%
West Virginia Municipal Bonds	96.9%

97.7%

Percentage of net assets
National Tax-Free Money Market Fund
Alaska	1.1%
Arizona	2.4%
Colorado	1.5%
Connecticut	1.9%
Florida	6.7%
Georgia	4.8%
Illinois	15.2%
Iowa	0.1%
Kentucky	4.8%
Maine	4.8%
Minnesota	0.1%
Mississippi	10.6%
Missouri	3.0%
Ohio	9.2%
Oregon	1.6%
Pennsylvania	0.5%
Rhode Island	1.0%
South Carolina	2.9%
Tennessee	6.7%
Texas	10.4%
Utah	2.4%
Virginia	1.4%
Washington	2.9%
Wisconsin	3.8%

99.8%

Percentage of net assets
Prime Money Market Fund
Asset Backed Securities	4.3%
Certificates of Deposit	15.2%
Commercial Paper	41.0%
Corporate Bonds	2.8%
Master Note	2.0%
Repurchase Agreement	6.0%
Variable Rate Notes	28.5%

99.8%

Percentage of net assets
U.S. Treasury Money Market Fund
Repurchase Agreement	55.5%
U.S. Treasury Bills	41.4%
U.S. Treasury Notes	6.4%

103.3%

Percentage of net assets
Capital Manager Conservative Growth Fund
BB&T International Equity Fund	10.2%
BB&T Large Cap Fund	16.6%
BB&T Mid Cap Growth Fund	3.8%
BB&T Mid Cap Value Fund	5.5%
BB&T Small Cap Fund	2.9%
BB&T Total Return Bond Fund	56.7%
BB&T U.S. Treasury Money Market Fund	3.6%

99.3%

BB&T Funds

Summary of Portfolio Holdings, (Unaudited)

Percentage of Net Assets
Capital Manager Moderate Growth Fund
BB&T International Equity Fund	15.5%
BB&T Large Cap Fund	25.5%
BB&T Mid Cap Growth Fund	5.8%
BB&T Mid Cap Value Fund	8.5%
BB&T Small Cap Fund	4.5%
BB&T Total Return Bond Fund	37.6%
BB&T U.S. Treasury Money Market Fund	2.1%

99.5%

Percentage of net assets
Capital Manager Growth Fund
BB&T International Equity Fund	19.3%
BB&T Large Cap Fund	31.6%
BB&T Mid Cap Growth Fund	7.2%
BB&T Mid Cap Value Fund	10.5%
BB&T Small Cap Fund	5.6%
BB&T Total Return Bond Fund	22.2%
BB&T U.S. Treasury Money Market Fund	2.9%

99.3%

Percentage of net assets
Capital Manager Equity Fund
BB&T International Equity Fund	25.1%
BB&T Large Cap Fund	41.1%
BB&T Mid Cap Growth Fund	9.4%
BB&T Mid Cap Value Fund	13.7%
BB&T Small Cap Fund	7.3%
BB&T U.S. Treasury Money Market Fund	3.0%

99.6%

BB&T Funds

Expense Example (Unaudited)

As a shareholder of the BB&T Funds (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds’ and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 through March 31, 2008.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/07	Ending Account Value 03/31/08	Expenses Paid During Period* 10/1/07 - 3/31/08	Annualized Expense Ratio During Period 10/1/07 - 3/31/08
Large Cap Fund
Class A Shares	$1,000.00	$811.60	$5.30	1.17%
Class B Shares	1,000.00	808.60	8.68	1.92%
Class C Shares	1,000.00	808.10	8.68	1.92%
Institutional Shares	1,000.00	812.20	4.17	0.92%
Mid Cap Value Fund
Class A Shares	1,000.00	794.90	5.16	1.15%
Class B Shares	1,000.00	792.40	8.51	1.90%
Class C Shares	1,000.00	791.70	8.51	1.90%
Institutional Shares	1,000.00	796.10	4.04	0.90%
Mid Cap Growth Fund
Class A Shares	1,000.00	856.70	5.29	1.14%
Class B Shares	1,000.00	853.60	8.76	1.89%
Class C Shares	1,000.00	853.00	8.80	1.90%
Institutional Shares	1,000.00	857.00	4.13	0.89%
Small Cap Fund
Class A Shares	1,000.00	862.80	6.05	1.30%
Class B Shares	1,000.00	859.30	9.53	2.05%
Class C Shares	1,000.00	859.30	9.44	2.03%
Institutional Shares	1,000.00	863.80	4.89	1.05%
International Equity Fund
Class A Shares	1,000.00	908.00	7.35	1.54%
Class B Shares	1,000.00	905.00	10.91	2.29%
Class C Shares	1,000.00	904.80	11.10	2.33%
Institutional Shares	1,000.00	910.30	6.16	1.29%
Special Opportunities Equity Fund
Class A Shares	1,000.00	963.30	6.09	1.24%
Class B Shares	1,000.00	959.50	9.75	1.99%
Class C Shares	1,000.00	959.60	9.75	1.99%
Institutional Shares	1,000.00	964.30	4.86	0.99%
Equity Income Fund
Class A Shares	1,000.00	943.40	5.54	1.14%
Class B Shares	1,000.00	940.00	9.17	1.89%
Class C Shares	1,000.00	940.60	9.17	1.89%
Institutional Shares	1,000.00	945.30	4.38	0.90%
Short U.S. Government Fund
Class A Shares	1,000.00	1,040.80	4.64	0.91%
Institutional Shares	1,000.00	1,042.10	3.37	0.66%
Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,055.60	4.83	0.94%
Class B Shares	1,000.00	1,051.80	8.67	1.69%
Class C Shares	1,000.00	1,051.80	8.67	1.69%
Institutional Shares	1,000.00	1,058.00	3.55	0.69%
Total Return Bond Fund
Class A Shares	1,000.00	1,052.10	4.77	0.93%
Class B Shares	1,000.00	1,047.20	8.55	1.67%
Class C Shares	1,000.00	1,047.20	8.55	1.67%
Institutional Shares	1,000.00	1,052.40	3.44	0.67%
Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,028.70	4.56	0.90%
Institutional Shares	1,000.00	1,030.00	3.30	0.65%

BB&T Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/07	Ending Account Value 03/31/08	Expenses Paid During Period* 10/1/07 - 3/31/08	Annualized Expense Ratio During Period 10/1/07 - 3/31/08
Maryland Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,030.40	$4.21	0.83%
Institutional Shares	1,000.00	1,031.60	2.95	0.58%
North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,025.20	4.56	0.90%
Institutional Shares	1,000.00	1,026.50	3.29	0.65%
South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,027.90	4.97	0.98%
Institutional Shares	1,000.00	1,029.20	3.65	0.72%
Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,028.60	4.56	0.90%
Institutional Shares	1,000.00	1,030.90	3.30	0.65%
West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,014.90	4.63	0.92%
Institutional Shares	1,000.00	1,016.20	3.38	0.67%
National Tax-Free Money Market Fund
Class A Shares	1,000.00	1,012.70	3.32	0.66%
Class B Shares	1,000.00	1,010.10	6.08	1.21%
Class C Shares	1,000.00	1,008.90	7.08	1.41%
Institutional Shares	1,000.00	1,014.00	2.06	0.41%
Prime Money Market Fund
Class A Shares	1,000.00	1,018.60	4.90	0.97%
Class B Shares	1,000.00	1,016.10	7.41	1.47%
Class C Shares	1,000.00	1,016.10	7.46	1.48%
Institutional Shares	1,000.00	1,021.10	2.37	0.47%
U.S. Treasury Money Market Fund
Class A Shares	1,000.00	1,012.80	4.63	0.92%
Class B Shares	1,000.00	1,010.50	6.94	1.38%
Class C Shares	1,000.00	1,010.50	6.94	1.38%
Institutional Shares	1,000.00	1,015.30	2.22	0.44%
Capital Manager Conservative Growth Fund
Class A Shares	1,000.00	963.40	1.77	0.36%
Class B Shares	1,000.00	959.00	5.44	1.11%
Class C Shares	1,000.00	958.80	5.44	1.11%
Institutional Shares	1,000.00	963.90	0.54	0.11%
Capital Manager Moderate Growth Fund
Class A Shares	1,000.00	913.40	1.72	0.36%
Class B Shares	1,000.00	909.40	5.30	1.11%
Class C Shares	1,000.00	909.60	5.30	1.11%
Institutional Shares	1,000.00	914.00	0.53	0.11%
Capital Manager Growth Fund
Class A Shares	1,000.00	882.20	1.74	0.37%
Class B Shares	1,000.00	879.60	5.26	1.12%
Class C Shares	1,000.00	879.80	5.22	1.11%
Institutional Shares	1,000.00	883.40	0.57	0.12%
Capital Manager Equity Fund
Class A Shares	1,000.00	846.80	1.80	0.39%
Class B Shares	1,000.00	844.70	5.26	1.14%
Class C Shares	1,000.00	844.70	4.38	0.95%
Institutional Shares	1,000.00	849.10	0.65	0.14%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

BB&T Funds

Expense Example (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/07	Ending Account Value 3/31/08	Expenses Paid During Period* 10/1/07 - 3/31/08	Annualized Expense Ratio During Period 10/1/07 - 3/31/08
Large Cap Fund
Class A Shares	$1,000.00	$1,019.15	$5.91	1.17%
Class B Shares	1,000.00	1,015.40	9.67	1.92%
Class C Shares	1,000.00	1,015.40	9.67	1.92%
Institutional Shares	1,000.00	1,020.40	4.65	0.92%
Mid Cap Value Fund
Class A Shares	1,000.00	1,019.25	5.81	1.15%
Class B Shares	1,000.00	1,015.50	9.57	1.90%
Class C Shares	1,000.00	1,015.50	9.57	1.90%
Institutional Shares	1,000.00	1,020.50	4.55	0.90%
Mid Cap Growth Fund
Class A Shares	1,000.00	1,019.30	5.76	1.14%
Class B Shares	1,000.00	1,015.55	9.52	1.89%
Class C Shares	1,000.00	1,015.50	9.57	1.90%
Institutional Shares	1,000.00	1,020.55	4.50	0.89%
Small Cap Fund
Class A Shares	1,000.00	1,018.50	6.56	1.30%
Class B Shares	1,000.00	1,014.75	10.33	2.05%
Class C Shares	1,000.00	1,014.85	10.23	2.03%
Institutional Shares	1,000.00	1,019.75	5.30	1.05%
International Equity Fund
Class A Shares	1,000.00	1,017.30	7.77	1.54%
Class B Shares	1,000.00	1,013.55	11.53	2.29%
Class C Shares	1,000.00	1,013.35	11.73	2.33%
Institutional Shares	1,000.00	1,018.55	6.51	1.29%
Special Opportunities Equity Fund
Class A Shares	1,000.00	1,018.80	6.26	1.24%
Class B Shares	1,000.00	1,015.05	10.02	1.99%
Class C Shares	1,000.00	1,015.05	10.02	1.99%
Institutional Shares	1,000.00	1,020.05	5.00	0.99%
Equity Income Fund
Class A Shares	1,000.00	1,019.30	5.76	1.14%
Class B Shares	1,000.00	1,015.55	9.52	1.89%
Class C Shares	1,000.00	1,015.55	9.52	1.89%
Institutional Shares	1,000.00	1,020.50	4.55	0.90%
Short U.S. Government Fund
Class A Shares	1,000.00	1,020.45	4.60	0.91%
Institutional Shares	1,000.00	1,021.70	3.34	0.66%
Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,020.30	4.75	0.94%
Class B Shares	1,000.00	1,016.55	8.52	1.69%
Class C Shares	1,000.00	1,016.55	8.52	1.69%
Institutional Shares	1,000.00	1,021.55	3.49	0.69%
Total Return Bond Fund
Class A Shares	1,000.00	1,020.35	4.70	0.93%
Class B Shares	1,000.00	1,016.65	8.42	1.67%
Class C Shares	1,000.00	1,016.65	8.42	1.67%
Institutional Shares	1,000.00	1,021.65	3.39	0.67%
Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.50	4.55	0.90%
Institutional Shares	1,000.00	1,021.75	3.29	0.65%

BB&T Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/07	Ending Account Value 3/31/08	Expenses Paid During Period* 10/1/07 - 3/31/08	Annualized Expense Ratio During Period 10/1/07 - 3/31/08
Maryland Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,020.85	$4.19	0.83%
Institutional Shares	1,000.00	1,022.10	2.93	0.58%
North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.50	4.55	0.90%
Institutional Shares	1,000.00	1,021.75	3.29	0.65%
South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.10	4.95	0.98%
Institutional Shares	1,000.00	1,021.40	3.64	0.72%
Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.50	4.55	0.90%
Institutional Shares	1,000.00	1,021.75	3.29	0.65%
West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.40	4.65	0.92%
Institutional Shares	1,000.00	1,021.65	3.39	0.67%
National Tax-Free Money Market Fund
Class A Shares	1,000.00	1,021.70	3.34	0.66%
Class B Shares	1,000.00	1,018.95	6.11	1.21%
Class C Shares	1,000.00	1,017.95	7.11	1.41%
Institutional Shares	1,000.00	1,022.95	2.07	0.41%
Prime Money Market Fund
Class A Shares	1,000.00	1,020.15	4.90	0.97%
Class B Shares	1,000.00	1,017.65	7.41	1.47%
Class C Shares	1,000.00	1,017.60	7.47	1.48%
Institutional Shares	1,000.00	1,022.65	2.38	0.47%
U.S. Treasury Money Market Fund
Class A Shares	1,000.00	1,020.40	4.65	0.92%
Class B Shares	1,000.00	1,018.10	6.96	1.38%
Class C Shares	1,000.00	1,018.10	6.96	1.38%
Institutional Shares	1,000.00	1,022.80	2.23	0.44%
Capital Manager Conservative Growth Fund
Class A Shares	1,000.00	1,023.20	1.82	0.36%
Class B Shares	1,000.00	1,019.45	5.60	1.11%
Class C Shares	1,000.00	1,019.45	5.60	1.11%
Institutional Shares	1,000.00	1,024.45	0.56	0.11%
Capital Manager Moderate Growth Fund
Class A Shares	1,000.00	1,023.26	1.82	0.36%
Class B Shares	1,000.00	1,019.50	5.60	1.11%
Class C Shares	1,000.00	1,019.50	5.60	1.11%
Institutional Shares	1,000.00	1,024.52	0.56	0.11%
Capital Manager Growth Fund
Class A Shares	1,000.00	1,023.15	1.87	0.37%
Class B Shares	1,000.00	1,019.40	5.65	1.12%
Class C Shares	1,000.00	1,019.45	5.60	1.11%
Institutional Shares	1,000.00	1,024.40	0.61	0.12%
Capital Manager Equity Fund
Class A Shares	1,000.00	1,023.05	1.97	0.39%
Class B Shares	1,000.00	1,019.30	5.76	1.14%
Class C Shares	1,000.00	1,020.25	4.80	0.95%
Institutional Shares	1,000.00	1,024.30	0.71	0.14%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

BB&T Large Cap Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.6%)
	Consumer Discretionary (18.9%)
820,524	Comcast Corp., Class A	$15,868,934
537,149	Home Depot, Inc. (The)	15,024,057
1,133,994	KB Home	28,043,672
250,283	Target Corp.	12,684,342
129,189	Tiffany & Co.	5,405,268
371,378	Walt Disney Co. (The)	11,653,842

		88,680,115

	Consumer Staples (13.7%)
215,749	Clorox Co. (The)	12,220,023
677,350	Kraft Foods, Inc., Class A	21,004,623
330,193	Procter & Gamble Co.	23,136,624
150,288	Wal-Mart Stores, Inc.	7,917,172

		64,278,442

	Energy (8.9%)
156,328	Anadarko Petroleum Corp.	9,853,354
189,339	ConocoPhillips	14,429,525
206,956	Exxon Mobil Corp.	17,504,339

		41,787,218

	Financials (14.0%)
412,033	American International Group, Inc.	17,820,427
159,661	Bank of New York Mellon Corp. (The)	6,662,654
316,862	Citigroup, Inc.	6,787,184
241,158	JPMorgan Chase & Co.	10,357,736
659,723	MGIC Investment Corp.	6,946,883
800,294	Progressive Corp. (The)	12,860,725
147,520	Wells Fargo & Co.	4,292,832

		65,728,441

	Health Care (18.7%)
260,758	Amgen, Inc.(a)	10,894,469
208,464	Eli Lilly & Co.	10,754,658
416,769	Johnson & Johnson	27,035,805
326,146	Medtronic, Inc.	15,775,682
362,411	Merck & Co., Inc.	13,753,498

Shares		Fair Value
COMMON STOCKS — (continued)
	Health Care — (continued)
443,511	Pfizer, Inc.	$9,282,685

		87,496,797

	Industrials (6.1%)
431,449	General Electric Co.	15,967,927
337,652	USG Corp.(a)	12,432,347

		28,400,274

	Information Technology (16.9%)
341,938	Cisco Systems, Inc.(a)	8,237,286
571,827	Dell, Inc.(a)	11,390,794
481,284	eBay, Inc.(a)	14,361,515
561,908	Intel Corp.	11,901,211
362,014	Microsoft Corp.	10,273,957
381,059	QUALCOMM, Inc.	15,623,419
258,933	Yahoo!, Inc.(a)	7,490,932

		79,279,114

	Materials (1.4%)
180,805	Alcoa, Inc.	6,519,828

	Total Common Stocks (Cost $460,917,671)	462,170,229

INVESTMENT COMPANY (1.5%)
7,201,406	Federated Treasury Obligations Fund, Institutional Shares	7,201,406

	Total Investment Company (Cost $7,201,406)	7,201,406

Total Investments — 100.1% (Cost $468,119,077)		469,371,635
Net Other Assets (Liabilities) — (0.1)%		(629,025)

NET ASSETS — 100.0%		$468,742,610

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Mid Cap Value Funds

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.8%)
	Consumer Discretionary (22.8%)
135,050	Advance Auto Parts, Inc.	$4,598,452
538,000	Chico’s FAS, Inc.(a)	3,825,180
167,650	Clear Channel Communications, Inc.	4,898,733
610,400	EarthLink, Inc.(a)	4,608,520
95,350	Gannett Co., Inc.	2,769,918
106,950	International Speedway Corp., Class A	4,406,340
961,000	Interpublic Group of Cos., Inc.(a)	8,082,010
248,100	Kohl’s Corp.(a)	10,641,009
232,300	Liz Claiborne, Inc.	4,216,245
123,950	R.H. Donnelley Corp.(a)	627,187
327,430	Select Comfort Corp.(a)	1,178,748
76,850	Universal Technical Institute, Inc.(a)	901,450

		50,753,792

	Financial Services (31.3%)
104,000	Alliance Data Systems Corp.(a)	4,941,040
188,450	Aon Corp.	7,575,690
106,300	Assured Guaranty, Ltd.	2,523,562
147,752	Endurance Specialty Holdings, Ltd.	5,407,723
225,200	Fair Isaac Corp.	4,846,304
212,297	Fidelity National Financial, Inc., Class A	3,891,404
123,905	Fidelity National Information Services, Inc.	4,725,737
242,300	Marshall & Ilsley Corp.	5,621,360
210,200	MBIA, Inc.	2,568,644
198,700	Mercury General Corp.	8,804,397
359,300	Popular, Inc.	4,189,438
82,990	StanCorp Financial Group, Inc.	3,959,453
269,850	Waddell & Reed Financial, Inc., Class A	8,670,280
63,200	Willis Group Holdings, Ltd.	2,124,152

		69,849,184

	Health Care (16.3%)
203,300	Covidien, Ltd.	8,996,025
147,450	Genzyme Corp.(a)	10,990,923
161,000	IMS Health, Inc.	3,382,610
372,850	King Pharmaceuticals, Inc.(a)	3,243,795
150,500	Watson Pharmaceuticals, Inc.(a)	4,412,660
69,600	Zimmer Holdings, Inc.(a)	5,419,056

		36,445,069

Shares		Fair Value
COMMON STOCKS — (continued)
	Materials & Processing (2.6%)
297,375	Valspar Corp.	$5,899,920

	Other Energy (2.7%)
120,750	Forest Oil Corp.(a)	5,911,920

	Producer Durables (3.1%)
608,000	Axcelis Technologies, Inc.(a)	3,404,800
111,700	Lexmark International, Inc., Class A(a)	3,431,424

		6,836,224

	Technology (19.0%)
176,350	Affiliated Computer Services, Inc., Class A(a)	8,836,898
112,650	BMC Software, Inc.(a)	3,663,378
493,160	CA, Inc.	11,096,100
132,450	Computer Sciences Corp.(a)	5,402,636
141,400	CSG Systems International, Inc.(a)	1,607,718
10,400	Microstrategy Inc., Class A(a)	769,496
153,900	Progress Software Corp.(a)	4,604,688
281,850	Synopsys, Inc.(a)	6,400,814

		42,381,728

	Total Common Stocks (Cost $247,439,916)	218,077,837

INVESTMENT COMPANY (1.9%)
4,279,091	Federated Treasury Obligations Fund, Institutional Shares	4,279,091

	Total Investment Company (Cost $4,279,091)	4,279,091

Total Investments — 99.7% (Cost $251,719,007)		222,356,928
Net Other Assets (Liabilities) — 0.3%		617,951

NET ASSETS — 100.0%		$222,974,879

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Mid Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (79.2%)
	Consumer Discretionary (14.7%)
103,000	Burger King Holdings, Inc.	$2,848,980
81,500	DeVry, Inc.	3,409,960
118,000	Dick’s Sporting Goods, Inc.(a)	3,160,040
70,000	GameStop Corp., Class A(a)	3,619,700
97,000	Guess?, Inc.	3,925,590
75,500	Under Armour, Inc., Class A(a)	2,763,300
137,000	Urban Outfitters, Inc.(a)	4,294,950
116,000	Warnaco Group, Inc. (The)(a)	4,575,040

		28,597,560

	Energy (9.6%)
73,000	Cameron International Corp.(a)	3,039,720
31,500	Core Laboratories N.V.(a)	3,757,950
25,500	Diamond Offshore Drilling, Inc.	2,968,200
59,000	Plains Exploration & Production Co.(a)	3,135,260
85,500	Quicksilver Resources, Inc.(a)	3,123,315
19,500	Transocean, Inc.(a)	2,636,400

		18,660,845

	Financials (6.2%)
5,700	CME Group, Inc.	2,673,870
244,000	Hudson City Bancorp, Inc.	4,313,920
89,000	Invesco, Ltd.	2,168,040
90,000	Waddell & Reed Financial, Inc., Class A	2,891,700

		12,047,530

	Health Care (13.6%)
34,500	Covance, Inc.(a)	2,862,465
48,000	Express Scripts, Inc.(a)	3,087,360
75,500	Hologic, Inc.(a)	4,197,800
13,500	Illumina, Inc.(a)	1,024,650
10,700	Intuitive Surgical, Inc.(a)	3,470,545
86,900	LifeCell Corp.(a)	3,652,407
71,890	Medco Health Solutions, Inc.(a)	3,148,063
87,140	Thermo Fisher Scientific, Inc.(a)	4,953,038

		26,396,328

	Industrials (15.9%)
148,000	ABB, Ltd., ADR	3,984,160
91,000	BE Aerospace, Inc.(a)	3,180,450
64,000	Chicago Bridge & Iron Co. N.V.	2,511,360
122,500	Corrections Corp. of America(a)	3,371,200
70,500	CSX Corp.	3,952,935
12,500	First Solar, Inc.(a)	2,889,250
45,500	Foster Wheeler, Ltd.(a)	2,576,210
44,000	Joy Global, Inc.	2,867,040
79,000	Manitowoc Co., Inc. (The)	3,223,200
48,000	Stericycle, Inc.(a)	2,472,000

		31,027,805

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology (14.4%)
112,000	Activision, Inc.(a)	$3,058,720
7,305	Baidu.com, Inc., ADR(a)	1,750,497
118,500	BMC Software, Inc.(a)	3,853,620
4,350	Google, Inc., Class A(a)	1,916,044
93,000	Juniper Networks, Inc.(a)	2,325,000
26,000	Mastercard, Inc., Class A	5,797,740
27,500	MEMC Electronic Materials, Inc.(a)	1,949,750
127,440	MICROS Systems, Inc.(a)	4,289,630
87,540	Sina Corp.(a)	3,085,785

		28,026,786

	Materials (3.5%)
36,000	CF Industries Holdings, Inc.	3,730,320
25,500	Cleveland-Cliffs, Inc.	3,055,410

		6,785,730

	Utilities (1.3%)
50,500	Allegheny Energy, Inc.	2,550,250

	Total Common Stocks (Cost $137,278,045)	154,092,834

EXCHANGE TRADED FUNDS (16.1%)
308,650	iShares Russell MidCap Growth Index Fund	31,266,245

	Total Exchange Traded Funds (Cost $31,418,322)	31,266,245

INVESTMENT COMPANY (4.0%)
7,782,490	Federated Treasury Obligations Fund, Institutional Shares	7,782,490

	Total Investment Company (Cost $7,782,490)	7,782,490

Total Investments — 99.3% (Cost $176,478,857)		193,141,569
Net Other Assets (Liabilities) — 0.7%		1,279,267

NET ASSETS — 100.0%		$194,420,836

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Small Cap Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (85.0%)
	Consumer Discretionary (11.4%)
32,487	CEC Entertainment, Inc.(a)	$938,225
31,000	Charlotte Russe Holding, Inc.(a)	537,540
37,400	Cheesecake Factory (The)(a)	814,946
23,700	P.F. Chang’s China Bistro, Inc.(a)	674,028
29,916	Polaris Industries, Inc.	1,226,855
44,373	Stanley Furniture Co., Inc.	550,669
15,000	Under Armour, Inc., Class A(a)	549,000
44,250	Warnaco Group, Inc. (The)(a)	1,745,220
11,796	Zale Corp.(a)	233,089

		7,269,572

	Consumer Staples (2.8%)
46,600	Sanderson Farms, Inc.	1,771,266

	Energy (9.8%)
34,000	Berry Petroleum Co., Class A	1,580,660
17,000	Forest Oil Corp.(a)	832,320
31,719	Oil States International, Inc.(a)	1,421,328
153,500	Pioneer Drilling Co.(a)	2,445,255

		6,279,563

	Financials (11.6%)
68,032	Dime Community Bancshares	1,189,199
39,137	First State Bancorp	524,044
16,442	Hilb, Rogal & Hobbs Co.	517,430
23,610	Investment Technology Group, Inc.(a)	1,090,310
98,306	NewAlliance Bancshares, Inc.	1,205,232
17,334	Peoples Bancorp, Inc.	417,923
53,680	Phoenix Cos., Inc. (The)	655,433
30,725	Waddell & Reed Financial, Inc., Class A	987,194
24,595	Wintrust Financial Corp.	859,595

		7,446,360

	Health Care (15.5%)
112,200	American Medical Systems Holdings, Inc.(a)	1,592,118
37,000	Haemonetics Corp.(a)	2,204,460
75,000	Healthspring, Inc.(a)	1,056,000
18,000	LifeCell Corp.(a)	756,540
82,200	SonoSite, Inc.(a)	2,336,946
45,000	West Pharmaceutical Services, Inc.	1,990,350

		9,936,414

	Industrials (21.3%)
55,000	Arkansas Best Corp.	1,752,300
64,620	Celadon Group, Inc.(a)	625,522
22,380	Curtiss-Wright Corp.	928,322
16,900	Esterline Technologies Corp.(a)	851,253
28,955	Kaydon Corp.	1,271,414

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
126,819	LaBarge, Inc.(a)	$1,529,437
41,830	Moog, Inc., Class A(a)	1,765,644
51,546	Mueller Industries, Inc.	1,487,102
20,000	Oshkosh Truck Corp.	725,600
26,000	RBC Bearings, Inc.(a)	965,380
46,644	Regal-Beloit Corp.	1,708,570

		13,610,544

	Information Technology (8.8%)
63,743	Cognex Corp.	1,391,510
95,063	Ixia(a)	737,689
33,500	NETGEAR, Inc.(a)	668,325
85,800	Perot Systems Corp., Class A(a)	1,290,432
48,000	Silicon Laboratories, Inc.(a)	1,513,920

		5,601,876

	Materials (1.0%)
43,645	Glatfelter	659,476

	Utilities (2.8%)
13,810	AGL Resources, Inc.	473,959
20,860	Empire District Electric Co. (The)	422,415
10,068	Laclede Group, Inc. (The)	358,723
17,376	UIL Holdings Corp.	523,539

		1,778,636

	Total Common Stocks (Cost $49,464,083)	54,353,707

EXCHANGE TRADED FUNDS (11.7%)
103,000	iShares Russell 2000 Growth Index Fund	7,502,520

	Total Exchange Traded Funds (Cost $8,532,976)	7,502,520

INVESTMENT COMPANY (10.0%)
6,357,314	Federated Treasury Obligations Fund, Institutional Shares	6,357,314

	Total Investment Company (Cost $6,357,314)	6,357,314

Total Investments — 106.7% (Cost $64,354,373)		68,213,541
Net Other Assets (Liabilities) — (6.7)%		(4,293,764)

NET ASSETS — 100.0%		$63,919,777

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T International Equity Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (85.7%)
	Australia (4.3%)
12,060	BHP Billiton PLC	$355,212
32,219	BHP Billiton, Ltd.	1,058,750
6,049	Consolidated Media Holdings, Ltd.	20,695
6,049	Crown, Ltd.	58,046
8,138	Fairfax Media, Ltd.	25,965
401,227	Macquarie Airports	1,192,588
61,788	Newcrest Mining, Ltd.	1,875,177
17,132	Rio Tinto, Ltd.	1,924,538

		6,510,971

	Austria (3.8%)
6,808	Erste Bank der Oesterreichischen Sparkassen AG	441,584
52,554	Immoeast AG(a)	505,883
42,865	OMV AG	2,833,144
8,805	Raiffeisen International Bank Holding AG	1,201,162
4,400	Telekom Austria AG	90,886
2,430	Verbund - Oesterreichische Elektrizita- etswirtschafts AG, Class A	172,841
5,000	Vienna Insurance Group	383,218
4,402	Wienerberger AG	233,451

		5,862,169

	Belgium (1.0%)
668	Groupe Bruxelles Lambert SA	81,447
6,940	KBC Ancora	714,026
6,152	KBC Groep NV	797,924

		1,593,397

	Brazil (0.6%)
22,262	Petroleo Brasileiro SA	937,701

	Canada (5.0%)
17,976	Barrick Gold Corp.	785,974
6,413	Cameco Corp.	211,424
5,454	Canadian Natural Resources, Ltd.	373,377
20,386	Eldorado Gold Corp.(a)	140,614
5,307	Imperial Oil, Ltd.	278,159
80,650	Ivanhoe Mines, Ltd.(a)	840,718
12,030	Kinross Gold Corp.	268,388
5,096	OPTI Canada, Inc.(a)	85,889
12,465	Potash Corp. of Saskatchewan	1,936,936
15,115	Research In Motion, Ltd.(a)	1,696,356
7,804	Suncor Energy, Inc.	754,284
8,485	Talisman Energy, Inc.	150,530
14,954	UTS Energy Corp.(a)	76,194

		7,598,843

	Chile (0.2%)
10,900	Sociedad Quimica y Minera de Chile SA, ADR	254,842

	China (0.4%)
677,169	Beijing Capital International Airport Co., Ltd., Class H	620,888
35,000	Weiqiao Textile Co., Ltd., Class H	45,319

		666,207

	Cyprus (0.2%)
31,163	Bank of Cyprus Public Co., Ltd	369,108

	Czech Republic (2.6%)
16,471	Komercni Banka AS	3,938,506

Shares		Fair Value
COMMON STOCKS — (continued)
	Denmark (1.1%)
5,939	Carlsberg AS, Class B	$761,720
650	Danske Bank	24,074
2,222	FLSmidth & Co. AS	221,221
8,216	Novo Nordisk AS, Class B	565,386
1,409	Vestas Wind Systems AS(a)	155,097

		1,727,498

	Finland (4.0%)
25,057	Fortum OYJ	1,022,251
7,552	Kemira OYJ	115,625
1,535	Kesko OYJ, Class B	79,449
1,170	Metso OYJ	63,201
103,812	Nokia OYJ	3,277,402
1,537	Nokian Renkaat OYJ	65,841
6,245	Orion OYJ, Class B	135,345
3,986	Outotec OYJ	212,013
4,455	Pohjola Bank PLC	83,953
8,738	Ramirent OYJ	166,070
7,760	Sanoma-WSOY OYJ	214,674
1,176	Wartsila Oyj	79,410
22,335	YIT OYJ	634,684

		6,149,918

	France (8.7%)
988	Accor SA	72,136
7,776	Aeroports de Paris	886,293
5,974	Air Liquide	911,066
845	Alstom	183,049
3,454	BNP Paribas	348,276
4,251	Bouygues	270,408
1,566	Bureau Veritas SA(a)	89,682
3,843	Cie de Saint-Gobain	314,081
524	EDF Energies Nouvelles SA	32,086
12,287	Electricite de France	1,068,810
1,542	Eurazeo	197,298
22,967	France Telecom SA	771,589
3,400	JC Decaux SA	100,078
4,412	Lafarge SA	766,655
11,609	LVMH Moet Hennessy Louis Vuitton SA	1,291,481
2,637	M6-Metropole Television	58,716
2,213	Neuf Cegetel	123,260
917	Nexity	39,431
5,289	Pernod-Ricard SA	544,941
4,672	PPR	692,735
1,078	Remy Cointreau SA	72,676
662	Renault SA	73,277
4,007	Sanofi-Aventis SA	300,538
8,592	Societe Television Francaise 1	189,313
1,031	Sodexo	63,376
17,195	Suez SA	1,127,088
930	Technip SA	72,444
25,246	Total SA	1,870,332
1,820	Veolia Environnement	127,006
8,090	Vinci SA	585,242
1,996	Vivendi	78,076
457	Wendel	57,337

		13,378,776

	Germany (5.9%)
806	Adidas AG	53,297
3,332	Arcandor AG(a)	66,845

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Germany — (continued)
7,230	Bayer AG	$579,555
14,951	Commerzbank AG	470,780
797	Continental AG	81,726
6,729	Daimler AG	576,024
2,326	Deutsche Boerse AG	377,227
2,988	Deutsche Post AG	91,397
700	Deutsche Postbank AG	67,062
5,412	E.ON AG	1,009,394
21,296	Fraport AG Frankfurt Airport Services Worldwide	1,539,119
14,455	Fresenius Medical Care AG & Co. KGaA	726,298
9,764	Fresenius SE	819,602
2,026	Hamburger Hafen und Logistik AG(a)	154,331
3,534	Henkel KGaA	149,919
1,269	K+S AG	414,977
559	MAN AG	74,600
1,220	Merck KGAA	151,470
1,827	Praktiker Bau-und Heimwerkermaerkte Holding AG, Class A	48,850
2,286	Premiere AG(a)	49,997
1,103	Rheinmetall AG	77,774
15,293	Rhoen Klinikum AG	451,731
6,492	Siemens AG	709,604
1,837	Tognum AG(a)	40,689
1,646	Volkswagen AG, Preference shares	272,974

		9,055,242

	Greece (0.4%)
93,027	Alapis Holding Industrial & Commercial SA	319,653
11,838	Hellenic Telecommunications Organization SA	335,634

		655,287

	Hong Kong (2.5%)
201,168	China Merchants Holdings International Co., Ltd.	964,486
38,275	China Mobile, Ltd.	575,071
496,599	Galaxy Entertainment Group, Ltd.(a)	371,216
332,231	GOME Electrical Appliances Holdings, Ltd.	767,194
34,000	Hutchison Telecommunications International, Ltd.	48,536
25,952	Melco PBL Entertainment Macau, Ltd., ADR(a)	295,334
596,074	Shun Tak Holdings, Ltd.	793,143

		3,814,980

	Hungary (2.7%)
101,411	OTP Bank Nyrt	4,183,848

	India (2.2%)
37,737	State Bank of India, Ltd., GDR	3,339,725

	Indonesia (0.1%)
172,430	Semen Gresik Persero Tbk PT	94,474

	Ireland (0.2%)
5,821	CRH PLC	220,660
17,065	Dragon Oil PLC(a)	152,653

		373,313

	Italy (2.8%)
846	Autogrill SpA	12,639
41,052	Banca Popolare di Milano Scarl	451,166
3,199	Banca Popolare di Sondrio Scarl	46,823

Shares		Fair Value
COMMON STOCKS — (continued)
	Italy — (continued)
16,792	Buzzi Unicem SpA	$418,877
26,112	Credito Emiliano SpA	346,889
1,139	Finmeccanica SpA	38,783
11,052	Geox SpA	171,055
134,281	Intesa Sanpaolo SpA	884,783
3,471	Italcementi SpA	70,500
453	Lottomatica SpA	14,105
37,719	Mediobanca SpA	774,326
84,628	Telecom Italia SpA	176,411
109,162	UniCredito Italiano SpA	731,413
3,059	Unione di Banche Italiane SCPA	78,443

		4,216,213

	Japan (6.8%)
1,690	Acom Co., Ltd.	45,049
1,874	Aiful Corp.	29,967
1,800	Aisin Seiki Co., Ltd.	67,885
4,000	Bank of Kyoto, Ltd. (The)	49,099
19,922	Bank of Yokohama, Ltd. (The)	136,321
9,886	Canon, Inc.	461,117
45	Central Japan Railway Co.	467,544
8,000	Chiba Bank, Ltd. (The)	54,755
1,600	Credit Saison Co., Ltd.	44,897
7,000	Daihatsu Motor Co., Ltd.	84,568
1,400	Daikin Industries, Ltd.	61,019
4,000	Daiwa Securities Group, Inc.	34,933
6,631	Denso Corp.	216,174
12	Dentsu, Inc.	27,556
54	East Japan Railway Co.	450,283
1,700	Eisai Co., Ltd.	58,532
1,625	Fanuc, Ltd.	155,893
26	Fuji Television Network, Inc.	38,586
8,000	Gunma Bank, Ltd. (The)	57,656
9,706	Honda Motor Co., Ltd.	280,355
3,120	Hoya Corp.	73,719
2,100	Ibiden Co., Ltd.	83,290
3,000	Itochu Corp.	30,004
70	Japan Tobacco, Inc.	350,175
1,180	JFE Holdings, Inc.	52,782
2,700	JS Group Corp.	40,896
1,800	JSR Corp.	40,979
42	KDDI Corp.	258,337
27,700	Komatsu, Ltd.	779,918
4,202	Kubota Corp.	26,195
1,300	Kyocera Corp.	110,195
4,000	Makita Corp.	126,229
10,408	Matsushita Electric Industrial Co., Ltd.	226,239
2,500	Mitsubishi Corp.	76,490
7,000	Mitsubishi Electric Corp.	61,129
29,900	Mitsubishi UFJ Financial Group, Inc.	261,560
3,000	Mitsui & Co., Ltd.	61,562
2,223	Mitsui Fudosan Co., Ltd.	44,720
18	Mizuho Financial Group, Inc.	66,492
1,660	Nintendo Co., Ltd.	868,520
21,111	Nippon Electric Glass Co., Ltd.	331,545
12	Nippon Telegraph & Telephone Corp.	51,979
3,200	Nissan Motor Co., Ltd.	26,828
3,749	Nitto Denko Corp.	159,405
3,213	Nomura Holdings, Inc.	48,370
8,000	NSK, Ltd.	60,880
167	NTT DoCoMo, Inc.	254,628

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Japan — (continued)
779	Olympus Corp.	$23,703
1,800	Promise Co., Ltd.	52,062
7,000	Ricoh Co., Ltd.	115,813
4	Sapporo Hokuyo Holdings, Inc.	28,145
2,400	Seven & I Holdings Co., Ltd.	60,911
3,000	Sharp Corp.	51,492
1,500	Shin-Etsu Chemical Co., Ltd.	78,106
5,000	Shizuoka Bank, Ltd. (The)	59,414
8,566	Sony Corp.	344,539
2,700	Stanley Electric Co., Ltd.	66,496
13,000	Sumitomo Chemical Co., Ltd.	83,913
2,400	Sumitomo Corp.	31,989
2,100	Sumitomo Electric Industries, Ltd.	26,845
9,998	Sumitomo Heavy Industries, Ltd.	65,213
19,000	Sumitomo Metal Industries, Ltd.	72,795
29	Sumitomo Mitsui Financial Group, Inc.	192,642
6,248	Sumitomo Trust & Banking Co., Ltd. (The)	43,300
3,000	Suruga Bank, Ltd.	38,179
14,400	Suzuki Motor Corp.	366,274
2,500	Takeda Pharmaceutical Co., Ltd.	125,505
1,794	Takefuji Corp.	38,014
8,000	Toray Industries, Inc.	52,435
13,254	Toyota Motor Corp.	669,696
3,647	Yamada Denki Co., Ltd.	317,972
2,900	Yamaha Motor Co., Ltd.	53,896
1,000	Yamato Holdings Co., Ltd.	14,695

		10,469,299

	Korea (South) (0.3%)
628	Samsung Electronics Co., Ltd.	397,117

	Luxembourg (0.8%)
1,866	Evraz Group SA, GDR(d)	161,036
12,064	Millicom International Cellular SA(a)	1,140,651

		1,301,687

	Mexico (0.3%)
1,702	America Movil SAB de CV, ADR, Series L	108,400
40,877	America Movil SAB de CV, Series L	130,166
67,192	Corporacion Moctezuma, SAB de CV	160,676

		399,242

	Netherlands (0.9%)
2,104	Koninklijke Vopak NV	132,431
25,243	Royal KPN NV	426,144
2,211	TNT NV	82,018
16,456	Unilever NV CVA	553,968
3,742	X5 Retail Group NV, GDR(a)	110,389

		1,304,950

	New Zealand (0.2%)
135,949	Auckland International Airport, Ltd.	244,218

	Norway (1.8%)
6,233	Aker Kvaerner ASA	142,772
34,823	DnB NOR ASA	531,632
10,203	Norsk Hydro ASA	149,473
28,045	StatoilHydro ASA	841,370
19,938	Telenor ASA(a)	383,963
11,491	Yara International ASA	668,288

		2,717,498

Shares		Fair Value
COMMON STOCKS — (continued)
	Poland (1.8%)
1,659	Bank BPH SA	$67,396
16,311	Bank Handlowy w Warszawie SA	652,564
41,541	Bank Millennium SA	155,646
915	Bank Pekao SA	81,645
5,499	Bank Zachodni WBK SA	458,180
1,182	BRE Bank SA(a)	193,148
400	ING Bank Slaski SA	95,324
181,999	Polskie Gornictwo Naftowe I Gazownictwo SA	401,947
32,725	Powszechna Kasa Oszczednosci Bank Polski SA	664,915

		2,770,765

	Portugal (0.6%)
29,643	Energias de Portugal SA	179,958
98,623	Jeronimo Martins SGPS SA	793,176

		973,134

	Russia (4.3%)
3,596	Cherepovets MK Severstal, GDR(d)	81,449
23,350	Gazprom OAO, ADR	1,179,175
1,090	MMC Norilsk Nickel, OJSC	309,015
36,900	MMC Norilsk Nickel, OJSC, ADR	1,046,115
34,031	NovaTek OAO	238,217
3,266,283	Novorossiysk Commercial Sea Port	646,724
6,541	Novorossiysk Commercial Sea Port, GDR(a)(d)	97,134
436	Open Investments(a)	96,472
20,648	Pharmstandard, GDR(a)(d)	485,228
7,240	Polyus Gold Co., ADR	367,430
25,747	Rosneft Oil Co. OAO, GDR(a)	233,010
111,045	Sberbank	348,565
783	Silvinit, Pfd.(f)	458,055
10,784	Sistema-Hals, GDR(a)(d)	77,213
23,720	Uralkali(a)	183,830
1,271	Uralkali, GDR(a)(d)	49,251
92,723	URSA Bank, OJSC(a)	111,268
20,258	VTB Bank OJSC, GDR(a)(d)	143,022
2,507	Wimm-Bill-Dann Foods OJSC	186,367
2,408	Wimm-Bill-Dann Foods OJSC, ADR	246,772

		6,584,312

	South Africa (0.2%)
6,876	Impala Platinum Holdings, Ltd.	265,843

	Spain (1.7%)
549	Acciona SA	146,997
17,914	Banco Bilbao Vizcaya Argentaria SA	393,935
3,107	Gamesa Corp. Tecnologica SA	141,840
29,110	Iberdrola Renovables(a)	202,673
32,078	Iberdrola SA	496,119
1,297	Inditex SA	71,988
37,374	Telefonica SA	1,073,835

		2,527,387

	Sweden (1.6%)
419	Getinge AB(a)	10,895
6,718	Getinge AB, Class B	174,503
5,389	Hennes & Mauritz AB, Class B	331,741
2,131	Modern Times Group AB, Class B	148,776
66,371	Nordea Bank AB	1,076,543
19,820	Swedbank AB, Class A	555,878

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Sweden — (continued)
17,399	TeliaSonera AB	$139,681

		2,438,017

	Switzerland (5.9%)
15,283	ABB, Ltd.	411,355
1,549	BKW FMB Energie AG	197,860
17,079	Compagnie Financiere Richemont SA	958,862
637	Credit Suisse Group	32,435
890	Flughafen Zuerich AG	372,888
19,241	Holcim, Ltd.	2,020,955
2,855	Nestle SA	1,427,051
334	Nobel Biocare Holding AG	77,782
2,360	Roche Holding AG	444,789
230	SGS SA	331,202
3,487	Swatch Group AG (The)	933,715
748	Synthes, Inc.	104,577
25,495	Xstrata PLC	1,785,689

		9,099,160

	Taiwan (1.0%)
4,887	Asia Cement Corp., GDR(d)	87,350
6,005	Cathay Financial Holding Co. Ltd. GDR(d)	153,191
23,310	Chunghwa Telecom Co., Ltd., ADR	606,526
13,119	Far Eastern Textile Co., Ltd., GDR	221,055
4,478	First Financial Holding Co., Ltd., GDR	94,038
7,211	Fubon Financial Holding Co., Ltd., GDR	78,239
21,668	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	222,531

		1,462,930

	Ukraine (0.9%)
933,947	Raiffeisen Bank Aval	143,034
4,158	Ukrnafta Oil Co.(a)	244,736
1,101,903	Ukrsotsbank JSCB(a)	229,427
74,634	UkrTelecom, GDR(a)	718,274

		1,335,471

	United Kingdom (7.9%)
10,954	Amec PLC	157,332
17,694	Anglo American PLC	1,060,598
10,257	BAE Systems PLC	98,907
130,608	BP PLC	1,323,271
21,969	BT Group PLC	94,844
18,109	Burberry Group PLC	161,993
20,174	Cadbury Schweppes PLC	222,368
57,114	Compass Group PLC	365,493
56,984	Diageo PLC	1,153,166
19,393	GlaxoSmithKline PLC	410,203
8,440	Intertek Group PLC	173,136
4,656	Peter Hambro Mining PLC(a)	119,275
23,008	QinetiQ PLC	88,197
12,760	Reckitt Benckiser Group PLC	707,583
9,860	Rio Tinto PLC	1,024,710
45,195	Rolls-Royce Group PLC(a)	362,004
4,049,472	Rolls-Royce Group PLC, Class B(a)	8,037
22,490	Royal Bank of Scotland Group PLC	150,664
6,640	Scottish & Newcastle PLC	104,094
43,904	Sibir Energy PLC	479,422
86,076	Smith & Nephew PLC	1,139,839
100,262	Tesco PLC	755,630
591,057	Vodafone Group PLC	1,756,863

Shares		Fair Value
COMMON STOCKS — (continued)
	United Kingdom — (continued)
4,485	William Hill PLC	$33,491
6,081	WPP Group PLC	72,598

		12,023,718

	Total Common Stocks (Cost $128,763,883)	131,035,766

EXCHANGE TRADED FUNDS (7.2%)
	France (0.2%)
5,201	Lyxor ETF CAC 40 Fund (The)	386,743

	Germany (1.0%)
15,713	iShares DAX Fund (DE)	1,544,236

	Ireland (4.2%)
107,856	iShares DJ Euro Stoxx 50 Fund	6,138,534
22,213	iShares PLC - iShares FTSE 100 Fund	253,928

		6,392,462

	United States (1.8%)
25,583	iShares MSCI Australia Index Fund	659,018
131,292	iShares MSCI Taiwan Index Fund	2,080,978

		2,739,996

	Total Exchange Traded Funds (Cost $11,178,388)	11,063,437

RIGHTS/WARRANTS (2.6%)
	India (0.6%)
8,639	Banking Index Benchmark Exchange Traded Scheme Warrants, Expire 1/20/10(a)(d)	142,785
14,797	Bharti Airtel, Ltd. Warrants, Expire 05/31/10(a)(d)	304,812
11,711	ICICI Bank, Ltd. Warrants, Expire 01/19/09(a)(d)	223,622
5,319	ICICI Bank, Ltd. Warrants, Expire 05/10/10(a)(d)	102,030
10,190	Suzlon Energy, Ltd. Warrants, Expire 09/16/10(a)(d)	66,368

		839,617

	Romania (0.3%)
49,162	BRD-Group Societe Generale, Warrants, Expire 06/30/17(a)(d)	418,835

	Russia (0.8%)
9	Deutsche Bank AG London Warrants, Expire 12/31/09(e)	90,911
9	Deutsche Bank AG London Warrants, Expire 12/31/09(e)	47,326
9	Deutsche Bank AG London Warrants, Expire 12/31/09(e)	38,877
9	Deutsche Bank AG London Warrants, Expire 12/31/09(e)	106,333
9	Deutsche Bank AG London Warrants, Expire 12/31/09(e)	49,901
9	Deutsche Bank AG London Warrants, Expire 12/31/09(e)	223,765
9	Deutsche Bank AG London Warrants, Expire 12/31/09(e)	41,292

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Shares		Fair Value
RIGHTS/WARRANTS — (continued)
	Russia — (continued)
9	Deutsche Bank AG London Warrants, Expire
	12/31/09(e)	$11,685
9	Deutsche Bank AG London Warrants, Expire
	12/31/09(e)	63,500
9	Deutsche Bank AG London Warrants, Expire
	12/31/09(e)	14,993
9	Deutsche Bank AG London Warrants, Expire
	12/31/09(e)	13,104
9	Deutsche Bank AG London Warrants, Expire
	12/31/09(e)	30,848
9	Deutsche Bank AG London Warrants, Expire
	12/31/09(e)	22,061
9	Deutsche Bank AG London Warrants, Expire
	12/31/09(e)	17,574
9	Deutsche Bank AG London Warrants, Expire
	12/31/09(e)	30,301
9	Deutsche Bank AG London Warrants, Expire
	12/31/09(e)	6,403
9	Deutsche Bank AG London Warrants, Expire
	12/31/09(e)	14,469
9	Deutsche Bank AG London Warrants, Expire
	12/31/09(e)	12,718
9	Deutsche Bank AG London Warrants, Expire
	12/31/09(e)	2,535
9	Deutsche Bank AG London Warrants, Expire
	12/31/09(e)	190,996
9	Deutsche Bank AG London Warrants, Expire
	12/31/09(e)	28,258
9	Deutsche Bank AG London Warrants, Expire
	12/31/09(e)	161,550
9	Deutsche Bank AG London Warrants, Expire
	12/31/09(e)	33,804
9	Deutsche Bank AG London Warrants, Expire
	12/31/09(e)	—

		1,253,204

	Taiwan (0.9%)
261,363	Chinatrust Financial Holding Co., Ltd. Warrant, Expire 01/17/12(a)(d)	251,170
5,310	Goldman Domestic Taiwan Basket Warrants(d)	202,884
38,366	Hon Hai Precision Industry Co., Ltd. Warrants, Expire 08/19/08(a)(d)	219,722
4,905	Media Tek, Inc. Warrants, Expire 01/30/17(a)(d)	64,584

Shares		Fair Value
RIGHTS/WARRANTS — (continued)
	Taiwan — (continued)
22,730	President Chain Store Corp.(a)(d)	$77,737
84,958	Taiwan Cement Corp. Warrants, Expire 12/04/09(a)(d)	166,254
37,257	Taiwan Fertilizer Co., Ltd. Warrants, Expire 01/19/17(a)(d)	162,478
118,894	Tatung Co., Ltd.(a)(d)	76,707
1	Twsebki TRA Baskets Warrants, Expire 01/17/13(a)(d)	115,405
52,839	Uni-President Enterprises Corp. Warrants, Expire 01/04/11(a)(d)	78,202

		1,415,143

	Total Rights/Warrants (Cost $3,977,380)	3,926,799

INVESTMENT COMPANY (1.5%)
	United States (1.5%)
2,353,000	Federated Treasury Obligations Fund, Institutional Shares	2,353,000

	Total Investment Company (Cost $2,353,000)	2,353,000

Total Investments — 97.0% (Cost $146,272,651)		148,379,002
Net Other Assets (Liabilities) — 3.0%		4,512,343

NET ASSETS — 100.0%		$152,891,345

Sector		Percentage of net assets
Consumer Discretionary		7.8%
Consumer Staples		5.7%
Energy		8.4%
Exchange Traded Funds		7.2%
Financials		21.1%
Health Care		4.1%
Industrials		10.2%
Information Technology		5.2%
Investment Company		1.6%
Materials		15.6%
Telecommunication Services		6.4%
Utilities		3.7%

		97.0%

Currency	Delivery Date	Contract Amount in Local Currency	Contract Amount in U.S. Dollar	Fair Value	Unrealized Appreciation Depreciation
Canadian Dollar vs. U.S. Dollar	06/20/2008	396,415	$390,981	$385,573	$5,407
Czech Koruna vs. U.S. Dollar	06/20/2008	14,208,630	884,391	886,484	(2,092)
Euro vs. U.S. Dollar	06/20/2008	934,642	1,453,846	1,470,085	(16,240)
Hungary Forint vs. U.S. Dollar	05/19/2008	339,188,107	1,870,660	2,039,581	(168,921)
Polish Zloty vs. U.S. Dollar	05/19/2008	4,387,341	1,784,705	1,963,286	(178,580)

Total Short Contracts			$6,384,583	$6,745,009	$(360,426)

Australian Dollar vs. U.S. Dollar	06/12/2008	993,760	$910,509	$899,165	$(11,344)
Japanese Yen vs. U.S. Dollar	05/08/2008	710,426,052	6,708,461	7,143,938	435,476

Total Long Contracts			$7,618,970	$8,043,103	$424,132

See footnote legend to the Schedule of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Special Opportunities Equity Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.2%)
	Consumer Discretionary (10.8%)
775,000	Comcast Corp., Class A	$14,988,500
656,300	News Corp., Class A	12,305,625
258,100	Yum! Brands, Inc.(g)	9,603,901

		36,898,026

	Consumer Staples (2.9%)
386,500	Smithfield Foods, Inc.(a)(g)	9,956,240

	Energy (13.5%)
150,000	Apache Corp.(g)	18,123,000
268,000	Noble Corp.	13,311,560
201,000	Weatherford International, Ltd.(a)(g)	14,566,470

		46,001,030

	Financials (4.5%)
6,327	Apartment Investment & Management Co., Class A, REIT	226,570
10,900	Markel Corp.(a)	4,795,673
356,000	Wells Fargo & Co.(g)	10,359,600

		15,381,843

	Health Care (19.0%)
688,000	Allscripts Healthcare Solutions, Inc.(a)	7,100,160
107,000	Coventry Health Care, Inc.(a)	4,317,450
226,000	McKesson Corp.	11,835,620
201,562	MedCath Corp.(a)	3,668,428
253,000	Teva Pharmaceutical Industries, Ltd., ADR	11,686,070
335,000	UnitedHealth Group, Inc.	11,510,600
314,000	Varian Medical Systems, Inc.(a)(g)	14,707,760

		64,826,088

	Industrials (10.4%)
226,000	J.B. Hunt Transport Services, Inc.(g)	7,103,180
96,500	L-3 Communications Holdings, Inc.	10,551,310
939,000	Southwest Airlines Co.	11,643,600
232,000	Trinity Industries, Inc.	6,182,800

		35,480,890

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology (29.4%)
632,000	ACI Worldwide, Inc.(a)	$12,589,440
475,000	Akamai Technologies, Inc.(a)	13,376,000
542,000	Cisco Systems, Inc.(a)	13,056,780
14,000	Corning, Inc.	336,560
410,000	Digital River, Inc.(a)	12,697,700
453,000	eBay, Inc.(a)	13,517,520
287,000	Harris Corp.	13,928,110
557,000	Symantec Corp.(a)	9,257,340
395,000	Yahoo!, Inc.(a)(g)	11,427,350

		100,186,800

	Materials (7.7%)
563,500	Nalco Holding Co.	11,918,025
570,000	Sealed Air Corp.(g)	14,392,500

		26,310,525

	Total Common Stocks (Cost $308,640,240)	335,041,442

INVESTMENT COMPANY (3.4%)
11,667,049	Federated Treasury Obligations Fund, Institutional Shares	11,667,049

	Total Investment Company (Cost $11,667,049)	11,667,049

Total Investments — 101.6% (Cost $320,307,289)		346,708,491
Net Other Assets (Liabilities) — (1.6)%		(5,315,986)

NET ASSETS — 100.0%		$341,392,505

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Equity Income Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (89.4%)
	Consumer Discretionary (5.9%)
535,000	Pearson PLC, ADR	$7,265,300
257,000	Regal Entertainment Group, Class A(g)	4,957,530

		12,222,830

	Consumer Staples (7.5%)
20,000	Altria Group, Inc.(g)	444,000
110,000	General Mills, Inc.	6,586,800
106,000	PepsiCo, Inc.	7,653,200
20,000	Philip Morris International, Inc.(a)	1,011,600

		15,695,600

	Energy (22.6%)
123,000	BP PLC, ADR	7,459,950
72,000	Chevron Corp.	6,145,920
97,000	ConocoPhillips	7,392,370
181,000	Kinder Morgan Management LLC(a)	9,225,558
278,700	Natural Resource Partners, LP	7,901,145
269,000	StatoilHydro ASA, ADR	8,035,030
27,600	Teekay LNG Partners LP	792,672

		46,952,645

	Financials (19.6%)
153,000	Allstate Corp. (The)	7,353,180
6,000	Federated Investors, Inc., Class B(g)	234,960
241,000	First Industrial Realty Trust, Inc., REIT	7,444,490
257,500	Realty Income Corp., REIT	6,597,150
195,000	U.S. Bancorp(g)	6,310,200
194,000	Wachovia Corp.(g)	5,238,000
221,000	Weingarten Realty Investors, REIT	7,611,240

		40,789,220

	Health Care (9.7%)
106,500	Abbott Laboratories	5,873,475
154,000	GlaxoSmithKline PLC, ADR	6,534,220
374,000	Pfizer, Inc.	7,827,820

		20,235,515

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials (11.3%)
230,000	General Electric Co.	$8,512,300
92,000	United Parcel Service, Inc., Class B	6,717,840
248,000	Waste Management, Inc.	8,322,880

		23,553,020

	Information Technology (10.3%)
245,000	Microchip Technology, Inc.	8,018,850
225,000	Nokia Corp., ADR	7,161,750
601,000	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,172,270

		21,352,870

	Materials (2.5%)
111,000	E.I. DuPont de Nemours & Co.	5,190,360

	Total Common Stocks (Cost $178,308,688)	185,992,060

INVESTMENT COMPANY (5.4%)
11,142,144	Federated Treasury Obligations Fund, Institutional Shares	11,142,144

	Total Investment Company (Cost $11,142,144)	11,142,144

Total Investments — 94.8% (Cost $189,450,832)		197,134,204
Net Other Assets (Liabilities) — 5.2%		10,862,069

NET ASSETS — 100.0%		$207,996,273

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Short U.S. Government Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (11.4%)
	Fannie Mae (3.3%)
$1,500,000	3.500%, 4/25/26, Series 2003-65, Class PL	$1,488,554

	Freddie Mac (3.5%)
148,037	4.000%, 4/15/22, Series 2691, Class MB	148,053
607,320	5.000%, 6/15/24, Series 2915, Class KA	614,184
849,862	5.000%, 9/15/26, Series 3018, Class UM	859,469

		1,621,706

	Ginnie Mae (4.6%)
2,090,000	4.500%, 4/16/28, Series 2003-97, Class NC	2,114,132

	Total Collateralized Mortgage Obligations (Cost $5,208,010)	5,224,392

MORTGAGE-BACKED SECURITIES (22.3%)
	Fannie Mae (17.2%)
999,524	4.500%, 1/1/10, Pool #254626	1,014,719
359,407	6.500%, 8/1/13, Pool #251901	377,285
305,009	6.000%, 3/1/16, Pool #253702	314,940
308,023	6.000%, 4/1/16, Pool #535846	318,052
549,790	6.500%, 4/1/16, Pool #253706	576,982
227,632	6.000%, 8/1/16, Pool #545125	234,959
1,354,867	5.000%, 11/1/17, Pool #254510	1,375,076
1,467,655	5.000%, 12/1/17, Pool #254545	1,489,547
2,172,130	4.500%, 3/1/18, Pool #555292	2,170,975

		7,872,535

	Freddie Mac (5.1%)
336,706	5.000%, 12/1/08, Pool #M80714	338,685
1,264,858	4.500%, 1/1/10, Pool #M80792	1,281,003
159,080	6.500%, 5/1/13, Pool #E00548	166,715
499,947	6.000%, 9/1/16, Pool #E01049	515,862

		2,302,265

	Total Mortgage-Backed Securities (Cost $10,088,904)	10,174,800

MUNICIPAL BONDS (6.8%)
	Colorado (2.4%)
1,000,000	Adams County School District No. 12, CO, School Improvements G.O., Series A, Prerefunded 12/15/12 @ 100 (FSA), 5.500%, 12/15/20	1,114,060

	North Carolina (4.4%)
2,000,000	North Carolina Medical Care Commission, NC, University of Eastern Carolina Refunding Revenue, Series B (AMBAC), 7.850%, 12/1/28*	2,000,000

	Total Municipal Bonds (Cost $3,105,004)	3,114,060

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES (50.5%)
	Fannie Mae (5.6%)
$2,500,000	3.875%, 2/15/10	$2,573,895

	Federal Farm Credit Bank (13.5%)
5,000,000	4.125%, 4/15/09	5,094,390
1,000,000	5.375%, 7/18/11	1,077,912

		6,172,302

	Federal Home Loan Bank (17.1%)
1,100,000	2.000%, 4/3/08**	1,099,878
1,500,000	4.750%, 4/24/09	1,538,925
4,000,000	3.750%, 8/18/09	4,082,296
1,000,000	4.625%, 2/18/11, Series 616	1,060,776

		7,781,875

	Freddie Mac (14.3%)
1,500,000	3.375%, 4/15/09	1,516,926
5,000,000	2.375%, 5/28/10, Series 1	5,002,735

		6,519,661

	Total U.S. Government Agencies (Cost $22,442,278)	23,047,733

U.S. TREASURY NOTES (8.3%)
2,000,000	2.625%, 3/15/09	2,020,468
500,000	4.250%, 10/15/10	532,500
1,150,000	4.125%, 8/31/12	1,233,644

	Total U.S. Treasury Notes (Cost $3,701,294)	3,786,612

Shares
INVESTMENT COMPANY (2.5%)
1,150,356	Federated Treasury Obligations Fund, Institutional Shares	1,150,356

	Total Investment Company (Cost $1,150,356)	1,150,356

Total Investments — 101.8% (Cost $45,695,846)		46,497,953
Net Other Assets (Liabilities) — (1.8)%		(819,667)

NET ASSETS — 100.0%		$45,678,286

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Intermediate U.S. Government Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (11.7%)
	Freddie Mac (11.7%)
$16,613,405	5.125%, 10/15/15, Series R003, Class AG	$16,857,306

	Total Collateralized Mortgage Obligations (Cost $16,385,033)	16,857,306

CORPORATE BONDS (6.4%)
	Consumer Staples (0.7%)
1,000,000	Wal-Mart Stores, Inc., 5.800%, 2/15/18	1,048,026

	Financials (4.1%)
2,000,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	1,944,184
2,000,000	MBNA Corp., 5.000%, 6/15/15	2,004,388
2,000,000	Wachovia Corp., 4.875%, 2/15/14	1,948,270

		5,896,842

	Information Technology (1.6%)
2,225,000	Oracle Corp., 5.250%, 1/15/16	2,223,855

	Total Corporate Bonds (Cost $9,181,993)	9,168,723

MORTGAGE-BACKED SECURITIES (48.2%)
	Fannie Mae (40.0%)
5,077,497	5.000%, 1/1/18, Pool #650205	5,149,458
4,344,260	4.500%, 3/1/18, Pool #555292	4,341,949
1,654,108	5.500%, 1/1/33, Pool #678321	1,676,193
3,212,833	5.000%, 7/1/33, Pool #724965	3,190,030
1,248,442	5.000%, 8/1/33, Pool #738751	1,239,682
771,175	5.000%, 8/1/33, Pool #724365	771,737
788,057	5.000%, 10/1/33, Pool #753298	782,690
2,659,332	6.500%, 11/1/34, Pool #783476	2,753,768
11,427,436	5.500%, 5/1/35, Pool #825530	11,558,870
9,166,146	5.500%, 9/1/35, Pool #835787	9,271,571
8,543,871	5.500%, 10/1/36, Pool #870813	8,635,287
8,174,384	5.500%, 8/1/37, Pool #946238	8,198,381

		57,569,616

	Freddie Mac (8.2%)
5,899,871	4.500%, 2/1/18, Pool #E94445	5,892,123
5,876,219	5.500%, 2/1/29, Pool #A18613	5,963,660

		11,855,783

	Total Mortgage-Backed Securities (Cost $68,731,069)	69,425,399

Principal Amount		Fair Value
MUNICIPAL BONDS (11.4%)
	Florida (2.8%)
$4,000,000	Citizens Property Insurance, High Risk Revenue Bonds, Series F, Callable 4/25/08 @ 100 (FSA), 8.000%, 7/1/21*	$4,000,000

	Texas (2.9%)
4,000,000	Dallas City, TX, Public Improvements G.O., Callable 2/15/17 @ 100, 5.000%, 2/15/20	4,243,600

	Washington (2.9%)
4,000,000	King County, WA, Sewer Improvements G.O., Callable 1/1/15 @ 100 (FGIC), 5.000%, 1/1/21	4,126,800

	Wisconsin (2.8%)
4,000,000	Wisconsin State, Public Improvements G.O., Series B, Callable 5/1/15 @ 100 (FSA), 5.000%, 5/1/25	4,076,240

	Total Municipal Bonds (Cost $16,409,194)	16,446,640

U.S. GOVERNMENT AGENCIES (21.3%)
	Fannie Mae (10.9%)
3,000,000	4.050%, 2/22/13	3,020,649
6,970,000	5.125%, 1/2/14	7,226,705
5,000,000	5.000%, 4/15/15	5,389,810

		15,637,164

	Freddie Mac (1.7%)
2,392,000	5.400%, 3/2/12	2,424,912

	Private Export Funding Corp. (8.7%)
2,427,000	7.200%, 1/15/10, Series I	2,635,321
4,350,000	4.974%, 8/15/13	4,682,088
5,000,000	4.550%, 5/15/15	5,248,095

		12,565,504

	Total U.S. Government Agencies (Cost $29,867,584)	30,627,580

Total Investments — 99.0% (Cost $140,574,873)		142,525,648
Net Other Assets (Liabilities) — 1.0%		1,474,475

NET ASSETS — 100.0%		$144,000,123

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (5.9%)
$2,000,000	American Express Credit Account Master Trust, Series 2004-5, Class A, 2.908%, 4/16/12*(b)	$1,978,071
1,700,000	Bank One Issuance Trust, Series 2003-A6, Class A6, 2.928%, 2/15/11*(b)	1,700,313
942,000	Chase Credit Card Master Trust, Series 2003-6, Class A, 2.928%, 2/15/11*(b)	938,024
5,095,000	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 1A5, STEP, 5.416%, 5/25/33(f)	4,794,863
980,000	Chase Issuance Trust, Series 2006-A5, Class A, 2.838%, 11/15/13*(b)	946,465
1,250,000	Citibank Credit Card Issuance Trust, Series 2007-A1, Class A1, 2.589%, 3/22/12*(b)	1,227,850
4,000,000	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35(f)	3,935,410
1,410,000	MBNA Credit Card Master Note Trust, Series 2001-A5, Class A5, 3.028%, 3/15/11*(b)	1,404,775
2,154,000	MBNA Credit Card Master Note Trust, Series 2002-A5, Class A5, 2.998%, 10/17/11*(b)	2,136,580
2,820,000	MBNA Credit Card Master Note Trust, Series 2002-A8, Class A8, 4.408%, 12/15/11*(b)	2,794,538
2,820,000	MBNA Credit Card Master Note Trust, Series 2003-A8, Class A8, 3.008%, 12/17/12*(b)	2,770,616
3,328,307	Residential Asset Mortgage Products, Inc., Series 2003-RS4, Class AI6, 4.018%, 3/25/33*(f)	3,002,171

	Total Asset Backed Securities (Cost $28,471,908)	27,629,676

COMMERCIAL MORTGAGE-BACKED SECURITIES(4.6%)
7,138,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A3, 5.607%, 10/15/48	6,778,909
2,600,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	2,533,429
6,700,000	Morgan Stanley Capital I, Series 2007-IQ13, Class A3, 5.331%, 3/15/44	6,365,507
6,300,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 5.903%, 2/15/51*	6,202,968

	Total Commercial Mortgage-Backed Securities (Cost $22,767,309)	21,880,813

CORPORATE BONDS (20.6%)
	Consumer Discretionary (1.1%)
2,110,000	Historic TW, Inc., 9.125%, 1/15/13	2,364,724
2,864,000	Time Warner, Inc., 5.875%, 11/15/16	2,723,532

		5,088,256

	Consumer Staples (1.3%)
1,835,000	Coca-Cola Co. (The), 5.350%, 11/15/17	1,914,764
4,460,000	CVS Caremark Corp., 4.875%, 9/15/14	4,417,349

		6,332,113

	Energy (0.5%)
2,276,000	Peabody Energy Corp., Series B, 6.875%, 3/15/13	2,310,140

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials (10.1%)
$5,980,000	American International Group, Inc., MTN, Series G, 5.850%, 1/16/18	$5,868,419
2,600,000	Bank of America Corp., 5.125%, 11/15/14	2,648,181
1,142,000	Bank of America Corp., 5.750%, 12/1/17	1,181,791
4,160,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/1/18	4,298,906
2,355,000	ERP Operating LP, 5.125%, 3/15/16	2,040,181
3,459,000	GATX Financial Corp., 5.125%, 4/15/10	3,496,430
2,578,000	Goldman Sachs Group, Inc. (The), 5.450%, 11/1/12	2,611,016
1,289,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	1,253,027
1,827,000	Lehman Brothers Holdings, Inc., MTN, Series G, 4.800%, 3/13/14	1,587,650
4,220,000	Lehman Brothers Holdings, Inc., MTN, Series I, 6.200%, 9/26/14	4,162,287
5,641,000	Morgan Stanley, MTN, Series F, 6.625%, 4/1/18	5,642,986
6,985,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14	6,851,992
1,430,000	Prudential Financial, Inc., MTN, Series D, 6.625%, 12/1/37	1,412,465
4,455,000	Wells Fargo & Co., 5.625%, 12/11/17	4,556,846

		47,612,177

	Health Care (1.0%)
2,167,000	Cardinal Health, Inc., 4.000%, 6/15/15	1,997,380
2,940,000	Laboratory Corp. of America Holdings, 5.625%, 12/15/15	2,907,675

		4,905,055

	Industrials (2.4%)
2,724,000	Allied Waste North America, Inc., 6.875%, 6/1/17	2,669,520
2,718,000	Corrections Corp. of America, 6.250%, 3/15/13	2,663,640
2,275,000	General Dynamics Corp., 4.250%, 5/15/13	2,304,170
3,350,000	Goodrich (BF) Corp., 6.290%, 7/1/16	3,608,262

		11,245,592

	Information Technology (2.5%)
2,237,000	Cisco Systems, Inc., 5.500%, 2/22/16	2,314,416
2,340,000	Hewlett-Packard Co., 6.500%, 7/1/12	2,554,655
540,000	Hewlett-Packard Co., 5.400%, 3/1/17	551,459
2,185,000	International Business Machines Corp., 5.700%, 9/14/17	2,288,921
3,956,000	Oracle Corp., 5.250%, 1/15/16	3,953,962

		11,663,413

	Telecommunication Services (1.3%)
1,430,000	AT&T, Inc., 5.500%, 2/1/18	1,400,170
4,080,000	New Cingular Wireless Services, Inc., 8.125%, 5/1/12	4,565,895

		5,966,065

	Utilities (0.4%)
1,909,000	Ohio Power Co., Series K, 6.000%, 6/1/16	1,917,365

	Total Corporate Bonds (Cost $96,645,039)	97,040,176

MORTGAGE-BACKED SECURITIES (42.4%)
	Fannie Mae (16.1%)
93,126	6.000%, 10/1/13, Pool #252061	96,183
173,482	5.500%, 4/1/18, Pool #685496	177,978

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$2,467,538	4.500%, 6/1/19, Pool #780349	$2,463,345
258,493	5.000%, 8/1/20, Pool #832058	261,507
463,483	5.000%, 8/1/20, Pool #838787	468,886
1,082,097	5.500%, 11/1/20, Pool #843972	1,107,633
1,218,731	5.500%, 12/1/20, Pool #831138	1,247,492
922,756	5.500%, 5/1/21, Pool #895628	944,532
592,083	5.500%, 6/1/21, Pool #831526	605,247
136,454	5.000%, 5/1/22, Pool #256716	137,892
1,747,213	6.000%, 7/1/22, Pool #944967	1,799,603
1,401,810	5.000%, 9/1/25, Pool #255892	1,404,500
3,817,779	5.500%, 2/1/27, Pool #256600	3,882,406
679,561	6.500%, 1/1/35, Pool #809198	706,090
5,025,542	5.500%, 3/1/35, Pool #787561	5,083,344
4,204,503	5.500%, 4/1/35, Pool #822982	4,255,034
374,958	6.000%, 4/1/35, Pool #73550	386,057
765,627	7.000%, 6/1/35, Pool #830686	806,985
530,823	7.000%, 6/1/35, Pool #255820	559,498
2,322,610	5.500%, 10/1/35, Pool #817568	2,349,323
1,107,030	5.500%, 2/1/36, Pool #831295	1,119,763
1,808,855	5.500%, 2/1/36, Pool #25610	1,829,660
1,611,357	6.500%, 3/1/36, Pool #866062	1,670,354
2,755,776	5.621%, 5/1/36, Pool #871259*	2,780,636
2,461,100	5.407%, 6/1/36, Pool #905183*	2,496,440
1,844,091	6.000%, 6/1/36, Pool #886959	1,891,224
1,352,762	6.500%, 7/1/36, Pool #885493	1,402,291
599,094	5.500%, 12/1/36, Pool #922224	605,504
9,067,919	5.500%, 1/1/37, Pool #256552	9,164,941
2,675,038	6.000%, 4/1/37, Pool #914725	2,742,743
3,737,136	6.000%, 4/1/37, Pool #256674	3,831,722
4,112,041	6.000%, 7/1/37, Pool #256800	4,216,117
4,453,554	6.000%, 7/1/37, Pool #93685	4,566,274
1,555,861	6.000%, 9/1/37, Pool #955005	1,595,239
7,110,858	5.919%, 12/1/37, Pool #966223*	7,191,677

		75,848,120

	Freddie Mac (24.9%)
1,349,151	6.000%, 10/1/19, Pool #G11679	1,392,739
2,475,969	5.000%, 5/1/20, Pool #B19275	2,506,339
418,509	5.500%, 3/1/21, Pool #J01432	427,961
3,932,322	5.000%, 9/1/21, Pool #G12381	3,980,557
2,922,754	5.500%, 10/1/21, Pool #G12425	2,986,118
1,290,337	5.000%, 12/1/21, Pool #J04025	1,305,216
2,276,554	5.000%, 7/1/25, Pool #C90908	2,288,978
1,964,261	4.500%, 6/1/35, Pool #G01842	1,894,343
4,433,092	5.500%, 6/1/35, Pool #A35148	4,484,949
2,780,792	5.500%, 7/1/35, Pool #A36540	2,813,320
1,112,358	6.000%, 7/1/35, Pool #A36304	1,142,893
1,031,087	5.500%, 8/1/35, Pool #A36652	1,043,148
1,597,743	5.000%, 9/1/35, Pool #A37961	1,584,540
853,002	5.500%, 9/1/35, Pool #G08080	862,980
3,977,887	5.107%, 12/1/35, Pool #847603*	4,137,251
1,285,261	5.500%, 12/1/35, Pool #A40359	1,300,296
1,692,218	5.000%, 3/1/36, Pool #G08115	1,678,235
3,366,450	5.500%, 4/1/36, Pool #A44445	3,403,514
1,636,358	6.500%, 5/1/36, Pool #A48509	1,698,911
599,119	5.000%, 7/1/36, Pool #G02291	593,852
5,800,000	5.500%, 12/1/36, Pool #A80368	5,863,855
4,873,289	5.886%, 12/1/36, Pool #1J1390*	4,950,708
3,281,378	5.962%, 1/1/37, Pool #1Q0192*	3,341,762
3,630,043	6.000%, 4/1/37, Pool #A58853	3,725,803
13,690,842	5.000%, 7/1/37, Pool #G03050	13,569,194

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$5,375,829	6.000%, 8/1/37, Pool #A64067	$5,517,642
5,440,802	5.500%, 9/1/37, Pool #G03202	5,499,306
6,262,421	5.752%, 9/1/37,Pool #1Q0319*	6,330,425
2,629,908	5.500%, 1/1/38, Pool #A71523	2,658,187
7,087,447	5.474%, 2/1/38, Pool #1G2686*	7,145,234
3,000,000	5.145%, 3/1/38(c)	3,012,656
4,850,000	5.500%, 4/15/38(c)	4,896,987
9,000,000	6.000%, 4/15/38(c)	9,227,808

		117,265,707

	Ginnie Mae (1.4%)
6,796,744	5.000%, 4/15/38(c)	6,794,623

	Total Mortgage-Backed Securities
	(Cost $196,201,636)	199,908,450

MUNICIPAL BONDS (15.1%)
	California (1.1%)
5,255,000	Fresno, CA, County Pension Obligation Revenue Bonds, Series A-TXBL (FGIC), 4.198%, 8/15/13	5,197,773

	Delaware (2.6%)
11,525,000	Delaware State, Refunding G.O., Series A, 5.000%, 1/1/12	12,438,241

	Florida (1.1%)
1,185,000	Gainesville, FL, Post Employment Benefits Pension Revenue Bonds, Retiree Health Care Plan TXBL (MBIA), 4.680%, 10/1/13	1,206,733
2,880,000	Gainesville, FL, Post Employment Benefits Pension Revenue Bonds, Retiree Health Care Plan TXBL (MBIA), 4.710%, 10/1/14	2,928,528
945,000	Palm Beach County, FL, Refunding- TXBL-Land Acquisition G.O., 5.784%, 6/1/13	1,033,216

		5,168,477

	Georgia (1.5%)
6,300,000	Georgia State, School Improvements G.O., Series B, 5.000%, 4/1/12	6,824,790

	Iowa (1.5%)
7,050,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Series E-TXBL (AMBAC, GTD STD LNS), 17.000%, 12/1/31*(f)	7,050,000

	Maryland (1.8%)
4,250,000	Howard County, MD, Construction Public Improvements Refunding G.O., Series B, 5.000%, 2/15/11	4,538,320
3,635,000	Maryland State, Capital Improvements G.O., Series A, 5.250%, 2/15/13	4,012,567

		8,550,887

	Michigan (0.8%)
3,570,000	Michigan Municipal Bond Authority, Refunding School Loan Revenue Bonds (FSA-CR FGIC), 5.222%, 6/1/14	3,861,633

	New Jersey (1.5%)
7,100,000	Higher Education Student Assistance Authority, NJ, Student Loan Revenue, Series A (MBIA, GTD STD LNS), 14.000%, 6/1/36*(f)	7,100,000

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	New York (0.6%)
$2,770,000	New York City Transitional Finance Authority, NY, Public Improvements Revenue Bonds, Series D-TXBL, OID, 4.800%, 2/1/13	$2,918,389

	North Carolina (1.6%)
1,570,000	North Carolina State, Public Improvements G.O., Series A, 5.000%, 3/1/10	1,650,635
665,000	North Carolina State, Refunding G.O., Series E, 5.000%, 2/1/13	726,499
4,815,000	Wake County, NC, Refunding G.O., 5.000%, 3/1/12	5,211,564

		7,588,698

	Virginia (1.0%)
4,205,000	Fairfax County, VA, Public Improvements G.O., Series A (State Aid Withholding), 4.500%, 4/1/12	4,479,460

	Total Municipal Bonds (Cost $ 70,391,768)	71,178,348

U.S. GOVERNMENT AGENCIES (5.9%)
	Fannie Mae (2.6%)
11,780,000	4.625%, 10/15/14	12,468,800

	Federal Home Loan Bank (1.0%)
4,185,000	5.250%, 9/13/13	4,561,834

	Freddie Mac (2.3%)
10,144,000	4.875%, 11/15/13	10,869,114

	Total U.S. Government Agencies (Cost $ 26,811,748)	27,899,748

Principal Amount		Fair Value
U.S. TREASURY NOTES (7.1%)
$3,807,000	1.875%, 7/15/13(h)	$4,718,402
3,680,000	2.000%, 1/15/14(h)	4,552,655
523,000	4.250%, 8/15/14(b)	571,623
4,640,000	4.125%, 5/15/15(i)	5,015,914
17,642,000	4.250%, 11/15/17(b)	18,823,185

	Total U.S. Treasury Notes (Cost $ 33,050,561)	33,681,779

Shares
INVESTMENT COMPANY (0.6%)
2,935,392	Federated Treasury Obligations Fund, Institutional Shares	2,935,392

	Total Investment Company (Cost $2,935,392)	2,935,392

Total Investments — 102.2% (Cost $477,275,361)		482,154,382
Net Other Assets (Liabilities) — (2.2)%		(10,354,598)

NET ASSETS — 100.0%		$471,799,784

Futures	Contracts	Unrealized Depreciation
Long
U.S. Treasury Five Year Note, June 2008	379	$(69,628)

Total Long Contracts		$(69,628)

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (95.9%)
	Kentucky (95.9%)
$160,000	Bell County, KY, Public Properties Corp., First Mortgage-Judicial Center Project Revenue, Prerefunded 3/1/11 @ 102, 5.400%, 3/1/13	$175,488
275,000	Bullitt County, KY, School District Finance Corp., Bullitt County School Building Revenue, Callable 3/1/18 @ 100, OID, 4.750%, 3/1/22	279,780
125,000	Bullitt County, KY, School District Finance Corp., Bullitt County School Building Revenue, OID, 4.100%, 3/1/18	125,746
110,000	Grayson County, KY, Public Properties Corp., Judicial Center Project Public Improvement Revenue (CIFG), 4.375%, 9/1/17	109,702
115,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series C, Callable 9/1/14 @ 100 (FSA), 4.000%, 9/1/15	118,476
225,000	Kenton County, KY, Public Properties Corp., First Mortgage Court Facilities Project Refunding Revenue (AMBAC), 4.125%, 3/1/16	231,818
250,000	Kentucky Area Development Districts Financing, Certificates of Participation, Series M, Callable 5/5/08 @ 100, 4.300%, 8/1/09	251,345
205,000	Kentucky Area Development Districts Financing, City of Ewing, Series E, Callable 6/1/10 @ 102 (Wachovia Bank N.A.), 5.400%, 6/1/14	217,335
800,000	Kentucky Area Development Districts, KY, Trust Lease Acquisition Program Certificates of Participation, Series M, Callable 5/5/08 @ 100, 4.000%, 11/1/09	801,072
500,000	Kentucky Asset/Liability Commission, Project Notes-Federal Highway Transit Revenue, First Series (MBIA), 4.500%, 9/1/17	528,570
500,000	Kentucky Asset/Liability Commission, Project Notes-First Series Revenue (MBIA), 5.000%, 5/1/13	537,525
455,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue (FGIC), 5.000%, 10/1/15	491,423
660,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue, Series B, Callable 10/01/17 @ 100, 5.000%, 10/1/21	691,627
510,000	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Revenue, Series A, Prerefunded 6/1/10 @ 101, OID, 5.750%, 12/1/15	551,478
200,000	Kentucky State Property & Buildings Commission, Project No. 66 Revenue, Series A, Prerefunded 5/1/10 @ 100 (MBIA), OID, 5.500%, 5/1/15	212,858
500,000	Kentucky State Property & Buildings Commission, Project No. 67 Refunding Revenue, Prerefunded 9/1/10 @ 100, 5.500%, 9/1/12	536,330
200,000	Kentucky State Property & Buildings Commission, Project No. 69 Refunding Revenue, Series A (FSA), 5.250%, 8/1/10	212,712

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$540,000	Kentucky State Property & Buildings Commission, Project No. 69 Refunding Revenue, Series A (FSA), 5.500%, 8/1/11	$588,173
400,000	Kentucky State Property & Buildings Commission, Project No. 71 Public Improvements Revenue, Escrowed To Maturity, 5.500%, 8/1/11	436,432
250,000	Kentucky State Property & Buildings Commission, Project No. 72 Revenue, Prerefunded 10/1/11 @ 100 (MBIA), 5.375%, 10/1/14	272,715
500,000	Kentucky State Property & Buildings Commission, Project No. 72 Revenue, Prerefunded 10/1/11 @ 100 (MBIA), 5.375%, 10/1/15	545,430
200,000	Kentucky State Property & Buildings Commission, Project No. 73 Road Funding Revenue, 5.250%, 11/1/11	216,428
200,000	Kentucky State Property & Buildings Commission, Project No. 74 Revenue, Prerefunded 2/1/12 @ 100 (FSA), 5.375%, 2/1/14	218,108
430,000	Kentucky State Property & Buildings Commission, Project No. 76 Refunding Revenue (AMBAC), 5.500%, 8/1/21	475,193
500,000	Kentucky State Property & Buildings Commission, Project No. 81 Revenue, Callable 11/1/13 @ 100 (AMBAC), 5.000%, 11/1/16	533,410
500,000	Kentucky State Property & Buildings Commission, Project No. 83 Refunding Revenue (AMBAC), 5.000%, 10/1/19	535,950
300,000	Kentucky Turnpike Authority Revenue, Series B (AMBAC), 5.000%, 7/1/15	327,975
400,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/12	440,276
170,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/15	191,248
500,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series B, Callable 7/1/15 @ 100 (AMBAC), 5.000%, 7/1/19	527,945
255,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series B, Callable 7/1/15 @ 100 (AMBAC), 5.000%, 7/1/22	263,272
95,000	Larue County, KY, School District Finance Corp., Larue County School Building Revenue (MBIA), 4.250%, 7/1/15	99,709
500,000	Laurel County, KY, Judicial Center Public Properties Corp. Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	490,510
150,000	Louisville & Jefferson County, KY, Metropolitan Government G.O., Series A, 4.000%, 11/1/13	157,553

Continued

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$955,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer & Drainage Systems Revenue, Series A, Callable 11/15/11 @ 101 (MBIA), OID, 5.000%, 5/15/36	$943,578
430,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer & Drainage Systems Revenue, Series A, Callable 5/15/08 @ 101 (FGIC), 5.500%, 5/15/09	435,844
350,000	Louisville, KY, Parking Authority Revenue, Callable 7/1/08 @ 100, 7.500%, 7/1/09	374,808
250,000	University of Kentucky, Construction of Educational Buildings Revenue, Series Q, 5.000%, 5/1/10	263,388
375,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/14	384,960

	Total Municipal Bonds (Cost $14,550,144)	14,796,190

Shares		Fair Value
INVESTMENT COMPANY (2.6%)
399,650	Federated Tax-Free Obligations Fund, Institutional Service Class	$399,650

	Total Investment Company (Cost $ 399,650)	399,650

Total Investments — 98.5% (Cost $14,949,794)		15,195,840
Net Other Assets (Liabilities) — 1.5%		237,691

NET ASSETS — 100.0%		$15,433,531

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (91.9%)
	District of Columbia (4.4%)
$385,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (MBIA), 5.000%, 7/1/12	$411,369
180,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (MBIA), 5.000%, 1/1/14	193,361

		604,730

	Maryland (87.5%)
150,000	Anne Arundel County, MD, G.O., 5.000%, 3/1/12	162,123
400,000	Anne Arundel County, MD, G.O., Prerefunded 3/1/12 @ 100, 5.375%, 3/1/13	437,216
250,000	Baltimore County, MD, Oak Crest Village Inc. Facilities Refunding Revenue, Series A, Callable 1/1/17 @ 100, 5.000%, 1/1/27	223,618
215,000	Baltimore County, MD, Shelter Elder Care, Series A, Prerefunded 11/1/09 @ 102, OID, 7.375%, 11/1/21	235,732
315,000	Baltimore, MD, Water Project, Unrefunded Revenue, Series A (FGIC), OID, 5.000%, 7/1/24	320,604
90,000	Frederick County, MD, Public Facilities Improvements G.O., 5.000%, 12/1/15	99,739
355,000	Frederick County, MD, Public Facilities Refunding G.O., 5.000%, 8/1/14	391,462
320,000	Howard County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 2/15/16	354,390
180,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Medical Center Revenue, Callable 7/1/08 @ 101 (FSA), OID, 5.125%, 7/1/33	178,850
50,000	Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital Revenue, Series A, Callable 7/1/17 @ 100, 5.000%, 7/1/20	48,833
500,000	Maryland Health & Higher Educational Facilities Authority, Frederick Memorial Hospital Revenue, Series A (FGIC), 8.000%, 7/1/28*	500,000
340,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue, Callable 7/1/12 @ 100 (AMBAC), OID, 5.125%, 7/1/12	370,597
40,000	Maryland Health & Higher Educational Facilities Authority, Howard County General Hospital Refunding Revenue, Callable 5/5/08 @ 100, OID, 5.500%, 7/1/13	41,687
620,000	Maryland Health & Higher Educational Facilities Authority, LifeBridge Health Refunding Revenue, Series A, Prerefunded 7/1/14 @ 100, 5.125%, 7/1/34	682,663
385,000	Maryland Health & Higher Educational Facilities Authority, MD Institutional College of Art Revenue, OID, 4.375%, 6/1/13	387,991
75,000	Maryland Health & Higher Educational Facilities Authority, Mercy Medical Center Revenue, Series A, 4.000%, 7/1/08	75,111

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$300,000	Maryland Health & Higher Educational Facilities Authority, Mercy Ridge Revenue, Series A, Prerefunded 4/1/13 @ 101, 6.000%, 4/1/35	$340,716
100,000	Maryland Health & Higher Educational Facilities Authority, North Arundel Hospital Revenue, Prerefunded 7/1/10 @ 101, OID, 6.500%, 7/1/31	109,987
250,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Prerefunded 7/1/12 @ 100, 5.750%, 7/1/17	276,598
250,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical, Prerefunded 7/1/11 @ 100, OID, 5.250%, 7/1/34	268,810
400,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Revenue, 5.000%, 1/1/17	396,896
225,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, 5.250%, 12/15/17	253,246
390,000	Maryland State Economic Development Corp. Student Housing Revenue, University of Maryland College Park Project, Prerefunded 6/1/13 @100, 6.000%, 6/1/21	446,698
300,000	Maryland State Economic Development Corp., Lutheran World Relief Refugee Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	304,731
360,000	Maryland State Transportation Authority Grant & Revenue Anticipate, MD Transit Improvements Revenue, 5.000%, 3/1/16	393,919
500,000	Maryland State Transportation Authority, MD Transportation Facility Projects Revenue, Callable 7/1/18 @ 100, 5.000%, 7/1/19	541,240
395,000	Maryland State, State & Local Facilities Loan Cash Flow Management G.O., Second Series, 5.000%, 8/1/11	425,372
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.500%, 3/1/12	550,205
400,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/15	443,236
320,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/17	355,098
500,000	Prince Georges County, MD, Construction & Public Improvements G.O., 5.000%, 10/1/14	551,975
180,000	Prince Georges County, MD, Construction & Public Improvements Refunding G.O. (FSA), 5.500%, 5/15/09	187,027
500,000	Prince Georges County, MD, Construction & Public Improvements Refunding G.O., Series B, Callable 7/15/17 @ 100, 5.000%, 7/15/23	520,705
530,000	University System of Maryland, Auxiliary Facilities and Tuition Refunding Revenue, Series A, 5.000%, 4/1/15	584,516

Continued

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$50,000	University System of Maryland, Auxiliary Refunding Revenue, Series A, 5.000%, 4/1/13	$54,660
275,000	Washington Suburban Sanitation District, MD, Sewer Disposal Refunding G.O., 5.000%, 6/1/12	298,603
100,000	Washington Suburban Sanitation District, MD, Water Supply Refunding G.O., Prerefunded 6/1/11 @ 100, OID, 4.700%, 6/1/18	106,363

		11,921,217

	Total Municipal Bonds (Cost $12,325,007)	12,525,947

Shares		Fair Value
INVESTMENT COMPANY (3.6%)
486,609	Federated Maryland Municipal Cash Trust	$486,609

	Total Investment Company (Cost $486,609)	486,609

Total Investments — 95.5% (Cost $12,811,616)		13,012,556
Net Other Assets (Liabilities) — 4.5%		609,363

NET ASSETS — 100.0%		$13,621,919

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.9%)
	North Carolina (97.9%)
$1,000,000	Alamance County, NC, School Improvements G.O., Callable 2/1/16 @ 100, 5.000%, 2/1/19	$1,074,840
370,000	Albemarle, NC, Healthcare Facilities Refunding Revenue, OID, 4.500%, 10/1/11	374,299
315,000	Albemarle, NC, Hospital Authority Revenue, OID, 4.500%, 10/1/12	318,065
1,150,000	Bladen County, NC, School Improvements G.O., Prerefunded 5/1/10 @ 101.50 (FSA), 5.600%, 5/1/13	1,243,184
1,095,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,117,064
1,050,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/19	1,063,366
1,000,000	Brunswick County, NC, Enterprise Systems Revenue, Series A, Callable 4/1/14 @ 100 (FSA), 5.250%, 4/1/17	1,079,260
1,000,000	Charlotte, NC, Public Improvements G.O., 5.500%, 6/1/09	1,040,590
1,850,000	Charlotte, NC, Refunding G.O., Callable 5/5/08 @ 102, 5.250%, 2/1/15	1,891,052
1,705,000	Charlotte, NC, Refunding G.O., Series B, 5.000%, 6/1/15	1,888,236
1,000,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,036,560
2,675,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Revenue, Series A, Prerefunded 1/15/15 @ 100, OID, 5.000%, 1/15/45	2,913,610
690,000	Cumberland County, NC, Refunding G.O. (MBIA), 5.000%, 5/1/12	746,704
3,060,000	Cumberland County, NC, Refunding G.O. (MBIA), 5.000%, 5/1/13	3,339,990
2,515,000	Cumberland County, NC, Refunding G.O. (MBIA), 5.000%, 5/1/14	2,757,547
1,050,000	Durham, NC, Refunding G.O., 5.000%, 2/1/13	1,147,104
1,000,000	Durham, NC, Refunding G.O., 5.000%, 4/1/15	1,106,140
1,000,000	Durham, NC, Water & Sewer Utilities System Revenue, Callable 6/1/11 @ 101, 5.000%, 6/1/12	1,074,180
1,000,000	Gastonia, NC, Combined Utilities System Refunding Revenue (MBIA), 5.000%, 5/1/10	1,046,620
1,455,000	Greenville, NC, Greenville Enterprise Systems Refunding Revenue (FSA), 5.500%, 9/1/10	1,558,843
2,000,000	Guilford County, NC, Public Improvements G.O., Series B, 5.000%, 10/1/09	2,086,720
2,075,000	Guilford County, NC, Public Improvements G.O., Series B, Prerefunded 10/1/10 @ 102, OID, 5.250%, 10/1/15	2,257,828
2,140,000	Harnett County, NC, School Improvements Certificates of Participation, Series A, Callable 12/1/17 @ 100 (FSA), 5.000%, 12/1/21	2,250,595
1,180,000	Iredell County Public Facilities Corp., NC, School Projects Revenue, Prerefunded 6/1/10 @ 101 (AMBAC), 6.000%, 6/1/14	1,282,684
100,000	Iredell County, NC, Community College Improvements G.O., 4.000%, 4/1/14	104,197

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$250,000	Iredell County, NC, Community College Improvements G.O., 4.000%, 4/1/15	$259,432
75,000	Iredell County, NC, Community College Improvements G.O., 4.000%, 4/1/16	77,306
25,000	Iredell County, NC, Community College Improvements G.O., 5.000%, 4/1/18	27,302
190,000	Iredell County, NC, Community College Improvements G.O., Callable 4/1/18 @ 100, OID, 4.625%, 4/1/22	192,660
120,000	Iredell County, NC, Community College Improvements G.O., Callable 4/1/18 @ 100, OID, 4.750%, 4/1/23	122,008
1,000,000	Iredell County, NC, School Projects Certificates of Participation (FSA), 5.250%, 6/1/17	1,099,840
970,000	Iredell County, NC, School Projects Certificates of Participation (FSA), 5.000%, 6/1/18	1,040,509
1,070,000	Johnston County Finance Corp., NC, School & Museum Projects Revenue, Prerefunded 8/1/09 @ 101 (FSA), 5.500%, 8/1/10	1,132,681
1,000,000	Johnston County, NC, Public Improvements G.O., Callable 2/1/17 @ 100 (FGIC), 5.000%, 2/1/20	1,068,300
1,000,000	Johnston County, NC, Public Improvements G.O., Callable 2/1/17 @ 100 (FGIC), 5.000%, 2/1/24	1,036,050
1,000,000	Johnston County, NC, School Improvements G.O., Prerefunded 3/1/10 @ 101 (FGIC), 5.500%, 3/1/12	1,069,610
35,000	Lincoln County, NC, Middle School Project Certificates of Participation (FSA), 5.000%, 6/1/16	38,348
205,000	Monroe, NC, Combined Enterprise System Revenue, Series A (Assured Guaranty), 5.000%, 3/1/18	221,710
1,240,000	Mooresville, NC, Telecommunications Improvements Certificates of Participation, 5.000%, 9/1/13	1,330,384
1,545,000	Mooresville, NC, Telecommunications Improvements Certificates of Participation, 5.000%, 9/1/16	1,660,149
1,000,000	New Hanover County, NC, New Hanover Regional Medical Center Project Revenue, Callable 10/1/09 @ 101 (MBIA), 5.250%, 10/1/12	1,039,280
1,385,000	New Hanover County, NC, Refunding G.O., Callable 11/1/13 @ 100, 5.000%, 11/1/14	1,512,018
420,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, 4.250%, 10/1/15	399,239
250,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.000%, 10/1/12	245,358
235,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.125%, 10/1/13	229,017
360,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.125%, 10/1/14	346,277
670,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, 5.000%, 6/1/16	676,218

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,230,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, 5.000%, 6/1/17	$1,234,403
1,305,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/19	1,275,442
625,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, Callable 6/1/18 @ 100, OID, 5.375%, 6/1/21	620,587
160,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, OID, 4.000%, 6/1/13	155,872
840,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, OID, 4.250%, 6/1/14	819,479
1,795,000	North Carolina Eastern Municipal Power Agency, NC, Power System Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	1,874,967
865,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Prerefunded 1/1/17 @ 100, OID, 5.000%, 1/1/17	926,233
2,085,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Prerefunded 1/1/22 @ 100, OID, 4.500%, 1/1/24	2,064,755
2,265,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, Callable 1/1/21 @ 100, OID, 6.400%, 1/1/21	2,677,977
1,515,000	North Carolina Infrastructure Finance Corporation, Correctional Facilities Project A Certificates of Participation, 5.000%, 2/1/12	1,624,853
210,000	North Carolina Medical Care Commission, Arbor Acres Unlimited Refunding Revenue, 4.500%, 1/1/17	204,212
1,325,000	North Carolina Medical Care Commission, Carolina Medicorp Project Revenue, Callable 5/5/08 @ 100, OID, 5.250%, 5/1/09	1,327,716
1,670,000	North Carolina Medical Care Commission, Health Care & Housing Projects Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	1,687,735
1,000,000	North Carolina Medical Care Commission, NC, Health Care Facilities Revenue, Stanly Memorial Hospital Project, Callable 10/1/09 @ 101, OID, 6.250%, 10/1/19	1,029,330
1,000,000	North Carolina Medical Care Commission, NC, Health Care Housing ARC Projects Revenue, Series A, Callable 10/1/14 @ 101 (HUD Section 8), 5.500%, 10/1/24	962,250
6,000,000	North Carolina Medical Care Commission, NC, University of Eastern Carolina Refunding Revenue, Series B (AMBAC), 7.850%, 12/1/28*	6,000,000
335,000	North Carolina Medical Care Commission, Pitt County Hospital Refunding Revenue, Series A, Prerefunded 12/1/08 @ 101, 5.250%, 12/1/13	346,092

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$750,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project Refunding Revenue, Callable 5/5/08 @ 101 (AMBAC), OID, 5.450%, 10/1/08	$759,427
1,115,000	North Carolina Medical Care Commission, Wilson Medical Center Refunding Revenue, 5.000%, 11/1/17	1,150,078
155,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Revenue, Callable 1/1/20 @ 100, OID, 5.000%, 1/1/20	163,319
1,000,000	North Carolina State, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,096,750
3,195,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,549,805
1,000,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (MBIA), 5.000%, 3/1/16	1,097,110
1,080,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (MBIA), 5.000%, 3/1/17	1,183,367
1,000,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements, Callable 3/1/17 @ 100 (MBIA), 5.000%, 3/1/18	1,080,110
365,000	Onslow County, NC, School Project, Certificates of Participation, Callable 6/1/16 @ 100 (XLCA), 5.000%, 6/1/18	381,268
95,000	Onslow Water & Sewer Authority, NC, Combined Enterprise System Revenue, Series A (MBIA), 4.000%, 6/1/13	97,745
360,000	Onslow Water & Sewer Authority, NC, Combined Enterprise System Revenue, Series A (MBIA), 5.000%, 6/1/17	386,950
360,000	Onslow Water & Sewer Authority, NC, Combined Enterprise System Revenue, Series A (MBIA), 5.000%, 6/1/18	384,689
1,040,000	Pasquotank County, NC, Refunding Certificates of Participation (MBIA), 5.250%, 6/1/18	1,124,001
1,360,000	Piedmont Triad Airport Authority, NC, Refunding Revenue, Series A, Prerefunded 7/1/09 @ 101 (FSA), 6.375%, 7/1/16	1,451,406
2,440,000	Pitt County, NC, Pitt County Memorial Hospital Project Refunding Revenue, Callable 5/5/08 @ 100, OID, 5.500%, 12/1/15	2,578,641
300,000	Pitt County, NC, School Facilities Project Refunding Certificates of Participation, Series B (AMBAC), 5.000%, 4/1/13	321,543
1,750,000	Randolph County, NC, Public Improvements Certificates of Participation, Prerefunded 6/1/09 @ 101 (FSA), OID, 5.300%, 6/1/13	1,839,162
535,000	Rutherford County, NC, Refunding Certificates of Participation, Callable 9/1/12 @ 101 (AMBAC), 5.000%, 9/1/18	554,998
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	1,070,776
235,000	Surry County, NC, Northern Hospital District Revenue, OID, 4.000%, 10/1/10	233,675
245,000	Surry County, NC, Northern Hospital District Revenue, OID, 4.000%, 10/1/11	241,308
1,205,000	Union County, NC, School Improvements G.O., Series D (MBIA), 5.000%, 3/1/14	1,322,403

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$6,000,000	Union County, NC, School Improvements G.O., Series D, Callable 3/1/17 @ 100 (MBIA), 5.000%, 3/1/19	$6,491,460
685,000	University of North Carolina, System Pool Revenue, Series A (AMBAC), 5.000%, 4/1/14	738,444
3,000,000	Wake County, NC, Public Improvements G.O., 5.000%, 3/1/12	3,247,080
1,310,000	Wake County, NC, Public Improvements G.O., Callable 5/5/08 @ 102, OID, 4.600%, 3/1/13	1,338,191
1,900,000	Wake County, NC, School Improvements G.O., Callable 5/1/15 @ 100, 5.000%, 5/1/21	1,987,343
1,000,000	Wake County, NC, School Improvements G.O., Prerefunded 2/1/10 @ 100.50, 5.300%, 2/1/11	1,058,870
2,175,000	Wake County, NC, Wake County Hospital Revenue, Callable 10/1/13 @ 100 (MBIA), OID, 5.125%, 10/1/13	2,412,967
500,000	Wilson, NC, Public Facilities Project Certificate of Participation, Series A (Assured Guaranty), 5.000%, 5/1/14	543,330
1,725,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,857,842

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Winston-Salem, NC, Water & Sewer Systems Refunding Revenue, Callable 6/1/15 @ 100, 5.000%, 6/1/20	$1,054,070

	Total Municipal Bonds (Cost $115,803,495)	118,253,005

Shares
INVESTMENT COMPANY (6.3%)
7,604,325	BlackRock North Carolina Municipal Money Market Portfolio, Institutional Class	7,604,325

	Total Investment Company (Cost $7,604,325)	7,604,325

Total Investments — 104.2% (Cost $123,407,820)		125,857,330
Net Other Assets (Liabilities) — (4.2)%		(5,110,280)

NET ASSETS — 100.0%		$120,747,050

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (95.6%)
	South Carolina (95.6%)
$95,000	Berkeley County, SC, Water & Sewer Systems Improvements Revenue, Prerefunded 6/1/13 @ 100 (MBIA), OID, 4.750%, 6/1/28	$103,065
230,000	Berkeley County, SC, Water & Sewer Systems Improvements Revenue, Series A, Callable 6/1/15 @ 100 (FSA), 5.000%, 6/1/21	240,152
210,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/17	226,911
165,000	Charleston County School District Development Corp., SC, Refunding G.O., Series B, Callable 2/1/12 @ 100 (SCSDE), 5.000%, 2/1/19	171,277
100,000	Charleston, SC, Refunding & Capital Improvements Revenue, 5.125%, 1/1/12	108,033
320,000	Charleston, SC, Waterworks & Sewer Systems Refunding Revenue, Callable 1/1/11 @ 101, 5.250%, 1/1/14	341,190
235,000	Coastal Carolina University, SC, Refunding Revenue (XLCA), 4.000%, 6/1/12	238,389
485,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.500%, 4/1/17	488,754
415,000	College of Charleston, SC, Academic & Administrative Facility Revenue, Series D (XLCA), 4.250%, 4/1/12	424,811
575,000	College of Charleston, SC, Higher Education Facility Revenue, Series C (XLCA), 4.250%, 4/1/12	588,593
55,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.250%, 4/1/16	54,650
125,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.250%, 4/1/17	123,299
630,000	Florence County, SC, McLeod Regional Medical Center Project Refunding Revenue, Series A, Callable 11/1/08 @ 102 (MBIA), 5.250%, 11/1/11	650,765
100,000	Florence, SC, New Public Housing Authority Revenue, Callable 8/1/08 @ 100 (U.S. Government Guaranteed), 5.750%, 8/1/10	106,825
725,000	Fort ML School Facilities Corp., SC, Installment Purchase Revenue, 5.000%, 12/1/12	777,381
375,000	Georgetown County School District, SC, School Improvements G.O., Prerefunded 3/1/11 @ 100 (SCSDE), 5.750%, 3/1/13	408,229
255,000	Greenville County Public Facilities Corp., Tourist Revenue Certificate Participation (MBIA), 4.000%, 4/1/14	259,151
380,000	Greenville, SC, Waterworks Revenue, Callable 2/1/13 @ 100, 5.250%, 2/1/19	404,445
325,000	Hilton Head Island Public Facilities Corp., SC, Refunding G.O., Series A, Callable 12/1/15 @ 100 (AMBAC), 5.000%, 12/1/18	347,145
490,000	Horry County School District, SC, School Improvements G.O., Series A (SCSDE), 5.000%, 3/1/11	522,913
250,000	Horry County School District, SC, School Improvements G.O., Series A, Callable 3/1/12 @ 100 (SCSDE), 5.375%, 3/1/15	269,907

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$305,000	Kershaw County, SC, Facilities Improvements G.O., Series A, Callable 5/5/08 @ 100 (FSA, State Aid Withholding), 4.000%, 4/1/13	$305,281
475,000	Lancaster County, SC, Edenmoor Improvements District, Special Assessment, Series A, Callable 12/1/16 @ 101, 5.750%, 12/1/37	391,514
495,000	Laurens County School District No. 55, SC, Refunding Revenue, Callable 12/1/15 @ 100, 5.250%, 12/1/24	472,735
590,000	Lexington County, SC, Health Services District Income Hospital Refunding & Improvements Revenue, Prerefunded 11/1/13 @ 100, OID, 5.500%, 11/1/32	661,520
275,000	Lexington County, SC, Health Services District Income Hospital Refunding Revenue, 5.000%, 11/1/15	287,515
400,000	Lexington One School Facilities Corp., SC, Lexington County School District No. 1 Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/26	391,892
500,000	Medical University Hospital Authority, SC, FHA-Insured Refunding Revenue, Series A, Callable 8/15/14 @ 100 (MBIA FHA 242), 5.250%, 2/15/22	513,300
500,000	Medical University Hospital Authority, SC, Refunding Revenue, Series A, 6.000%, 8/15/12	562,935
300,000	Medical University of South Carolina, Hospital Facilities Revenue, Prerefunded 7/1/09 @ 101, OID, 5.700%, 7/1/12	317,322
155,000	Myrtle Beach, SC, Public Improvements G.O., Series A (Assured Guaranty), 5.000%, 3/1/14	170,102
25,000	Myrtle Beach, SC, Public Improvements G.O., Series A (Assured Guaranty), 5.000%, 3/1/15	27,555
100,000	Myrtle Beach, SC, Public Improvements G.O., Series A (Assured Guaranty), 5.000%, 3/1/17	110,313
115,000	Myrtle Beach, SC, Public Improvements G.O., Series A (Assured Guaranty), 5.000%, 3/1/18	126,350
25,000	Orangeburg Joint Governmental Action Authority, Orangeburg County, SC, Public Improvements Revenue (MBIA), 5.000%, 10/1/12	26,667
400,000	Richland County, SC, Environmental Improvements Refunding Revenue, Series A, 4.600%, 9/1/12	396,208
305,000	Richland County, SC, School District No. 2, School Improvements G.O., Series B, Callable 5/1/17 @ 100 (MBIA, SCSDE), 5.000%, 5/1/20	324,846
200,000	Richland-Lexington Airport District, SC, Columbia Metropolitan Airport Revenue, Series A, Callable 1/1/11 @ 101 (FSA), OID, 4.875%, 1/1/17	210,078
150,000	Scago Educational Facilities Corp. for Cherokee School District No. 1, SC, Cherokee County Project Revenue, Series B (FSA), 4.000%, 12/1/10	155,216
625,000	Scago Educational Facilities Corp. for Colleton School District, SC, Pickens County Project Revenue (FSA), 5.000%, 12/1/14	680,481

Continued

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$500,000	Scago Educational Facilities Corp. for Colleton School District, SC, School Improvements Revenue (Assured Guaranty), 5.000%, 12/1/15	$544,585
525,000	South Carolina Jobs-Economic Development Authority, Anderson Area Medical Center Revenue, Callable 2/1/09 @ 101 (FSA), 5.500%, 2/1/11	543,001
300,000	South Carolina Jobs-Economic Development Authority, Conway Hospital, Inc. Revenue (Assured Guaranty), 10.990%, 7/1/37*	300,000
200,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement- Palmetto Health Facilities Revenue, Series C, 6.000%, 8/1/12	212,972
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Improvements Revenue, Series A, Callable 1/1/10 @ 101 (MBIA), 5.500%, 1/1/11	157,842
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Refunding & Improvements Revenue, Series A, Callable 1/1/12 @ 101 (FSA), 5.250%, 1/1/17	161,558
360,000	South Carolina State Public Service Authority, Public Improvements Revenue, Series A, Callable 1/1/14 @ 100 (AMBAC), 5.000%, 1/1/20	373,266
250,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/13 @ 100 (AMBAC), 5.000%, 10/1/14	267,645
500,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	549,840
75,000	South Carolina, State Highway Refunding G.O., Series A, Callable 8/1/15 @ 100, 4.250%, 8/1/17	77,884

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$85,000	South Carolina, State University Improvements G.O., Series C, Callable 12/1/11 @ 101, 4.600%, 12/1/12	$90,978
525,000	Spartanburg County School District No. 5, SC, School Improvements G.O. (SCSDE), 5.250%, 5/1/10	556,616
200,000	Sumter, SC, Waterworks & Sewer System Improvements Revenue Bonds, Callable 12/1/17 @ 100 (XLCA), 5.000%, 12/1/23	201,818
500,000	York County, SC, Rock Hill School District No. 3, G.O., Series A, Callable 3/1/09 @ 101 (SCSDE), OID, 5.000%, 3/1/12	515,380
510,000	York County, SC, School District No. 3, G.O., Callable 3/1/17 @ 100 (FSA, SCSDE), 5.000%, 3/1/22	530,823

	Total Municipal Bonds (Cost $17,838,700)	18,071,923

Shares
INVESTMENT COMPANY (6.3%)
1,201,534	Federated Tax-Free Obligations Fund, Institutional Service Class	1,201,534

	Total Investment Company (Cost $1,201,534)	1,201,534

Total Investments — 101.9% (Cost $19,040,234)		19,273,457
Net Other Assets (Liabilities) — (1.9)%		(365,887)

NET ASSETS — 100.0%		$18,907,570

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.4%)
	District of Columbia (2.1%)
$1,615,000	Washington Metropolitan Area Transit Authority, Refunding Revenue (FGIC), 6.000%, 7/1/09	$1,680,424

	Virginia (94.3%)
1,000,000	Alexandria, VA, Construction & Public Improvements G.O., 5.000%, 1/1/13	1,091,590
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,110,200
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,084,100
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Revenue, 5.500%, 7/1/10	1,049,720
1,000,000	Arlington County, VA, Public Improvements G.O., Prerefunded 6/1/09 @ 100 (State Aid Withholding), 5.125%, 6/1/11	1,039,610
1,095,000	Arlington County, VA, Refunding & Improvements G.O., Callable 5/15/14 @ 100, 5.000%, 5/15/15	1,198,029
380,000	Chesapeake, VA, Refunding Public Improvements G.O., 5.000%, 5/1/11	406,881
2,500,000	Chesterfield County, VA, Industrial Development Authority, Electric & Power Co. Revenue, Callable 5/5/08 @ 100.50, 5.500%, 10/1/09	2,517,825
2,835,000	Chesterfield County, VA, Refunding Public Improvements G.O., 5.000%, 1/1/14	3,114,985
1,000,000	Fairfax County, VA, Economic Development Authority, Parking Facility Improvements, Vienna II Metrorail Revenue, 1st Series, Prerefunded 9/1/09 @ 102, OID, 5.250%, 9/1/10	1,066,870
1,390,000	Henrico County, VA, Economic Development Authority Virginia United Methodist, Series A, Prerefunded 6/1/12 @100, OID, 6.700%, 6/1/27	1,589,548
1,000,000	Henrico County, VA, Water & Sewer Refunding Revenue, Callable 5/1/09 @ 102, 5.250%, 5/1/11	1,046,980
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B, 5.000%, 12/1/14	1,109,980
2,040,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/16	2,272,295
1,000,000	Loudoun County, VA, Public Improvements, Series B, 5.000%, 12/1/15	1,113,060
1,000,000	Loudoun County, VA, Sanitation Authority, Water Utility Improvements Revenue (FSA), 5.750%, 1/1/11	1,082,480
2,500,000	Lynchburg Industrial Development Authority, VA, Hospital Central Health, Series B (MBIA), 8.000%, 1/1/35*	2,500,000
1,165,000	Newport News, VA, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 2/1/15	1,283,946
1,000,000	Newport News, VA, Refunding Public Improvements-Water G.O., Series B, 5.250%, 7/1/21	1,100,980
1,000,000	Newport News, VA, School Improvements G.O., Series A, Prerefunded 5/1/10 @ 102, OID, 5.500%, 5/1/13	1,083,780

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,030,000	Norfolk, VA, Water Utility Improvements Refunding Revenue, Callable 11/1/08 @ 101 (FSA), 5.125%, 11/1/11	$1,055,390
400,000	Northern Virginia Transportation District Commission, VA, Commuter Rail Refunding Revenue, Virginia Railway Express Project, Callable 7/1/08 @ 102 (FSA), 5.375%, 7/1/14	410,724
1,065,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 3/1/11 @ 102 (MBIA, State Aid Withholding), 5.625%, 3/1/15	1,156,196
650,000	Portsmouth, VA, Public Utility Refunding G.O., Series B, Callable 4/1/15 @ 100 (MBIA), 5.000%, 4/1/21	677,254
1,000,000	Prince William County, VA, Industrial Development Authority Potomac Hospital Corporation, Callable 10/1/13 @ 102, 5.500%, 10/1/18	1,044,940
950,000	Prince William County, VA, Service Authority, Water & Sewer Systems Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	1,047,261
770,000	Roanoke County, VA, Economic Development Authority, Public Facilities Projects Revenue (Assured Guaranty), 4.000%, 10/15/18	766,581
1,295,000	Spotsylvania County, VA, Public Improvements G.O., Callable 1/15/16 @ 100 (FSA), 5.000%, 1/15/17	1,415,098
2,925,000	Spotsylvania County, VA, Refunding G.O. (FSA), 5.500%, 7/15/12	3,241,690
365,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Assocation Counties Program Revenue (XLCA), 4.000%, 8/1/15	367,639
445,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Assocation Counties Program Revenue (XLCA), OID, 4.000%, 8/1/17	438,334
700,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Assocation Counties Program Revenue (XLCA), OID, 4.000%, 8/1/18	679,462
575,000	Stafford County, VA, Economic Development Authority, Public Facilities Projects (Assured Guaranty), OID, 4.000%, 4/1/17	578,806
1,430,000	Stafforf County, VA, Economic Development Authority, Public Facilities Projects (Assured Guaranty), OID, 4.250%, 4/1/18	1,445,115
1,335,000	Suffolk, VA, Refunding Public Improvements Refunding G.O., Series A (MBIA), 5.000%, 2/1/16	1,450,598
2,375,000	Suffolk, VA, Refunding Public Improvements Refunding G.O., Series A (MBIA), 5.000%, 2/1/17	2,573,122
300,000	Tobacco Settlement Financing Corp. Revenue, VA, Prerefunded 6/1/15 @ 100, OID, 5.625%, 6/1/37	336,891

Continued

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$2,500,000	Virginia Beach, VA, Public Improvements G.O., Prerefunded 3/1/10 @ 101 (State Aid Withholding), OID, 5.250%, 3/1/11	$2,662,350
1,610,000	Virginia College Building Authority, 21st Century College & Equipment Program Revenue, Series B, Callable 2/1/17 @ 100, 5.000%, 2/1/18	1,752,099
2,000,000	Virginia College Building Authority, 21st Century College Program Refunding Revenue, Series B, 5.250%, 2/1/13	2,200,700
1,000,000	Virginia College Building Authority, Hampton University Project Revenue, 5.500%, 4/1/10	1,057,170
550,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/11 @ 100, 5.000%, 9/1/19	592,636
1,000,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/15 @ 100, 5.000%, 9/1/22	1,036,300
1,525,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series B (State Aid Withholding), 4.250%, 9/1/17	1,590,773
1,525,000	Virginia Commonwealth, Public Improvements G.O., Series B, 5.000%, 6/1/17	1,691,378
635,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, 5.000%, 8/1/12	689,635
2,240,000	Virginia Public Building Authority, VA, Public Facilities Refunding Revenue, Series A, 5.000%, 8/1/11	2,405,088
1,370,000	Virginia Public Building Authority, VA, Virginia Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100 (MBIA), 5.000%, 8/1/18	1,484,313
240,000	Virginia Public School Authority, Refunding School Financing 1997 Revenue, Series D (State Aid Withholding), 5.250%, 2/1/12	260,921
2,500,000	Virginia Public School Authority, School Financing 1997 Resolution Revenue, Series B, Callable 8/1/17 @100 (MBIA), 5.000%, 8/1/26	2,546,525
1,200,000	Virginia Public School Authority, School Financing G.O., Series B, Callable 8/1/11 @ 101 (State Aid Withholding), OID, 3.000%, 8/1/20	1,044,912
175,000	Virginia Public School Authority, School Financing G.O., Series B, Prerefunded 8/1/09 @ 101 (State Aid Withholding), 5.625%, 8/1/12	185,467

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$565,000	Virginia Public School Authority, School Financing G.O., Series B, Prerefunded 8/1/09 @ 101 (State Aid Withholding), OID, 5.250%, 8/1/10	$596,013
1,000,000	Virginia Public School Authority, Unrefunded Balance Refunding School Financing Revenue, Series I, 5.250%, 8/1/10	1,064,730
1,000,000	Virginia Resources Authority, State Revolving Fund Refunding Revenue, 5.500%, 10/1/17	1,145,920
855,000	Virginia Resources Authority, State Revolving Fund Revenue, 5.250%, 10/1/15	960,447
1,885,000	Virginia State, Refunding G.O., Series B, 5.000%, 6/1/14	2,080,663
500,000	Watkins Centre Community Development Authority, VA, Transit Improvements Revenue, Callable 3/1/15 @ 100, OID, 5.400%, 3/1/20	451,760
1,000,000	Western Virginia Regional Jail Authority, Aniticipation Notes, Callable 12/1/08 @ 100, 4.125%, 12/1/09	1,012,470
750,000	Winchester, VA, Public Improvements G.O., Callable 11/1/15 @ 100 (FGIC), 5.000%, 11/1/22	777,742

		75,837,972

	Total Municipal Bonds (Cost $75,372,073)	77,518,396

Shares
INVESTMENT COMPANY (1.4%)
1,156,854	BlackRock Virginia Municipal Money Market Portfolio, Institutional Class	1,156,854

	Total Investment Company (Cost $1,156,854)	1,156,854

Total Investments — 97.8% (Cost $76,528,927)		78,675,250
Net Other Assets (Liabilities) — 2.2%		1,762,189

NET ASSETS — 100.0%		$80,437,439

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.9%)
	West Virginia (96.9%)
$1,250,000	Berkeley County Board of Education, WV, School Improvements G.O., Callable 5/1/12 @ 101 (FGIC), 5.000%, 5/1/16	$1,334,188
690,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 10/1/13 @ 100, OID, 4.600%, 10/1/15	684,390
720,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 10/1/13 @ 100, OID, 4.700%, 10/1/16	711,072
500,000	Brooke, Pleasants, Tyler & Wetzel Counties, WV, Housing Revenue, 7.400%, 8/15/10	556,875
1,850,000	Cabell County, WV, Board of Education School Improvements G.O. (MBIA), 5.000%, 5/1/16	2,023,401
465,000	Cabell, Putnam & Wayne Counties, WV, State Housing Revenue, Callable 4/1/11 @ 100 (FGIC), 7.375%, 4/1/11	525,092
1,030,000	Charleston, WV, Urban Renewal Authority, Public Improvements Lease Revenue, Callable 12/15/09 @ 103 (FSA), 5.250%, 12/15/18	1,086,712
1,860,000	Clarksburg, WV, Water Refunding Revenue, Callable 9/1/12 @ 101 (FGIC), 5.250%, 9/1/19	1,954,934
975,000	Fairmont State College, WV, University & College Improvements Revenue, Series B, Callable 6/1/13 @ 100 (FGIC), 5.000%, 6/1/32	952,204
680,000	Fairmont, WV, Waterworks Refunding Revenue, Callable 5/5/08 @ 102 (MBIA), OID, 5.375%, 7/1/13	694,940
1,455,000	Harrison County, WV, County Commission Refunding Revenue, Charles Pointe Project No. 2, Series A, Callable 6/1/18 @ 100, 6.500%, 6/1/23	1,420,764
545,000	Harrison County, WV, County Commission Refunding Revenue, Charles Pointe Project No. 2, Series B, OID, 5.500%, 6/1/13	537,506
235,000	Huntington, WV, Sewer Refunding Revenue, Series A, Callable 11/1/11 @ 100, 4.600%, 11/1/12	242,652
335,000	Huntington, WV, Sewer Refunding Revenue, Series A, Callable 11/1/11 @ 100, 4.600%, 11/1/13	343,854
275,000	Huntington, WV, Sewer Refunding Revenue, Series A, Callable 11/1/11 @ 100, 4.700%, 11/1/14	281,608
195,000	Kanawha County, WV, Board of Education Public Schools G.O. (MBIA), 4.700%, 5/1/08	195,470
690,000	Logan County, WV, 1st Mortgage-Logan County Health Revenue, 8.000%, 12/1/16	895,827
45,000	Marshall County, WV, Board of Education, Public School Improvements G.O. (MBIA), 4.500%, 5/1/12	47,712
20,000	Marshall County, WV, Board of Education, Public School Improvements G.O. (MBIA), 4.500%, 5/1/13	21,294
1,395,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Funding Revenue, District A, 5.350%, 6/1/17	1,404,946

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$800,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 6/1/08 @ 102 (MBIA-IBC), OID, 5.000%, 6/1/13	$818,840
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (FGIC), 5.000%, 9/1/14	1,269,909
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (FGIC), 5.000%, 9/1/15	1,419,868
50,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Revenue, Series A, Callable 8/1/15 @ 100 (FGIC), 4.500%, 8/1/22	48,355
1,100,000	Pleasants County, WV, Industrial Development, Monongahela Power Co. Refunding Revenue, Series C, Callable 5/5/08 @ 100 (AMBAC), 6.150%, 5/1/15	1,102,420
1,035,000	Shepherd University Board of Governors, WV, Shepherd University Wellness Center Project Revenue, Callable 12/1/17 @100 (MBIA), 5.000%, 6/1/22	1,074,320
620,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (FSA), 4.500%, 9/1/09	639,747
1,360,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (FSA), 5.000%, 9/1/14	1,491,852
600,000	West Virginia Economic Development Authority, Berkeley Co. Development Authority Refunding Revenue, OID, 4.700%, 2/1/17	581,820
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A (MBIA), 5.500%, 6/1/12	2,176,140
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (MBIA), 5.500%, 6/1/15	1,087,060
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (MBIA), 5.500%, 6/1/18	1,062,300
475,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease Revenue, 4.750%, 11/1/11	505,310
440,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, 4.250%, 6/1/12	459,219
725,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, Callable 6/1/15 @ 100, 4.750%, 6/1/21	724,957
1,250,000	West Virginia Economic Development Authority, State Office Building Lease Revenue, Series A, Callable 10/1/11 @ 101, 5.000%, 10/1/15	1,335,125
820,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B (FGIC), 5.000%, 4/1/14	876,662

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$2,955,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (FGIC), 5.000%, 4/1/23	$3,010,170
970,000	West Virginia Hospital Finance Authority, Veterans Nursing Home Revenue, Callable 3/1/14 @ 100, 5.500%, 3/1/22	916,747
375,000	West Virginia Housing Development Fund, Marion Unity Apartments Project Refunding Revenue, Series A, Callable 7/1/11 @ 100, 5.400%, 1/1/16	371,460
1,500,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (FGIC), 5.000%, 7/1/15	1,610,100
2,100,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (FGIC), 5.000%, 7/1/16	2,249,247
2,060,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (FGIC), 5.000%, 7/1/18	2,168,953
1,315,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (FGIC), 5.000%, 7/1/19	1,372,308
1,000,000	West Virginia School Building Authority, Capital Improvements Revenue (MBIA), 5.000%, 1/1/09	1,023,330
525,000	West Virginia School Building Authority, Capital Improvements Revenue (MBIA), 5.250%, 1/1/14	577,038
520,000	West Virginia School Building Authority, Capital Improvements Revenue (MBIA), 5.250%, 7/1/14	574,652
1,525,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.250%, 7/1/10	1,603,461
100,000	West Virginia State Higher Education Interim Governing Board Marshall University, Series A (FGIC), OID, 4.300%, 5/1/10	102,761
350,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital Revenue, Series A, Callable 2/15/14 @ 100 (FSA), 5.250%, 2/15/18	368,487
640,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Inc. Revenue, Series A, Callable 9/1/16 @ 100, OID, 6.500%, 9/1/16	748,128
450,000	West Virginia State Hospital Finance Authority, Charleston Medical Center Revenue, Prerefunded 9/1/10 @ 101, OID, 6.750%, 9/1/30	497,268
800,000	West Virginia State Hospital Finance Authority, Department of Health & Human Resource Refunding Revenue, Callable 5/5/08 @ 100 (FSA), 5.000%, 8/1/09	801,504
1,200,000	West Virginia State Hospital Finance Authority, Linked Bears & Bulls Refunding Revenue, Callable 5/5/08 @ 100 (MBIA), 6.100%, 1/1/18	1,244,184

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$400,000	West Virginia State Hospital Finance Authority, West Virginia University Hospital Refunding Revenue, Series A (FSA), OID, 3.500%, 6/1/10	$407,672
1,000,000	West Virginia State Hospital Finance Authority, West Virginia University Hospitals, Inc. Refunding Revenue, Series A, Callable 4/3/08 @ 100 (AMBAC), 7.250%, 6/1/35*	1,000,000
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (FGIC), 5.000%, 5/15/10	1,047,970
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (FGIC), 5.250%, 5/15/12	1,079,950
700,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (FGIC), 5.250%, 5/15/17	770,910
1,810,000	West Virginia University, Projects Refunding Revenue, Series B, Callable 10/1/14 @ 100 (FGIC), 5.000%, 10/1/21	1,869,784
1,485,000	West Virginia University, Projects Revenue, Series A (MBIA), 5.500%, 4/1/11	1,591,772
1,075,000	West Virginia Water Development Authority, Infrastructure Jobs Refunding Revenue, Series A, Callable 10/1/16 @ 100 (FSA), 5.000%, 10/1/26	1,092,114
1,000,000	West Virginia Water Development Authority, Infrastructure Jobs Revenue, Series A, Callable 10/1/16 @ 100 (FSA), 4.750%, 10/1/23	1,009,750
1,000,000	West Virginia Water Development Authority, Loan Program II Revenue, Series A, Prerefunded 11/1/09 @ 102 (AMBAC), 5.500%, 11/1/18	1,073,680
500,000	West Virginia, State Infrastructure Refunding G.O. (FGIC), 5.000%, 11/1/10	529,655
70,000	West Virginia, State Infrastructure Refunding G.O., Callable 11/1/16 @ 100 (FGIC), 5.000%, 11/1/17	75,293
1,040,000	West Virginia, State Road Highway Improvements G.O. (FSA), 5.500%, 6/1/10	1,107,704
2,645,000	West Virginia, State Road Highway Improvements G.O. (FSA), 5.500%, 6/1/11	2,872,179
200,000	West Virginia, State Road Highway Improvements G.O., OID, 4.800%, 6/1/08	200,970
300,000	West Virginia, State Road Highway Improvements G.O., Prerefunded 6/1/09 @ 101, 5.750%, 6/1/13	316,875
280,000	West Virginia, State Road Refunding G.O. (FGIC), 5.000%, 6/1/12	301,120

	Total Municipal Bonds (Cost $67,241,781)	68,176,541

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (0.8%)
541,285	Federated Tax-Free Obligations Fund, Institutional Service Class	$541,285

	Total Investment Company (Cost $541,285)	541,285

Total Investments — 97.7% (Cost $67,783,066)		68,717,826
Net Other Assets (Liabilities) — 2.3%		1,598,262

NET ASSETS — 100.0%		$70,316,088

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS (99.8%)
	Alaska (1.1%)
$1,150,000	Valdez, AK, Marine Term Industrial Refunding Revenue, BP Pipelines Inc. Project C, 1.250%, 4/1/08*	$1,150,000

	Arizona (2.4%)
2,500,000	Salt River Project Agricultural Improvements & Power District Electric System, AZ, Puttable Revenue, Series 2045, 2.290%, 4/3/08*(d)	2,500,000

	Colorado (1.5%)
1,600,000	Thornton, CO, Kroger Co. Industrial Development Refunding Revenue (U.S. Bank N.A.), 2.310%, 4/3/08*	1,600,000

	Connecticut (1.9%)
2,000,000	South Central Regional Water Authority Water System Revenue, Bond Anticipation Notes Cash Flow Management, Series A, 3.375%, 4/8/08	2,000,200

	Florida (6.7%)
1,500,000	Orange County, FL, Industrial Development Authority Revenue, Catholic Diocese Project (Suntrust Bank), 2.090%, 4/2/08*	1,500,000
2,275,000	Tallahassee, FL, Puttable Capital Buildings Revenue, Series 607 (FSA), 2.290%, 4/3/08*(d)	2,275,000
3,180,000	Volusia County, FL, Educational Facility Authority Revenue, Bethune Cookman College Project (Suntrust Bank), 2.090%, 4/2/08*	3,180,000

		6,955,000

	Georgia (4.8%)
5,000,000	Fulton County, GA, School District Construction Sale Tax G.O. Limited Notes, Cash Flow Management, 3.000%, 12/31/08	5,027,540

	Illinois (15.2%)
961,543	ABN AMRO Chicago Corp. Leasetops Master Trust 1, Revenue, Series 1997-1, 2.410%, 4/3/08*(d)	961,543
1,075,000	Cook County, IL, Capital Improvements G.O., Series E, 2.100%, 4/3/08*	1,075,000
3,900,000	Illinois Finance Authority Refunding Revenue, Sacred Heart Schools Project (Fifth Third Bank), 2.180%, 4/2/08*	3,900,000
5,000,000	Illinois Financial Authority Revenue, Bradley University, Series A (Northern Trust Company), 2.250%, 4/3/08*	5,000,000
4,000,000	Illinois Health Facilities Authority Revenue, Rehabilitation Institute Chicago Project (Bank of America N.A.), 2.200%, 4/3/08*	4,000,000
805,000	Illinois Housing Development Authority Revenue, Home Owner Mortgage SubSeries H-1, 3.450%, 10/1/08*	805,000
141,000	Western Springs, IL, Timber Trails Project Special Assessment, Callable 5/1/08 @ 100 (LaSalle Bank N.A.), 2.190%, 4/2/08*	141,000

		15,882,543

	Iowa (0.1%)
140,000	Iowa State, Tax & Revenue Anticipation Notes, Cash Flow Management, 4.000%, 6/30/08	140,254

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Kentucky (4.8%)
$5,000,000	Kentucky Economic Development Finance Authority, KY, Christian Care Community Refunding Revenue, Series A (National City Bank), 2.260%, 4/3/08*	$5,000,000

	Maine (4.8%)
5,000,000	Finance Authority of Maine, Revenue, Mt. Desert (Citizens Bank NH), 2.320%, 4/3/08*	5,000,000

	Minnesota (0.1%)
100,000	Becker, MN, Pollution Control Revenue, Series FP 13, 2.400%, 4/3/08*(d)	100,000

	Mississippi (10.6%)
1,800,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone Revenue, Chevron USA Inc. Project, Series A, Callable 5/1/08 @ 100, 2.050%, 4/2/08*	1,800,000
5,800,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone Revenue, Chevron USA Inc. Project, Series B, Callable 5/1/08 @ 100, 1.950%, 4/2/08*	5,800,000
3,500,000	Mississippi Business Finance Corp., Mississippi Revenue Gulfport Promenade Project (Regions Bank), 2.210%, 4/3/08*	3,500,000

		11,100,000

	Missouri (3.0%)
3,100,000	Missouri State Health & Educational Facilities Authority Revenue, MO, Dialsis Clinic Inc. Project (Suntrust Bank), 2.140%, 4/2/08*	3,100,000

	Ohio (9.2%)
1,092,599	Columbus, OH, City School District, G.O. Bond Anticipation Notes, School Facilities Construction, 3.750%, 12/11/08	1,097,006
1,324,000	Defiance, OH, G.O. Bond Anticipation Notes, Sanitary Sewer Improvements Cash Flow Management, 4.250%, 4/25/08	1,324,383
1,000,000	Lakota Local School District, OH, G.O. Bond Anticipation Notes Cash Flow Management, 4.000%, 6/12/08	1,001,452
1,525,000	Montgomery County, OH, Industrial Development Refunding Revenue (U.S. Bank N.A.), 2.310%, 4/3/08*	1,525,000
2,375,000	Ohio State, G.O. School Improvements Revenue, Series A, 5.000%, 6/15/08	2,383,133
1,405,000	Parma Heights, OH, Bond Anticipation Notes Street Improvements Cash Flow Management, Callable 5/2/08 @ 100, 3.750%, 9/12/08	1,405,000
825,500	Sidney, OH, G.O. Refunding Bond Anticipation Notes, Various Purposes, 4.250%, 8/14/08	826,966

		9,562,940

	Oregon (1.6%)
1,700,000	Oregon State, G.O., Series 73 H, Callable 5/1/08 @ 100, 1.950%, 4/2/08*	1,700,000

	Pennsylvania (0.5%)
475,000	Allegheny County, PA, Hospital Development Authority Revenue, Presbyterian University Hospital, Series B1 (Bank One N.A.), 2.070%, 4/3/08*	475,000

Continued

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Rhode Island (1.0%)
$1,000,000	Woonsocket, RI, G.O. Bond Anticipation Notes, 4.000%, 7/15/08	$1,001,123

	South Carolina (2.9%)
3,015,000	Educational Facilities Authority Revenue, Allen University Project, Series A (National Bank of SC), 2.360%, 4/3/08*	3,015,000

	Tennessee (6.7%)
2,100,000	Hendersonville Industrial Development Board, TN, Educational Facilities Revenue, Pope John Paul II High School, Callable 5/1/08 @ 100 (Suntrust Bank N.A.), 2.090%, 4/2/08*	2,100,000
3,830,000	Jackson Energy Authority, Natual Gas System Revenue (FSA), 2.080%, 4/2/08*	3,830,000
1,085,000	Metropolitan Government Nashville & Davidson County, TN, Industrial Development Board Refunding Revenue, David Lipscomb University Project (Suntrust Bank), 2.090%, 4/2/08*	1,085,000

		7,015,000

	Texas (10.4%)
1,000,000	Coppell Independent School District, TX, Refunding G.O., (PSF-GTD), OID, 4.667%, 8/15/08**	986,329
1,350,000	Crawford Education Facilities Corp., TX, Refunding Revenue, University Parking System Project, Series A, Callable 5/1/08 @ 100 (BNP Paribas), 2.300%, 4/3/08*	1,350,000
1,400,000	Denton Independent School District, TX, School Improvements G.O., Series B, Callable 8/15/08 @ 100 (PSF-GTD), 3.750%, 8/15/08*	1,400,000
3,545,000	Houston Higher Education Finance Corp., TX, University & College Improvements, Tierwester Oaks, Series A, Callable 5/1/08 @ 100 (Bank of New York), 2.850%, 4/1/08*	3,545,000
1,100,000	Kendall County, TX, Health Facility Development Corp., Health Care Revenue, Morningside Ministries, Class A (Allied Irish Bank PLC), 2.120%, 4/3/08*	1,100,000

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Texas — (continued)
$2,500,000	Texas Municipal Gas Acquisition & Supply Corp. II, Natural Gas Utility Improvements Revenue, ROCS-10014, 2.310%, 4/3/08*(d)	$2,500,000

		10,881,329

	Utah (2.4%)
2,500,000	Riverton, UT, Hospital Puttable Revenue, Series 1762, 2.290%, 4/3/08*(d)	2,500,000

	Virginia (1.4%)
1,400,000	Virginia Resources Authority, Water Revenue, Henrico County Project, Callable 5/1/08 @ 100, 2.090%, 4/3/08*	1,400,000

	Washington (2.9%)
3,000,000	King County, WA, Sewer Improvements Revenue, Series B, Callable 5/1/08 @ 100 (Helaba), 2.100%, 4/2/08*	3,000,000

	Wisconsin (3.8%)
3,000,000	Appleton Redevelopment Authority, WI, Fox Cities Performing Arts Center Revenue, Series B (Bank One Wisconsin), 2.200%, 4/2/08*	3,000,000
1,000,000	Rock County, WI, Promissory Notes, Cash Flow Management G.O., 4.250%, 7/10/08	1,001,183

		4,001,183

	Total Municipal Bonds (Cost $104,107,112)	104,107,112

Total Investments — 99.8% (Cost $104,107,112)		104,107,112
Net Other Assets (Liabilities) — 0.2%		221,000

NET ASSETS — 100.0%		$104,328,112

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Prime Money Market Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Principal Amount		Amortized Cost
ASSET BACKED SECURITIES (4.3%)
$35,000,000	Arkle Master Issue PLC, Series 2007-1A, Class 1A, 2.798%, 4/17/08*(d)	$34,989,006
29,556	Cal Securitization Trust, Series 2007-1, Class A1, 5.424%, 7/15/08(e)	29,556
5,000,000	Cal Securizitation Trust, Series 2008-1, Class A1, 2.994%, 4/15/09(e)	5,000,000
6,652,917	Capital Auto Receivables Asset Trust, Series 2007-SN2, Class A1, 5.105%, 12/15/08(d)	6,652,917
1,980,970	Capital One Auto Finance Trust, Series 2007-C, Class A1, 5.282%, 10/15/08	1,980,970
2,579,029	Daimler Chrysler Auto Trust, Series 2008-A, Class A1, 3.152%, 3/9/09(d)	2,579,029
6,000,000	Fifth Third Auto Trust, Series 2008-1, Class A1, 2.730%, 4/15/09	6,000,000
2,214,902	Ford Credit Auto Owner Trust, Series 2007-B, Class A1, 5.292%, 10/15/08(d)	2,214,902
7,049,089	Ford Credit Auto Owner Trust, Series 2008-A, Class A1, 4.018%, 2/13/09(d)	7,049,089
4,631,820	Triad Automobile Receivables Owner Trust, Series 2007-B, Class A1, 5.068%, 12/12/08	4,631,820
13,969,452	Westpac Securitization Trust, Series 2007-1G, Class A1, 3.040%, 5/21/08*(d)	13,969,452

	Total Asset Backed Securities (Cost $85,096,741)	85,096,741

CERTIFICATES OF DEPOSIT (15.2%)
	Banks (14.4%)
20,000,000	Bank of Montreal, 3.250%, 7/29/08	20,000,000
5,300,000	Barclays Bank PLC, 5.312%, 5/22/08	5,300,000
20,000,000	Barclays Bank PLC, 4.580%, 6/2/08	20,000,000
15,000,000	Barclays Bank PLC, 3.050%, 7/25/08	15,000,000
5,000,000	Barclays Bank PLC, 3.060%, 2/23/09	5,000,000
20,000,000	Comerica Bank, 4.250%, 7/10/08	20,000,000
5,000,000	Credit Suisse, New York, Series YCD, 5.290%, 4/11/08	5,000,000
4,000,000	Credit Suisse, New York, Series YCD, 5.300%, 4/17/08	4,000,000
10,000,000	Credit Suisse, New York, Series YCD, 5.290%, 5/21/08	10,000,000
5,000,000	Credit Suisse, New York, Series YCD, 5.320%, 5/22/08	5,000,000
5,000,000	Credit Suisse, New York, Series YCD, 5.380%, 6/2/08	5,000,000
20,000,000	Depfa Bank PLC, 4.810%, 4/30/08	20,000,000
10,000,000	Depfa Bank PLC, 4.920%, 6/4/08	10,000,000
5,000,000	Depfa Bank PLC, 4.940%, 6/11/08	5,000,000
5,000,000	Huntington National Bank, 3.400%, 4/23/08	5,000,000
15,000,000	National City Bank, 2.730%, 9/9/08	15,000,662
15,000,000	National City Bank, 2.780%, 9/11/08	15,000,000
15,000,000	Natixis, NY Branch, 4.850%, 5/27/08	15,000,000
10,000,000	Natixis, NY Branch, 4.860%, 6/18/08	10,000,000
15,000,000	Natixis, NY Branch, 3.000%, 8/1/08	15,000,000
5,000,000	Royal Bank of Scotland, 4.850%, 5/21/08	5,000,000
10,000,000	Royal Bank of Scotland, NY, 3.760%, 7/18/08	10,000,000
20,000,000	Toronto Dominion Bank, 4.850%, 5/27/08	20,000,000
10,000,000	UBS AG, Stamford Branch, 4.080%, 7/7/08	10,000,000
10,000,000	UBS AG, Stamford Branch, 4.090%, 7/9/08	10,002,096
6,000,000	UBS AG, Stamford Branch, 4.780%, 10/15/08	6,000,000

		285,302,758

Principal Amount		Amortized Cost
CERTIFICATES OF DEPOSIT — (continued)
	Financial Services (0.8%)
$15,000,000	Societe Generale, Paris, 3.250%, 7/30/08	$15,000,000

	Total Certificates of Deposit (Cost $ 300,302,758)	300,302,758

COMMERCIAL PAPER** (41.0%)
	Banking (0.7%)
10,000,000	Bank of Scotland PLC, 3.264%, 7/22/08	9,899,822
5,000,000	Depfa Bank PLC, 4.640%, 5/6/08	4,977,406

		14,877,228

	Brokers & Dealers (1.8%)
35,000,000	Morgan Stanley, 3.100%, 4/30/08***	35,000,000

	Financial Services (35.9%)
10,000,000	Alpine Securitization Corp., 3.182%, 5/20/08(d)	9,957,397
20,000,000	Amsterdam Funding Corp., 3.193%, 4/8/08(d)	19,987,750
25,000,000	Barton Capital LLC, 3.202%, 4/18/08(d)	24,962,813
25,793,000	Barton Capital LLC, 3.345%, 4/18/08(d)	25,752,806
20,000,000	Barton Capital LLC, 3.163%, 5/7/08(d)	19,937,600
25,000,000	Barton Capital LLC, 3.173%, 5/8/08(d)	24,919,576
20,000,000	Chariot Funding LLC, 2.978%, 6/5/08(d)	19,894,194
20,000,000	Chariot Funding LLC, 2.818%, 6/12/08(d)	19,888,800
2,000,000	Diageo Capital PLC, 3.406%, 5/27/08(d)	1,989,547
8,000,000	Diageo Capital PLC, 3.426%, 5/27/08(d)	7,958,062
1,000,000	Diageo Capital PLC, 3.416%, 5/28/08(d)	994,664
8,000,000	Diageo Capital PLC, 3.396%, 5/30/08(d)	7,956,078
5,000,000	Drac LLC, 3.405%, 7/21/08	4,948,354
35,000,000	Fairway Finance Co. LLC, 3.214%, 4/4/08(d)	34,990,754
15,000,000	Fairway Finance Co. LLC, 3.802%, 4/10/08(d)	14,985,938
20,000,000	Fairway Finance Co. LLC, 3.182%, 5/7/08(d)	19,937,400
20,000,000	Falcon Asset Securitization Co. LLC, 3.092%, 5/15/08(d)	19,925,444
15,000,000	Fcar Auto Loan Trust, 4.680%, 4/25/08	14,953,200
10,000,000	Fcar Auto Loan Trust I, 4.700%, 4/18/08	9,977,806
10,000,000	Fcar Owner Trust I, 4.930%, 5/27/08	9,923,311
3,500,000	Fcar Owner Trust I, 3.751%, 7/14/08	3,462,589
3,500,000	Fcar Owner Trust II, 3.822%, 6/23/08	3,469,659
10,000,000	Fcar Owner Trust II, 2.970%, 9/5/08	9,872,219
5,000,000	Fcar Owner Trust II, 2.653%, 9/19/08	4,938,012
25,000,000	Fountain Square Commercial Funding, 3.092%, 6/30/08(d)	24,809,375
14,000,000	Heinz (H.J.) Finance Co., 3.304%, 5/12/08(d)	13,948,181
1,500,000	Heinz (H.J.) Finance Co., 3.396%, 5/20/08(d)	1,493,160
500,000	Heinz (H.J.) Finance Co., 3.376%, 5/29/08(d)	497,318
3,000,000	Heinz (H.J.) Finance Co., 2.889%, 6/18/08(d)	2,981,475
10,000,000	Kitty Hawk Funding Corp., 4.968%, 4/11/08(d)	9,986,389
5,000,000	Long Lane Master Trust 4, 4.329%, 4/11/08(d)	4,994,069
20,000,000	Picaros Funding LLC, 2.686%, 9/26/08(d)	19,737,944
25,000,000	Picaros Funding LLC, 2.694%, 9/26/08(d)	24,672,431
25,000,000	Sheffield Receivables, 3.192%, 4/3/08(d)	24,995,639
5,000,000	Sheffield Receivables, 3.914%, 4/4/08(d)	4,998,396
10,000,000	Sheffield Receivables, 3.202%, 5/30/08(d)	9,948,375
30,000,000	Sheffield Receivables, 2.745%, 6/23/08(d)	29,813,250
5,000,000	Sigma Finance, Inc., 5.185%, 5/22/08(d)	4,963,273
10,000,000	Societe Generale North America, Inc., 3.010%, 8/8/08	9,893,933
20,000,000	Societe Generale, Paris, 3.324%, 4/30/08	19,947,317
25,000,000	Societe Generale, Paris, 3.004%, 8/14/08	24,722,969
25,000,000	Tulip Funding Corp., 3.041%, 4/28/08(d)	24,943,750
25,000,000	Versailles CDS, LLC, 3.244%, 5/7/08(d)	24,920,000

Continued

BB&T Prime Money Market Fund

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Principal Amount		Amortized Cost
COMMERCIAL PAPER** — (continued)
	Financial Services — (continued)
$13,000,000	Versailles CDS, LLC, 3.295%, 5/7/08(d)	$12,957,750
17,000,000	Versailles CDS, LLC, 3.151%, 6/20/08(d)	16,882,889
750,000	Volkswagen of America, 4.410%, 4/10/08(d)	749,184
2,900,000	Volkswagen of America, 3.283%, 5/8/08(d)	2,890,373
5,000,000	Volkswagen of America, 3.295%, 5/12/08(d)	4,981,493
2,500,000	Volkswagen of America, 3.355%, 5/19/08(d)	2,489,000
3,000,000	Volkswagen of America, 3.355%, 5/23/08(d)	2,985,700
3,750,000	Volkswagen of America, 3.365%, 5/30/08(d)	3,729,657
1,100,000	Volkswagen of America, 3.366%, 5/30/08(d)	1,094,015
25,000,000	Yorktown Capital LLC, 3.623%, 4/24/08(d)	24,948,889
20,000,000	Yorktown Capital LLC, 2.978%, 6/12/08(d)	19,882,800

		711,442,967

	Health Care (0.5%)
10,000,000	AstraZeneca PLC, 2.968%, 8/26/08(d)	9,880,767

	Retail (2.1%)
3,000,000	Home Depot, Inc., 3.447%, 4/30/08(d)	2,991,783
5,000,000	Home Depot, Inc., 3.345%, 5/1/08	4,986,250
5,000,000	Home Depot, Inc., 3.041%, 6/24/08(d)	4,965,000
6,000,000	Home Depot, Inc., 3.092%, 6/24/08(d)	5,957,300
5,000,000	Kellogg Co., 3.304%, 4/23/08	4,990,070
3,000,000	Kellogg Co., 3.334%, 5/21/08	2,986,333
10,000,000	Kellogg Co., 2.816%, 6/16/08	9,941,522
3,000,000	Safeway, Inc., 3.660%, 4/1/08(d)	3,000,000
2,000,000	Safeway, Inc., 3.700%, 4/7/08(d)	1,998,783

		41,817,041

	Total Commercial Paper (Cost $813,018,003)	813,018,003

CORPORATE BONDS (2.8%)
	Banks (0.2%)
5,065,000	M&I Marshall & Ilsley Bank, 4.500%, 8/25/08	5,089,892

	Financial Services (0.8%)
5,000,000	Sigma Finance, Inc., Series MTN, 5.400%, 4/21/08(d)	5,000,000
5,000,000	Sigma Finance, Inc., Series MTN, 5.350%, 5/22/08(d)	5,000,000
5,000,000	Sigma Finance, Inc., Series MTN, 5.415%, 8/5/08(d)	5,000,000

		15,000,000

	Media (1.3%)
25,000,000	Dupont Teijin Films, Ltd., 4.830%, 4/28/08	25,000,000

	Retail (0.5%)
10,000,000	Wal-Mart Stores, Inc., 5.933%, 6/1/08	10,009,618

	Total Corporate Bonds (Cost $55,099,510)	55,099,510

VARIABLE RATE NOTES* (28.5%)
	Banking (18.4%)
1,755,000	Anchor Holdings LLC, Series 2000 (U.S. Bank, N.A.), 3.900%, 4/3/08	1,755,000
25,000,000	Bank of Ireland, Series XMTN, 2.549%, 4/21/08(d)	25,000,000
25,000,000	Bank of Montreal, Chicago, Series YCD, 3.040%, 5/21/08	25,000,000
10,000,000	Bank of Montreal, Chicago, Series YCD, 3.334%, 4/30/08	10,000,000

Principal Amount		Amortized Cost
VARIABLE RATE NOTES* — (continued)
	Banking — (continued)
$10,000,000	Bank of Scotland PLC, Series MTN, 2.669%, 6/24/08	$10,000,000
2,000,000	Bank of Scotland PLC, Series MTN, 3.058%, 4/9/08(d)	2,000,000
23,300,000	Bank of Scotland PLC, Series MTN2, 2.779%, 5/1/08	23,300,000
14,000,000	BNP Paribas, 3.060%, 5/19/08(d)	14,000,000
20,000,000	BNP Paribas, Series YCD, 2.620%, 4/28/08	19,994,081
3,070,000	Christian Life Assembly of the Assemblies of God (Fulton Bank), 3.300%, 4/3/08	3,070,000
2,540,000	Damascus, Ltd., 4.000%, 4/3/08	2,540,000
15,000,000	Depfa Bank PLC, Series EXL, 2.860%, 6/15/08(d)	15,000,000
1,505,000	Guilford Capital LLC, Series 02-A (Regions Bank), 3.180%, 4/3/08	1,505,000
4,795,000	HC Equities LP, Series 2001 (Wachovia Bank N.A.), 3.120%, 4/3/08	4,795,000
3,590,000	Indian Hills Country Club, Series 2000 (Regions Bank), 2.930%, 4/3/08	3,590,000
35,000,000	M&I Marshall & Ilsley Bank, 2.589%, 4/25/08	35,000,000
30,000,000	Monet Trust, 2.741%, 6/30/08(e)	30,000,000
20,000,000	National Australia Bank, Ltd., 3.218%, 6/6/08	20,000,000
25,000,000	National City Bank, Series BKNT, 3.220%, 4/1/08	25,000,000
20,000,000	National City Bank, Series BKNT, 3.240%, 4/1/08	20,000,000
5,000,000	Royal Bank of Scotland Group PLC, 2.745%, 6/4/08	5,000,000
3,475,000	Spira Millennium LLC, Series 2001 (Bank of America N.A.), 3.500%, 4/3/08	3,475,000
14,225,000	Stone Creek LLC (Columbus Bank and Trust Co.), 2.950%, 4/3/08	14,225,000
10,000,000	Svenska Handelsbanken AB, 2.860%, 4/14/08(d)	10,000,000
15,000,000	Svenska Handelsbanken AB, 4.468%, 4/7/08	15,000,000
6,616,000	TOG Properties LLC (Regions Bank), 2.930%, 4/3/08	6,616,000
2,785,000	Vestavia Hills Baptist Church, Series 2000 (Regions Bank), 2.930%, 4/3/08	2,785,000
12,000,000	Westpac Banking Corp., 2.818%, 4/16/08(d)	12,000,000
4,630,000	World Wildlife Fund, Inc. (AMBAC Assurance Corp.), 2.950%, 4/3/08	4,630,000

		365,280,081

	Brokers & Dealers (3.9%)
25,000,000	Goldman Sachs Group LP, 3.090%, 4/1/08	25,000,000
5,000,000	Goldman Sachs Group LP, Series MTN, 2.888%, 4/15/08(d)	5,000,032
10,000,000	Merrill Lynch & Co., Inc., Series MTN, 3.191%, 4/4/08	10,000,000
6,500,000	Merrill Lynch & Co., Inc., Series MTN, 2.915%, 4/18/08(d)	6,500,000
8,000,000	Merrill Lynch & Co., Inc., Series MTN, 2.739%, 4/24/08	8,000,000
7,000,000	Morgan Stanley, 2.744%, 4/28/08	7,000,000
5,000,000	Morgan Stanley, Series EXL, 3.191%, 4/4/08	5,000,000
10,000,000	Morgan Stanley, Series EXLS, 3.269%, 4/3/08	10,000,000

		76,500,032

	Energy (0.5%)
10,000,000	BP Capital Markets PLC, 3.039%, 6/11/08	10,000,000

Continued

BB&T Prime Money Market Fund

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Principal Amount		Amortized Cost
VARIABLE RATE NOTES* — (continued)
	Financial Services (3.9%)
$8,000,000	K2 (USA) LLC, Series MTN, 3.881%, 4/21/08(d)	$7,999,935
5,000,000	K2 (USA) LLC, Series MTN, 3.030%, 5/19/08(d)	4,999,934
5,000,000	K2 (USA) LLC, Series MTN, 3.854%, 4/21/08(d)	4,999,849
5,000,000	K2 (USA) LLC, Series MTN, 2.340%, 5/15/08(d)	4,999,443
10,000,000	K2 (USA) LLC, Series MTN, 3.045%, 5/15/08(d)	9,999,257
25,000,000	K2 (USA) LLC, Series MTN, 2.450%, 5/20/08(d)	24,995,184
20,000,000	Union Hamilton Special Funding LLC, Series MTN, 3.171%, 6/30/08	20,000,000

		77,993,602

	Insurance (1.0%)
5,000,000	Genworth Life Insurance Co., 3.186%, 5/9/08(e)	5,000,000
5,000,000	Metropolitan Life Insurance Co., 5.021%, 5/1/08(e)	5,000,000
5,000,000	New York Life Insurance Co., 5.203%, 6/2/08(e)	5,000,000
5,000,000	Travelers Insurance Co., 3.150%, 5/19/08(e)	5,000,000

		20,000,000

	Municipal Bonds (0.8%)
4,395,000	Franklin County, OH, Edison Welding Institute Inc. Project Refunding Revenue Bonds (Huntington National Bank), 4.000%, 4/3/08	4,395,000
4,000,000	Kansas City, MO, Industrial Development Authority Revenue Bonds, West Edge Project, (M&I Marshall & Ilsley), 4.250%, 4/2/08	4,000,000

Principal Amount		Amortized Cost
VARIABLE RATE NOTES* — (continued)
	Municipal Bonds — (continued)
$7,000,000	Maryland State, Economic Development Corp. Revenue Bonds, Human Genome Project Series A, (Manufacturers & Traders), 2.660%, 4/1/08	$7,000,000

		15,395,000

	Total Variable Rate Notes (Cost $565,168,715)	565,168,715

MASTER NOTE (2.0%)
40,000,000	Merrill Lynch & Co., Inc., 3.350%, 4/1/08	40,000,000

	Total Master Note (Cost $40,000,000)	40,000,000

REPURCHASE AGREEMENT (6.0%)
118,212,000	Merrill Lynch & Co., Inc., 2.57%, dated 03/31/08, due 04/01/08, proceeds at maturity, $118,220,439 (Collateralized fully by Mortgage-Backed Securities)	118,212,000

	Total Repurchase Agreement (Cost $118,212,000)	118,212,000

Total Investments — 99.8% (Cost $1,976,897,727)		1,976,897,727
Net Other Assets (Liabilities) — 0.2%		3,621,372

NET ASSETS — 100.0%		$1,980,519,099

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T U.S. Treasury Money Market Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Principal Amount		Amortized Cost
U.S. TREASURY NOTES (6.4%)
$30,000,000	2.625%, 5/15/08	$29,962,420
30,000,000	3.250%, 8/15/08	29,997,592

	Total U.S. Treasury Notes (Cost $59,960,012)	59,960,012

U.S. TREASURY BILLS** (41.4%)
30,000,000	1.561%, 4/16/08	29,980,500
30,000,000	3.867%, 4/17/08	29,949,366
20,000,000	0.400%, 5/1/08	19,993,333
30,000,000	0.500%, 5/29/08	29,975,839
100,000,000	1.885%, 6/19/08	99,866,139
15,000,000	1.885%, 6/19/08	14,904,802
15,000,000	1.885%, 6/19/08	14,930,875
40,000,000	0.752%, 7/3/08	39,922,500
15,000,000	2.497%, 7/17/08	14,872,044
15,000,000	2.497%, 7/17/08	14,907,932
20,000,000	2.065%, 8/21/08	19,838,758
30,000,000	1.278%, 9/11/08	29,827,489
30,000,000	1.271%, 9/18/08	29,821,054

	Total U.S. Treasury Bills (Cost $388,790,631)	388,790,631

Principal Amount		Amortized Cost
REPURCHASE AGREEMENT (55.5%)
$165,000,000	Bank of America Corp., 1.20%, dated 03/31/08, due 04/01/08, proceeds at maturity, $165,005,500 (Collateralized fully by U.S. Treasury Securities)	$165,000,000
166,215,592	Credit Suisse First Boston, 1.30%, dated 03/31/08, due 04/01/08, proceeds at maturity, $166,221,594 (Collateralized fully by U.S. Treasury Securities)	166,215,592
150,000,000	Goldman, Sachs & Co., 1.00%, dated 03/31/08, due 04/01/08, proceeds at maturity, $150,004,167 (Collateralized fully by U.S. Treasury Securities)	150,000,000
40,000,000	Merrill Lynch & Co., Inc., 0.65%, dated 03/31/08, due 04/01/08, proceeds at maturity, $40,000,722 (Collateralized fully by U.S. Treasury Securities)	40,000,000

	Total Repurchase Agreement (Cost $521,215,592)	521,215,592

Total Investments — 103.3% (Cost $969,966,235)		969,966,235
Net Other Assets (Liabilities) — (3.3)%		(30,627,032)

NET ASSETS — 100.0%		$939,339,203

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Capital Manager Conservative Growth Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES(99.3%)
817,644	BB&T International Equity Fund, Institutional Class	$5,870,686
734,919	BB&T Large Cap Fund, Institutional Class	9,620,095
173,096	BB&T Mid Cap Growth Fund, Institutional Class	2,189,662
297,703	BB&T Mid Cap Value Fund, Institutional Class	3,203,281
142,890	BB&T Small Cap Fund, Institutional Class	1,697,531
3,150,944	BB&T Total Return Bond Fund, Institutional Class	32,832,836
2,071,480	BB&T U.S. Treasury Money Market Fund, Institutional Class	2,071,481

	Total Affiliated Investment Companies (Cost $59,288,779)	57,485,572

Total Investments — 99.3% (Cost $59,288,779)		57,485,572
Net Other Assets (Liabilities) — 0.7%		394,993

NET ASSETS — 100.0%		$57,880,565

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Capital Manager Moderate Growth Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES(99.5%)
1,648,138	BB&T International Equity Fund, Institutional Class	$11,833,633
1,480,180	BB&T Large Cap Fund, Institutional Class	19,375,562
348,897	BB&T Mid Cap Growth Fund, Institutional Class	4,413,546
599,559	BB&T Mid Cap Value Fund, Institutional Class	6,451,255
287,899	BB&T Small Cap Fund, Institutional Class	3,420,243
2,746,760	BB&T Total Return Bond Fund, Institutional Class	28,621,243
1,618,987	BB&T U.S. Treasury Money Market Fund, Institutional Class	1,618,987

	Total Affiliated Investment Companies (Cost $81,746,896)	75,734,469

Total Investments — 99.5% (Cost $81,746,896)		75,734,469
Net Other Assets (Liabilities) — 0.5%		369,573

NET ASSETS — 100.0%		$76,104,042

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Capital Manager Growth Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES(99.3%)
1,598,901	BB&T International Equity Fund, Institutional Class	$11,480,110
1,436,604	BB&T Large Cap Fund, Institutional Class	18,805,150
338,608	BB&T Mid Cap Growth Fund, Institutional Class	4,283,388
582,044	BB&T Mid Cap Value Fund, Institutional Class	6,262,791
279,629	BB&T Small Cap Fund, Institutional Class	3,321,991
1,268,096	BB&T Total Return Bond Fund, Institutional Class	13,213,559
1,703,903	BB&T U.S. Treasury Money Market Fund, Institutional Class	1,703,903

	Total Affiliated Investment Companies (Cost $66,274,137)	59,070,892

Total Investments — 99.3% (Cost $66,274,137)		59,070,892
Net Other Assets (Liabilities) — 0.7%		436,921

NET ASSETS — 100.0%		$59,507,813

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Capital Manager Equity Fund

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES(99.6%)
1,062,792	BB&T International Equity Fund, Institutional Class	$7,630,849
955,423	BB&T Large Cap Fund, Institutional Class	12,506,481
224,927	BB&T Mid Cap Growth Fund, Institutional Class	2,845,324
386,971	BB&T Mid Cap Value Fund, Institutional Class	4,163,807
186,037	BB&T Small Cap Fund, Institutional Class	2,210,115
911,584	BB&T U.S. Treasury Money Market Fund, Institutional Class	911,584

	Total Affiliated Investment Companies (Cost $35,401,052)	30,268,160

Total Investments — 99.6% (Cost $35,401,052)		30,268,160
Net Other Assets (Liabilities) — 0.4%		121,101

NET ASSETS — 100.0%		$30,389,261

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Funds

Footnote Legend to the Schedules of Portfolio Investments

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c)	Represents a security purchased on a when-issued basis. At March 31, 2008, total cost of investments purchased on a when-issued basis for the Total Return Bond Fund was $23,621,166.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities to be illiquid. As of March 31, 2008, these securities represent 1.77% of net assets in the Prime Money Market Fund and 0.82% of net assets in the International Equity Fund.
(f)	Illiquid security.
(g)	Security held as collateral for written call option.
(h)	Inflation protection security. Principal amount periodically adjusted for inflation.
(i)	Represents that all or a portion of the security was pledged as collateral with a value of $5,015,914 on 379 long U.S. Treasury Note futures contracts.
*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2008. For bond funds, the maturity date reflected is the final maturity date. For money market funds, the maturity date reflected is the next reset date.
**	Discount Note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.
***	Interest bearing commercial paper.

ADR — American Depository Receipt.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee.

CR — Custodial Receipts.

FGIC — Financial Guaranty Insurance Corp.

FHA — Federal Housing Authority.

FSA — Financial Security Assurance.

G.O. — General Obligation.

GDR — Global Depository Receipt.

GTD STD LNS — Guaranteed Student Loans.

IBC — Insured Bond Certificates.

LLC — Limited Liability Company.

MBIA — Municipal Bond Insurance Association.

MTN — Medium Term Note.

N.A. — North America.

OID — Original Issue Discount.

PSF-GTD — Permanent School Fund Guaranteed.

REIT — Real Estate Investment Trust.

SCSDE — South Carolina School District Enhancement.

STEP — Step Coupon Bond.

TXBL — Taxable.

XLCA — XL Capital Assurance.

See accompanying notes to the financial statements.

BB&T Funds

Statements of Assets and Liabilities

March 31, 2008 (Unaudited)

	Large Cap Fund	Mid Cap Value Fund
Assets:
Investments, at cost	$468,119,077	$251,719,007
Unrealized appreciation (depreciation)	1,252,558	(29,362,079)

Investments, at fair value	469,371,635	222,356,928
Cash	—	—
Foreign currency, at value*	—	—
Interest and dividends receivable	574,818	206,094
Receivable for investments sold	—	—
Receivable for capital shares issued	1,467,275	832,496
Unrealized appreciation on forward foreign currency contracts	—	—
Prepaid and other expenses	27,692	27,490

Total Assets	471,441,420	223,423,008

Liabilities:
Call options written (premiums received $ — , $ — , $ — , $ — , $ — , $1,764,532, $226,377 and $ — , respectively)	—	—
Distributions payable	945,512	60,045
Unrealized depreciation on forward foreign currency contracts	—	—
Payable for investments purchased	—	—
Payable for capital shares redeemed	1,225,247	163,296
Accrued expenses and other payables:
Investment advisory fees	282,500	133,812
Administration fees	37,307	17,670
Compliance service fees	1,426	200
Distribution (12b-1) fees	19,857	11,321
Trustee fees	5,655	353
Transfer agent fees	52,156	17,380
Other	129,150	44,052

Total Liabilities	2,698,810	448,129

Net Assets:
Capital	504,722,710	265,808,234
Accumulated undistributed (distributions in excess of) net investment income	(1,408,697)	(67,217)
Accumulated realized gains (losses) from investment, written option and foreign currency transactions	(35,823,961)	(13,404,059)
Net unrealized appreciation/(depreciation) on investments, written options and translation of assets and liabilities in foreign currency	1,252,558	(29,362,079)

Net Assets	$468,742,610	$222,974,879

Net Assets
Class A Shares	$44,872,985	$31,314,187
Class B Shares	11,651,926	4,569,994
Class C Shares	216,423	755,431
Institutional Shares	412,001,276	186,335,267

Total	$468,742,610	$222,974,879

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	3,441,111	2,926,682
Class B Shares	908,221	440,447
Class C Shares	16,917	72,853
Institutional Shares	31,466,332	17,323,853

Total	35,832,581	20,763,835

Net Asset Value
Class A Shares - redemption price per share	$13.04	$10.70

Class B Shares - offering price per share**	$12.83	$10.38

Class C Shares - offering price per share**	$12.79	$10.37

Institutional Shares	$13.09	$10.76

Maximum Sales Charge - Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$13.84	$11.35

*	The International Equity Fund includes foreign currency at cost of $5,365,026.
**	Redemption price per share varies by length of time shares are held.

See accompanying notes to the financial statements.

	Mid Cap Growth Fund	Small Cap Fund	International Equity Fund	Special Opportunities Equity Fund	Equity Income Fund	Short U.S. Government Fund
Assets:
Investments, at cost	$176,478,857	$64,354,373	$146,272,651	$320,307,289	$189,450,832	$45,695,846
Unrealized appreciation (depreciation)	16,662,712	3,859,168	2,106,351	26,401,202	7,683,372	802,107

Investments, at fair value	193,141,569	68,213,541	148,379,002	346,708,491	197,134,204	46,497,953
Cash	—	4,347,998	—	—	—	—
Foreign currency, at value*	—	—	5,489,316	—	—	—
Interest and dividends receivable	41,817	28,080	502,359	147,363	539,491	303,495
Receivable for investments sold	3,858,262	2,520,370	1,737,940	121,049	1,066,636	—
Receivable for capital shares issued	1,747,596	223,242	732,996	1,930,969	11,321,224	157,314
Unrealized appreciation on forward foreign currency contracts	—	—	440,883	—	—	—
Prepaid and other expenses	23,865	17,912	12,035	30,530	24,421	4,072

Total Assets	198,813,109	75,351,143	157,294,531	348,938,402	210,085,976	46,962,834

Liabilities:
Call options written (premiums received $ — , $ — , $ — , $ — , $ — , $1,764,532, $226,377 and $ — , respectively)	—	—	—	1,773,015	108,230	—
Distributions payable	—	—	194,109	—	166,370	63,141
Unrealized depreciation on forward foreign currency contracts	—	—	377,177	—	—	—
Payable for investments purchased	3,897,097	987,422	3,322,941	719,507	199,410	1,000,214
Payable for capital shares redeemed	324,516	10,361,533	368,970	4,645,593	1,393,336	186,844
Accrued expenses and other payables:

Investment advisory fees	113,607	49,083	109,157	231,953	115,403	17,295
Administration fees	14,734	5,707	11,808	26,766	15,221	3,532
Compliance service fees	34	109	34	—	103	—
Distribution (12b-1) fees	4,272	3,600	2,889	93,970	56,946	898
Trustee fees	—	591	1,649	—	—	530
Transfer agent fees	10,581	6,540	10,498	10,676	5,651	1,683
Other	27,432	16,781	3,954	44,417	29,033	10,411

Total Liabilities	4,392,273	11,431,366	4,403,186	7,545,897	2,089,703	1,284,548

Net Assets:
Capital	171,779,662	77,126,402	156,528,536	301,595,593	196,694,479	53,181,586
Accumulated undistributed (distributions in excess of) net investment income	(320,518)	(42,106)	(1,630,781)	(620,982)	384,551	16,469

Accumulated realized gains (losses) from investment, written option and foreign currency transactions	6,298,980	(17,023,687)	(4,346,820)	14,025,175	3,115,724	(8,321,876)

Net unrealized appreciation/(depreciation) on investments, written options and translation of assets and liabilities in foreign currency	16,662,712	3,859,168	2,340,410	26,392,719	7,801,519	802,107

Net Assets	$194,420,836	$63,919,777	$152,891,345	$341,392,505	$207,996,273	$45,678,286

Net Assets
Class A Shares	$10,233,435	$7,126,288	$4,755,038	$124,396,883	$98,737,905	$4,212,529
Class B Shares	2,416,140	2,446,968	1,765,904	28,528,371	15,292,324	—
Class C Shares	61,228	10,815	392,719	51,374,592	28,064,861	—
Institutional Shares	181,710,033	54,335,706	145,977,684	137,092,659	65,901,183	41,465,757

Total	$194,420,836	$63,919,777	$152,891,345	$341,392,505	$207,996,273	$45,678,286

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	862,296	605,615	681,803	7,358,221	7,316,736	435,278
Class B Shares	216,535	216,613	281,988	1,760,123	1,136,701	—
Class C Shares	5,480	958	63,048	3,167,694	2,087,753	—
Institutional Shares	14,365,649	4,574,174	20,333,969	7,999,719	4,874,661	4,280,989

Total	15,449,960	5,397,360	21,360,808	20,285,757	15,415,851	4,716,267

Net Asset Value
Class A Shares - redemption price per share	$11.87	$11.77	$6.97	$16.91	$13.49	$9.68

Class B Shares - offering price per share**	$11.16	$11.30	$6.26	$16.21	$13.45	$—

Class C Shares - offering price per share**	$11.17	$11.28	$6.23	$16.22	$13.44	$—

Institutional Shares	$12.65	$11.88	$7.18	$17.14	$13.52	$9.69

Maximum Sales Charge - Class A Shares	5.75%	5.75%	5.75%	5.75%	5.75%	3.00%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$12.59	$12.49	$7.40	$17.94	$14.31	$9.98

BB&T Funds

Statements of Assets and Liabilities

March 31, 2008 (Unaudited)

	Intermediate U.S. Government Fund	Total Return Bond Fund
Assets:
Investments, at cost	$140,574,873	$477,275,361
Unrealized appreciation	1,950,775	4,879,021

Investments, at fair value	142,525,648	482,154,382
Cash	745	59,187
Interest and dividends receivable	1,017,625	4,106,984
Maturities receivable	—	147,413
Receivable for investments sold	2,305,809	9,124,119
Receivable for capital shares issued	93,813	8,255,995
Receivable for daily variation margin on futures contracts	—	88,828
Prepaid and other expenses	9,949	16,225

Total Assets	145,953,589	503,953,133

Liabilities:
Payable to Custodian (See Note 6)	976,088	—
Distributions payable	309,567	1,329,937
Payable for investments purchased	—	29,310,179
Payable for capital shares redeemed	552,298	1,176,168
Accrued expenses and other payables:
Investment advisory fees	58,099	188,436
Administration fees	11,185	36,237
Compliance service fees	—	76
Distribution (12b-1) fees	4,852	6,386
Trustee fees	1,792	1,638
Transfer agency fees	6,251	10,700
Other	33,334	93,592

Total Liabilities	1,953,466	32,153,349

Net Assets:
Capital	154,802,741	467,388,697
Accumulated undistributed (distributions in excess of) net investment income	1,578,690	374,290
Accumulated realized gains (losses) from investments and futures contracts	(14,332,083)	(771,686)
Net unrealized appreciation on investments and futures contracts	1,950,775	4,808,483

Net Assets	$144,000,123	$471,799,784

Net Assets
Class A Shares	$9,746,230	$8,709,419
Class B Shares	3,111,378	5,271,128
Class C Shares	215,268	132,259
Institutional Shares	130,927,247	457,686,978

Total	$144,000,123	$471,799,784

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	948,889	836,153
Class B Shares	303,959	505,647
Class C Shares	21,014	12,680
Institutional Shares	12,729,422	43,916,696

Total	14,003,284	45,271,176

Net Asset Value
Class A Shares - redemption price per share	$10.27	$10.42

Class B Shares - offering price per share*	$10.24	$10.42

Class C Shares - offering price per share*	$10.24	$10.43

Institutional Shares	$10.29	$10.42

Maximum Sales Charge - Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$10.90	$11.06

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to the financial statements.

	Kentucky Intermediate Tax-Free Fund	Maryland Intermediate Tax-Free Fund	North Carolina Intermediate Tax-Free Fund	South Carolina Intermediate Tax-Free Fund	Virginia Intermediate Tax-Free Fund	West Virginia Intermediate Tax-Free Fund
Assets:
Investments, at cost	$14,949,794	$12,811,616	$123,407,820	$19,040,234	$76,528,927	$67,783,066
Unrealized appreciation	246,046	200,940	2,449,510	233,223	2,146,323	934,760

Investments, at fair value	15,195,840	13,012,556	125,857,330	19,273,457	78,675,250	68,717,826
Cash	—	—	—	—	—	—
Interest and dividends receivable	215,830	155,039	1,446,804	250,310	923,260	1,043,293
Maturities receivable	—	—	—	—	—	—
Receivable for investments sold	554,116	281,713	56,337	185,155	220,092	28,215
Receivable for capital shares issued	—	208,869	551,192	153,278	911,385	854,445
Receivable for daily variation margin on futures contracts	—	—	—	—	—	—
Prepaid and other expenses	2,139	1,716	3,224	3,871	4,752	4,499

Total Assets	15,967,925	13,659,893	127,914,887	19,866,071	80,734,739	70,648,278

Liabilities:
Payable to Custodian (See Note 6)	—	—	—	—	—	—
Distributions payable	30,937	28,992	341,751	38,795	218,422	179,823
Payable for investments purchased	486,255	—	6,366,187	905,090	—	—
Payable for capital shares redeemed	5,005	—	370,862	—	18,240	102,582
Accrued expenses and other payables:
Investment advisory fees	5,291	3,214	45,940	6,882	30,280	26,554
Administration fees	1,207	974	9,437	1,436	6,263	5,438
Compliance service fees	6	9	81	16	59	39
Distribution (12b-1) fees	1,028	714	4,326	1,030	1,945	3,366
Trustee fees	43	35	343	70	324	245
Transfer agency fees	498	377	3,592	582	2,477	2,249
Other	4,124	3,659	25,318	4,600	19,290	11,894

Total Liabilities	534,394	37,974	7,167,837	958,501	297,300	332,190

Net Assets:
Capital	15,093,967	13,447,982	117,629,590	18,473,442	77,833,121	69,304,849
Accumulated undistributed (distributions in excess of) net investment income	1,314	(324)	63,740	1,368	38,299	(56,568)
Accumulated realized gains (losses) from investments and futures contracts	92,204	(26,679)	604,210	199,537	419,696	133,047
Net unrealized appreciation on investments and futures contracts	246,046	200,940	2,449,510	233,223	2,146,323	934,760

Net Assets	$15,433,531	$13,621,919	$120,747,050	$18,907,570	$80,437,439	$70,316,088

Net Assets
Class A Shares	$4,881,525	$4,068,971	$20,591,879	$5,093,488	$9,370,049	$15,879,503
Class B Shares	—	—	—	—	—	—
Class C Shares	—	—	—	—	—	—
Institutional Shares	10,552,006	9,552,948	100,155,171	13,814,082	71,067,390	54,436,585

Total	$15,433,531	$13,621,919	$120,747,050	$18,907,570	$80,437,439	$70,316,088

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	479,203	394,954	1,985,321	494,716	822,117	1,642,370
Class B Shares	—	—	—	—	—	—
Class C Shares	—	—	—	—	—	—
Institutional Shares	1,037,035	925,852	9,657,691	1,350,597	6,236,523	5,624,379

Total	1,516,238	1,320,806	11,643,012	1,845,313	7,058,640	7,266,749

Net Asset Value
Class A Shares - redemption price per share	$10.19	$10.30	$10.37	$10.30	$11.40	$9.67

Class B Shares - offering price per share*	$—	$—	$—	$—	$—	$—

Class C Shares - offering price per share*	$—	$—	$—	$—	$—	$—

Institutional Shares	$10.18	$10.32	$10.37	$10.23	$11.40	$9.68

Maximum Sales Charge - Class A Shares	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$10.51	$10.62	$10.69	$10.62	$11.75	$9.97

55

BB&T Funds

Statements of Assets and Liabilities

March 31, 2008 (Unaudited)

	National Tax-Free Money Market Fund	Prime Money Market Fund
Assets:
Investments:
Unaffiliated investments, at cost	$104,107,112	$1,858,685,727
Investment in affiliates, at cost	—	—

Total investments, at cost	104,107,112	1,858,685,727
Unrealized appreciation (depreciation)	—	—

Investments, at value	104,107,112	1,858,685,727
Repurchase agreements, at cost	—	118,212,000
Cash	18,479	2,013
Interest and dividends receivable	454,405	7,525,083
Receivable for capital shares issued	—	—
Prepaid and other expenses	16,735	48,428

Total Assets	104,596,731	1,984,473,251

Liabilities:
Distributions payable	210,932	2,582,475
Payable for investments purchased	—	—
Payable for capital shares redeemed	—	—
Accrued expenses and other payables:
Investment advisory fees	18,221	458,384
Administration fees	8,368	150,872
Compliance service fees	195	2,343
Distribution (12b-1) fees	105	367,396
Trustee fees	488	1,707
Transfer agency fees	4,446	38,605
Other	25,864	352,370

Total Liabilities	268,619	3,954,152

Net Assets:
Capital	104,319,486	1,980,701,892
Accumulated undistributed (distributions in excess of) net investment income	(2,900)	6,297
Accumulated realized gains (losses) from investments	11,526	(189,090)
Net unrealized appreciation/(depreciation) on investments	—	—

Net Assets	$104,328,112	$1,980,519,099

Net Assets
Class A Shares	$445,613	$867,145,071
Class B Shares	1,214	1,801,477
Class C Shares	1,036	457,140
Institutional Shares	103,880,249	1,111,115,411

Total	$104,328,112	$1,980,519,099

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	445,537	867,226,957
Class B Shares	1,214	1,802,437
Class C Shares	1,035	457,172
Institutional Shares	103,874,728	1,111,231,103

Total	104,322,514	1,980,717,669

Net Asset Value
Class A Shares - redemption price per share	$1.00	$1.00

Class B Shares - offering price per share*	$1.00	$1.00

Class C Shares - offering price per share*	$1.00	$1.00

Institutional Shares	$1.00	$1.00

Maximum Sales Charge - Class A Shares	N/A	N/A

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$1.00	$1.00

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to the financial statements.

	U.S. Treasury Money Market Fund	Capital Manager Conservative Growth Fund	Capital Manager Moderate Growth Fund	Capital Manager Growth Fund	Capital Manager Equity Fund
Assets:
Investments:
Unaffiliated investments, at cost	$448,750,643	$—	$—	$—	$—
Investment in affiliates, at cost	—	59,288,779	81,746,896	66,274,137	35,401,052

Total investments, at cost	448,750,643	59,288,779	81,746,896	66,274,137	35,401,052
Unrealized appreciation (depreciation)	—	(1,803,207)	(6,012,427)	(7,203,245)	(5,132,892)

Investments, at value	448,750,643	57,485,572	75,734,469	59,070,892	30,268,160
Repurchase agreements, at cost	521,215,592	—	—	—	—
Cash	8,921	—	—	—	—
Interest and dividends receivable	450,107	218,961	288,977	214,633	105,811
Receivable for capital shares issued	—	213,371	204,428	338,157	176,783

Prepaid and other expenses	30,121	4,906	6,137	6,236	5,670

Total Assets	970,455,384	57,922,810	76,234,011	59,629,918	30,556,424

Liabilities:
Distributions payable	555,584	4,617	5,241	1,055	3,265
Payable for investments purchased	29,980,500	—	—	—	—
Payable for capital shares redeemed	—	17,567	81,435	86,912	148,724
Accrued expenses and other payables:
Investment advisory fees	211,971	—	—	—	652
Administration fees	75,081	4	11	7	2
Compliance service fees	871	41	61	53	44
Distribution (12b-1) fees	112,573	5,863	22,924	18,859	7,166
Trustee fees	—	269	323	231	266
Transfer agency fees	12,896	2,202	3,522	2,210	631
Other	166,705	11,682	16,452	12,778	6,413

Total Liabilities	31,116,181	42,245	129,969	122,105	167,163

Net Assets:
Capital	939,338,957	58,306,656	80,277,726	65,173,798	34,131,468
Accumulated undistributed (distributions in excess of) net investment income	246	(1,325)	(4,205)	(1,624)	(3,635)
Accumulated realized gains (losses) from investments	—	1,378,441	1,842,948	1,538,884	1,394,320
Net unrealized appreciation/(depreciation) on investments	—	(1,803,207)	(6,012,427)	(7,203,245)	(5,132,892)

Net Assets	$939,339,203	$57,880,565	$76,104,042	$59,507,813	$30,389,261

Net Assets
Class A Shares	$326,773,051	$9,470,023	$32,197,386	$22,204,139	$7,093,291
Class B Shares	425,211	4,539,592	18,653,367	16,618,622	6,597,987
Class C Shares	42,701	63,465	94,980	75,709	965
Institutional Shares	612,098,240	43,807,485	25,158,309	20,609,343	16,697,018

Total	$939,339,203	$57,880,565	$76,104,042	$59,507,813	$30,389,261

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	326,772,595	1,030,666	3,709,706	2,668,186	833,214
Class B Shares	425,309	493,953	2,193,539	2,042,424	806,926
Class C Shares	42,702	6,928	11,094	9,307	118
Institutional Shares	612,097,859	4,725,967	2,884,949	2,473,254	1,942,463

Total	939,338,465	6,257,514	8,799,288	7,193,171	3,582,721

Net Asset Value
Class A Shares - redemption price per share	$1.00	$9.19	$8.68	$8.32	$8.51

Class B Shares - offering price per share*	$1.00	$9.19	$8.50	$8.14	$8.18

Class C Shares - offering price per share*	$1.00	$9.16	$8.56	$8.13	$8.19

Institutional Shares	$1.00	$9.27	$8.72	$8.33	$8.60

Maximum Sales Charge - Class A Shares	N/A	5.75%	5.75%	5.75%	5.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$1.00	$9.75	$9.21	$8.83	$9.03

BB&T Funds

Statements of Operations

For the Period Ended March 31, 2008 (Unaudited)

	Large Cap Fund	Mid Cap Value Fund
Investment Income:
Interest income	$—	$—
Dividend income	5,884,239	1,795,737
Foreign tax withholding	—	(10,378)

Total investment income	5,884,239	1,785,359

Expenses:
Investment advisory fees (See Note 4)	2,041,960	940,324
Administration fees (See Note 4)	258,454	119,369
Distribution fees - Class A Shares	126,677	44,433
Distribution fees - Class B Shares	72,078	26,803
Distribution fees - Class C Shares	1,145	4,749
Compliance service fees (See Note 4)	2,526	1,174
Trustee fees	19,511	5,390
Audit fees	27,352	12,768
Custodian fees	14,978	6,696
Fund accounting fees (See Note 4)	29,664	12,879
Interest fees	—	—
Legal fees	69,984	22,204
Printing fees	60,901	8,762
Transfer agent fees (See Note 4)	127,668	53,297
Other	39,420	25,023

Total expenses before waivers	2,892,318	1,283,871
Less expenses reimbursed or waived by the Investment Advisor	(112,201)	(51,514)
Less expenses reimbursed or waived by the Distributor	(63,339)	—

Net expenses	2,716,778	1,232,357

Net investment income (loss)	3,167,461	553,002

Realized/Unrealized Gains (Losses) on Investments, Written Options and Foreign Currency Transactions:
Net realized gains (losses) from:
Investments	(33,875,466)	(13,067,290)
Written Options	—	—
Foreign currency transactions	—	—
Change in unrealized appreciation/depreciation on:
Investments	(89,391,253)	(46,921,246)
Written Options	—	—
Foreign currency transactions	—	—

Net realized/unrealized gains (losses) on investments, written options and foreign currency transactions	(123,266,719)	(59,988,536)

Change in net assets from operations	$(120,099,258)	$(59,435,534)

See accompanying notes to the financial statements.

	Mid Cap Growth Fund	Small Cap Fund	International Equity Fund	Special Opportunities Equity Fund	Equity Income Fund	Short U.S. Government Fund
Investment Income:
Interest income	$—	$3,757	$—	$—	$—	$986,124
Dividend income	455,665	412,033	1,590,541	1,624,486	3,435,310	25,363
Foreign tax withholding	(10,329)	—	(59,344)	(9,286)	—	—

Total investment income	445,336	415,790	1,531,197	1,615,200	3,435,310	1,011,487

Expenses:
Investment advisory fees (See Note 4)	767,545	409,594	822,336	1,345,298	653,241	129,688
Administration fees (See Note 4)	97,065	38,935	77,044	157,568	87,562	19,160
Distribution fees - Class A Shares	14,382	19,653	12,896	312,623	245,087	10,141
Distribution fees - Class B Shares	13,292	14,436	9,880	147,857	74,906	—
Distribution fees - Class C Shares	289	109	1,593	257,017	133,849	—
Compliance service fees (See Note 4)	827	453	792	1,575	694	199
Trustee fees	3,530	2,402	4,326	5,292	3,159	1,380
Audit fees	10,235	4,328	7,992	15,085	8,232	2,006
Custodian fees	4,840	2,298	158,555	7,656	3,901	1,028
Fund accounting fees (See Note 4)	10,462	4,144	8,301	16,987	9,440	2,292
Interest fees	140	—	—	—	—	—
Legal fees	14,708	9,218	16,816	18,049	13,196	4,633
Printing fees	5,653	4,179	11,858	8,665	5,014	2,750
Transfer agent fees (See Note 4)	39,925	19,287	33,406	68,878	37,147	8,987
Other	22,401	21,564	52,609	29,944	23,065	6,410

Total expenses before waivers	1,005,294	550,600	1,218,404	2,392,494	1,298,493	188,674
Less expenses reimbursed or waived by the Investment Advisor	(41,850)	(82,878)	(124,509)	—	—	(32,918)
Less expenses reimbursed or waived by the Distributor	—	(9,826)	(6,448)	(156,312)	(122,543)	(5,071)

Net expenses	963,444	457,896	1,087,447	2,236,182	1,175,950	150,685

Net investment income (loss)	(518,108)	(42,106)	443,750	(620,982)	2,259,360	860,802

Realized/Unrealized Gains (Losses) on Investments, Written Options and Foreign Currency Transactions:
Net realized gains (losses) from:
Investments	8,475,947	(9,908,648)	(2,200,847)	13,017,059	3,035,764	102,278
Written Options	—	—	—	2,187,189	397,938	—
Foreign currency transactions	—	—	503,230	—	—	—
Change in unrealized appreciation/depreciation on:
Investments	(38,884,080)	(2,344,804)	(14,432,305)	(27,836,909)	(16,985,379)	815,909
Written Options	—	—	—	(10,007)	356,316	—
Foreign currency transactions	—	—	422,290	—	—	—

Net realized/unrealized gains (losses) on investments, written options and foreign currency transactions	(30,408,133)	(12,253,452)	(15,707,632)	(12,642,668)	(13,195,361)	918,187

Change in net assets from operations	$(30,926,241)	$(12,295,558)	$(15,263,882)	$(13,263,650)	$(10,936,001)	$1,778,989

BB&T Funds

Statements of Operations

For the Period Ended March 31, 2008 (Unaudited)

	Intermediate U.S. Government Fund	Total Return Bond Fund
Investment Income:
Interest income	$3,512,289	$11,813,412
Dividend income	96,968	108,523

Total investment income	3,609,257	11,921,935

Expenses:
Investment advisory fees (See Note 4)	421,357	1,355,000
Administration fees (See Note 4)	66,098	212,825
Distribution fees - Class A Shares	23,324	21,239
Distribution fees - Class B Shares	15,241	25,606
Distribution fees - Class C Shares	1,045	611
Compliance service fees (See Note 4)	734	1,999
Trustee fees	4,959	10,710
Audit fees	7,081	22,044
Custodian fees	3,500	10,797
Fund accounting fees (See Note 4)	7,504	23,865
Interest expense	88	—
Legal fees	15,998	40,546
Printing fees	8,888	17,297
Transfer agent fees (See Note 4)	30,748	96,173
Other	13,258	28,672

Total expenses before waivers	619,823	1,867,384
Less expenses reimbursed or waived by the Investment Advisor	(85,691)	(274,971)
Less expenses reimbursed or waived by the Distributor	(11,662)	(10,620)

Net expenses	522,470	1,581,793

Net investment income	3,086,787	10,340,142

Realized/Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) from:
Investments	1,150,106	9,332,367
Futures contracts	—	141,141
Change in unrealized appreciation/depreciation on:
Investments	3,630,239	3,825,766
Futures contracts	—	(70,538)

Net realized/unrealized gains (losses) on investments and futures contracts	4,780,345	13,228,736

Change in net assets from operations	$7,867,132	$23,568,878

See accompanying notes to the financial statements.

	Kentucky Intermediate Tax-Free Fund	Maryland Intermediate Tax-Free Fund	North Carolina Intermediate Tax-Free Fund	South Carolina Intermediate Tax-Free Fund	Virginia Intermediate Tax-Free Fund	West Virginia Intermediate Tax-Free Fund
Investment Income:
Interest income	$298,251	$216,928	$2,474,596	$348,609	$1,614,562	$1,493,755
Dividend income	9,837	7,784	48,895	11,176	25,401	31,333

Total investment income	308,088	224,712	2,523,491	359,785	1,639,963	1,525,088

Expenses:
Investment advisory fees (See Note 4)	45,617	34,197	347,869	50,208	231,522	154,501
Administration fees (See Note 4)	7,181	5,418	54,613	7,858	36,323	32,513
Distribution fees - Class A Shares	11,960	6,643	50,174	10,780	22,175	19,957
Distribution fees - Class B Shares	—	—	—	—	—	—
Distribution fees - Class C Shares	—	—	—	—	—	—
Compliance service fees (See Note 4)	67	50	477	71	325	299
Trustee fees	321	244	2,546	333	1,750	1,584
Audit fees	728	501	5,159	766	3,409	3,272
Custodian fees	329	269	2,756	393	1,886	1,650
Fund accounting fees (See Note 4)	802	603	6,128	890	4,087	3,657
Interest expense	76	—	—	30	61	10
Legal fees	1,979	1,453	11,221	2,944	7,206	7,745
Printing fees	699	571	4,182	872	2,996	2,674
Transfer agent fees (See Note 4)	3,194	2,410	24,087	3,510	16,187	14,811
Other	4,754	5,189	13,215	6,412	9,560	10,600

Total expenses before waivers	77,707	57,548	522,427	85,067	337,487	253,273
Less expenses reimbursed or waived by the Investment Advisor	(15,425)	(17,367)	(88,265)	(12,749)	(58,767)	—
Less expenses reimbursed or waived by the Distributor	(5,980)	(3,322)	(25,087)	(5,390)	(11,087)	—

Net expenses	56,302	36,859	409,075	66,928	267,633	253,273

Net investment income	251,786	187,853	2,114,416	292,857	1,372,330	1,271,815

Realized/Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) from:
Investments	109,725	99,618	640,680	215,940	440,701	89,390
Futures contracts	—	—	—	—	—	—
Change in unrealized appreciation/depreciation on:
Investments	65,853	51,574	243,306	(28,203)	465,003	(280,940)
Futures contracts	—	—	—	—	—	—

Net realized/unrealized gains (losses) on investments and futures contracts	175,578	151,192	883,986	187,737	905,704	(191,550)

Change in net assets from operations	$427,364	$339,045	$2,998,402	$480,594	$2,278,034	$1,080,265

BB&T Funds

Statements of Operations

For the Period Ended March 31, 2008 (Unaudited)

	National Tax-Free Money Market Fund	Prime Money Market Fund
Investment Income:
Interest income	$1,731,631	$40,222,025
Dividend income	5,973	2,671
Dividend income from affiliates	—	—
Income from securities lending	—	—

Total investment income	1,737,604	40,224,696

Expenses:
Investment advisory fees (See Note 4)	130,057	3,411,234
Administration fees (See Note 4)	50,282	813,649
Distribution fees - Class A Shares	1,851	2,020,874
Distribution fees - Class B Shares	5	8,154
Distribution fees - Class C Shares	5	2,052
Compliance service fees (See Note 4)	515	5,902
Trustee fees	2,365	41,778
Audit fees	4,918	72,871
Custodian fees	2,978	38,487
Fund accounting fees (See Note 4)	5,666	90,859
Legal fees	10,424	154,417
Printing fees	4,041	69,174
Transfer agent fees (See Note 4)	28,877	355,537
Other	11,076	65,472

Total expenses before waivers	253,060	7,150,460
Less expenses reimbursed or waived by the Investment Advisor	(27,196)	(1,047,191)
Less expenses reimbursed or waived by the Distributor	(925)	—

Net expenses	224,939	6,103,269

Net investment income	1,512,665	34,121,427

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) from:
Investments	13,460	(189,090)
Distributions from affiliated funds .	—	—
Change in unrealized appreciation/depreciation on:
Investments	—	—

Net realized/unrealized gains (losses) on investments	13,460	(189,090)

Change in net assets from operations	$1,526,125	$33,932,337

See accompanying notes to the financial statements.

	U.S. Treasury Money Market Fund	Capital Manager Conservative Growth Fund	Capital Manager Moderate Growth Fund	Capital Manager Growth Fund	Capital Manager Equity Fund
Investment Income:
Interest income	$15,715,949	$—	$—	$—	$—
Dividend income	17,217	—	—	—	—
Dividend income from affiliates	—	1,351,173	1,931,847	1,507,807	782,666
Income from securities lending	60,842	—	—	—	—

Total investment income	15,794,008	1,351,173	1,931,847	1,507,807	782,666

Expenses:
Investment advisory fees (See Note 4)	1,798,706	71,911	100,222	78,321	40,990
Administration fees (See Note 4)	430,214	4	11	7	2
Distribution fees - Class A Shares	805,019	23,939	89,478	60,822	20,358
Distribution fees - Class B Shares	1,646	23,119	101,714	92,059	37,682
Distribution fees - Class C Shares	212	374	658	389	5
Compliance service fees (See Note 4)	2,906	275	395	309	166
Trustee fees	18,495	1,440	2,016	1,552	581
Audit fees	40,418	2,842	4,104	3,225	1,675
Custodian fees	20,107	1,472	2,137	1,667	885
Fund accounting fees (See Note 4)	47,245	2,992	4,176	3,262	1,709
Legal fees	65,581	5,849	8,172	6,351	3,328
Printing fees	31,167	2,295	3,133	2,423	1,276
Transfer agent fees (See Note 4)	166,672	13,256	18,654	15,099	8,795
Other	45,367	6,145	8,208	7,101	6,580

Total expenses before waivers	3,473,755	155,913	343,078	272,587	124,032
Less expenses reimbursed or waived by the Investment Advisor	(640,772)	(74,805)	(104,409)	(81,548)	(42,729)
Less expenses reimbursed or waived by the Distributor	(33,454)	(11,970)	(44,739)	(30,411)	(10,179)

Net expenses	2,799,529	69,138	193,930	160,628	71,124

Net investment income	12,994,479	1,282,035	1,737,917	1,347,179	711,542

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) from:
Investments	—	(584,351)	(2,893,235)	(2,772,442)	(1,684,895)
Distributions from affiliated funds .	—	2,344,708	5,435,641	5,257,785	3,390,772
Change in unrealized appreciation/depreciation on:

Investments	—	(5,273,639)	(11,985,342)	(12,052,166)	(8,114,943)

Net realized/unrealized gains (losses) on investments	—	(3,513,282)	(9,442,936)	(9,566,823)	(6,409,066)

Change in net assets from operations	$12,994,479	$(2,231,247)	$(7,705,019)	$(8,219,644)	$(5,697,524)

BB&T Funds

Statements of Changes in Net Assets

	Large Cap Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
From Investment Activities:

Operations:
Net investment income (loss)	$3,167,461	$10,168,264
Net realized gains (losses) on investments	(33,875,466)	147,788,254
Change in unrealized appreciation/depreciation of investments	(89,391,253)	(70,022,396)

Change in net assets from operations	(120,099,258)	87,934,122

Distributions to Class A Shareholders:
Net investment income	(255,938)	(686,203)
Net realized gains from investment transactions	(8,274,317)	(7,872,487)
Distributions to Class B Shareholders:
Net investment income	(44,851)	(101,336)
Net realized gains from investment transactions	(2,391,787)	(2,322,633)
Distributions to Class C Shareholders:
Net investment income	(897)	(1,272)
Net realized gains from investment transactions	(42,713)	(28,087)
Distributions to Institutional Class Shareholders:
Net investment income	(2,935,434)	(8,772,452)
Net realized gains from investment transactions	(83,406,705)	(92,332,617)

Change in net assets from shareholder distributions	(97,352,642)	(112,117,087)

Capital Transactions:
Change in net assets from capital transactions	7,287,275	(21,201,460)

Change in net assets	(210,164,625)	(45,384,425)
Net Assets:
Beginning of period	678,907,235	724,291,660

End of period	$468,742,610	$678,907,235

Accumulated undistributed (distributions in excess of) net investment income	$(1,408,697)	$(1,339,038)

See accompanying notes to the financial statements.

	Mid Cap Value Fund		Mid Cap Growth Fund		Small Cap Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$553,002	$1,151,101	$(518,108)	$(461,603)	$(42,106)	$552,961
Net realized gains (losses) on investments	(13,067,290)	32,051,690	8,475,947	17,485,970	(9,908,648)	11,045,537
Change in unrealized appreciation/depreciation of investments	(46,921,246)	(903,836)	(38,884,080)	34,588,439	(2,344,804)	(7,334,815)

Change in net assets from operations	(59,435,534)	32,298,955	(30,926,241)	51,612,806	(12,295,558)	4,263,683

Distributions to Class A Shareholders:
Net investment income	(54,349)	(42,266)	—	(11,053)	—	(46,916)
Net realized gains from investment transactions	(3,751,755)	(693,630)	(831,721)	(1,325,555)	(698,940)	(553,525)
Distributions to Class B Shareholders:

Net investment income	—	(653)	—	—	—	(15,999)
Net realized gains from investment transactions	(562,319)	(279,401)	(199,021)	(325,988)	(268,547)	(242,839)
Distributions to Class C Shareholders:

Net investment income	—	(311)	—	—	—	(80)
Net realized gains from investment transactions	(104,132)	(37,242)	(3,514)	(3,932)	(2,260)	(1,227)
Distributions to Institutional Class Shareholders:

Net investment income	(574,141)	(908,039)	—	(192,033)	—	(476,954)
Net realized gains from investment transactions	(22,736,899)	(8,780,169)	(13,328,532)	(15,466,884)	(6,562,322)	(4,595,341)

Change in net assets from shareholder distributions	(27,783,595)	(10,741,711)	(14,362,788)	(17,325,445)	(7,532,069)	(5,932,881)

Capital Transactions:
Change in net assets from capital transactions	42,708,197	16,717,537	27,456,565	32,498,094	(10,899,548)	(27,869,717)

Change in net assets	(44,510,932)	38,274,781	(17,832,464)	66,785,455	(30,727,175)	(29,538,915)
Net Assets:

Beginning of period	267,485,811	229,211,030	212,253,300	145,467,845	94,646,952	124,185,867

End of period	$222,974,879	$267,485,811	$194,420,836	$212,253,300	$63,919,777	$94,646,952

Accumulated undistributed (distributions in excess of) net investment income	$(67,217)	$8,271	$(320,518)	$197,590	$(42,106)	$—

BB&T Funds

Statements of Changes in Net Assets, continued

	International Equity Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
From Investment Activities:

Operations:
Net investment income (loss)	$443,750	$2,058,308
Net realized gains (losses) on investments, written options and foreign currency transactions	(1,697,617)	86,150,966
Change in unrealized appreciation/depreciation of investments, written options and foreign currency transactions	(14,010,015)	(48,529,737)

Change in net assets from operations	(15,263,882)	39,679,537

Distributions to Class A Shareholders:
Net investment income	(12,114)	(27,834)
Net realized gains from investment transactions	(478,211)	(1,856,253)
Distributions to Class B Shareholders:
Net investment income	(2,019)	(6,694)
Net realized gains from investment transactions	(200,385)	(752,554)
Distributions to Class C Shareholders:
Net investment income	(511)	(779)
Net realized gains from investment transactions	(34,501)	(86,588)
Distributions to Institutional Class Shareholders:
Net investment income	(540,819)	(1,028,961)
Net realized gains from investment transactions	(14,487,875)	(59,687,732)

Change in net assets from shareholder distributions	(15,756,435)	(63,447,395)

Capital Transactions:
Change in net assets from capital transactions	12,276,124	(64,495,685)

Change in net assets	(18,744,193)	(88,263,543)
Net Assets:
Beginning of period	171,635,538	259,899,081

End of period	$152,891,345	$171,635,538

Accumulated undistributed (distributions in excess of) net investment income	$(1,630,781)	$(1,519,068)

See accompanying notes to the financial statements.

	Special Opportunities Equity Fund		Equity Income Fund		Short U.S. Government Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
From Investment Activities:

Operations:
Net investment income (loss)	$(620,982)	$(458,801)	$2,259,360	$3,414,388	$860,802	$2,026,088
Net realized gains (losses) on investments, written options and foreign currency transactions	15,204,248	30,012,518	3,433,702	12,836,464	102,278	(260,514)
Change in unrealized appreciation/depreciation of investments, written options and foreign currency transactions	(27,846,916)	15,949,968	(16,629,063)	8,664,766	815,909	614,081

Change in net assets from operations	(13,263,650)	45,503,685	(10,936,001)	24,915,618	1,778,989	2,379,655

Distributions to Class A Shareholders:
Net investment income	—	—	(1,045,416)	(1,869,728)	(94,525)	(195,272)
Net realized gains from investment transactions	(5,137,250)	(8,162,298)	(3,896,710)	(3,240,578)	—	—
Distributions to Class B Shareholders:
Net investment income	—	—	(106,592)	(204,604)	—	—
Net realized gains from investment transactions	(1,275,392)	(2,323,517)	(594,630)	(530,234)	—	—
Distributions to Class C Shareholders:
Net investment income	—	—	(192,082)	(347,483)	—	—
Net realized gains from investment transactions	(2,183,656)	(3,531,389)	(1,055,156)	(815,203)	—	—
Distributions to Institutional Class Shareholders:
Net investment income	—	—	(656,454)	(834,338)	(979,120)	(1,968,959)
Net realized gains from investment transactions	(5,422,617)	(3,593,835)	(1,897,188)	(905,002)	—	—

Change in net assets from shareholder distributions	(14,018,915)	(17,611,039)	(9,444,228)	(8,747,170)	(1,073,645)	(2,164,231)

Capital Transactions:
Change in net assets from capital transactions	36,820,818	97,527,607	43,992,399	49,098,976	239,197	(28,085,908)

Change in net assets	9,538,253	125,420,253	23,612,170	65,267,424	944,541	(27,870,484)
Net Assets:
Beginning of period	331,854,252	206,433,999	184,384,103	119,116,679	44,733,745	72,604,229

End of period	$341,392,505	$331,854,252	$207,996,273	$184,384,103	$45,678,286	$44,733,745

Accumulated undistributed (distributions in excess of) net investment income	$(620,982)	$—	$384,551	$125,735	$16,469	$229,312

BB&T Funds

Statements of Changes in Net Assets, continued

	Intermediate U.S. Government Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
From Investment Activities:

Operations:
Net investment income	$3,086,787	$7,750,672
Net realized gains (losses) on investments and futures contracts	1,150,106	(462,878)
Change in unrealized appreciation/depreciation of investments and futures contracts	3,630,239	1,087,993

Change in net assets from operations	7,867,132	8,375,787

Distributions to Class A Shareholders:
Net investment income	(192,610)	(405,661)
Distributions to Class B Shareholders:
Net investment income	(51,448)	(122,767)
Distributions to Class C Shareholders:
Net investment income	(3,532)	(7,341)
Distributions to Institutional Class Shareholders:
Net investment income	(2,850,616)	(7,236,773)

Change in net assets from shareholder distributions	(3,098,206)	(7,772,542)

Capital Transactions:
Change in net assets from capital transactions	(5,429,023)	(122,319,567)

Change in net assets	(660,097)	(121,716,322)
Net Assets:
Beginning of period	144,660,220	266,376,542

End of period	$144,000,123	$144,660,220

Accumulated undistributed (distributions in excess of) net investment income	$1,578,690	$1,590,109

See accompanying notes to the financial statements.

	Total Return Bond Fund		Kentucky Intermediate Tax-Free Fund		Maryland Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
From Investment Activities:

Operations:
Net investment income	$10,340,142	$19,967,978	$251,786	$480,296	$187,853	$347,999
Net realized gains (losses) on investments and futures contracts	9,473,508	509,275	109,725	62,735	99,618	17,542
Change in unrealized appreciation/depreciation of investments and futures contracts	3,755,228	(226,187)	65,853	(122,253)	51,574	6,377

Change in net assets from operations	23,568,878	20,251,066	427,364	420,778	339,045	371,918

Distributions to Class A Shareholders:
Net investment income	(185,273)	(339,118)	(73,880)	(112,279)	(40,689)	(65,464)
Distributions to Class B Shareholders:
Net investment income	(92,416)	(178,658)	—	—	—	—
Distributions to Class C Shareholders:
Net investment income	(2,208)	(3,775)	—	—	—	—
Distributions to Institutional Class Shareholders:

Net investment income	(10,231,342)	(19,672,399)	(177,674)	(372,085)	(147,005)	(282,470)

Change in net assets from shareholder distributions	(10,511,239)	(20,193,950)	(251,554)	(484,364)	(187,694)	(347,934)

Capital Transactions:

Change in net assets from capital transactions	11,849,413	68,087,242	2,961	1,413,796	2,667,362	810,144

Change in net assets	24,907,052	68,144,358	178,771	1,350,210	2,818,713	834,128
Net Assets:
Beginning of period	446,892,732	378,748,374	15,254,760	13,904,550	10,803,206	9,969,078

End of period	$471,799,784	$446,892,732	$15,433,531	$15,254,760	$13,621,919	$10,803,206

Accumulated undistributed (distributions in excess of) net investment income	$374,290	$545,387	$1,314	$1,082	$(324)	$(483)

BB&T Funds

Statements of Changes in Net Assets, continued

	North Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
From Investment Activities:

Operations:
Net investment income	$2,114,416	$4,009,186
Net realized gains on investments	640,680	513,471
Change in unrealized appreciation/depreciation of investments	243,306	(908,406)

Change in net assets from operations	2,998,402	3,614,251

Distributions to Class A Shareholders:
Net investment income	(339,498)	(663,692)
Net realized gains from investment transactions	(80,446)	(16,410)
Distributions to Institutional Class Shareholders:
Net investment income	(1,773,953)	(3,376,300)
Net realized gains from investment transactions	(392,936)	(76,717)

Change in net assets from shareholder distributions	(2,586,833)	(4,133,119)

Capital Transactions:
Change in net assets from capital transactions	4,385,661	9,451,644

Change in net assets	4,797,230	8,932,776
Net Assets:
Beginning of period	115,949,820	107,017,044

End of period	$120,747,050	$115,949,820

Accumulated undistributed (distributions in excess of) net investment income	$63,740	$62,775

See accompanying notes to the financial statements.

	South Carolina Intermediate Tax-Free Fund		Virginia Intermediate Tax-Free Fund		West Virginia Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
From Investment Activities:

Operations:
Net investment income	$292,857	$644,287	$1,372,330	$2,799,580	$1,271,815	$2,602,678
Net realized gains on investments	215,940	156,690	440,701	456,932	89,390	137,978
Change in unrealized appreciation/depreciation of investments	(28,203)	(263,866)	465,003	(779,783)	(280,940)	(506,541)

Change in net assets from operations	480,594	537,111	2,278,034	2,476,729	1,080,265	2,234,115

Distributions to Class A Shareholders:
Net investment income	(70,233)	(132,684)	(145,461)	(316,773)	(274,060)	(590,541)
Net realized gains from investment transactions	(38,461)	(5,564)	(41,927)	(17,262)	(26,658)	(51,255)
Distributions to Institutional Class Shareholders:
Net investment income	(222,424)	(525,941)	(1,226,810)	(2,508,248)	(995,150)	(1,998,515)
Net realized gains from investment transactions	(118,799)	(21,671)	(331,095)	(132,683)	(94,238)	(158,341)

Change in net assets from shareholder distributions	(449,917)	(685,860)	(1,745,293)	(2,974,966)	(1,390,106)	(2,798,652)

Capital Transactions:
Change in net assets from capital transactions	2,318,449	(2,720,478)	2,191,148	694,202	1,211,089	3,290,294

Change in net assets	2,349,126	(2,869,227)	2,723,889	195,965	901,248	2,725,757
Net Assets:
Beginning of period	16,558,444	19,427,671	77,713,550	77,517,585	69,414,840	66,689,083

End of period	$18,907,570	$16,558,444	$80,437,439	$77,713,550	$70,316,088	$69,414,840

Accumulated undistributed (distributions in excess of) net investment income	$1,368	$1,168	$38,299	$38,240	$(56,568)	$(59,173)

BB&T Funds

Statements of Changes in Net Assets, continued

	National Tax-Free Money Market Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
From Investment Activities:

Operations:
Net investment income	$1,512,665	$3,701,449
Net realized gains (losses) on investments	13,460	(1,934)
Change in unrealized appreciation/depreciation of investments	—	—

Change in net assets from operations	1,526,125	3,699,515

Distributions to Class A Shareholders:
Net investment income	(9,766)	(8,765)
Net realized gains from investment transactions	—	—
Distributions to Class B Shareholders:
Net investment income	(12)	(26)
Net realized gains from investment transactions	—	—
Distributions to Class C Shareholders:
Net investment income	(9)	(23)
Net realized gains from investment transactions	—	—
Distributions to Institutional Class Shareholders:
Net investment income	(1,505,778)	(3,695,663)
Net realized gains from investment transactions	—	—

Change in net assets from shareholder distributions	(1,515,565)	(3,704,477)

Capital Transactions:
Change in net assets from capital transactions	(5,796,509)	14,358,518

Change in net assets	(5,785,949)	14,353,556
Net Assets:
Beginning of period	110,114,061	95,760,505

End of period	$104,328,112	$110,114,061

Accumulated undistributed (distributions in excess of) net investment income	$(2,900)	$—

See accompanying notes to the financial statements.

	Prime Money Market Fund		U.S. Treasury Money Market Fund		Capital Manager Conservative Growth Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
From Investment Activities:

Operations:
Net investment income	$34,121,427	$75,886,889	$12,994,479	$31,809,789	$1,282,035	$2,180,717
Net realized gains (losses) on investments	(189,090)	443	—	—	1,760,357	5,487,471
Change in unrealized appreciation/depreciation of investments	—	—	—	—	(5,273,639)	(2,270,299)

Change in net assets from operations	33,932,337	75,887,332	12,994,479	31,809,789	(2,231,247)	5,397,889

Distributions to Class A Shareholders:
Net investment income	(14,792,142)	(35,268,612)	(4,049,667)	(7,849,031)	(257,688)	(282,187)
Net realized gains from investment transactions	—	—	—	—	(675,434)	—
Distributions to Class B Shareholders:
Net investment income	(25,602)	(76,320)	(3,429)	(12,300)	(108,211)	(108,391)
Net realized gains from investment transactions	—	—	—	—	(328,822)	—
Distributions to Class C Shareholders:
Net investment income	(6,689)	(17,958)	(444)	(1,442)	(1,722)	(1,897)
Net realized gains from investment transactions	—	—	—	—	(5,338)	—
Distributions to Institutional Class Shareholders:
Net investment income	(19,295,644)	(40,525,183)	(8,940,939)	(23,947,016)	(1,261,679)	(1,497,178)
Net realized gains from investment transactions	—	—	—	—	(3,205,241)	—

Change in net assets from shareholder distributions	(34,120,077)	(75,888,073)	(12,994,479)	(31,809,789)	(5,844,135)	(1,889,653)

Capital Transactions:
Change in net assets from capital transactions	445,090,228	165,025,324	71,301,013	218,218,600	3,799,465	(2,857,228)

Change in net assets	444,902,488	165,024,583	71,301,013	218,218,600	(4,275,917)	651,008
Net Assets:
Beginning of period	1,535,616,611	1,370,592,028	868,038,190	649,819,590	62,156,482	61,505,474

End of period	$1,980,519,099	$1,535,616,611	$939,339,203	$868,038,190	$57,880,565	$62,156,482

Accumulated undistributed (distributions in excess of) net investment income	$6,297	$4,947	$246	$246	$(1,325)	$345,940

BB&T Funds

Statements of Changes in Net Assets, continued

	Capital Manager Moderate Growth Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
From Investment Activities:

Operations:
Net investment income	$1,737,917	$2,264,038
Net realized gains on investments	2,542,406	10,735,025
Change in unrealized appreciation/depreciation of investments	(11,985,342)	(3,672,327)

Change in net assets from operations	(7,705,019)	9,326,736

Distributions to Class A Shareholders:
Net investment income	(1,054,083)	(737,996)
Net realized gains from investment transactions	(3,913,868)	(718,101)
Distributions to Class B Shareholders:
Net investment income	(541,428)	(290,527)
Net realized gains from investment transactions	(2,268,967)	(461,691)
Distributions to Class C Shareholders:
Net investment income	(3,496)	(1,983)
Net realized gains from investment transactions	(15,622)	(3,019)
Distributions to Institutional Class Shareholders:
Net investment income	(836,873)	(635,461)
Net realized gains from investment transactions	(2,971,558)	(562,098)

Change in net assets from shareholder distributions	(11,605,895)	(3,410,876)

Capital Transactions:
Change in net assets from capital transactions	6,425,581	2,152,598

Change in net assets	(12,885,333)	8,068,458
Net Assets:
Beginning of period	88,989,375	80,920,917

End of period	$76,104,042	$88,989,375

Accumulated undistributed (distributions in excess of) net investment income	$(4,205)	$693,757

See accompanying notes to the financial statements.

	Capital Manager Growth Fund		Capital Manager Equity Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
From Investment Activities:

Operations:
Net investment income	$1,347,179	$1,491,800	$711,542	$633,802
Net realized gains on investments	2,485,343	9,706,100	1,705,877	6,104,990
Change in unrealized appreciation/depreciation of investments	(12,052,166)	(3,050,560)	(8,114,943)	(2,135,302)

Change in net assets from operations	(8,219,644)	8,147,340	(5,697,524)	4,603,490

Distributions to Class A Shareholders:
Net investment income	(758,695)	(368,492)	(261,338)	(73,217)
Net realized gains from investment transactions	(3,182,427)	(597,093)	(1,301,735)	(582,657)
Distributions to Class B Shareholders:
Net investment income	(522,810)	(152,408)	(228,300)	(34,917)
Net realized gains from investment transactions	(2,484,154)	(513,654)	(1,263,915)	(610,150)
Distributions to Class C Shareholders:
Net investment income	(2,283)	(568)	(31)	(3)
Net realized gains from investment transactions	(10,693)	(1,846)	(175)	(76)
Distributions to Institutional Class Shareholders:
Net investment income	(731,098)	(388,096)	(618,029)	(180,624)
Net realized gains from investment transactions	(2,958,707)	(549,734)	(2,967,902)	(1,126,958)

Change in net assets from shareholder distributions	(10,650,867)	(2,571,891)	(6,641,425)	(2,608,602)

Capital Transactions:
Change in net assets from capital transactions	7,566,886	2,764,281	3,975,955	6,125,389

Change in net assets	(11,303,625)	8,339,730	(8,362,994)	8,120,277
Net Assets:
Beginning of period	70,811,438	62,471,708	38,752,255	30,631,978

End of period	$59,507,813	$70,811,438	$30,389,261	$38,752,255

Accumulated undistributed (distributions in excess of) net investment income	$(1,624)	$666,082	$(3,635)	$392,521

BB&T Funds

Statements of Changes in Net Assets, continued

	Large Cap Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,505,438	$14,187,235
Proceeds from shares issued in conversion	—	9,225,927
Distributions reinvested	8,291,938	8,113,607
Value of shares redeemed	(5,243,519)	(13,877,936)

Change in net assets from Class A Share transactions	5,553,857	17,648,833
Class B Shares:
Proceeds from shares issued	299,897	11,618,943
Proceeds from shares issued in conversion	—	8,152,840
Distributions reinvested	2,406,393	2,404,114
Value of shares redeemed	(3,245,278)	(8,075,693)

Change in net assets from Class B Share transactions	(538,988)	14,100,204
Class C Shares:
Proceeds from shares issued	156,002	54,527
Proceeds from shares issued in conversion	—	40,108
Distributions reinvested	42,073	29,314
Value of shares redeemed	(123,103)	(32,949)

Change in net assets from Class C Share transactions	74,972	91,000
Institutional Shares:
Proceeds from shares issued	35,812,215	103,348,503
Proceeds from shares issued in conversion	—	132,004,067
Distributions reinvested	61,537,923	69,131,228
Value of shares redeemed	(95,152,704)	(197,727,473)
Redemption In-Kind	—	(159,797,822)

Change in net assets from Institutional Share transactions	2,197,434	(53,041,497)

Change in net assets from capital transactions	$7,287,275	$(21,201,460)

Share Transactions:
Class A Shares:
Issued	164,941	460,785
Issued in conversion	—	499,435
Reinvested	559,909	439,377
Redeemed	(355,428)	(721,421)

Change in Class A Shares	369,422	678,176
Class B Shares:
Issued	20,097	55,728
Issued in conversion	—	446,371
Reinvested	164,792	131,859
Redeemed	(218,039)	(427,558)

Change in Class B Shares	(33,150)	206,400
Class C Shares:
Issued	10,859	2,585
Issued in conversion	—	2,201
Reinvested	2,890	1,611
Redeemed	(9,479)	(1,774)

Change in Class C Shares	4,270	4,623
Institutional Shares:
Issued	2,367,371	6,062,779
Issued in conversion	—	7,122,489
Reinvested	4,134,451	3,733,676
Redeemed	(6,400,392)	(10,321,274)
Redemption In-Kind	—	(7,650,117)

Change in Institutional Shares	101,430	(1,052,447)

Change in Shares	441,972	(163,248)

See accompanying notes to the financial statements.

	Mid Cap Value Fund		Mid Cap Growth Fund		Small Cap Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$29,506,147	$4,953,978	$1,046,148	$968,207	$420,993	$1,130,020
Proceeds from shares issued in conversion	—	—	—	—	—	—
Distributions reinvested	3,778,444	717,960	822,666	1,314,016	680,951	583,726
Value of shares redeemed	(6,009,829)	(3,752,987)	(841,692)	(2,907,306)	(916,589)	(2,141,754)

Change in net assets from Class A Share transactions	27,274,762	1,918,951	1,027,122	(625,083)	185,355	(428,008)
Class B Shares:
Proceeds from shares issued	185,794	834,235	351,690	137,186	57,202	268,340
Proceeds from shares issued in conversion	—	—	—	—	—	—
Distributions reinvested	560,831	279,223	183,245	319,503	266,745	258,615
Value of shares redeemed	(480,139)	(951,182)	(204,619)	(559,369)	(542,929)	(1,180,317)

Change in net assets from Class B Share transactions	266,486	162,276	330,316	(102,680)	(218,982)	(653,362)
Class C Shares:
Proceeds from shares issued	22,265	420,064	41,650	38,080	3,714	7,800
Proceeds from shares issued in conversion	—	—	—	—	—	—
Distributions reinvested	93,402	32,091	3,521	3,932	2,269	1,306
Value of shares redeemed	(158,352)	(155,437)	(15,336)	(34,839)	(14,777)	(2,405)

Change in net assets from Class C Share transactions	(42,685)	296,718	29,835	7,173	(8,794)	6,701
Institutional Shares:
Proceeds from shares issued	34,211,304	88,153,774	41,661,600	72,025,727	9,951,692	27,399,451
Proceeds from shares issued in conversion	—	—	—	—	—	—
Distributions reinvested	17,813,428	6,994,315	6,724,412	8,248,047	2,929,232	1,897,002
Value of shares redeemed	(36,815,098)	(35,880,335)	(22,316,720)	(42,686,040)	(23,738,051)	(19,176,001)
Redemption In-Kind	—	(44,928,162)	—	(4,369,050)	—	(36,915,500)

Change in net assets from Institutional Share transactions	15,209,634	14,339,592	26,069,292	33,218,684	(10,857,127)	(26,795,048)

Change in net assets from capital transactions	$42,708,197	$16,717,537	$27,456,565	$32,498,094	$(10,899,548)	$(27,869,717)

Share Transactions:
Class A Shares:
Issued	1,980,494	336,068	75,331	76,131	33,132	71,913
Issued in conversion	—	—	—	—	—	—
Reinvested	299,224	51,779	56,619	112,508	52,992	37,880
Redeemed	(478,946)	(254,537)	(63,192)	(228,749)	(72,818)	(136,614)

Change in Class A Shares	1,800,772	133,310	68,758	(40,110)	13,306	(26,821)
Class B Shares:
Issued	15,086	58,173	27,824	11,266	4,623	17,586
Issued in conversion	—	—	—	—	—	—
Reinvested	45,708	20,652	13,385	28,732	21,564	17,270
Redeemed	(40,290)	(66,387)	(16,479)	(47,022)	(44,761)	(77,524)

Change in Class B Shares	20,504	12,438	24,730	(7,024)	(18,574)	(42,668)
Class C Shares:
Issued	1,897	30,009	3,218	3,086	309	513
Issued in conversion	—	—	—	—	—	—
Reinvested	7,618	2,373	257	353	184	87
Redeemed	(14,066)	(11,128)	(1,270)	(2,895)	(1,314)	(162)

Change in Class C Shares	(4,551)	21,254	2,205	544	(821)	438
Institutional Shares:
Issued	2,653,818	5,946,732	2,885,957	5,255,391	769,053	1,732,916
Issued in conversion	—	—	—	—	—	—
Reinvested	1,403,037	501,319	434,674	667,395	226,021	122,519
Redeemed	(2,962,300)	(2,438,770)	(1,525,551)	(3,166,590)	(1,901,642)	(1,210,272)
Redemption In-Kind	—	(3,269,881)	—	(324,354)	—	(2,454,488)

Change in Institutional Shares	1,094,555	739,400	1,795,080	2,431,842	(906,568)	(1,809,325)

Change in Shares	2,911,280	906,402	1,890,773	2,385,252	(912,657)	(1,878,376)

BB&T Funds

Statements of Changes in Net Assets, continued

	International Equity Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,164,443	$1,998,611
Distributions reinvested	477,480	1,730,260
Value of shares redeemed	(1,103,532)	(1,692,331)

Change in net assets from Class A Share transactions	538,391	2,036,540
Class B Shares:
Proceeds from shares issued	312,231	389,829
Distributions reinvested	197,094	727,505
Value of shares redeemed	(389,233)	(476,416)

Change in net assets from Class B Share transactions	120,092	640,918
Class C Shares:
Proceeds from shares issued	309,065	312,057
Distributions reinvested	34,368	83,382
Value of shares redeemed	(119,964)	(274,154)

Change in net assets from Class C Share transactions	223,469	121,285
Institutional Shares:
Proceeds from shares issued	23,892,853	47,026,787
Distributions reinvested	12,174,623	44,384,210
Value of shares redeemed	(24,673,304)	(158,705,425)
Redemption In-Kind	—	—

Change in net assets from Institutional Share transactions	11,394,172	(67,294,428)

Change in net assets from capital transactions	$12,276,124	$(64,495,685)

Share Transactions:
Class A Shares:
Issued	147,178	175,382
Reinvested	60,412	216,235
Redeemed	(144,191)	(153,239)

Change in Class A Shares	63,399	238,378
Class B Shares:
Issued	45,149	35,045
Reinvested	27,680	100,131
Redeemed	(57,766)	(42,221)

Change in Class B Shares	15,063	92,955
Class C Shares:
Issued	42,569	26,712
Reinvested	4,857	11,522
Redeemed	(16,362)	(24,245)

Change in Class C Shares	31,064	13,989
Institutional Shares:
Issued	3,000,739	3,956,411
Reinvested	1,494,589	5,403,382
Redeemed	(3,154,494)	(12,958,829)
Redemption In-Kind	—	—

Change in Institutional Shares	1,340,834	(3,599,036)

Change in Shares	1,450,360	(3,253,714)

See accompanying notes to the financial statements.

	Special Opportunities Equity Fund		Equity Income Fund		Short U.S. Government Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$13,718,914	$39,074,075	$15,891,170	$33,173,623	$393,011	$229,726
Distributions reinvested	5,048,446	8,015,337	4,440,129	4,536,352	87,370	169,142
Value of shares redeemed	(8,540,133)	(16,340,289)	(8,473,782)	(9,389,669)	(311,455)	(2,673,820)

Change in net assets from Class A Share transactions	10,227,227	30,749,123	11,857,517	28,320,306	168,926	(2,274,952)
Class B Shares:
Proceeds from shares issued	2,060,524	4,872,905	2,341,087	4,309,373	—	—
Distributions reinvested	1,230,275	2,216,989	679,675	702,659	—	—
Value of shares redeemed	(2,174,702)	(2,735,045)	(892,158)	(1,250,201)	—	—

Change in net assets from Class B Share transactions	1,116,097	4,354,849	2,128,604	3,761,831	—	—
Class C Shares:
Proceeds from shares issued	6,003,243	12,824,966	4,748,047	11,070,676	—	—
Distributions reinvested	2,118,775	3,487,658	1,184,550	1,128,345	—	—
Value of shares redeemed	(2,989,339)	(4,530,200)	(1,006,724)	(2,774,081)	—	—

Change in net assets from Class C Share transactions	5,132,679	11,782,424	4,925,873	9,424,940	—	—
Institutional Shares:
Proceeds from shares issued	32,686,229	109,366,904	26,348,334	38,208,367	6,325,889	10,658,575
Distributions reinvested	2,934,081	1,876,403	2,014,570	1,230,480	414,904	743,822
Value of shares redeemed	(15,275,495)	(13,032,359)	(3,282,499)	(2,818,120)	(6,670,522)	(37,213,353)
Redemption In-Kind	—	(47,569,737)	—	(29,028,828)	—	—

Change in net assets from Institutional Share transactions	20,344,815	50,641,211	25,080,405	7,591,899	70,271	(25,810,956)

Change in net assets from capital transactions	$36,820,818	$97,527,607	$43,992,399	$49,098,976	$239,197	$(28,085,908)

Share Transactions:
Class A Shares:
Issued	778,186	2,242,033	1,132,266	2,321,711	40,712	24,191
Reinvested	283,621	490,235	311,298	328,353	9,111	17,801
Redeemed	(489,769)	(929,218)	(613,095)	(659,727)	(32,363)	(281,535)

Change in Class A Shares	572,038	1,803,050	830,469	1,990,337	17,460	(239,543)
Class B Shares:
Issued	120,498	289,148	165,724	304,174	—	—
Reinvested	71,904	139,785	47,713	51,282	—	—
Redeemed	(129,666)	(162,722)	(63,776)	(87,861)	—	—

Change in Class B Shares	62,736	266,211	149,661	267,595	—	—
Class C Shares:
Issued	352,126	765,670	337,926	781,282	—	—
Reinvested	123,760	219,764	83,218	82,322	—	—
Redeemed	(174,850)	(268,443)	(72,112)	(195,251)	—	—

Change in Class C Shares	301,036	716,991	349,032	668,353	—	—
Institutional Shares:
Issued	1,839,225	6,193,705	1,908,839	2,698,449	657,333	1,120,091
Reinvested	162,733	113,584	141,274	87,705	43,204	78,186
Redeemed	(874,115)	(727,734)	(234,923)	(196,172)	(696,529)	(3,915,193)
Redemption In-Kind	—	(2,765,682)	—	(2,163,102)	—	—

Change in Institutional Shares	1,127,843	2,813,873	1,815,190	426,880	4,008	(2,716,916)

Change in Shares	2,063,653	5,600,125	3,144,352	3,353,165	21,468	(2,956,459)

BB&T Funds

Statements of Changes in Net Assets, continued

	Intermediate U.S. Government Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,013,743	$2,916,001
Distributions reinvested	173,504	361,664
Value of shares redeemed	(1,789,197)	(4,005,349)

Change in net assets from Class A Share transactions	398,050	(727,684)
Class B Shares:
Proceeds from shares issued	125,630	154,089
Distributions reinvested	48,091	113,023
Value of shares redeemed	(171,177)	(1,292,830)

Change in net assets from Class B Share transactions	2,544	(1,025,718)
Class C Shares:
Proceeds from shares issued	13,999	51,812
Distributions reinvested	2,649	5,544
Value of shares redeemed	(9,855)	(63,903)

Change in net assets from Class C Share transactions	6,793	(6,547)
Institutional Shares:
Proceeds from shares issued	13,453,093	21,463,527
Distributions reinvested	961,342	2,376,484
Value of shares redeemed	(20,250,845)	(144,399,629)
Redemption In-Kind	—	—

Change in net assets from Institutional Share transactions	(5,836,410)	(120,559,618)

Change in net assets from capital transactions	$(5,429,023)	$(122,319,567)

Share Transactions:
Class A Shares:
Issued	197,981	295,035
Reinvested	17,046	36,583
Redeemed	(177,477)	(406,012)

Change in Class A Shares	37,550	(74,394)
Class B Shares:
Issued	12,356	15,589
Reinvested	4,742	11,470
Redeemed	(16,950)	(131,126)

Change in Class B Shares	148	(104,067)
Class C Shares:
Issued	1,379	5,257
Reinvested	261	562
Redeemed	(967)	(6,436)

Change in Class C Shares	673	(617)
Institutional Shares:
Issued	1,316,910	2,166,829
Reinvested	94,288	239,674
Redeemed	(1,997,457)	(14,581,368)

Change in Institutional Shares	(586,259)	(12,174,865)

Change in Shares	(547,888)	(12,353,943)

See accompanying notes to the financial statements.

	Total Return Bond Fund		Kentucky Intermediate Tax-Free Fund		Maryland Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,898,205	$3,468,840	$188,361	$1,866,791	$1,619,661	$495,112
Distributions reinvested	171,672	311,187	67,616	99,051	32,216	49,164
Value of shares redeemed	(2,002,497)	(1,779,311)	(61,044)	(61,529)	(47,375)	(88,708)

Change in net assets from Class A Share transactions	67,380	2,000,716	194,933	1,904,313	1,604,502	455,568
Class B Shares:
Proceeds from shares issued	569,533	851,683	—	—	—	—
Distributions reinvested	83,564	161,640	—	—	—	—
Value of shares redeemed	(517,560)	(896,952)	—	—	—	—

Change in net assets from Class B Share transactions	135,537	116,371	—	—	—	—
Class C Shares:
Proceeds from shares issued	11,764	40,253	—	—	—	—
Distributions reinvested	2,203	3,765	—	—	—	—
Value of shares redeemed	(602)	(44,757)	—	—	—	—

Change in net assets from Class C Share transactions	13,365	(739)	—	—	—	—
Institutional Shares:
Proceeds from shares issued	62,983,956	177,806,545	1,275,771	2,083,975	1,526,217	3,509,534
Distributions reinvested	2,864,018	6,152,154	382	24,784	48	18,505
Value of shares redeemed	(54,214,843)	(100,790,622)	(1,468,125)	(2,599,276)	(463,405)	(3,173,463)
Redemption In-Kind	—	(17,197,183)	—	—	—	—

Change in net assets from Institutional Share transactions	11,633,131	65,970,894	(191,972)	(490,517)	1,062,860	354,576

Change in net assets from capital transactions	$11,849,413	$68,087,242	$2,961	$1,413,796	$2,667,362	$810,144

Share Transactions:
Class A Shares:
Issued	183,064	342,963	18,459	186,791	157,062	48,939
Reinvested	16,581	30,762	6,668	9,843	3,142	4,869
Redeemed	(193,602)	(176,552)	(6,017)	(6,092)	(4,584)	(8,785)

Change in Class A Shares	6,043	197,173	19,110	190,542	155,620	45,023
Class B Shares:
Issued	55,057	84,527	—	—	—	—
Reinvested	8,065	15,961	—	—	—	—
Redeemed	(50,165)	(88,668)	—	—	—	—

Change in Class B Shares	12,957	11,820	—	—	—	—
Class C Shares:
Issued	1,138	3,976	—	—	—	—
Reinvested	212	372	—	—	—	—
Redeemed	(59)	(4,392)	—	—	—	—

Change in Class C Shares	1,291	(44)	—	—	—	—
Institutional Shares:
Issued	6,100,502	17,565,627	124,746	207,430	147,180	347,698
Reinvested	276,453	606,933	38	2,449	5	1,820
Redeemed	(5,246,620)	(11,655,628)	(144,788)	(257,904)	(45,073)	(315,431)

Change in Institutional Shares	1,130,335	6,516,932	(20,004)	(48,025)	102,112	34,087

Change in Shares	1,150,626	6,725,881	(894)	142,517	257,732	79,110

BB&T Funds

Statements of Changes in Net Assets, continued

	North Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,406,453	$2,939,881
Distributions reinvested	315,785	507,750
Value of shares redeemed	(868,479)	(2,851,510)

Change in net assets from Class A Share transactions	853,759	596,121
Institutional Shares:
Proceeds from shares issued	14,450,579	25,728,476
Distributions reinvested	43,594	280,682
Value of shares redeemed	(10,962,271)	(17,153,635)

Change in net assets from Institutional Share transactions	3,531,902	8,855,523

Change in net assets from capital transactions	$4,385,661	$9,451,644

Share Transactions:
Class A Shares:
Issued	135,071	286,001
Reinvested	30,453	49,151
Redeemed	(83,438)	(277,270)

Change in Class A Shares	82,086	57,882
Institutional Shares:
Issued	1,388,969	2,490,891
Reinvested	4,205	27,072
Redeemed	(1,054,147)	(1,660,642)

Change in Institutional Shares	339,027	857,321

Change in Shares	421,113	915,203

See accompanying notes to the financial statements.

	South Carolina Intermediate Tax-Free Fund		Virginia Intermediate Tax-Free Fund		West Virginia Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,331,364	$314,862	$872,017	$706,378	$1,351,433	$2,503,718
Distributions reinvested	100,731	123,800	135,207	222,489	200,521	441,243
Value of shares redeemed	(111,642)	(641,564)	(499,811)	(3,948,246)	(2,502,917)	(1,680,758)

Change in net assets from Class A Share transactions	1,320,453	(202,902)	507,413	(3,019,379)	(950,963)	1,264,203
Institutional Shares:
Proceeds from shares issued	3,025,997	1,696,157	7,022,090	16,081,394	6,526,078	12,202,042
Distributions reinvested	3,032	36,815	39,585	236,144	13,977	146,109
Value of shares redeemed	(2,031,033)	(4,250,548)	(5,377,940)	(12,603,957)	(4,378,003)	(10,322,060)

Change in net assets from Institutional Share transactions	997,996	(2,517,576)	1,683,735	3,713,581	2,162,052	2,026,091

Change in net assets from capital transactions	$2,318,449	$(2,720,478)	$2,191,148	$694,202	$1,211,089	$3,290,294

Share Transactions:
Class A Shares:
Issued	129,143	30,656	76,399	62,321	139,317	256,907
Reinvested	9,825	12,039	11,884	19,657	20,677	45,342
Redeemed	(10,870)	(62,516)	(44,023)	(346,447)	(257,414)	(173,236)

Change in Class A Shares	128,098	(19,821)	44,260	(264,469)	(97,420)	129,013
Institutional Shares:
Issued	296,626	166,035	615,065	1,425,022	670,000	1,257,159
Reinvested	298	3,589	3,481	20,797	1,440	14,952
Redeemed	(198,356)	(417,078)	(472,821)	(1,118,037)	(448,837)	(1,064,904)

Change in Institutional Shares	98,568	(247,454)	145,725	327,782	222,603	207,207

Change in Shares	226,666	(267,275)	189,985	63,313	125,183	336,220

BB&T Funds

Statements of Changes in Net Assets, continued

	National Tax-Free Money Market Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$646,970	$531,598
Distributions reinvested	9,766	8,765
Value of shares redeemed	(737,567)	(15,000)

Change in net assets from Class A Share transactions	(80,831)	525,363
Class B Shares:
Proceeds from shares issued	50	122
Distributions reinvested	12	26
Value of shares redeemed	—	—

Change in net assets from Class B Share transactions	62	148
Class C Shares:
Proceeds from shares issued	—	—
Distributions reinvested	9	22
Value of shares redeemed	—	—

Change in net assets from Class C Share transactions	9	22
Institutional Shares:
Proceeds from shares issued	101,267,893	211,070,119
Distributions reinvested	15	34
Value of shares redeemed	(106,983,656)	(197,237,168)

Change in net assets from Institutional Share transactions	(5,715,748)	13,832,985

Change in net assets from capital transactions	$(5,796,508)	$14,358,518

Share Transactions:
Class A Shares:
Issued	646,970	531,598
Reinvested	9,766	8,765
Redeemed	(737,567)	(15,000)

Change in Class A Shares	(80,831)	525,363
Class B Shares:
Issued	50	122
Reinvested	12	26
Redeemed	—	—

Change in Class B Shares	62	148
Class C Shares:
Issued	—	—
Reinvested	9	22
Redeemed	—	—

Change in Class C Shares	9	22
Institutional Shares:
Issued	101,267,892	211,070,119
Reinvested	15	34
Redeemed	(106,983,656)	(197,237,168)
Redemption In-Kind	—	—

Change in Institutional Shares	(5,715,749)	13,832,985

Change in Shares	(5,796,509)	14,358,518

See accompanying notes to the financial statements.

	Prime Money Market Fund		U.S. Treasury Money Market Fund		Capital Manager Conservative Growth Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$499,335,570	$948,772,570	$178,029,540	$326,268,815	$941,383	$2,220,068
Distributions reinvested	14,786,104	35,261,332	4,049,524	7,848,573	894,425	269,207
Value of shares redeemed	(392,272,169)	(874,980,414)	(165,718,658)	(191,604,870)	(848,951)	(2,602,438)

Change in net assets from Class A Share transactions	121,849,505	109,053,488	16,360,406	142,512,518	986,857	(113,163)
Class B Shares:
Proceeds from shares issued	645,003	523,824	252,268	155,333	392,422	778,104
Distributions reinvested	23,501	71,703	3,191	11,578	424,912	105,342
Value of shares redeemed	(495,513)	(1,222,026)	(131,412)	(246,200)	(429,173)	(1,347,548)

Change in net assets from Class B Share transactions	172,991	(626,499)	124,047	(79,289)	388,161	(464,102)
Class C Shares:
Proceeds from shares issued	357,396	1,141,860	—	10,635	208	617
Distributions reinvested	4,760	14,231	444	1,426	7,008	1,896
Value of shares redeemed	(365,289)	(1,088,873)	—	(24,813)	(10,260)	(58,914)

Change in net assets from Class C Share transactions	(3,133)	67,218	444	(12,752)	(3,044)	(56,401)
Institutional Shares:
Proceeds from shares issued	1,105,716,166	2,835,503,117	550,299,657	985,293,326	2,333,619	4,200,697
Distributions reinvested	1,865,120	4,423,119	2,547,247	7,579,436	4,451,363	1,492,115
Value of shares redeemed	(784,510,420)	(2,783,395,119)	(498,030,788)	(917,074,639)	(4,357,491)	(7,916,374)

Change in net assets from Institutional Share transactions	323,070,866	56,531,117	54,816,116	75,798,123	2,427,491	(2,223,562)

Change in net assets from capital transactions	$445,090,229	$165,025,324	$71,301,013	$218,218,600	$3,799,465	$(2,857,228)

Share Transactions:
Class A Shares:
Issued	499,335,570	948,772,736	178,029,215	326,268,815	96,963	213,560
Reinvested	14,786,104	35,261,333	4,049,524	7,848,572	92,118	25,954
Redeemed	(392,272,169)	(874,980,414)	(165,718,658)	(191,604,842)	(86,895)	(251,189)

Change in Class A Shares	121,849,505	109,053,655	16,360,081	142,512,545	102,186	(11,675)
Class B Shares:
Issued	645,002	523,825	252,268	155,333	40,339	74,835
Reinvested	23,501	71,703	3,191	11,578	43,735	10,152
Redeemed	(495,513)	(1,222,026)	(131,413)	(246,200)	(43,730)	(129,999)

Change in Class B Shares	172,990	(626,498)	124,046	(79,289)	40,344	(45,012)
Class C Shares:
Issued	357,396	1,141,861	—	10,635	21	60
Reinvested	4,760	14,231	444	1,426	723	184
Redeemed	(365,289)	(1,088,873)	—	(24,813)	(1,113)	(5,707)

Change in Class C Shares	(3,133)	67,219	444	(12,752)	(369)	(5,463)
Institutional Shares:
Issued	1,105,716,165	2,835,503,292	550,299,100	985,293,326	242,814	402,394
Reinvested	1,865,120	4,423,119	2,547,247	7,579,436	454,505	142,689
Redeemed	(784,510,420)	(2,783,395,119)	(498,030,788)	(917,074,551)	(446,582)	1,697,357
Redemption In-Kind	—	—	—	—	—	(2,454,488)

Change in Institutional Shares	323,070,865	56,531,292	54,815,559	75,798,211	250,737	(212,048)

Change in Shares	445,090,227	165,025,668	71,300,130	218,218,715	392,898	(274,198)

BB&T Funds

Statements of Changes in Net Assets, continued

	Capital Manager Moderate Growth Fund
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,937,602	$6,992,258
Distributions reinvested	4,868,778	1,421,952
Value of shares redeemed	(4,433,115)	(6,274,449)

Change in net assets from Class A Share transactions	2,373,265	2,139,761
Class B Shares:
Proceeds from shares issued	978,024	2,183,340
Distributions reinvested	2,787,383	746,011
Value of shares redeemed	(2,155,457)	(4,246,433)

Change in net assets from Class B Share transactions	1,609,950	(1,317,082)
Class C Shares:
Proceeds from shares issued	10,538	67,841
Distributions reinvested	19,118	5,003
Value of shares redeemed	(58,606)	(64,466)

Change in net assets from Class C Share transactions	(28,950)	8,378
Institutional Shares:
Proceeds from shares issued	2,511,237	7,255,795
Distributions reinvested	3,775,662	1,183,357
Value of shares redeemed	(3,815,583)	(7,117,611)

Change in net assets from Institutional Share transactions	2,471,316	1,321,541

Change in net assets from capital transactions	$6,425,581	$2,152,598

Share Transactions:
Class A Shares:
Issued	197,801	654,475
Reinvested	510,015	133,980
Redeemed	(477,897)	(585,008)

Change in Class A Shares	229,919	203,447
Class B Shares:
Issued	102,522	208,734
Reinvested	297,700	71,749
Redeemed	(233,573)	(404,722)

Change in Class B Shares	166,649	(124,239)
Class C Shares:
Issued	1,132	6,425
Reinvested	2,028	478
Redeemed	(6,538)	(6,210)

Change in Class C Shares	(3,378)	693
Institutional Shares:
Issued	260,334	676,580
Reinvested	393,797	110,942
Redeemed	(405,032)	(657,885)

Change in Institutional Shares	249,099	129,637

Change in Shares	642,289	209,538

See accompanying notes to the financial statements.

	Capital Manager Growth Fund		Capital Manager Equity Fund

	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Year Ended September 30, 2007
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,609,432	$5,576,223	$322,264	$1,726,422
Distributions reinvested	3,930,244	947,443	1,541,044	604,103
Value of shares redeemed	(2,537,578)	(5,187,348)	(1,244,163)	(1,239,442)

Change in net assets from Class A Share transactions	3,002,098	1,336,318	619,145	1,091,083
Class B Shares:

Proceeds from shares issued	535,054	2,309,756	359,828	884,577
Distributions reinvested	2,987,870	661,054	1,489,187	643,086
Value of shares redeemed	(1,798,973)	(3,720,005)	(1,015,126)	(1,473,690)

Change in net assets from Class B Share transactions	1,723,951	(749,195)	833,889	53,973
Class C Shares:

Proceeds from shares issued	8,151	15,162	—	1,013
Distributions reinvested	12,976	2,414	206	79
Value of shares redeemed	—	(7,327)	—	(10,196)

Change in net assets from Class C Share transactions	21,127	10,249	206	(9,104)
Institutional Shares:

Proceeds from shares issued	3,053,525	5,818,219	1,881,083	8,080,999
Distributions reinvested	3,689,805	932,155	3,501,218	1,281,235
Value of shares redeemed	(3,923,620)	(4,583,465)	(2,859,586)	(4,372,797)

Change in net assets from Institutional Share transactions	2,819,710	2,166,909	2,522,715	4,989,437

Change in net assets from capital transactions	$7,566,886	$2,764,281	$3,975,955	$6,125,389

Share Transactions:
Class A Shares:
Issued	162,575	515,684	33,033	146,259
Reinvested	418,322	88,868	155,368	52,420
Redeemed	(266,176)	(480,641)	(120,720)	(103,919)

Change in Class A Shares	314,721	123,911	67,681	94,760
Class B Shares:

Issued	59,170	217,498	37,966	76,493
Reinvested	324,895	63,518	156,127	57,689
Redeemed	(198,941)	(351,080)	(106,649)	(127,251)

Change in Class B Shares	185,124	(70,064)	87,444	6,931
Class C Shares:

Issued	786	1,126	—	89
Reinvested	1,411	21	22	7
Redeemed	—	(143)	—	(910)

Change in Class C Shares	2,197	1,004	22	(814)
Institutional Shares:

Issued	328,107	537,595	193,844	664,857
Reinvested	392,202	87,213	349,802	110,170
Redeemed	(424,357)	(425,050)	(287,488)	(362,697)

Change in Institutional Shares	295,952	199,758	256,158	412,330

Change in Shares	797,994	254,609	411,305	513,207

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Large Cap Fund
Six Months ended March 31, 2008 (Unaudited)	$19.13	0.07	(c)	(3.35)	(3.28)	(0.08)	(2.73)	(2.81)
Year Ended September 30, 2007	$20.33	0.24	(c)	2.14	2.38	(0.23)	(3.35)	(3.58)
Year Ended September 30, 2006	$19.47	0.30	(c)	2.30	2.60	(0.30)	(1.44)	(1.74)
Year Ended September 30, 2005	$17.26	0.28		2.22	2.50	(0.29)	—	(0.29)
Year Ended September 30, 2004	$14.87	0.23		2.38	2.61	(0.22)	—	(0.22)
Year Ended September 30, 2003	$12.84	0.23		2.03	2.26	(0.23)	—	(0.23)
Mid Cap Value Fund
Six Months Ended March 31, 2008 (Unaudited)	$14.93	0.01	(c)	(2.86)	(2.85)	(0.02)	(1.36)	(1.38)
Year Ended September 30, 2007	$13.49	0.04	(c)	2.13	2.17	(0.04)	(0.69)	(0.73)
Year Ended September 30, 2006	$13.35	0.03	(c)	1.60	1.63	(0.04)	(1.45)	(1.49)
Year Ended September 30, 2005	$15.40	0.13	(c)	3.04	3.17	(0.13)	(5.09)	(5.22)
Year Ended September 30, 2004	$12.98	0.18	(c)	2.42	2.60	(0.18)	—	(0.18)
Year Ended September 30, 2003	$10.93	0.16	(c)	2.04	2.20	(0.15)	—	(0.15)
Mid Cap Growth Fund
Six Months Ended March 31, 2008 (Unaudited)	$14.84	(0.05	)(c)	(1.89)	(1.94)	—	(1.03)	(1.03)
Year Ended September 30, 2007	$12.45	(0.06	)(c)	4.11	4.05	(0.01)	(1.65)	(1.66)
Year Ended September 30, 2006	$13.90	(0.01	)(c)	— (d)	(0.01)	(0.02)	(1.42)	(1.44)
Year Ended September 30, 2005	$10.95	(0.09	)(c)	3.18	3.09	—	(0.14)	(0.14)
Year Ended September 30, 2004	$9.84	(0.08)		1.19	1.11	—	—	—
Year Ended September 30, 2003	$8.07	(0.09)		1.86	1.77	—	—	—
Small Cap Fund
Six Months Ended March 31, 2008 (Unaudited)	$14.92	(0.02	)(c)	(1.93)	(1.95)	—	(1.20)	(1.20)
Year Ended September 30, 2007	$15.11	0.07	(c)	0.73	0.80	(0.08)	(0.91)	(0.99)
Year Ended September 30, 2006	$16.38	—	(c)(d)	1.06	1.06	(0.03)	(2.30)	(2.33)
Year Ended September 30, 2005	$14.21	0.11	(c)	2.62	2.73	(0.14)	(0.42)	(0.56)
Year Ended September 30, 2004	$11.44	—	(c)(d)	2.90	2.90	(0.01)	(0.12)	(0.13)
May 19, 2003 to September 30, 2003 (e)	$10.00	0.01	(c)	1.43	1.44	— (d)	—	— (d)
International Equity Fund
Six Months Ended March 31, 2008 (Unaudited)	$8.41	0.01	(c)	(0.68)	(0.67)	(0.02)	(0.75)	(0.77)
Year Ended September 30, 2007	$11.06	0.12	(c)	1.82	1.94	(0.07)	(4.52)	(4.59)
Year Ended September 30, 2006	$9.58	0.14	(c)	1.49	1.63	(0.15)	—	(0.15)
Year Ended September 30, 2005	$8.12	0.10	(c)	1.47	1.57	(0.11)	—	(0.11)
Year Ended September 30, 2004	$6.88	0.07	(c)	1.25	1.32	(0.08)	—	(0.08)
Year Ended September 30, 2003	$6.31	0.06	(c)	0.54	0.60	(0.03)	—	(0.03)
Special Opportunities Equity Fund
Six Months Ended March 31, 2008 (Unaudited)	$18.29	(0.02	)(c)	(0.61)	(0.63)	—	(0.75)	(0.75)
Year Ended September 30, 2007	$16.43	(0.01	)(c)	3.47	3.46	—	(1.60)	(1.60)
Year Ended September 30, 2006	$15.57	(0.04)		1.69	1.65	—	(0.79)	(0.79)
Year Ended September 30, 2005	$13.08	(0.07)		2.68	2.61	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.53	(0.06)		2.69	2.63	—	(0.08)	(0.08)
June 2, 2003 to September 30, 2003 (e)	$10.00	(0.01)		0.54	0.53	—	—	—
Equity Income Fund
Six Months Ended March 31, 2008 (Unaudited)	$15.03	0.18	(c)	(0.99)	(0.81)	(0.15)	(0.58)	(0.73)
Year Ended September 30, 2007	$13.36	0.36	(c)	2.31	2.67	(0.32)	(0.68)	(1.00)
Year Ended September 30, 2006	$12.09	0.28		1.58	1.86	(0.32)	(0.27)	(0.59)
Year Ended September 30, 2005	$10.35	0.24		1.77	2.01	(0.25)	(0.02)	(0.27)
June 30, 2004 to September 30, 2004 (e)	$10.00	0.05	(c)	0.34	0.39	(0.04)	—	(0.04)
Short U.S. Government Fund
Six Months Ended March 31, 2008 (Unaudited)	$9.52	0.18	(c)	0.21	0.39	(0.22)	—	(0.22)
Year Ended September 30, 2007	$9.48	0.36	(c)	0.07	0.43	(0.39)	—	(0.39)
Year Ended September 30, 2006	$9.50	0.28	(c)	0.01 (f)	0.29	(0.31)	—	(0.31)
Year Ended September 30, 2005	$9.70	0.23		(0.14)	0.09	(0.29)	—	(0.29)
Year Ended September 30, 2004	$9.89	0.17		(0.10)	0.07	(0.26)	—	(0.26)
Year Ended September 30, 2003	$10.08	0.27		(0.11)	0.16	(0.35)	—	(0.35)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
	Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)
Large Cap Fund
Six Months ended March 31, 2008 (Unaudited)	$13.04	(18.84)%	$44,873	1.17%	0.92%	1.46%	15.25%
Year Ended September 30, 2007	$19.13	12.55%	$58,771	1.16%	1.25%	1.47%	68.60%
Year Ended September 30, 2006	$20.33	14.29%	$48,656	1.14%	1.53%	1.43%	34.83%
Year Ended September 30, 2005	$19.47	14.60%	$39,756	1.14%	1.56%	1.48%	19.50%
Year Ended September 30, 2004	$17.26	17.61%	$31,783	1.20%	1.32%	1.56%	16.40%
Year Ended September 30, 2003	$14.87	17.73%	$25,397	1.17%	1.67%	1.55%	18.89%
Mid Cap Value Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.70	(20.51)%	$31,314	1.15%	0.23%	1.19%	26.63%
Year Ended September 30, 2007	$14.93	16.48%	$16,811	1.16%	0.27%	1.20%	58.59%
Year Ended September 30, 2006	$13.49	13.18%	$13,393	1.13%	0.23%	1.18%	53.92%
Year Ended September 30, 2005	$13.35	20.82%	$12,361	1.15%	0.76%	1.25%	126.99%
Year Ended September 30, 2004	$15.40	20.10%	$9,423	1.23%	1.22%	1.35%	19.17%
Year Ended September 30, 2003	$12.98	20.31%	$6,841	1.20%	1.33%	1.35%	18.28%
Mid Cap Growth Fund
Six Months Ended March 31, 2008 (Unaudited)	$11.87	(14.33)%	$10,233	1.14%	(0.72)%	1.18%	88.26%
Year Ended September 30, 2007	$14.84	36.19%	$11,774	1.17%	(0.49)%	1.21%	134.95%
Year Ended September 30, 2006	$12.45	(0.49)%	$10,381	1.14%	(0.07)%	1.19%	140.90%
Year Ended September 30, 2005	$13.90	28.45%	$10,444	1.14%	(0.71)%	1.26%	92.74%
Year Ended September 30, 2004	$10.95	11.28%	$8,079	1.25%	(0.90)%	1.36%	138.61%
Year Ended September 30, 2003	$9.84	21.93%	$6,486	1.19%	(0.96)%	1.36%	125.97%
Small Cap Fund
Six Months Ended March 31, 2008 (Unaudited)	$11.77	(13.72)%	$7,126	1.30%	(0.30)%	1.75%	36.37%
Year Ended September 30, 2007	$14.92	5.13%	$8,839	1.31%	0.42%	1.76%	46.54%
Year Ended September 30, 2006	$15.11	6.96%	$9,353	1.28%	(0.03)%	1.77%	43.25%
Year Ended September 30, 2005	$16.38	19.64%	$1,604	1.29%	0.69%	1.77%	8.39%
Year Ended September 30, 2004	$14.21	25.53%	$353	1.48%	(0.03)%	1.91%	11.25%
May 19, 2003 to September 30, 2003 (e)	$11.44	14.43%	$112	2.04%	0.35%	2.29%	48.84%
International Equity Fund
Six Months Ended March 31, 2008 (Unaudited)	$6.97	(9.20)%	$4,755	1.54%	0.29%	1.94%	53.81%
Year Ended September 30, 2007	$8.41	20.13%	$5,204	1.38%	1.02%	1.75%	129.8%
Year Ended September 30, 2006	$11.06	17.04%	$4,202	1.40%	1.37%	1.75%	36.22%
Year Ended September 30, 2005	$9.58	19.46%	$3,687	1.46%	1.15%	1.83%	44.96%
Year Ended September 30, 2004	$8.12	19.25%	$1,686	1.58%	0.91%	1.92%	50.68%
Year Ended September 30, 2003	$6.88	9.58%	$2,162	1.63%	0.95%	1.90%	199.78%
Special Opportunities Equity Fund
Six Months Ended March 31, 2008 (Unaudited)	$16.91	(3.67)%	$124,397	1.24%	(0.28)%	1.49%	13.08%
Year Ended September 30, 2007	$18.29	22.24%	$124,136	1.28%	(0.04)%	1.53%	49.43%
Year Ended September 30, 2006	$16.43	11.16%	$81,883	1.28%	(0.26)%	1.53%	58.01%
Year Ended September 30, 2005	$15.57	20.05%	$75,627	1.30%	(0.41)%	1.57%	30.38%
Year Ended September 30, 2004	$13.08	25.06%	$28,903	1.42%	(0.77)%	1.80%	32.06%
June 2, 2003 to September 30, 2003 (e)	$10.53	5.30%	$5,460	1.06%	(0.42)%	2.02%	13.24%
Equity Income Fund
Six Months Ended March 31, 2008 (Unaudited)	$13.49	(5.66)%	$98,738	1.14%	2.49%	1.39%	18.34%
Year Ended September 30, 2007	$15.03	20.83%	$97,491	1.19%	2.53%	1.44%	37.85%
Year Ended September 30, 2006	$13.36	15.79%	$60,059	1.20%	2.28%	1.45%	45.38%
Year Ended September 30, 2005	$12.09	19.55%	$40,825	1.10%	2.57%	1.57%	39.65%
June 30, 2004 to September 30, 2004 (e)	$10.35	3.89%	$6,342	1.54%	1.79%	2.14%	1.65%
Short U.S. Government Fund
Six Months Ended March 31, 2008 (Unaudited)	$9.68	4.08%	$4,213	0.91%	3.70%	1.31%	31.80%
Year Ended September 30, 2007	$9.52	4.67%	$3,978	0.91%	3.77%	1.31%	44.10%
Year Ended September 30, 2006	$9.48	3.12%	$6,233	0.89%	2.99%	1.29%	98.08%
Year Ended September 30, 2005	$9.50	0.96%	$7,980	0.91%	2.40%	1.34%	33.67%
Year Ended September 30, 2004	$9.70	0.71%	$8,456	0.99%	1.85%	1.41%	62.59%
Year Ended September 30, 2003	$9.89	1.56%	$9,619	1.00%	2.48%	1.40%	93.86%

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions
	Net Asset Value, Beginning of Period	Net investment income		Net realized/ unrealized gains (losses) on investments		Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Intermediate U.S. Government Fund
Six Months Ended March 31, 2008 (Unaudited)	$9.93	0.21	(c)	0.34		0.55	(0.21)	—	(0.21)
Year Ended September 30, 2007	$9.89	0.42	(c)	0.04		0.46	(0.42)	—	(0.42)
Year Ended September 30, 2006	$10.01	0.41	(c)	(0.11)		0.30	(0.42)	—	(0.42)
Year Ended September 30, 2005	$10.24	0.35	(c)	(0.15)		0.20	(0.38)	(0.05)	(0.43)
Year Ended September 30, 2004	$10.57	0.32		(0.19)		0.13	(0.33)	(0.13)	(0.46)
Year Ended September 30, 2003	$10.77	0.35		(0.07)		0.28	(0.39)	(0.09)	(0.48)
Total Return Bond Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.12	0.22	(c)	0.30		0.52	(0.22)	—	(0.22)
Year Ended September 30, 2007	$10.12	0.44	(c)	0.01		0.45	(0.45)	—	(0.45)
Year Ended September 30, 2006	$10.31	0.42	(c)	(0.12)		0.30	(0.44)	(0.05)	(0.49)
Year Ended September 30, 2005	$10.59	0.38	(c)	(0.19)		0.19	(0.44)	(0.03)	(0.47)
Year Ended September 30, 2004	$10.72	0.41		(0.08)		0.33	(0.46)	—	(0.46)
Year Ended September 30, 2003	$10.33	0.47		0.41		0.88	(0.49)	—	(0.49)
Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.06	0.16	(c)	0.13		0.29	(0.16)	—	(0.16)
Year Ended September 30, 2007	$10.12	0.32	(c)	(0.06)		0.26	(0.32)	—	(0.32)
Year Ended September 30, 2006	$10.06	0.30		0.06		0.36	(0.30)	—	(0.30)
Year Ended September 30, 2005	$10.22	0.27	(c)	(0.16)		0.11	(0.27)	—	(0.27)
Year Ended September 30, 2004	$10.23	0.27	(c)	(0.01)		0.26	(0.27)	—	(0.27)
February 24, 2003 to September 30, 2003 (d)	$10.00	0.15	(c)	0.35		0.50	(0.27)	—	(0.27)
Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.15	0.16	(c)	0.15		0.31	(0.16)	—	(0.16)
Year Ended September 30, 2007	$10.12	0.31	(c)	0.03		0.34	(0.31)	—	(0.31)
Year Ended September 30, 2006	$10.02	0.29		0.10		0.39	(0.29)	—	(0.29)
Year Ended September 30, 2005	$10.15	0.26	(c)	(0.13)		0.13	(0.26)	—	(0.26)
Year Ended September 30, 2004	$10.15	0.24		—	(e)	0.24	(0.24)	—	(0.24)
February 24, 2003 to September 30, 2003 (d)	$10.00	0.18		0.15		0.33	(0.18)	—	(0.18)
North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.33	0.18	(c)	0.08		0.26	(0.18)	(0.04)	(0.22)
Year Ended September 30, 2007	$10.38	0.35	(c)	(0.04	)(c)	0.31	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2006	$10.46	0.36		—	(e)	0.36	(0.35)	(0.09)	(0.44)
Year Ended September 30, 2005	$10.67	0.35		(0.19)		0.16	(0.35)	(0.02)	(0.37)
Year Ended September 30, 2004	$10.81	0.32		(0.10)		0.22	(0.32)	(0.04)	(0.36)
Year Ended September 30, 2003	$10.86	0.33		(0.01)		0.32	(0.33)	(0.04)	(0.37)
South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.28	0.17	(c)	0.11		0.28	(0.17)	(0.09)	(0.26)
Year Ended September 30, 2007	$10.35	0.34	(c)	(0.05)		0.29	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2006	$10.54	0.34		(0.01)		0.33	(0.34)	(0.18)	(0.52)
Year Ended September 30, 2005	$10.81	0.34		(0.19)		0.15	(0.34)	(0.08)	(0.42)
Year Ended September 30, 2004	$10.88	0.34		(0.07)		0.27	(0.33)	(0.01)	(0.34)
Year Ended September 30, 2003	$10.87	0.34		0.01		0.35	(0.34)	—	(0.34)
Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2008 (Unaudited)	$11.32	0.19	(c)	0.13		0.32	(0.19)	(0.05)	(0.24)
Year Ended September 30, 2007	$11.39	0.38	(c)	(0.04)		0.34	(0.39)	(0.02)	(0.41)
Year Ended September 30, 2006	$11.49	0.40		(0.05)		0.35	(0.39)	(0.06)	(0.45)
Year Ended September 30, 2005	$11.74	0.39		(0.22)		0.17	(0.40)	(0.02)	(0.42)
Year Ended September 30, 2004	$11.96	0.38		(0.14)		0.24	(0.38)	(0.08)	(0.46)
Year Ended September 30, 2003	$11.99	0.37		0.01		0.38	(0.37)	(0.04)	(0.41)
West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2008 (Unaudited)	$9.71	0.17	(c)	(0.02)		0.15	(0.17)	(0.02)	(0.19)
Year Ended September 30, 2007	$9.79	0.35	(c)	(0.05)		0.30	(0.35)	(0.03)	(0.38)
Year Ended September 30, 2006	$9.85	0.39		(0.02)		0.37	(0.37)	(0.06)	(0.43)
Year Ended September 30, 2005	$10.08	0.35		(0.15)		0.20	(0.35)	(0.08)	(0.43)
Year Ended September 30, 2004	$10.20	0.32		(0.07)		0.25	(0.33)	(0.04)	(0.37)
Year Ended September 30, 2003	$10.35	0.33		0.01		0.34	(0.33)	(0.16)	(0.49)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Period from commencement of operations.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$10.27	5.56%	$9,746	0.94%	4.11%	1.31%	86.00%
$9.93	4.78%	$9,050	0.93%	4.27%	1.30%	85.83%
$9.89	3.08%	$9,748	0.92%	4.21%	1.29%	127.13%
$10.01	1.98%	$13,744	0.96%	3.41%	1.33%	107.04%
$10.24	1.30%	$11,959	1.05%	2.90%	1.42%	98.35%
$10.57	2.62%	$9,646	1.07%	3.13%	1.42%	209.07%

$10.42	5.21%	$8,709	0.93%	4.28%	1.30%	118.32%
$10.12	4.51%	$8,403	0.93%	4.37%	1.30%	222.24%
$10.12	2.96%	$6,407	0.93%	4.16%	1.29%	226.36%
$10.31	1.88%	$7,254	0.96%	3.62%	1.33%	173.74%
$10.59	3.22%	$4,786	1.07%	3.84%	1.44%	31.95%
$10.72	8.69%	$4,308	1.08%	4.34%	1.44%	43.98%

$10.19	2.87%	$4,882	0.90%	3.09%	1.35%	29.48%
$10.06	2.66%	$4,630	0.90%	3.19%	1.35%	69.73%
$10.12	3.67%	$2,729	0.91%	3.02%	1.37%	64.55%
$10.06	1.06%	$2,566	0.89%	2.65%	1.47%	37.50%
$10.22	2.55%	$2,746	0.78%	2.63%	1.57%	24.78%
$10.23	5.09%	$1,877	0.62%	2.50%	1.65%	42.87%

$10.30	3.04%	$4,069	0.83%	3.07%	1.38%	47.11%
$10.15	3.38%	$2,429	0.84%	3.05%	1.39%	136.09%
$10.12	3.95%	$1,966	0.85%	2.89%	1.41%	219.80%
$10.02	1.28%	$1,609	0.81%	2.57%	1.52%	44.67%
$10.15	2.37%	$667	0.75%	2.32%	1.73%	55.18%
$10.15	3.32%	$482	0.72%	2.22%	2.24%	40.16%

$10.37	2.52%	$20,592	0.90%	3.38%	1.30%	42.80%
$10.33	3.07%	$19,668	0.91%	3.40%	1.31%	106.16%
$10.38	3.58%	$19,163	0.90%	3.45%	1.30%	94.95%
$10.46	1.49%	$21,600	0.90%	3.29%	1.36%	60.84%
$10.67	2.10%	$22,689	0.90%	3.03%	1.42%	67.80%
$10.81	3.04%	$25,323	0.92%	3.11%	1.42%	44.56%

$10.30	2.79%	$5,093	0.98%	3.26%	1.38%	78.84%
$10.28	2.91%	$3,769	0.93%	3.34%	1.35%	68.69%
$10.35	3.27%	$4,001	0.93%	3.30%	1.35%	80.24%
$10.54	1.39%	$4,072	0.92%	3.20%	1.40%	56.03%
$10.81	2.60%	$4,149	0.90%	3.11%	1.44%	32.63%
$10.88	3.29%	$4,680	0.86%	3.14%	1.43%	32.04%

$11.40	2.86%	$9,370	0.90%	3.28%	1.30%	32.15%
$11.32	3.05%	$8,802	0.91%	3.39%	1.31%	85.36%
$11.39	3.23%	$11,877	0.90%	3.55%	1.30%	76.53%
$11.49	1.44%	$13,145	0.89%	3.39%	1.36%	48.04%
$11.74	2.05%	$13,005	0.91%	3.22%	1.43%	45.07%
$11.96	3.24%	$7,447	0.92%	3.14%	1.42%	34.17%

$9.67	1.49%	$15,880	0.92%	3.44%	0.92%	23.74%
$9.71	3.12%	$16,897	0.91%	3.61%	0.91%	49.60%
$9.79	3.85%	$15,773	0.90%	3.80%	0.90%	50.14%
$9.85	1.97%	$13,911	0.93%	3.50%	0.96%	32.10%
$10.08	2.51%	$10,815	1.01%	3.24%	1.03%	16.24%
$10.20	3.41%	$11,541	0.98%	3.23%	1.01%	25.59%

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net investment income		Net realized/ unrealized gains (losses) on investments		Total from Investment Activities		Net investment income	Net realized gains on investments	Total Distributions
National Tax-Free Money Market Fund
Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.01	(c)	—	(d)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2007	$1.00	0.03	(c)	—		0.03		(0.03)	—	(0.03)
August 1, 2006 to September 30, 2006 (e)	$1.00	—	(d)	—		—	(d)	— (d)	—	— (d)
Prime Money Market Fund
Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.02	(c)	—	(d)	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.04	(c)	—		0.04		(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.04		—	(d)	0.04		(0.04)	—	(0.04)
Year Ended September 30, 2005	$1.00	0.02		—	(d)	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2004	$1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2003	$1.00	—	(d)	—		—	(d)	— (d)	—	— (d)
U.S. Treasury Money Market Fund
Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.01	(c)	—	(d)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2007	$1.00	0.04	(c)	—		0.04		(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.04		—		0.04		(0.04)	—	(0.04)
Year Ended September 30, 2005	$1.00	0.02		—		0.02		(0.02)	—	(0.02)
Year Ended September 30, 2004	$1.00	—	(d)	—		—	(d)	— (d)	—	— (d)
Year Ended September 30, 2003	$1.00	—	(d)	—		—	(d)	— (d)	—	— (d)
Capital Manager Conservative Growth Fund***
Six Months Ended March 31, 2008 (Unaudited)	$10.53	0.20	(c)	(0.55)		(0.35)		(0.26)	(0.73)	(0.99)
Year Ended September 30, 2007	$9.96	0.34	(c)	0.53		0.87		(0.30)	—	(0.30)
Year Ended September 30, 2006	$9.76	0.31	(c)	0.22		0.53		(0.33)	—	(0.33)
Year Ended September 30, 2005	$9.30	0.23		0.45		0.68		(0.22)	—	(0.22)
Year Ended September 30, 2004	$8.84	0.16	(c)	0.46		0.62		(0.16)	—	(0.16)
Year Ended September 30, 2003	$8.29	0.18		0.57		0.75		(0.16)	(0.04)	(0.20)
Capital Manager Moderate Growth Fund***
Six Months Ended March 31, 2008 (Unaudited)	$10.94	0.21	(c)	(1.06)		(0.85)		(0.28)	(1.13)	(1.41)
Year Ended September 30, 2007	$10.22	0.29	(c)	0.87		1.16		(0.22)	(0.22)	(0.44)
Year Ended September 30, 2006	$9.79	0.24	(c)	0.45		0.69		(0.26)	—	(0.26)
Year Ended September 30, 2005	$9.01	0.17	(c)	0.76		0.93		(0.15)	—	(0.15)
Year Ended September 30, 2004	$8.28	0.08	(c)	0.73		0.81		(0.08)	—	(0.08)
Year Ended September 30, 2003	$7.47	0.08		0.82		0.90		(0.08)	(0.01)	(0.09)
Capital Manager Growth Fund***
Six Months Ended March 31, 2008 (Unaudited)	$11.13	0.20	(c)	(1.36)		(1.16)		(0.28)	(1.37)	(1.65)
Year Ended September 30, 2007	$10.23	0.25	(c)	1.08		1.33		(0.16)	(0.27)	(0.43)
Year Ended September 30, 2006	$9.68	0.20	(c)	0.56		0.76		(0.21)	—	(0.21)
Year Ended September 30, 2005	$8.70	0.13		0.96		1.09		(0.11)	—	(0.11)
Year Ended September 30, 2004	$7.81	0.05	(c)	0.88		0.93		(0.04)	—	(0.04)
Year Ended September 30, 2003	$6.87	0.04		0.94		0.98		(0.04)	—	(0.04)
Capital Manager Equity Fund***
Six Months Ended March 31, 2008 (Unaudited)	$12.26	0.21	(c)	(1.84)		(1.63)		(0.31)	(1.81)	(2.12)
Year Ended September 30, 2007	$11.57	0.21	(c)	1.43		1.64		(0.10)	(0.85)	(0.95)
Year Ended September 30, 2006	$10.95	0.17	(c)	0.83		1.00		(0.19)	(0.19)	(0.38)
Year Ended September 30, 2005	$9.58	0.09	(c)	1.34		1.43		(0.06)	—	(0.06)
Year Ended September 30, 2004	$8.45	0.02	(c)	1.12		1.14		(0.01)	—	(0.01)
Year Ended September 30, 2003	$7.36	—	(c)(d)	1.15		1.15		(0.01)	(0.05)	(0.06)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of` Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$1.00	1.27%	$446	0.66%	2.63%	0.96%	—
$1.00	3.08%	$526	0.66%	3.06%	0.97%	—
$1.00	0.51%	$1	0.62%	2.96%	1.26%	—

$1.00	1.86%	$867,145	0.97%	3.66%	1.09%	—
$1.00	4.51%	$745,381	0.98%	4.42%	1.10%	—
$1.00	3.86%	$636,327	0.98%	3.83%	1.09%	—
$1.00	1.92%	$493,282	0.91%	1.91%	1.13%	—
$1.00	0.41%	$426,217	0.86%	0.40%	1.20%	—
$1.00	0.48%	$459,375	0.98%	0.47%	1.19%	—

$1.00	1.28%	$326,773	0.92%	2.52%	1.08%	—
$1.00	4.20%	$310,413	0.97%	4.07%	1.11%	—
$1.00	3.64%	$167,900	0.96%	3.63%	1.09%	—
$1.00	1.69%	$114,260	0.89%	1.66%	1.14%	—
$1.00	0.31%	$122,500	0.79%	0.31%	1.21%	—
$1.00	0.30%	$135,059	0.99%	0.32%	1.20%	—

$9.19	(3.66)%	$9,470	0.36%	4.16%	0.86%	11.99%
$10.53	8.86%	$9,781	0.35%	3.28%	0.91%	29.58%
$9.96	5.54%	$9,365	0.33%	3.12%	0.95%	5.69%
$9.76	7.39%	$8,646	0.43%	2.45%	1.01%	52.50%
$9.30	6.97%	$5,242	0.69%	1.68%	1.14%	2.47%
$8.84	9.09%	$2,579	0.78%	1.86%	1.23%	33.03%

$8.68	(8.66)%	$32,197	0.36%	4.26%	0.86%	16.55%
$10.94	11.48%	$38,081	0.36%	2.68%	0.92%	40.05%
$10.22	7.10%	$33,472	0.35%	2.44%	0.97%	7.33%
$9.79	10.35%	$28,912	0.48%	1.77%	1.05%	37.83%
$9.01	9.77%	$20,428	0.74%	0.92%	1.19%	0.17%
$8.28	12.13%	$8,054	0.75%	1.11%	1.20%	21.46%

$8.32	(11.78)%	$22,204	0.37%	4.24%	0.87%	16.85%
$11.13	13.19%	$26,189	0.36%	2.33%	0.93%	44.48%
$10.23	7.97%	$22,801	0.36%	2.01%	0.98%	6.26%
$9.68	12.51%	$17,219	0.48%	1.37%	1.07%	26.22%
$8.70	11.85%	$12,007	0.75%	0.52%	1.23%	0.19%
$7.81	14.22%	$4,660	0.80%	0.59%	1.25%	17.80%

$8.51	(15.32)%	$7,093	0.39%	4.15%	0.89%	15.25%
$12.26	14.79%	$9,384	0.37%	1.77%	0.93%	48.80%
$11.57	9.39%	$7,762	0.36%	1.53%	0.97%	1.48%
$10.95	14.95%	$6,183	0.45%	0.91%	1.09%	2.14%
$9.58	13.53%	$3,557	0.77%	0.22%	1.31%	3.10%
$8.45	15.61%	$1,225	0.95%	0.05%	1.40%	8.30%

BB&T Funds

Financial Highlights, Class B Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Large Cap Fund
Six Months Ended March 31, 2008 (Unaudited)	$18.90	0.01	(c)	(3.30)	(3.29)	(0.05)	(2.73)	(2.78)
Year Ended September 30, 2007	$20.15	0.09	(c)	2.12	2.21	(0.11)	(3.35)	(3.46)
Year Ended September 30, 2006	$19.31	0.16	(c)	2.27	2.43	(0.15)	(1.44)	(1.59)
Year Ended September 30, 2005	$17.12	0.13		2.22	2.35	(0.16)	—	(0.16)
Year Ended September 30, 2004	$14.75	0.09		2.38	2.47	(0.10)	—	(0.10)
Year Ended September 30, 2003	$12.75	0.12		2.01	2.13	(0.13)	—	(0.13)
Mid Cap Value Fund
Six Months Ended March 31, 2008 (Unaudited)	$14.55	(0.03	)(c)	(2.78)	(2.81)	—	(1.36)	(1.36)
Year Ended September 30, 2007	$13.23	(0.07	)(c)	2.08	2.01	— (d)	(0.69)	(0.69)
Year Ended September 30, 2006	$13.16	(0.07	)(c)	1.59	1.52	— (d)	(1.45)	(1.45)
Year Ended September 30, 2005	$15.30	—	(c)(d)	3.02	3.02	(0.07)	(5.09)	(5.16)
Year Ended September 30, 2004	$12.91	0.07	(c)	2.42	2.49	(0.10)	—	(0.10)
Year Ended September 30, 2003	$10.90	0.07		2.03	2.10	(0.09)	—	(0.09)
Mid Cap Growth Fund
Six Months Ended March 31, 2008 (Unaudited)	$14.06	(0.10	)(c)	(1.77)	(1.87)	—	(1.03)	(1.03)
Year Ended September 30, 2007	$11.95	(0.15	)(c)	3.91	3.76	—	(1.65)	(1.65)
Year Ended September 30, 2006	$13.47	(0.11	)(c)	0.01 (e)	(0.10)	—	(1.42)	(1.42)
Year Ended September 30, 2005	$10.70	(0.17	)(c)	3.08	2.91	—	(0.14)	(0.14)
Year Ended September 30, 2004	$9.68	(0.16)		1.18	1.02	—	—	—
Year Ended September 30, 2003	$8.00	(0.13)		1.81	1.68	—	—	—
Small Cap Fund
Six Months Ended March 31, 2008 (Unaudited)	$14.43	(0.07	)(c)	(1.86)	(1.93)	—	(1.20)	(1.20)
Year Ended September 30, 2007	$14.73	(0.05	)(c)	0.72	0.67	(0.06)	(0.91)	(0.97)
Year Ended September 30, 2006	$16.11	(0.12	)(c)	1.05	0.93	(0.01)	(2.30)	(2.31)
Year Ended September 30, 2005	$14.06	—	(c)(d)	2.58	2.58	(0.11)	(0.42)	(0.53)
Year Ended September 30, 2004	$11.40	(0.10	)(c)	2.88	2.78	—	(0.12)	(0.12)
May 19, 2003 to September 30, 2003 (f)	$10.00	(0.04	)(c)	1.44	1.40	—	—	—
International Equity Fund
Six Months Ended March 31, 2008 (Unaudited)	$7.65	(0.02	)(c)	(0.61)	(0.63)	(0.01)	(0.75)	(0.76)
Year Ended September 30, 2007	$10.46	0.03	(c)	1.72	1.75	(0.04)	(4.52)	(4.56)
Year Ended September 30, 2006	$9.09	0.06	(c)	1.42	1.48	(0.11)	—	(0.11)
Year Ended September 30, 2005	$7.74	0.03	(c)	1.38	1.41	(0.06)	—	(0.06)
Year Ended September 30, 2004	$6.57	0.02	(c)	1.19	1.21	(0.04)	—	(0.04)
Year Ended September 30, 2003	$6.07	(0.02	)(c)	0.54	0.52	(0.02)	—	(0.02)
Special Opportunities Equity Fund
Six Months Ended March 31, 2008 (Unaudited)	$17.63	(0.09	)(c)	(0.58)	(0.67)	—	(0.75)	(0.75)
Year Ended September 30, 2007	$16.00	(0.13	)(c)	3.36	3.23	—	(1.60)	(1.60)
Year Ended September 30, 2006	$15.29	(0.16)		1.66	1.50	—	(0.79)	(0.79)
Year Ended September 30, 2005	$12.95	(0.13)		2.59	2.46	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.50	(0.12)		2.65	2.53	—	(0.08)	(0.08)
June 2, 2003 to September 30, 2003 (f)	$10.00	(0.02)		0.52	0.50	—	—	—
Equity Income Fund
Six Months Ended March 31, 2008 (Unaudited)	$14.99	0.12	(c)	(0.98)	(0.86)	(0.10)	(0.58)	(0.68)
Year Ended September 30, 2007	$13.33	0.25	(c)	2.31	2.56	(0.22)	(0.68)	(0.90)
Year Ended September 30, 2006	$12.08	0.19		1.56	1.75	(0.23)	(0.27)	(0.50)
Year Ended September 30, 2005	$10.34	0.16		1.77	1.93	(0.17)	(0.02)	(0.19)
June 30, 2004 to September 30, 2004 (f)	$10.00	0.03	(c)	0.34	0.37	(0.03)	—	(0.03)
Intermediate U.S. Government Fund
Six Months Ended March 31, 2008 (Unaudited)	$9.90	0.17	(c)	0.34	0.51	(0.17)	—	(0.17)
Year Ended September 30, 2007	$9.86	0.35	(c)	0.04	0.39	(0.35)	—	(0.35)
Year Ended September 30, 2006	$9.98	0.34	(c)	(0.12)	0.22	(0.34)	—	(0.34)
Year Ended September 30, 2005	$10.20	0.27	(c)	(0.13)	0.14	(0.31)	(0.05)	(0.36)
Year Ended September 30, 2004	$10.53	0.21		(0.16)	0.05	(0.25)	(0.13)	(0.38)
Year Ended September 30, 2003	$10.73	0.27		(0.07)	0.20	(0.31)	(0.09)	(0.40)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.
(f)	Period from commencement of operations.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
	Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)
Large Cap Fund
Six Months Ended March 31, 2008 (Unaudited)	$12.83	(19.14)%	$11,652	1.92%	0.17%	1.96%	15.25%
Year Ended September 30, 2007	$18.90	11.67%	$17,796	1.91%	0.50%	1.97%	68.60%
Year Ended September 30, 2006	$20.15	13.45%	$14,808	1.88%	0.85%	1.93%	34.83%
Year Ended September 30, 2005	$19.31	13.75%	$22,148	1.89%	0.82%	1.99%	19.50%
Year Ended September 30, 2004	$17.12	16.75%	$26,309	1.95%	0.58%	2.06%	16.40%
Year Ended September 30, 2003	$14.75	16.74%	$26,215	1.91%	0.92%	2.05%	18.89%
Mid Cap Value Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.38	(20.76)%	$4,570	1.90%	(0.52)%	1.94%	26.63%
Year Ended September 30, 2007	$14.55	15.58%	$6,112	1.91%	(0.48)%	1.95%	58.59%
Year Ended September 30, 2006	$13.23	12.38%	$5,391	1.89%	(0.53)%	1.93%	53.92%
Year Ended September 30, 2005	$13.16	19.94%	$4,534	1.89%	0.02%	1.99%	126.99%
Year Ended September 30, 2004	$15.30	19.31%	$3,582	1.98%	0.47%	2.10%	19.17%
Year Ended September 30, 2003	$12.91	19.31%	$2,071	1.95%	0.58%	2.10%	18.28%
Mid Cap Growth Fund
Six Months Ended March 31, 2008 (Unaudited)	$11.16	(14.64)%	$2,416	1.89%	(1.47)%	1.93%	88.26%
Year Ended September 30, 2007	$14.06	35.13%	$2,697	1.92%	(1.24)%	1.96%	134.95%
Year Ended September 30, 2006	$11.95	(1.23)%	$2,377	1.89%	(0.83)%	1.94%	140.90%
Year Ended September 30, 2005	$13.47	27.42%	$2,395	1.91%	(1.46)%	2.01%	92.74%
Year Ended September 30, 2004	$10.70	10.54%	$1,973	2.00%	(1.65)%	2.11%	138.61%
Year Ended September 30, 2003	$9.68	21.00%	$1,030	1.95%	(1.73)%	2.11%	125.97%
Small Cap Fund
Six Months Ended March 31, 2008 (Unaudited)	$11.30	(14.07)%	$2,447	2.05%	(1.05)%	2.25%	36.37%
Year Ended September 30, 2007	$14.43	4.37%	$3,393	2.06%	(0.31)%	2.26%	46.54%
Year Ended September 30, 2006	$14.73	6.19%	$4,092	2.04%	(0.79)%	2.28%	43.25%
Year Ended September 30, 2005	$16.11	18.79%	$259	2.05%	0.00%	2.27%	8.39%
Year Ended September 30, 2004	$14.06	24.56%	$136	2.22%	(0.75)%	2.41%	11.25%
May 19, 2003 to September 30, 2003 (f)	$11.40	14.00%	$29	2.69%	(0.93)%	2.69%	48.84%
International Equity Fund
Six Months Ended March 31, 2008 (Unaudited)	$6.26	(9.50)%	$1,766	2.29%	(0.44)%	2.44%	53.81%
Year Ended September 30, 2007	$7.65	19.28%	$2,041	2.12%	0.26%	2.25%	129.8%
Year Ended September 30, 2006	$10.46	16.27%	$1,819	2.15%	0.64%	2.25%	36.22%
Year Ended September 30, 2005	$9.09	18.34%	$2,007	2.20%	0.36%	2.33%	44.96%
Year Ended September 30, 2004	$7.74	18.47%	$2,140	2.33%	0.24%	2.42%	50.68%
Year Ended September 30, 2003	$6.57	8.63%	$2,012	2.40%	(0.37)%	2.41%	199.78%
Special Opportunities Equity Fund
Six Months Ended March 31, 2008 (Unaudited)	$16.21	(4.05)%	$28,528	1.99%	(1.03)%	1.99%	13.08%
Year Ended September 30, 2007	$17.63	21.33%	$29,931	2.03%	(0.79)%	2.03%	49.43%
Year Ended September 30, 2006	$16.00	10.35%	$22,901	2.03%	(1.01)%	2.03%	58.01%
Year Ended September 30, 2005	$15.29	19.09%	$21,911	2.06%	(1.18)%	2.08%	30.38%
Year Ended September 30, 2004	$12.95	24.17%	$13,215	2.15%	(1.51)%	2.30%	32.06%
June 2, 2003 to September 30, 2003 (f)	$10.50	5.00%	$4,360	1.80%	(1.16)%	2.50%	13.24%
Equity Income Fund
Six Months Ended March 31, 2008 (Unaudited)	$13.45	(6.00)%	$15,292	1.89%	1.74%	1.89%	18.34%
Year Ended September 30, 2007	$14.99	19.97%	$14,796	1.94%	1.78%	1.94%	37.85%
Year Ended September 30, 2006	$13.33	14.84%	$9,592	1.95%	1.52%	1.95%	45.38%
Year Ended September 30, 2005	$12.08	18.79%	$5,611	1.87%	1.74%	2.09%	39.65%
June 30, 2004 to September 30, 2004 (f)	$10.34	3.66%	$1,672	2.29%	1.07%	2.65%	1.65%
Intermediate U.S. Government Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.24	5.18%	$3,111	1.69%	3.36%	1.81%	86.00%
Year Ended September 30, 2007	$9.90	4.01%	$3,006	1.68%	3.52%	1.80%	85.83%
Year Ended September 30, 2006	$9.86	2.32%	$4,020	1.68%	3.48%	1.79%	127.13%
Year Ended September 30, 2005	$9.98	1.33%	$5,725	1.71%	2.67%	1.84%	107.04%
Year Ended September 30, 2004	$10.20	0.55%	$6,883	1.80%	2.15%	1.92%	98.35%
Year Ended September 30, 2003	$10.53	1.86%	$7,869	1.82%	2.42%	1.92%	209.97%

BB&T Funds

Financial Highlights, Class B Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities		Net investment income	Net realized gains on investments	Total Distributions
Total Return Bond Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.13	0.18	(c)	0.29	0.47		(0.19)	—	(0.19)
Year Ended September 30, 2007	$10.13	0.37	(c)	—	0.37		(0.37)	—	(0.37)
Year Ended September 30, 2006	$10.32	0.34	(c)	(0.12)	0.22		(0.36)	(0.05)	(0.41)
Year Ended September 30, 2005	$10.59	0.30	(c)	(0.18)	0.12		(0.36)	(0.03)	(0.39)
Year Ended September 30, 2004	$10.72	0.32		(0.07)	0.25		(0.38)	—	(0.38)
Year Ended September 30, 2003	$10.34	0.39		0.40	0.79		(0.41)	—	(0.41)
National Tax-Free Money Market Fund
Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.01	(c)	— (d)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2007	$1.00	0.02	(c)	—	0.02		(0.02)	—	(0.02)
August 1, 2006 to September 30, 2006	$1.00	—	(d)	—	—	(d)	— (d)	—	— (d)
Prime Money Market Fund
Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.02	(c)	— (d)	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.04	(c)	—	0.04		(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.03		— (d)	0.03		(0.03)	—	(0.03)
Year Ended September 30, 2005	$1.00	0.01		— (d)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2004	$1.00	—	(d)	— (d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2003	$1.00	—	(d)	—	—	(d)	— (d)	—	— (d)
U.S. Treasury Money Market Fund
Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.01	(c)	— (d)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2007	$1.00	0.04	(c)	—	0.04		(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.03		—	0.03		(0.03)	—	(0.03)
Year Ended September 30, 2005	$1.00	0.01		—	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2004	$1.00	—	(d)	—	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2003	$1.00	—	(d)	—	—	(d)	— (d)	—	— (d)
Capital Manager Conservative Growth Fund***
Six Months Ended March 31, 2008 (Unaudited)	$10.54	0.17	(c)	(0.57)	(0.40)		(0.22)	(0.73)	(0.95)
Year Ended September 30, 2007	$9.96	0.27	(c)	0.54	0.81		(0.23)	—	(0.23)
Year Ended September 30, 2006	$9.76	0.23	(c)	0.23	0.46		(0.26)	—	(0.26)
Year Ended September 30, 2005	$9.30	0.16		0.45	0.61		(0.15)	—	(0.15)
Year Ended September 30, 2004	$8.85	0.09	(c)	0.45	0.54		(0.09)	—	(0.09)
Year Ended September 30, 2003	$8.29	0.11		0.59	0.70		(0.10)	(0.04)	(0.14)
Capital Manager Moderate Growth Fund***
Six Months Ended March 31, 2008 (Unaudited)	$10.75	0.17	(c)	(1.05)	(0.88)		(0.24)	(1.13)	(1.37)
Year Ended September 30, 2007	$9.64	0.21	(c)	0.85	1.06		(0.14)	(0.22)	(0.36)
Year Ended September 30, 2006	$9.64	0.17	(c)	0.42	0.59		(0.18)	—	(0.18)
Year Ended September 30, 2005	$8.86	0.09	(c)	0.77	0.86		(0.08)	—	(0.08)
Year Ended September 30, 2004	$8.15	0.02	(c)	0.71	0.73		(0.02)	—	(0.02)
Year Ended September 30, 2003	$7.41	0.04		0.80	0.84		(0.09)	(0.01)	(0.10)
Capital Manager Growth Fund***
Six Months Ended March 31, 2008 (Unaudited)	$10.92	0.16	(c)	(1.32)	(1.16)		(0.25)	(1.37)	(1.62)
Year Ended September 30, 2007	$10.05	0.18	(c)	1.04	1.22		(0.08)	(0.27)	(0.35)
Year Ended September 30, 2006	$9.51	0.12	(c)	0.56	0.68		(0.14)	—	(0.14)
Year Ended September 30, 2005	$8.55	0.05	(c)	0.95	1.00		(0.04)	—	(0.04)
Year Ended September 30, 2004	$7.70	(0.02	)(c)	0.87	0.85		—	—	—
Year Ended September 30, 2003	$6.80	(0.01)		0.91	0.90		— (d)	—	— (d)
Capital Manager Equity Fund***
Six Months Ended March 31, 2008 (Unaudited)	$11.86	0.17	(c)	(1.76)	(1.59)		(0.28)	(1.81)	(2.09)
Year Ended September 30, 2007	$11.26	0.12	(c)	1.38	1.50		(0.05)	(0.85)	(0.90)
Year Ended September 30, 2006	$10.67	0.09	(c)	0.80	0.89		(0.11)	(0.19)	(0.30)
Year Ended September 30, 2005	$9.36	0.01	(c)	1.31	1.32		(0.01)	—	(0.01)
Year Ended September 30, 2004	$8.30	(0.05	)(c)	1.11	1.06		—	—	—
Year Ended September 30, 2003	$7.28	(0.05	)(c)	1.12	1.07		—	(0.05)	(0.05)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
	Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)
Total Return Bond Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.42	4.72%	$5,271	1.67%	3.53%	1.79%	118.32%
Year Ended September 30, 2007	$10.13	3.73%	$4,992	1.68%	3.62%	1.80%	222.24%
Year Ended September 30, 2006	$10.13	2.27%	$4,872	1.68%	3.39%	1.79%	226.36%
Year Ended September 30, 2005	$10.32	1.21%	$6,161	1.71%	2.87%	1.84%	173.14%
Year Ended September 30, 2004	$10.59	2.45%	$6,602	1.82%	3.09%	1.94%	31.95%
Year Ended September 30, 2003	$10.72	7.77%	$6,358	1.83%	3.61%	1.94%	43.98%
National Tax-Free Money Market Fund
Six Months Ended March 31, 2008 (Unaudited)	$1.00	1.01%	$1	1.21%	2.00%	1.21%	—
Year Ended September 30, 2007	$1.00	2.38%	$1	1.33%	2.36%	1.38%	—
August 1, 2006 to September 30, 2006	$1.00	0.36%	$1	1.39%	2.19%	1.78%	—
Prime Money Market Fund
Six Months Ended March 31, 2008 (Unaudited)	$1.00	1.61%	$1,801	1.47%	3.14%	1.59%	—
Year Ended September 30, 2007	$1.00	4.01%	$1,629	1.48%	3.92%	1.60%	—
Year Ended September 30, 2006	$1.00	3.37%	$2,256	1.48%	3.34%	1.59%	—
Year Ended September 30, 2005	$1.00	1.32%	$1,790	1.49%	1.28%	1.63%	—
Year Ended September 30, 2004	$1.00	0.06%	$2,280	1.20%	0.06%	1.70%	—
Year Ended September 30, 2003	$1.00	0.15%	$2,543	1.32%	0.16%	1.69%	—
U.S. Treasury Money Market Fund
Six Months Ended March 31, 2008 (Unaudited)	$1.00	1.05%	$425	1.38%	2.08%	1.58%	—
Year Ended September 30, 2007	$1.00	3.72%	$301	1.46%	3.64%	1.60%	—
Year Ended September 30, 2006	$1.00	3.12%	$381	1.46%	2.97%	1.59%	—
Year Ended September 30, 2005	$1.00	1.09%	$807	1.48%	1.05%	1.64%	—
Year Ended September 30, 2004	$1.00	0.05%	$887	1.05%	0.05%	1.71%	—
Year Ended September 30, 2003	$1.00	0.16%	$1,126	1.12%	0.15%	1.70%	—
Capital Manager Conservative Growth Fund***
Six Months Ended March 31, 2008 (Unaudited)	$9.19	(4.10)%	$4,540	1.11%	3.41%	1.36%	11.99%
Year Ended September 30, 2007	$10.54	8.17%	$4,779	1.10%	2.60%	1.41%	29.58%
Year Ended September 30, 2006	$9.96	4.75%	$4,968	1.08%	2.37%	1.45%	5.69%
Year Ended September 30, 2005	$9.76	6.58%	$4,992	1.20%	1.64%	1.51%	52.50%
Year Ended September 30, 2004	$9.30	6.10%	$4,857	1.44%	0.93%	1.64%	2.47%
Year Ended September 30, 2003	$8.85	8.45%	$3,150	1.53%	1.07%	1.73%	33.03%
Capital Manager Moderate Growth Fund***
Six Months Ended March 31, 2008 (Unaudited)	$8.50	(9.06)%	$18,653	1.11%	3.52%	1.36%	16.55%
Year Ended September 30, 2007	$10.75	10.67%	$21,791	1.11%	1.96%	1.42%	40.05%
Year Ended September 30, 2006	$10.05	6.21%	$21,610	1.10%	1.70%	1.47%	7.33%
Year Ended September 30, 2005	$9.64	9.72%	$21,909	1.24%	0.99%	1.55%	37.83%
Year Ended September 30, 2004	$8.86	8.94%	$19,049	1.49%	0.17%	1.69%	0.17%
Year Ended September 30, 2003	$8.15	11.29%	$8,929	1.50%	0.35%	1.70%	21.46%
Capital Manager Growth Fund***
Six Months Ended March 31, 2008 (Unaudited)	$8.14	(12.04)%	$16,619	1.12%	3.51%	1.37%	15.25%
Year Ended September 30, 2007	$10.92	12.31%	$20,286	1.11%	1.71%	1.43%	44.48%
Year Ended September 30, 2006	$10.05	7.22%	$19,366	1.11%	1.27%	1.48%	6.26%
Year Ended September 30, 2005	$9.51	11.68%	$17,141	1.23%	0.59%	1.57%	26.22%
Year Ended September 30, 2004	$8.55	11.04%	$13,730	1.50%	(0.23)%	1.73%	0.19%
Year Ended September 30, 2003	$7.70	13.31%	$9,142	1.55%	(0.16)%	1.75%	17.80%
Capital Manager Equity Fund***
Six Months Ended March 31, 2008 (Unaudited)	$8.18	(15.53)%	$6,598	1.14%	3.46%	1.33%	15.25%
Year Ended September 30, 2007	$11.86	13.88%	$8,535	1.12%	1.07%	1.43%	48.80%
Year Ended September 30, 2006	$11.26	8.51%	$8,023	1.11%	0.80%	1.47%	1.48%
Year Ended September 30, 2005	$10.67	14.11%	$7,515	1.21%	0.11%	1.58%	2.14%
Year Ended September 30, 2004	$9.36	12.77%	$5,720	1.52%	(0.54)%	1.81%	3.10%
Year Ended September 30, 2003	$8.30	14.74%	$2,475	1.70%	(0.69)%	1.90%	8.30%

BB&T Funds

Financial Highlights, Class C Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Large Cap Fund
Six Months Ended March 31, 2008 (Unaudited)	$18.87	0.01	(c)	(3.31)	(3.30)	(0.05)	(2.73)	(2.78)
Year Ended September 30, 2007	$20.11	0.09	(c)	2.13	2.22	(0.11)	(3.35)	(3.46)
Year Ended September 30, 2006	$19.28	0.16	(c)	2.26	2.42	(0.15)	(1.44)	(1.59)
Year Ended September 30, 2005	$17.09	0.14		2.19	2.33	(0.14)	—	(0.14)
Year Ended September 30, 2004	$14.73	0.09		2.37	2.46	(0.10)	—	(0.10)
Year Ended September 30, 2003	$12.74	0.13		1.99	2.12	(0.13)	—	(0.13)
Mid Cap Value Fund
Six Months Ended March 31, 2008 (Unaudited)	$14.55	(0.03	)(c)	(2.79)	(2.82)	—	(1.36)	(1.36)
Year Ended September 30, 2007	$13.23	(0.07	)(c)	2.08	2.01	— (d)	(0.69)	(0.69)
Year Ended September 30, 2006	$13.16	(0.07	)(c)	1.59	1.52	— (d)	(1.45)	(1.45)
Year Ended September 30, 2005	$15.30	—	(c)(d)	3.02	3.02	(0.07)	(5.09)	(5.16)
Year Ended September 30, 2004	$12.92	0.07	(c)	2.41	2.48	(0.10)	—	(0.10)
Year Ended September 30, 2003	$10.90	0.07	(c)	2.04	2.11	(0.09)	—	(0.09)
Mid Cap Growth Fund
Six Months Ended March 31, 2008 (Unaudited)	$14.08	(0.09	)(c)	(1.79)	(1.88)	—	(1.03)	(1.03)
Year Ended September 30, 2007	$11.96	(0.15	)(c)	3.92	3.77	—	(1.65)	(1.65)
Year Ended September 30, 2006	$13.47	(0.09	)(c)	— (d)	(0.09)	—	(1.42)	(1.42)
Year Ended September 30, 2005	$10.70	(0.17	)(c)	3.08	2.91	—	(0.14)	(0.14)
Year Ended September 30, 2004	$9.69	(0.16)		1.17	1.01	—	—	—
Year Ended September 30, 2003	$8.00	(0.15)		1.84	1.69	—	—	—
Small Cap Fund
Six Months Ended March 31, 2008 (Unaudited)	$14.41	(0.06	)(c)	(1.87)	(1.93)	—	(1.20)	(1.20)
Year Ended September 30, 2007	$14.71	(0.06	)(c)	0.73	0.67	(0.06)	(0.91)	(0.97)
Year Ended September 30, 2006	$16.10	(0.11	)(c)	1.03	0.92	(0.01)	(2.30)	(2.31)
Year Ended September 30, 2005	$14.06	(0.02	)(c)	2.60	2.58	(0.12)	(0.42)	(0.54)
Year Ended September 30, 2004	$11.40	(0.12	)(c)	2.90	2.78	—	(0.12)	(0.12)
May 19, 2003 to September 30, 2003 (e)	$10.00	(0.05	)(c)	1.45	1.40	—	—	—
International Equity Fund
Six Months Ended March 31, 2008 (Unaudited)	$7.62	(0.02	)(c)	(0.61)	(0.63)	(0.01)	(0.75)	(0.76)
Year Ended September 30, 2007	$10.44	0.01	(c)	1.73	1.74	(0.04)	(4.52)	(4.56)
Year Ended September 30, 2006	$9.07	0.05	(c)	1.42	1.47	(0.10)	—	(0.10)
Year Ended September 30, 2005	$7.74	0.06	(c)	1.36	1.42	(0.09)	—	(0.09)
Year Ended September 30, 2004	$6.58	—	(c)	1.20	1.20	(0.04)	—	(0.04)
Year Ended September 30, 2003	$6.07	(0.07	)(c)	0.60	0.53	(0.02)	—	(0.02)
Special Opportunities Equity Fund
Six Months Ended March 31, 2008 (Unaudited)	$17.64	(0.09	)(c)	(0.58)	(0.67)	—	(0.75)	(0.75)
Year Ended September 30, 2007	$16.01	(0.13	)(c)	3.36	3.23	—	(1.60)	(1.60)
Year Ended September 30, 2006	$15.30	(0.14)		1.64	1.50	—	(0.79)	(0.79)
Year Ended September 30, 2005	$12.95	(0.13)		2.60	2.47	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.50	(0.11)		2.64	2.53	—	(0.08)	(0.08)
June 2, 2003 to September 30, 2003 (e)	$10.00	(0.02)		0.52	0.50	—	—	—
Equity Income Fund
Six Months Ended March 31, 2008 (Unaudited)	$14.98	0.12	(c)	(0.98)	(0.86)	(0.10)	(0.58)	(0.68)
Year Ended September 30, 2007	$13.32	0.26	(c)	2.30	2.56	(0.22)	(0.68)	(0.90)
Year Ended September 30, 2006	$12.07	0.19		1.56	1.75	(0.23)	(0.27)	(0.50)
Year Ended September 30, 2005	$10.34	0.17		1.76	1.93	(0.18)	(0.02)	(0.20)
June 30, 2004 to September 30, 2004 (e)	$10.00	0.03	(c)	0.34	0.37	(0.03)	—	(0.03)
Intermediate U.S. Government Fund
Six Months Ended March 31, 2008 (Unaudited)	$9.90	0.17	(c)	0.34	0.51	(0.17)	—	(0.17)
Year Ended September 30, 2007	$9.86	0.35	(c)	0.04	0.39	(0.35)	—	(0.35)
Year Ended September 30, 2006	$9.98	0.34	(c)	(0.12)	0.22	(0.34)	—	(0.34)
Year Ended September 30, 2005	$10.20	0.27	(c)	(0.13)	0.14	(0.31)	(0.05)	(0.36)
Year Ended September 30, 2004	$10.53	0.17		(0.12)	0.05	(0.25)	(0.13)	(0.38)
Year Ended September 30, 2003	$10.74	0.26		(0.07)	0.19	(0.31)	(0.09)	(0.40)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
	Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)
Large Cap Fund
Six Months Ended March 31, 2008 (Unaudited)	$12.79	(19.19)%	$216	1.92%	0.16%	1.96%	15.25%
Year Ended September 30, 2007	$18.87	11.76%	$239	1.19%	0.50%	1.97%	68.60%
Year Ended September 30, 2006	$20.11	13.42%	$161	1.88%	0.82%	1.94%	34.83%
Year Ended September 30, 2005	$19.28	13.77%	$176	1.88%	0.80%	1.98%	19.50%
Year Ended September 30, 2004	$17.09	16.72%	$157	1.95%	0.57%	2.07%	16.40%
Year Ended September 30, 2003	$14.73	16.72%	$122	1.92%	0.90%	2.06%	18.89%
Mid Cap Value Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.37	(20.83)%	$755	1.90%	(0.52)%	1.94%	26.63%
Year Ended September 30, 2007	$14.55	15.60%	$1,126	1.91%	(0.49)%	1.95%	58.59%
Year Ended September 30, 2006	$13.23	12.38%	$743	1.89%	(0.53)%	1.93%	53.92%
Year Ended September 30, 2005	$13.16	19.97%	$351	1.90%	0.01%	2.00%	126.99%
Year Ended September 30, 2004	$15.30	19.20%	$523	1.98%	0.45%	2.10%	19.17%
Year Ended September 30, 2003	$12.92	19.40%	$484	1.95%	0.61%	2.10%	18.28%
Mid Cap Growth Fund
Six Months Ended March 31, 2008 (Unaudited)	$11.17	(14.70)%	$61	1.90%	(1.48)%	1.94%	88.26%
Year Ended September 30, 2007	$14.08	35.19%	$46	1.92%	(1.23)%	1.96%	134.95%
Year Ended September 30, 2006	$11.96	(1.15)%	$33	1.88%	(0.70)%	1.93%	140.90%
Year Ended September 30, 2005	$13.47	27.42%	$77	1.91%	(1.46)%	2.00%	92.74%
Year Ended September 30, 2004	$10.70	10.42%	$208	2.00%	(1.65)%	2.11%	138.61%
Year Ended September 30, 2003	$9.69	21.13%	$164	1.95%	(1.71)%	2.11%	125.97%
Small Cap Fund
Six Months Ended March 31, 2008 (Unaudited)	$11.28	(14.02)%	$11	2.03%	(1.02)%	2.23%	36.37%
Year Ended September 30, 2007	$14.41	4.37%	$26	2.06%	(0.41)%	2.26%	46.54%
Year Ended September 30, 2006	$14.71	6.17%	$20	2.03%	(0.76)%	2.27%	43.25%
Year Ended September 30, 2005	$16.10	18.71%	$4	2.04%	(0.12)%	2.25%	8.39%
Year Ended September 30, 2004	$14.06	24.56%	$1	2.25%	(0.89)%	2.44%	11.25%
May 19, 2003 to September 30, 2003 (e)	$11.40	14.00%	$1	2.64%	(1.15)%	2.64%	48.84%
International Equity Fund
Six Months Ended March 31, 2008 (Unaudited)	$6.23	(9.52)%	$393	2.33%	(0.64)%	2.48%	53.81%
Year Ended September 30, 2007	$7.62	19.28%	$244	2.13%	0.12%	2.26%	129.8%
Year Ended September 30, 2006	$10.44	16.26%	$188	2.15%	0.47%	2.25%	36.22%
Year Ended September 30, 2005	$9.07	18.38%	$92	2.23%	0.70%	2.34%	44.96%
Year Ended September 30, 2004	$7.74	18.30%	$2	2.32%	(0.04)%	2.42%	50.68%
Year Ended September 30, 2003	$6.58	8.80%	$2	2.40%	(1.06)%	2.40%	199.78%
Special Opportunities Equity Fund
Six Months Ended March 31, 2008 (Unaudited)	$16.22	(4.04)%	$51,375	1.99%	(1.03)%	1.99%	13.08%
Year Ended September 30, 2007	$17.64	21.32%	$50,577	2.03%	(0.79)%	2.03%	49.43%
Year Ended September 30, 2006	$16.01	10.34%	$34,418	2.03%	(1.02)%	2.03%	58.01%
Year Ended September 30, 2005	$15.30	19.16%	$30,299	2.06%	(1.17)%	2.08%	30.38%
Year Ended September 30, 2004	$12.95	24.17%	$15,611	2.15%	(1.51)%	2.30%	32.06%
June 2, 2003 to September 30, 2003 (e)	$10.50	5.00%	$4,052	1.80%	(1.17)%	2.52%	13.24%
Equity Income Fund
Six Months Ended March 31, 2008 (Unaudited)	$13.44	(5.94)%	$28,065	1.89%	1.74%	1.89%	18.34%
Year Ended September 30, 2007	$14.98	19.93%	$28,065	1.94%	1.79%	1.94%	37.85%
Year Ended September 30, 2006	$13.32	14.85%	$14,261	1.95%	1.52%	1.95%	45.38%
Year Ended September 30, 2005	$12.07	18.74%	$8,683	1.87%	1.77%	2.08%	39.65%
June 30, 2004 to September 30, 2004 (e)	$10.34	3.66%	$1,816	2.29%	1.14%	2.65%	1.65%
Intermediate U.S. Government Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.24	5.18%	$215	1.69%	3.36%	1.81%	86.00%
Year Ended September 30, 2007	$9.90	4.01%	$201	1.68%	3.52%	1.80%	85.83%
Year Ended September 30, 2006	$9.86	2.31%	$207	1.68%	3.47%	1.79%	127.13%
Year Ended September 30, 2005	$9.98	1.33%	$274	1.71%	2.66%	1.84%	107.04%
Year Ended September 30, 2004	$10.20	0.55%	$607	1.80%	2.15%	1.92%	98.35%
Year Ended September 30, 2003	$10.53	1.77%	$836	1.82%	2.57%	1.92%	209.07%

BB&T Funds

Financial Highlights, Class C Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities		Net investment income	Net realized gains on investments	Total Distributions
Total Return Bond Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.14	0.18	(c)	0.29	0.47		(0.19)	—	(0.19)
Year Ended September 30, 2007	$10.13	0.37	(c)	0.01	0.38		(0.37)	—	(0.37)
Year Ended September 30, 2006	$10.32	0.34	(c)	(0.12)	0.22		(0.36)	(0.05)	(0.41)
Year Ended September 30, 2005	$10.59	0.30	(c)	(0.18)	0.12		(0.36)	(0.03)	(0.39)
Year Ended September 30, 2004	$10.72	0.33		(0.08)	0.25		(0.38)	—	(0.38)
Year Ended September 30, 2003	$10.33	0.39		0.41	0.80		(0.41)	—	(0.41)
National Tax-Free Money Market Fund
Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.01	(c)	— (d)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2007	$1.00	0.02	(c)	—	0.02		(0.02)	—	(0.02)
August 1, 2006 to September 30, 2006	$1.00	—	(d)	—	—	(d)	— (d)	—	— (d)
Prime Money Market Fund
Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.02	(c)	— (d)	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.04	(c)	—	0.04		(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.03		— (d)	0.03		(0.03)	—	(0.03)
Year Ended September 30, 2005	$1.00	0.01		— (d)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2004	$1.00	—	(d)	— (d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2003	$1.00	—	(d)	—	—	(d)	— (d)	—	— (d)
U.S. Treasury Money Market Fund
Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.01	(c)	— (d)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2007	$1.00	0.04	(c)	—	0.04		(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.03		—	0.03		(0.03)	—	(0.03)
Year Ended September 30, 2005	$1.00	0.01		—	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2004	$1.00	—	(d)	—	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2003	$1.00	—	(d)	—	—	(d)	— (d)	—	— (d)
Capital Manager Conservative Growth Fund***
Six Months Ended March 31, 2008 (Unaudited)	$10.51	0.17	(c)	(0.57)	(0.40)		(0.22)	(0.73)	(0.95)
Year Ended September 30, 2007	$9.93	0.27	(c)	0.53	0.80		(0.22)	—	(0.22)
Year Ended September 30, 2006	$9.73	0.23	(c)	0.23	0.46		(0.26)	—	(0.26)
Year Ended September 30, 2005	$9.27	0.16		0.45	0.61		(0.15)	—	(0.15)
Year Ended September 30, 2004	$8.82	0.09	(c)	0.44	0.53		(0.08)	—	(0.08)
Year Ended September 30, 2003	$8.26	0.09		0.61	0.70		(0.10)	(0.04)	(0.14)
Capital Manager Moderate Growth Fund***
Six Months Ended March 31, 2008 (Unaudited)	$10.81	0.18	(c)	(1.06)	(0.88)		(0.24)	(1.13)	(1.37)
Year Ended September 30, 2007	$10.10	0.21	(c)	0.86	1.07		(0.14)	(0.22)	(0.36)
Year Ended September 30, 2006	$9.69	0.17	(c)	0.42	0.59		(0.18)	—	(0.18)
Year Ended September 30, 2005	$8.91	0.09	(c)	0.77	0.86		(0.08)	—	(0.08)
Year Ended September 30, 2004	$8.18	0.01	(c)	0.73	0.74		(0.01)	—	(0.01)
Year Ended September 30, 2003	$7.42	0.03		0.82	0.85		(0.08)	(0.01)	(0.09)
Capital Manager Growth Fund***
Six Months Ended March 31, 2008 (Unaudited)	$10.92	0.17	(c)	(1.34)	(1.17)		(0.25)	(1.37)	(1.62)
Year Ended September 30, 2007	$10.05	0.18	(c)	1.04	1.22		(0.08)	(0.27)	(0.35)
Year Ended September 30, 2006	$9.52	0.11	(c)	0.57	0.68		(0.15)	—	(0.15)
Year Ended September 30, 2005	$8.56	0.04	(c)	0.95	0.99		(0.03)	—	(0.03)
Year Ended September 30, 2004	$7.71	(0.02	)(c)	0.87	0.85		—	—	—
Year Ended September 30, 2003	$6.80	(0.01	)(c)	0.93	0.92		(0.01)	—	(0.01)
Capital Manager Equity Fund***
Six Months Ended March 31, 2008 (Unaudited)	$11.87	0.17	(c)	(1.77)	(1.60)		(0.27)	(1.81)	(2.08)
Year Ended September 30, 2007	$11.22	0.12	(c)	1.41	1.53		(0.03)	(0.85)	(0.88)
Year Ended September 30, 2006	$10.64	0.10	(c)	0.78	0.88		(0.11)	(0.19)	(0.30)
Year Ended September 30, 2005	$9.33	(0.01	)(c)	1.32	1.31		— (d)	—	— (d)
Year Ended September 30, 2004	$8.28	(0.05	)(c)	1.10	1.05		—	—	—
Year Ended September 30, 2003	$7.26	(0.05	)(c)	1.12	1.07		— (d)	(0.05)	(0.05)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
	Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)
Total Return Bond Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.43	4.72%	$132	1.67%	3.54%	1.79%	118.32%
Year Ended September 30, 2007	$10.14	3.83%	$115	1.68%	3.61%	1.80%	222.24%
Year Ended September 30, 2006	$10.13	2.18%	$116	1.68%	3.35%	1.79%	226.36%
Year Ended September 30, 2005	$10.32	1.21%	$218	1.71%	2.88%	1.84%	173.74%
Year Ended September 30, 2004	$10.59	2.44%	$257	1.82%	3.09%	1.94%	31.95%
Year Ended September 30, 2003	$10.72	7.86%	$282	1.83%	3.61%	1.94%	43.98%
National Tax-Free Money Market Fund

Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.89%	$1	1.41%	1.76%	1.42%	—
Year Ended September 30, 2007	$1.00	2.26%	$1	1.45%	2.24%	1.50%	—
August 1, 2006 to September 30, 2006	$1.00	0.36%	$1	1.39%	2.19%	1.78%	—
Prime Money Market Fund

Six Months Ended March 31, 2008 (Unaudited)	$1.00	1.61%	$457	1.48%	3.26%	1.60%	—
Year Ended September 30, 2007	$1.00	3.99%	$460	1.48%	3.91%	1.59%	—
Year Ended September 30, 2006	$1.00	3.35%	$393	1.48%	3.35%	1.59%	—
Year Ended September 30, 2005	$1.00	1.32%	$326	1.49%	1.29%	1.64%	—
Year Ended September 30, 2004	$1.00	0.06%	$453	1.20%	0.06%	1.70%	—
Year Ended September 30, 2003	$1.00	0.15%	$555	1.30%	0.14%	1.69%	—
U.S. Treasury Money Market Fund

Six Months Ended March 31, 2008 (Unaudited)	$1.00	1.05%	$43	1.38%	2.09%	1.58%	—
Year Ended September 30, 2007	$1.00	3.68%	$42	1.47%	3.63%	1.61%	—
Year Ended September 30, 2006	$1.00	3.13%	$55	1.45%	3.30%	1.59%	—
Year Ended September 30, 2005	$1.00	1.07%	$38	1.50%	1.40%	1.66%	—
Year Ended September 30, 2004	$1.00	0.05%	$5	1.02%	0.05%	1.71%	—
Year Ended September 30, 2003	$1.00	0.16%	$8	1.12%	0.17%	1.70%	—
Capital Manager Conservative Growth Fund***

Six Months Ended March 31, 2008 (Unaudited)	$9.16	(4.12)%	$63	1.11%	3.38%	1.36%	11.99%
Year Ended September 30, 2007	$10.51	8.11%	$11	1.10%	2.58%	1.41%	29.58%
Year Ended September 30, 2006	$9.93	4.75%	$127	1.08%	2.35%	1.45%	5.69%
Year Ended September 30, 2005	$9.73	6.58%	$155	1.20%	1.63%	1.52%	52.50%
Year Ended September 30, 2004	$9.27	6.06%	$180	1.44%	0.93%	1.64%	2.47%
Year Ended September 30, 2003	$8.82	8.50%	$148	1.53%	1.05%	1.73%	33.03%
Capital Manager Moderate Growth Fund***

Six Months Ended March 31, 2008 (Unaudited)	$8.56	(9.04)%	$95	1.11%	3.64%	1.36%	16.55%
Year Ended September 30, 2007	$10.81	10.72%	$156	1.11%	1.98%	1.42%	40.05%
Year Ended September 30, 2006	$10.10	6.19%	$139	1.10%	1.71%	1.47%	7.33%
Year Ended September 30, 2005	$9.69	9.62%	$122	1.25%	0.95%	1.56%	37.83%
Year Ended September 30, 2004	$8.91	9.08%	$178	1.49%	0.17%	1.69%	0.17%
Year Ended September 30, 2003	$8.18	11.39%	$182	1.51%	0.40%	1.71%	21.46%
Capital Manager Growth Fund***

Six Months Ended March 31, 2008 (Unaudited)	$8.13	(12.02)%	$76	1.11%	3.62%	1.36%	16.85%
Year Ended September 30, 2007	$10.92	12.33%	$78	1.11%	1.74%	1.43%	44.48%
Year Ended September 30, 2006	$10.05	7.19%	$61	1.11%	1.17%	1.46%	6.26%
Year Ended September 30, 2005	$9.52	11.61%	$37	1.26%	0.43%	1.59%	26.22%
Year Ended September 30, 2004	$8.56	11.02%	$63	1.50%	(0.23)%	1.73%	0.19%
Year Ended September 30, 2003	$7.71	13.48%	$52	1.54%	(0.14)%	1.74%	17.80%
Capital Manager Equity Fund***

Six Months Ended March 31, 2008 (Unaudited)	$8.19	(15.53)%	$1	0.95%	3.62%	1.33%	15.25%
Year Ended September 30, 2007	$11.87	14.13%	$1	1.00%	1.02%	1.25%	48.80%
Year Ended September 30, 2006	$11.22	8.44%	$10	1.11%	0.90%	1.48%	1.48%
Year Ended September 30, 2005	$10.64	14.15%	$19	1.27%	(0.09)%	1.63%	2.14%
Year Ended September 30, 2004	$9.33	12.68%	$85	1.52%	(0.54)%	1.81%	3.10%
Year Ended September 30, 2003	$8.28	14.78%	$28	1.73%	(0.66)%	1.92%	8.30%

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Large Cap Fund
Six Months Ended March 31, 2008 (Unaudited)	$19.20	0.09	(c)	(3.38)	(3.29)	(0.09)	(2.73)	(2.82)
Year Ended September 30, 2007	$20.38	0.29	(c)	2.16	2.45	(0.28)	(3.35)	(3.63)
Year Ended September 30, 2006	$19.51	0.35	(c)	2.31	2.66	(0.35)	(1.44)	(1.79)
Year Ended September 30, 2005	$17.29	0.34		2.22	2.56	(0.34)	—	(0.34)
Year Ended September 30, 2004	$14.90	0.26		2.39	2.65	(0.26)	—	(0.26)
Year Ended September 30, 2003	$12.87	0.27		2.03	2.30	(0.27)	—	(0.27)
Mid Cap Value Fund
Six Months Ended March 31, 2008 (Unaudited)	$15.00	0.03	(c)	(2.88)	(2.85)	(0.03)	(1.36)	(1.39)
Year Ended September 30, 2007	$13.54	0.08	(c)	2.13	2.21	(0.06)	(0.69)	(0.75)
Year Ended September 30, 2006	$13.38	0.06	(c)	1.62	1.68	(0.07)	(1.45)	(1.52)
Year Ended September 30, 2005	$15.41	0.17	(c)	3.05	3.22	(0.16)	(5.09)	(5.25)
Year Ended September 30, 2004	$12.98	0.22	(c)	2.42	2.64	(0.21)	—	(0.21)
Year Ended September 30, 2003	$10.93	0.19	(c)	2.04	2.23	(0.18)	—	(0.18)
Mid Cap Growth Fund
Six Months Ended March 31, 2008 (Unaudited)	$15.73	(0.03	)(c)	(2.02)	(2.05)	—	(1.03)	(1.03)
Year Ended September 30, 2007	$13.09	(0.04	)(c)	4.35	4.31	(0.02)	(1.65)	(1.67)
Year Ended September 30, 2006	$14.51	0.02	(c)	0.02 (d)	0.04	(0.04)	(1.42)	(1.46)
Year Ended September 30, 2005	$11.40	(0.06	)(c)	3.31	3.25	—	(0.14)	(0.14)
Year Ended September 30, 2004	$10.22	(0.08)		1.26	1.18	—	—	—
Year Ended September 30, 2003	$8.36	(0.06)		1.92	1.86	—	—	—
Small Cap Fund
Six Months Ended March 31, 2008 (Unaudited)	$15.03	—	(c)(e)	(1.95)	(1.95)	—	(1.20)	(1.20)
Year Ended September 30, 2007	$15.19	0.10	(c)	0.75	0.85	(0.10)	(0.91)	(1.01)
Year Ended September 30, 2006	$16.44	0.05	(c)	1.05	1.10	(0.05)	(2.30)	(2.35)
Year Ended September 30, 2005	$14.23	0.16	(c)	2.62	2.78	(0.15)	(0.42)	(0.57)
Year Ended September 30, 2004	$11.44	0.02	(c)	2.91	2.93	(0.02)	(0.12)	(0.14)
May 19, 2003 to September 30, 2003 (f)	$10.00	(0.01	)(c)	1.45	1.44	— (e)	—	— (e)
International Equity Fund
Six Months Ended March 31, 2008 (Unaudited)	$8.64	0.02	(c)	(0.70)	(0.68)	(0.03)	(0.75)	(0.78)
Year Ended September 30, 2007	$11.23	0.14	(c)	1.88	2.02	(0.09)	(4.52)	(4.61)
Year Ended September 30, 2006	$9.72	0.18	(c)	1.50	1.68	(0.17)	—	(0.17)
Year Ended September 30, 2005	$8.24	0.12	(c)	1.49	1.61	(0.13)	—	(0.13)
Year Ended September 30, 2004	$6.98	0.10	(c)	1.26	1.36	(0.10)	—	(0.10)
Year Ended September 30, 2003	$6.41	0.05	(c)	0.57	0.62	(0.05)	—	(0.05)
Special Opportunities Equity Fund
Six Months Ended March 31, 2008 (Unaudited)	$18.51	—	(c)(e)	(0.62)	(0.62)	—	(0.75)	(0.75)
Year Ended September 30, 2007	$16.57	0.03	(c)	3.51	3.54	—	(1.60)	(1.60)
Year Ended September 30, 2006	$15.65	—	(e)	1.71	1.71	—	(0.79)	(0.79)
Year Ended September 30, 2005	$13.12	(0.03)		2.68	2.65	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.53	(0.05)		2.72	2.67	—	(0.08)	(0.08)
June 2, 2003 to September 30, 2003 (f)	$10.00	—	(e)	0.53	0.53	— (e)	—	— (e)
Equity Income Fund
Six Months Ended March 31, 2008 (Unaudited)	$15.05	0.19	(c)	(0.98)	(0.79)	(0.16)	(0.58)	(0.74)
Year Ended September 30, 2007	$13.37	0.40	(c)	2.31	2.71	(0.35)	(0.68)	(1.03)
Year Ended September 30, 2006	$12.10	0.32		1.57	1.89	(0.35)	(0.27)	(0.62)
Year Ended September 30, 2005	$10.35	0.28		1.76	2.04	(0.27)	(0.02)	(0.29)
June 30, 2004 to September 30, 2004 (f)	$10.00	0.05	(c)	0.34	0.39	(0.04)	—	(0.04)
Short U.S. Government Fund
Six Months Ended March 31, 2008 (Unaudited)	$9.53	0.19	(c)	0.21	0.40	(0.24)	—	(0.24)
Year Ended September 30, 2007	$9.49	0.38	(c)	0.08	0.46	(0.42)	—	(0.42)
Year Ended September 30, 2006	$9.51	0.30	(c)	0.01 (d)	0.31	(0.33)	—	(0.33)
Year Ended September 30, 2005	$9.71	0.25		(0.13)	0.12	(0.32)	—	(0.32)
Year Ended September 30, 2004	$9.90	0.20		(0.11)	0.09	(0.28)	—	(0.28)
Year Ended September 30, 2003	$10.09	0.29		(0.11)	0.18	(0.37)	—	(0.37)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.
(e)	Amount is less than $0.005.
(f)	Period from commencement of operations.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
	Net Asset Value, End of Period	Total Return (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)
Large Cap Fund
Six Months Ended March 31, 2008 (Unaudited)	$13.09	(18.78)%	$412,001	0.92%	1.18%	0.96%	15.25%
Year Ended September 30, 2007	$19.20	12.89%	$602,101	0.91%	1.50%	0.96%	68.60%
Year Ended September 30, 2006	$20.38	14.59%	$660,667	0.89%	1.80%	0.93%	34.83%
Year Ended September 30, 2005	$19.51	14.92%	$605,493	0.89%	1.82%	0.99%	19.50%
Year Ended September 30, 2004	$17.29	17.86%	$620,186	0.95%	1.58%	1.06%	16.40%
Year Ended September 30, 2003	$14.90	17.98%	$475,289	0.92%	1.90%	1.06%	18.89%
Mid Cap Value Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.76	(20.39)%	$186,335	0.90%	0.49%	0.94%	26.63%
Year Ended September 30, 2007	$15.00	16.75%	$243,437	0.91%	0.53%	0.95%	58.59%
Year Ended September 30, 2006	$13.54	13.52%	$209,685	0.89%	0.48%	0.93%	53.92%
Year Ended September 30, 2005	$13.38	21.14%	$172,295	0.89%	1.02%	0.99%	126.99%
Year Ended September 30, 2004	$15.41	20.44%	$182,791	0.98%	1.47%	1.10%	19.17%
Year Ended September 30, 2003	$12.98	20.60%	$142,280	0.95%	1.57%	1.10%	18.28%
Mid Cap Growth Fund
Six Months Ended March 31, 2008 (Unaudited)	$12.65	(14.21)%	$181,710	0.89%	(0.47)%	0.93%	88.26%
Year Ended September 30, 2007	$15.73	36.43%	$197,736	0.90%	(0.25)%	0.94%	134.95%
Year Ended September 30, 2006	$13.09	(0.15)%	$132,677	0.89%	0.17%	0.94%	140.90%
Year Ended September 30, 2005	$14.51	28.73%	$126,785	0.91%	(0.46)%	1.01%	92.74%
Year Ended September 30, 2004	$11.40	11.55%	$118,012	1.00%	(0.65)%	1.11%	138.61%
Year Ended September 30, 2003	$10.22	22.25%	$100,226	0.95%	(0.72)%	1.12%	125.97%
Small Cap Fund
Six Months Ended March 31, 2008 (Unaudited)	$11.88	(13.62)%	$54,336	1.05%	(0.04)%	1.25%	36.37%
Year Ended September 30, 2007	$15.03	5.43%	$82,389	1.06%	0.62%	1.26%	46.54%
Year Ended September 30, 2006	$15.19	7.23%	$110,722	1.02%	0.30%	1.26%	43.25%
Year Ended September 30, 2005	$16.44	19.99%	$61,046	1.05%	1.07%	1.28%	8.39%
Year Ended September 30, 2004	$14.23	25.78%	$66,802	1.26%	0.15%	1.42%	11.25%
May 19, 2003 to September 30, 2003 (f)	$11.44	14.43%	$43,462	1.69%	(0.17)%	1.69%	48.84%
International Equity Fund
Six Months Ended March 31, 2008 (Unaudited)	$7.18	(8.97)%	$145,978	1.29%	0.56%	1.44%	53.81%
Year Ended September 30, 2007	$8.64	20.39%	$164,147	1.13%	1.13%	1.26%	129.8%
Year Ended September 30, 2006	$11.23	17.38%	$253,690	1.15%	1.68%	1.25%	36.22%
Year Ended September 30, 2005	$9.72	19.61%	$229,406	1.20%	1.34%	1.33%	44.96%
Year Ended September 30, 2004	$8.24	19.48%	$233,275	1.32%	1.30%	1.42%	50.68%
Year Ended September 30, 2003	$6.98	9.72%	$187,315	1.40%	0.78%	1.41%	199.78%
Special Opportunities Equity Fund
Six Months Ended March 31, 2008 (Unaudited)	$17.14	(3.57)%	$137,093	0.99%	(0.04)%	0.99%	13.08%
Year Ended September 30, 2007	$18.51	22.55%	$127,210	1.03%	0.18%	1.03%	49.43%
Year Ended September 30, 2006	$16.57	11.50%	$67,232	1.03%	(0.02)%	1.03%	58.01%
Year Ended September 30, 2005	$15.65	20.29%	$60,823	1.06%	(0.18)%	1.08%	30.38%
Year Ended September 30, 2004	$13.12	25.44%	$39,816	1.12%	(0.49)%	1.32%	32.06%
June 2, 2003 to September 30, 2003 (f)	$10.53	5.31%	$26,360	0.82%	(0.11)%	1.64%	13.24%
Equity Income Fund
Six Months Ended March 31, 2008 (Unaudited)	$13.52	(5.47)%	$65,901	0.90%	2.76%	0.90%	18.34%
Year Ended September 30, 2007	$15.05	21.16%	$46,053	0.94%	2.81%	0.94%	37.85%
Year Ended September 30, 2006	$13.37	16.04%	$35,205	0.95%	2.55%	0.95%	45.38%
Year Ended September 30, 2005	$12.10	19.88%	$30,588	0.90%	2.62%	1.12%	39.65%
June 30, 2004 to September 30, 2004 (f)	$10.35	3.94%	$21,128	1.29%	1.91%	1.63%	1.65%
Short U.S. Government Fund
Six Months Ended March 31, 2008 (Unaudited)	$9.69	4.21%	$41,466	0.66%	3.84%	0.81%	31.80%
Year Ended September 30, 2007	$9.53	4.93%	$40,756	0.66%	4.01%	0.81%	44.10%
Year Ended September 30, 2006	$9.49	3.37%	$66,371	0.64%	3.21%	0.79%	98.08%
Year Ended September 30, 2005	$9.51	1.21%	$155,786	0.66%	2.64%	0.84%	33.67%
Year Ended September 30, 2004	$9.71	0.96%	$195,920	0.74%	2.10%	0.91%	62.59%
Year Ended September 30, 2003	$9.90	1.78%	$199,980	0.76%	2.81%	0.91%	93.86%

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Intermediate U.S. Government Fund
Six Months Ended March 31, 2008 (Unaudited)	$9.94	0.22	(c)	0.35	0.57	(0.22)	—	(0.22)
Year Ended September 30, 2007	$9.90	0.45	(c)	0.04	0.49	(0.45)	—	(0.45)
Year Ended September 30, 2006	$10.03	0.44	(c)	(0.13)	0.31	(0.44)	—	(0.44)
Year Ended September 30, 2005	$10.25	0.37	(c)	(0.13)	0.24	(0.41)	(0.05)	(0.46)
Year Ended September 30, 2004	$10.58	0.34		(0.18)	0.16	(0.36)	(0.13)	(0.49)
Year Ended September 30, 2003	$10.78	0.37		(0.07)	0.30	(0.41)	(0.09)	(0.50)
Total Return Bond Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.13	0.23	(c)	0.29	0.52	(0.24)	—	(0.24)
Year Ended September 30, 2007	$10.13	0.47	(c)	—	0.47	(0.47)	—	(0.47)
Year Ended September 30, 2006	$10.32	0.45	(c)	(0.13)	0.32	(0.46)	(0.05)	(0.51)
Year Ended September 30, 2005	$10.59	0.39	(c)	(0.16)	0.23	(0.47)	(0.03)	(0.50)
Year Ended September 30, 2004	$10.72	0.44		(0.08)	0.36	(0.49)	—	(0.49)
Year Ended September 30, 2003	$10.33	0.49		0.41	0.90	(0.51)	—	(0.51)
Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.05	0.17	(c)	0.13	0.30	(0.17)	—	(0.17)
Year Ended September 30, 2007	$10.11	0.35	(c)	(0.06)	0.29	(0.35)	—	(0.35)
Year Ended September 30, 2006	$10.04	0.33		0.07	0.40	(0.33)	—	(0.33)
Year Ended September 30, 2005	$10.20	0.29	(c)	(0.16)	0.13	(0.29)	—	(0.29)
Year Ended September 30, 2004	$10.22	0.28	(c)	(0.02)	0.26	(0.28)	—	(0.28)
February 24, 2003 to September 30, 2003 (d)	$10.00	0.16	(c)	0.20	0.36	(0.14)	—	(0.14)
Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.17	0.17	(c)	0.15	0.32	(0.17)	—	(0.17)
Year Ended September 30, 2007	$10.13	0.33	(c)	0.04	0.37	(0.33)	—	(0.33)
Year Ended September 30, 2006	$10.04	0.31		0.09	0.40	(0.31)	—	(0.31)
Year Ended September 30, 2005	$10.16	0.28	(c)	(0.12)	0.16	(0.28)	—	(0.28)
Year Ended September 30, 2004	$10.16	0.25		— (e)	0.25	(0.25)	—	(0.25)
February 24, 2003 to September 30, 2003 (d)	$10.00	0.13		0.16	0.29	(0.13)	—	(0.13)
North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.33	0.19	(c)	0.08	0.27	(0.19)	(0.04)	(0.23)
Year Ended September 30, 2007	$10.38	0.38	(c)	(0.04)	0.34	(0.38)	(0.01)	(0.39)
Year Ended September 30, 2006	$10.46	0.39		— (e)	0.39	(0.38)	(0.09)	(0.47)
Year Ended September 30, 2005	$10.66	0.38		(0.19)	0.19	(0.37)	(0.02)	(0.39)
Year Ended September 30, 2004	$10.81	0.35		(0.12)	0.23	(0.34)	(0.04)	(0.38)
Year Ended September 30, 2003	$10.86	0.35		(0.01)	0.34	(0.35)	(0.04)	(0.39)
South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.21	0.18	(c)	0.11	0.29	(0.18)	(0.09)	(0.27)
Year Ended September 30, 2007	$10.29	0.37	(c)	(0.06)	0.31	(0.38)	(0.01)	(0.39)
Year Ended September 30, 2006	$10.47	0.37		— (e)	0.37	(0.37)	(0.18)	(0.55)
Year Ended September 30, 2005	$10.74	0.36		(0.19)	0.17	(0.36)	(0.08)	(0.44)
Year Ended September 30, 2004	$10.81	0.35		(0.06)	0.29	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2003	$10.81	0.35		— (e)	0.35	(0.35)	—	(0.35)
Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2008 (Unaudited)	$11.31	0.20	(c)	0.14	0.34	(0.20)	(0.05)	(0.25)
Year Ended September 30, 2007	$11.39	0.41	(c)	(0.05)	0.36	(0.42)	(0.02)	(0.44)
Year Ended September 30, 2006	$11.49	0.42		(0.04)	0.38	(0.42)	(0.06)	(0.48)
Year Ended September 30, 2005	$11.74	0.42		(0.23)	0.19	(0.42)	(0.02)	(0.44)
Year Ended September 30, 2004	$11.95	0.40		(0.13)	0.27	(0.40)	(0.08)	(0.48)
Year Ended September 30, 2003	$11.99	0.39		— (e)	0.39	(0.39)	(0.04)	(0.43)
West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2008 (Unaudited)	$9.72	0.18	(c)	(0.02)	0.16	(0.18)	(0.02)	(0.20)
Year Ended September 30, 2007	$9.80	0.37	(c)	(0.05)	0.32	(0.37)	(0.03)	(0.40)
Year Ended September 30, 2006	$9.86	0.40		(0.01)	0.39	(0.39)	(0.06)	(0.45)
Year Ended September 30, 2005	$10.09	0.37	(c)	(0.15)	0.22	(0.37)	(0.08)	(0.45)
Year Ended September 30, 2004	$10.21	0.36		(0.09)	0.27	(0.35)	(0.04)	(0.39)
Year Ended September 30, 2003	$10.35	0.35		0.02	0.37	(0.35)	(0.16)	(0.51)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Period from commencement of operations.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
	Net Asset Value, End of Period	Total Return (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)
Intermediate U.S. Government Fund
Six Months Ended March 31, 2008 (Unaudited)	$10.29	5.80%	$130,927	0.69%	4.36%	0.81%	86.00%
Year Ended September 30, 2007	$9.94	5.04%	$132,403	0.68%	4.49%	0.80%	85.83%
Year Ended September 30, 2006	$9.90	3.23%	$252,402	0.67%	4.45%	0.79%	127.13%
Year Ended September 30, 2005	$10.03	2.34%	$539,038	0.70%	3.67%	0.83%	107.04%
Year Ended September 30, 2004	$10.25	1.56%	$534,682	0.80%	3.15%	0.92%	98.35%
Year Ended September 30, 2003	$10.58	2.88%	$447,665	0.82%	3.43%	0.92%	209.07%
Total Return Bond Fund

Six Months Ended March 31, 2008 (Unaudited)	$10.42	5.24%	$457,687	0.67%	4.53%	0.79%	118.32%
Year Ended September 30, 2007	$10.13	4.77%	$433,382	0.68%	4.62%	0.80%	222.24%
Year Ended September 30, 2006	$10.13	3.30%	$367,353	0.67%	4.42%	0.79%	226.36%
Year Ended September 30, 2005	$10.32	2.23%	$461,749	0.71%	3.87%	0.83%	173.74%
Year Ended September 30, 2004	$10.59	3.47%	$272,749	0.82%	4.09%	0.94%	31.95%
Year Ended September 30, 2003	$10.72	8.95%	$215,000	0.83%	4.61%	0.94%	43.98%
Kentucky Intermediate Tax-Free Fund

Six Months Ended March 31, 2008 (Unaudited)	$10.18	3.00%	$10,552	0.65%	3.34%	0.85%	29.48%
Year Ended September 30, 2007	$10.05	2.92%	$10,625	0.65%	3.45%	0.85%	69.73%
Year Ended September 30, 2006	$10.11	4.04%	$11,175	0.66%	3.26%	0.87%	64.55%
Year Ended September 30, 2005	$10.04	1.28%	$15,569	0.68%	2.87%	0.97%	37.50%
Year Ended September 30, 2004	$10.20	2.61%	$13,441	0.63%	2.78%	1.07%	24.78%
February 24, 2003 to September 30, 2003 (d)	$10.22	3.63%	$14,759	0.53%	2.56%	1.23%	42.87%
Maryland Intermediate Tax-Free Fund

Six Months Ended March 31, 2008 (Unaudited)	$10.32	3.16%	$9,553	0.58%	3.30%	0.88%	47.11%
Year Ended September 30, 2007	$10.17	3.74%	$8,374	0.59%	3.29%	0.89%	136.09%
Year Ended September 30, 2006	$10.13	4.10%	$8,003	0.60%	3.13%	0.90%	219.80%
Year Ended September 30, 2005	$10.04	1.60%	$10,084	0.58%	2.78%	1.03%	44.67%
Year Ended September 30, 2004	$10.16	2.52%	$9,108	0.60%	2.47%	1.23%	55.18%
February 24, 2003 to September 30, 2003 (d)	$10.16	2.93%	$4,897	0.61%	2.27%	1.65%	40.16%
North Carolina Intermediate Tax-Free Fund

Six Months Ended March 31, 2008 (Unaudited)	$10.37	2.65%	$100,155	0.65%	3.57%	0.80%	42.8%
Year Ended September 30, 2007	$10.33	3.33%	$96,282	0.66%	3.65%	0.81%	106.16%
Year Ended September 30, 2006	$10.38	3.84%	$87,854	0.65%	3.70%	0.80%	94.95%
Year Ended September 30, 2005	$10.46	1.80%	$93,418	0.68%	3.51%	0.86%	60.84%
Year Ended September 30, 2004	$10.66	2.15%	$96,738	0.75%	3.18%	0.92%	67.80%
Year Ended September 30, 2003	$10.81	3.19%	$95,613	0.77%	3.26%	0.92%	44.56%
South Carolina Intermediate Tax-Free Fund

Six Months Ended March 31, 2008 (Unaudited)	$10.23	2.92%	$13,814	0.72%	3.51%	0.87%	78.84%
Year Ended September 30, 2007	$10.21	3.08%	$12,789	0.68%	3.60%	0.85%	68.69%
Year Ended September 30, 2006	$10.29	3.66%	$15,426	0.69%	3.58%	0.86%	80.24%
Year Ended September 30, 2005	$10.47	1.62%	$16,468	0.71%	3.44%	0.93%	56.03%
Year Ended September 30, 2004	$10.74	2.77%	$17,488	0.75%	3.26%	0.94%	32.63%
Year Ended September 30, 2003	$10.81	3.35%	$18,297	0.72%	3.31%	0.93%	32.04%
Virginia Intermediate Tax-Free Fund

Six Months Ended March 31, 2008 (Unaudited)	$11.40	3.09%	$71,067	0.65%	3.53%	0.80%	32.15%
Year Ended September 30, 2007	$11.31	3.21%	$68,911	0.66%	3.64%	0.81%	85.36%
Year Ended September 30, 2006	$11.39	3.49%	$65,652	0.65%	3.80%	0.80%	76.53%
Year Ended September 30, 2005	$11.49	1.66%	$67,579	0.68%	3.60%	0.86%	48.04%
Year Ended September 30, 2004	$11.74	2.29%	$68,786	0.76%	3.37%	0.93%	45.07%
Year Ended September 30, 2003	$11.95	3.31%	$77,577	0.78%	3.28%	0.92%	34.17%
West Virginia Intermediate Tax-Free Fund

Six Months Ended March 31, 2008 (Unaudited)	$9.68	1.62%	$54,437	0.67%	3.69%	0.67%	23.74%
Year Ended September 30, 2007	$9.72	3.37%	$52,518	0.66%	3.85%	0.66%	49.60%
Year Ended September 30, 2006	$9.80	4.10%	$50,916	0.65%	4.03%	0.65%	50.14%
Year Ended September 30, 2005	$9.86	2.22%	$55,662	0.68%	3.74%	0.72%	32.10%
Year Ended September 30, 2004	$10.09	2.76%	$63,518	0.76%	3.49%	0.78%	16.24%
Year Ended September 30, 2003	$10.21	3.77%	$79,361	0.73%	3.48%	0.76%	25.59%

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions
	Net Asset Value, Beginning of Period	Net investment income		Net realized/ unrealized gains (losses) on investments		Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
National Tax-Free Money Market Fund
Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.01	(c)	—	(d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2007	$1.00	0.03	(c)	—		0.03	(0.03)	—	(0.03)
August 1, 2006 to September 30, 2006	$1.00	0.01		—		0.01	(0.01)	—	(0.01)
Prime Money Market Fund
Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.02	(c)	—	(d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.05	(c)	—		0.05	(0.05)	—	(0.05)
Year Ended September 30, 2006	$1.00	0.04		—	(d)	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2005	$1.00	0.02		—	(d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2004	$1.00	0.01		—		0.01	(0.01)	—	(0.01)
Year Ended September 30, 2003	$1.00	0.01		—		0.01	(0.01)	—	(0.01)
U.S. Treasury Money Market Fund
Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.02	(c)	—	(d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.05	(c)	—		0.05	(0.05)	—	(0.05)
Year Ended September 30, 2006	$1.00	0.04		—		0.04	(0.04)	—	(0.04)
Year Ended September 30, 2005	$1.00	0.02		—		0.02	(0.02)	—	(0.02)
Year Ended September 30, 2004	$1.00	0.01		—		0.01	(0.01)	—	(0.01)
Year Ended September 30, 2003	$1.00	0.01		—		0.01	(0.01)	—	(0.01)
Capital Manager Conservative Growth Fund***
Six Months Ended March 31, 2008 (Unaudited)	$10.62	0.22	(c)	(0.57)		(0.35)	(0.27)	(0.73)	(1.00)
Year Ended September 30, 2007	$10.04	0.38	(c)	0.53		0.91	(0.33)	—	(0.33)
Year Ended September 30, 2006	$9.83	0.33	(c)	0.24		0.57	(0.36)	—	(0.36)
Year Ended September 30, 2005	$9.36	0.26		0.46		0.72	(0.25)	—	(0.25)
Year Ended September 30, 2004	$8.90	0.18	(c)	0.46		0.64	(0.18)	—	(0.18)
Year Ended September 30, 2003	$8.33	0.18		0.61		0.79	(0.18)	(0.04)	(0.22)
Capital Manager Moderate Growth Fund***
Six Months Ended March 31, 2008 (Unaudited)	$10.99	0.22	(c)	(1.07)		(0.85)	(0.29)	(1.13)	(1.42)
Year Ended September 30, 2007	$10.25	0.32	(c)	0.88		1.20	(0.24)	(0.22)	(0.46)
Year Ended September 30, 2006	$9.83	0.27	(c)	0.43		0.70	(0.28)	—	(0.28)
Year Ended September 30, 2005	$9.04	0.19	(c)	0.77		0.96	(0.17)	—	(0.17)
Year Ended September 30, 2004	$8.30	0.10	(c)	0.74		0.84	(0.10)	—	(0.10)
Year Ended September 30, 2003	$7.47	0.10		0.82		0.92	(0.08)	(0.01)	(0.09)
Capital Manager Growth Fund***
Six Months Ended March 31, 2008 (Unaudited)	$11.14	0.21	(c)	(1.35)		(1.14)	(0.30)	(1.37)	(1.67)
Year Ended September 30, 2007	$10.24	0.27	(c)	1.08		1.35	(0.18)	(0.27)	(0.45)
Year Ended September 30, 2006	$9.69	0.22	(c)	0.57		0.79	(0.24)	—	(0.24)
Year Ended September 30, 2005	$8.70	0.15	(c)	0.97		1.12	(0.13)	—	(0.13)
Year Ended September 30, 2004	$7.81	0.07	(c)	0.88		0.95	(0.06)	—	(0.06)
Year Ended September 30, 2003	$6.87	0.06	(c)	0.93		0.99	(0.05)	—	(0.05)
Capital Manager Equity Fund***
Six Months Ended March 31, 2008 (Unaudited)	$12.35	0.23	(c)	(1.85)		(1.62)	(0.32)	(1.81)	(2.13)
Year Ended September 30, 2007	$11.65	0.25	(c)	1.42		1.67	(0.12)	(0.85)	(0.97)
Year Ended September 30, 2006	$11.02	0.20	(c)	0.84		1.04	(0.22)	(0.19)	(0.41)
Year Ended September 30, 2005	$9.64	0.12	(c)	1.34		1.46	(0.08)	—	(0.08)
Year Ended September 30, 2004	$8.49	0.04	(c)	1.14		1.18	(0.03)	—	(0.03)
Year Ended September 30, 2003	$7.39	0.02	(c)	1.15		1.17	(0.02)	(0.05)	(0.07)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$1.00	1.40%	$103,880	0.41%	2.78%	0.46%	—
$1.00	3.33%	$109,590	0.41%	3.28%	0.46%	—
$1.00	0.53%	$95,757	0.40%	3.14%	0.79%	—

$1.00	2.11%	$1,111,115	0.47%	4.13%	0.59%	—
$1.00	5.03%	$788,160	0.48%	4.92%	0.60%	—
$1.00	4.38%	$731,616	0.48%	4.34%	0.59%	—
$1.00	2.34%	$510,941	0.49%	2.31%	0.63%	—
$1.00	0.70%	$529,849	0.57%	0.69%	0.70%	—
$1.00	0.87%	$667,534	0.60%	0.86%	0.69%	—

$1.00	1.53%	$612,098	0.44%	3.02%	0.58%	—
$1.00	4.72%	$557,282	0.46%	4.62%	0.60%	—
$1.00	4.15%	$481,484	0.46%	4.04%	0.59%	—
$1.00	2.11%	$592,736	0.48%	2.02%	0.64%	—
$1.00	0.54%	$926,162	0.57%	0.53%	0.71%	—
$1.00	0.67%	$838,022	0.61%	0.67%	0.70%	—

$9.27	(3.61)%	$43,807	0.11%	4.40%	0.36%	11.99%
$10.62	9.16%	$47,520	0.10%	3.62%	0.41%	29.58%
$10.04	5.87%	$47,046	0.08%	3.35%	0.45%	5.69%
$9.83	7.70%	$71,796	0.20%	2.64%	0.51%	52.50%
$9.36	7.16%	$67,925	0.44%	1.93%	0.64%	2.47%
$8.90	9.55%	$31,748	0.53%	2.09%	0.73%	33.03%

$8.72	(8.60)%	$25,158	0.11%	4.52%	0.36%	16.55%
$10.99	11.80%	$28,961	0.11%	3.02%	0.42%	40.05%
$10.25	7.33%	$25,699	0.10%	2.65%	0.47%	7.33%
$9.83	10.69%	$43,353	0.23%	2.01%	0.56%	37.83%
$9.04	10.12%	$33,971	0.49%	1.17%	0.69%	0.17%
$8.30	12.40%	$26,168	0.50%	1.35%	0.70%	21.46%

$8.33	(11.66)%	$20,609	0.12%	4.52%	0.37%	16.85%
$11.14	13.45%	$24,259	0.11%	2.50%	0.43%	44.48%
$10.24	8.22%	$20,243	0.11%	2.24%	0.48%	6.26%
$9.69	12.89%	$37,546	0.23%	1.60%	0.57%	26.22%
$8.70	12.10%	$28,660	0.50%	0.77%	0.73%	0.19%
$7.81	14.49%	$21,484	0.56%	0.82%	0.76%	17.80%

$8.60	(15.09)%	$16,697	0.14%	4.46%	0.39%	15.25%
$12.35	14.98%	$20,832	0.12%	2.12%	0.43%	48.80%
$11.65	9.66%	$14,837	0.11%	1.75%	0.47%	1.48%
$11.02	15.23%	$25,802	0.22%	1.10%	0.58%	2.14%
$9.64	13.87%	$21,051	0.52%	0.42%	0.81%	3.10%
$8.49	15.82%	$16,077	0.70%	0.29%	0.90%	8.30%

BB&T Funds

Notes to Financial Statements (Unaudited)

March 31, 2008

1.	Organization:

The BB&T Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

As of the date of these financial statements, the Trust offers shares of the Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the Equity Index Fund, the Sterling Capital Small Cap Value Fund, the National Tax-Free Money Market Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund (referred to individually as a “Fund” and collectively, the “Funds”). The Large Cap Growth Fund merged into the Large Cap Fund on January 29, 2007. The Equity Index Fund and the Sterling Capital Small Cap Value Fund are not included in these financial statements. The Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund and the West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The National Tax-Free Money Market Fund, the Prime Money Market Fund and the U.S. Treasury Money Market Fund are referred to as the “Money Market Funds”. The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund are referred to as the “Funds of Funds”. The Funds, excluding the Money Market Funds and the Fund of Funds, are referred to as the “Variable Net Asset Value Funds”. The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds except the Tax-Free Funds are diversified funds under the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Funds are authorized to issue an unlimited amount of shares without par value. The Funds discussed herein offer up to four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. As of March 31, 2008, Class B Shares and Class C Shares of the Short U.S. Government Fund and the Tax-Free Funds were not yet being offered. Class A Shares of the Variable Net Asset Value Funds and Fund of Funds, excluding the Short U.S. Government Fund, have a maximum sales charge of 5.75% as a percentage of original purchase price. The Class A Shares of the Tax-Free Funds and the Short U.S. Government Fund have a maximum sales charge of 3.00% as a percentage of the original purchase price. Prior to February 1, 2007, purchases of $1 million or more of Class A Shares were not subject to a front-end sales charge, but were subject to a contingent deferred sales charge (“CDSC”) of 1.00% of the purchase price if redeemed less than one year after purchase. Beginning February 1, 2007, purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a CDSC of 1.00% of the purchase price if redeemed within two years after purchase. This charge is based on the lower of the cost for the shares or their net asset value at the time of redemption. In addition, effective September 25, 2007, a CDSC of up to 1.00% of the purchase price of Class A Shares will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) employees of BB&T Funds, BB&T Corporation and its affiliates, and (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares. This charge is based on the lower of the cost for the shares or their net asset value at the time of redemption. The Class B Shares of the Funds are offered without any front-end sales charge but will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. The Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2008

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Recent accounting standards — In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Securities Valuation — Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities and U.S. Government agency securities of the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees of the Trust (“Board of Trustees”) to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including underlying Funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially effects the furnished price) will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2008

Foreign Currency Translation — The accounting records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments; and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts — The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts — The Variable Net Asset Value Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities that the respective Funds intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Total Return Bond Fund held financial futures contracts as of March 31, 2008.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2008

agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Written Options — A risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put options written) or sell (call options written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. A risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Funds of Funds each may sell call options and the Large Cap Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Fund, International Equity Fund, Special Opportunities Equity Fund, Equity Income Fund, Short U.S. Government Fund, Intermediate U.S. Government Fund and Total Return Bond Fund may purchase put options, purchase call options and write secured put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options. The Special Opportunities Equity Fund and the Equity Income Fund had the following transactions in call options during the period ended March 31, 2008:

	Special Opportunities Equity Fund		Equity Income Fund
Covered Call Options	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Balance at beginning of period	12,024	$999,154	2,177	$148,681
Options written	43,051	3,238,461	7,565	475,634
Options closed	(9,861)	(925,449)	—	—
Options expired	(18,144)	(1,438,284)	(5,350)	(397,938)
Options exercised	(2,299)	(109,350)	—	—

Balance at end of period	24,771	$1,764,532	4,392	$226,377

The following is a summary of options outstanding as of March 31, 2008:

Security	Number of Contracts	Fair Value
Special Opportunities Equity Fund
Apache Corp., $140.00, 07/19/08	1,400	$(532,000)
Apache Corp., $130, 05/17/08	100	(38,000)
J.B. Hunt Transport Services, Inc., $35, 05/17/08	2,260	(180,800)
Seal Air Corp., $30.00, 07/19/08	5,700	(114,000)
Smithfield Foods, Inc., $35.00, 07/19/08	670	(10,050)
Varian Medical Systems, Inc., $60.00, 05/17/08	3,090	(15,450)
Weatherford International, Ltd., $85.00, 05/18/08	2,000	(260,000)
Wells Fargo & Co., $37.50, 04/19/08	3,370	(16,850)
Yahoo!, Inc., $32.50, 05/17/08	3,600	(180,000)

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Notes to Financial Statements (Unaudited) — (continued)

March 31, 2008

Security	Number of Contracts	Fair Value
Special Opportunities Equity Fund
Yum! Brands, Inc., $40.00, 07/19/08	2,581	$(425,865)

		$(1,773,015)

Equity Income Fund
Altria Group, Inc., $80, 05/17/08	200	$(11,800)
Federated Investors, Inc., Class B, $45.00, 4/19/08	60	(4,500)
Regal Entertainment Group, Class A, $22.50, 07/19/08	302	(4,530)
U.S. Bancorp, $37.50, 06/21/08	1,950	(78,000)
Wachovia Corp., $45.00, 04/19/08	1,880	(9,400)

		$(108,230)

Security Loans — To generate additional income, the Funds may lend up to 33  1/3% of their respective total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value.

The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by BB&T AM to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of BB&T AM, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. There were no securities on loan as of March 31, 2008.

Average Value on Loan for the period ended March 31, 2008
U.S. Treasury Money Market Fund	$192,675,699

Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses that are attributable to both the Trust and the BB&T Variable Insurance Funds are allocated across the Funds and BB&T Variable Insurance Funds, based upon relative net assets or on another reasonable basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Tax-Free Funds and the Money Market Funds. Dividends from net investment income are declared and paid quarterly for the Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Fund of Funds. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2008

differences are permanent in nature (e.g. reclass of redemptions-in-kind, market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets or net asset values per share.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC, FGIC and MBIA).

Federal Income Taxes — It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding in-kind transactions and securities maturing less than one year from acquisition) for the fiscal year ended March 31, 2008 were as follows:

	Purchases	Sales
Large Cap Fund	$84,007,431	$162,235,311
Mid Cap Value Fund	89,916,862	66,135,464
Mid Cap Growth Fund	186,868,229	178,640,338
Small Cap Fund	28,155,625	41,211,619
International Equity Fund	86,798,937	86,520,159
Special Opportunities Equity Fund	97,858,198	42,449,656
Equity Income Fund	62,805,193	34,406,741
Short U.S. Government Fund	4,228,300	1,054,595
Intermediate U.S. Government Fund	34,524,247	11,475,453
Total Return Bond Fund	168,096,086	100,700,390
Kentucky Intermediate Tax-Free Fund	4,660,451	4,445,779
Maryland Intermediate Tax-Free Fund	7,380,909	4,900,629
North Carolina Intermediate Tax-Free Fund	53,500,766	48,717,487
South Carolina Intermediate Tax-Free Fund	14,997,406	12,844,979
Virginia Intermediate Tax-Free Fund	25,341,048	24,357,252
West Virginia Intermediate Tax-Free Fund	19,091,622	15,916,408
Capital Manager Conservative Growth Fund	16,559,829	13,505,000
Capital Manager Moderate Growth Fund	8,121,516	6,995,000
Capital Manager Growth Fund	14,438,317	10,770,000
Capital Manager Equity Fund	6,529,705	5,145,000

Purchases and sales of U.S. Government Securities (excluding in-kind transactions and securities maturing less than one year from acquisition) for the fiscal year ended March 31, 2008 were as follows:

	Purchases	Sales
Short U.S. Government Fund	$14,483,815	$5,763,178
Intermediate U.S. Government Fund	88,194,865	109,102,672
Total Return Bond Fund	414,343,547	453,259,268

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (The “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At March 31, 2008, the International Equity Fund and the Prime Money Market Fund held illiquid restricted securities representing 0.82% and 12.36% of net assets, respectively. The illiquid restricted securities held as of March 31, 2008 are identified below:

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2008

Security	Acquisition Date	Acquisition Cost	Share Amount	Carrying Value Per Share	Fair Value
International Equity Fund
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	$238,288	9	$24,863	$223,765
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	115,699	9	21,222	190,996
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	131,601	9	17,950	161,550
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	96,394	9	11,815	106,333
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	78,071	9	10,101	90,911
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	63,008	9	7,056	63,500
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	52,461	9	5,545	49,901
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	48,004	9	5,258	47,326
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	36,199	9	4,588	41,292
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	44,455	9	4,320	38,877
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	28,485	9	3,756	33,804
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	26,666	9	3,428	30,848
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	26,572	9	3,367	30,301
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	16,356	9	3,140	28,258
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	16,699	9	2,451	22,061
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	14,651	9	1,953	17,574
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	13,995	9	1,666	14,993
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	15,004	9	1,608	14,469
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	10,950	9	1,456	13,104
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	10,363	9	1,413	12,718
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	9,238	9	1,298	11,685
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	3,524	9	711	6,403
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	2,285	9	282	2,535
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	—	9	—	—

Security	Acquisition Date	Acquisition Cost	Principal Amount	Carrying Value Per Unit (% of Par)	Fair Value
Prime Money Market Fund
Cal Securitization Trust, Series 2007-1, Class A1, 5.424%, 7/15/08	6/19/2007	$29,556	$29,556	$100.00	$29,556
Cal Securitization Trust, Series 2008-1, Class A1, 2.994%, 4/15/09	3/14/2008	5,000,000	5,000,000	100.00	5,000,000
Genworth Life Insurance Co., 3.186%, 5/9/08	5/9/2007	5,000,000	5,000,000	100.00	5,000,000
Metropolitan Life Insurance Co., 5.021%, 5/1/08	2/1/2008	5,000,000	5,000,000	100.00	5,000,000
Monet Trust, 2.741%, 6/30/08	3/28/2005	30,000,000	30,000,000	100.00	30,000,000
New York Life Insurance Co., 5.203%, 6/2/08	8/24/2007	5,000,000	5,000,000	100.00	5,000,000
Travelers Insurance Co., 3.150%, 5/19/08	8/19/2005	5,000,000	5,000,000	100.00	5,000,000

4.	Related Party Transactions:

Investment advisory services are provided to the Funds by BB&T AM. Under the terms of the investment advisory agreement, BB&T AM is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2008

daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees”. BB&T AM waived investment advisory fees and certain expenses for the Funds referenced below which are not subject to recoupment and are included on the Statements of Operations as “Less expenses reimbursed or waived by the Investment Advisor”.

Information regarding these transactions is as follows for the period ended March 31, 2008:

	Contractual Fee Rate	Fee Rate after Contractual Waivers(1)*
Large Cap Fund	0.74%	0.70%
Mid Cap Value Fund	0.74%	0.70%
Mid Cap Growth Fund	0.74%	0.70%
Small Cap Fund(2)	1.00%	0.80%
International Equity Fund	1.00%	0.85%
Special Opportunities Equity Fund	0.80%	0.80%
Equity Income Fund	0.70%	0.70%
Short U.S. Government Fund	0.60%	0.45%
Intermediate U.S. Government Fund	0.60%	0.48%
Total Return Bond Fund	0.60%	0.48%
Kentucky Intermediate Tax-Free Fund	0.60%	0.40%
Maryland Intermediate Tax-Free Fund	0.60%	0.30%
North Carolina Intermediate Tax-Free Fund	0.60%	0.45%
South Carolina Intermediate Tax-Free Fund(2)	0.60%	0.45%
Virginia Intermediate Tax-Free Fund	0.60%	0.45%
West Virginia Intermediate Tax-Free Fund	0.45%	0.45%
National Tax-Free Money Market Fund	0.25%	0.20%
Prime Money Market Fund	0.40%	0.28%
U.S. Treasury Money Market Fund	0.40%	0.26%
Capital Manager Conservative Growth Fund	0.25%	0.00%
Capital Manager Moderate Growth Fund	0.25%	0.00%
Capital Manager Growth Fund	0.25%	0.00%
Capital Manager Equity Fund	0.25%	0.00%

*	Effective February 1, 2007, BB&T AM contractually agreed to waive a portion of the investment advisory fee as disclosed in the table above. All contractual investment advisory fee waivers are not subject to recoupment in subsequent fiscal periods.
(1)	For the period February 1, 2007 through January 31, 2009.
(2)	For all or a portion of the period ended March 31, 2008 BB&T AM voluntarily waived additional investment advisory fees for the Small Cap Fund and South Carolina Intermediate Tax-Free Fund. All voluntary investment advisory fee waivers are not subject to recoupment in subsequent fiscal periods, and may be discontinued at any time.

Pursuant to a sub-advisory agreement with BB&T AM, Julius Baer Investment Management LLC (“JBIM”) serves as the sub-advisor to the International Equity Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T AM. Pursuant to a sub-advisory agreement with BB&T AM, Federated Investment Management Company (“Federated ICM”) serves as the sub-advisor to the Prime Money Market Fund and the National Tax-Free Money Market Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T AM. Pursuant to a sub-advisory agreement with BB&T AM, Scott & Stringfellow, Inc., a wholly owned subsidiary of BB&T Corporation, serves as the sub-advisor to the Special Opportunities Equity Fund and the Equity Income Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T AM. Pursuant to a sub-advisory agreement with BB&T AM, Sterling Capital Management LLC, a wholly owned subsidiary of BB&T Corporation, serves as the sub-advisor to the Mid Cap Value Fund and the Total Return Bond Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T AM. For their services, sub-advisors are entitled to a fee, payable by BB&T AM.

BB&T AM serves as the administrator to the Funds pursuant to the administration agreement effective as of April 23, 2007. The Funds pay their portion of a fee to BB&T AM for providing administration services based on the aggregate assets of the Funds and the BB&T Variable Insurance Funds at a rate of 0.11% on the first $3.5 billion of average net assets; 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statements of Operations as “Administration fees”. Pursuant to a sub-administration agreement with BB&T AM, PFPC Inc. (“PFPC”) serves as the sub-administrator to the Funds subject to the general supervision of the Board of Trustees and BB&T AM. For these services, PFPC is entitled to a fee, payable by BB&T AM.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2008

PFPC serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees”.

BB&T AM’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board of Trustees and paid by BB&T AM. However, the Funds reimburse BB&T AM for their allocable portion of the CCO’s salary. Expenses incurred for the Funds are reflected on the Statements of Operations as “Compliance service fees”.

For the year ended March 31, 2008, the Funds’ paid $266,717 in brokerage fees to Scott & Stringfellow, Inc., a wholly owned subsidiary of BB&T Corporation, on the execution of purchases and sales of the Funds’ portfolio investments.

BB&T AM Distributors, Inc. (“BBTAMD”) serves as distributor to each Fund pursuant to a underwriting agreement, effective as of April 23, 2007. BBTAMD has contractually agreed to waive a portion of the Class A shares distribution fees throughout the period. BBTAMD has contractually agreed to waive 0.25% of the Class A distribution fees of the Funds except for the Mid Cap Value Fund, Mid Cap Growth Fund, West Virginia Intermediate Tax-Free Fund and Prime Money Market Fund. Distribution fees totaling $568,365 were waived for the period ended March 31, 2008. Distribution fee waivers are included in the Statements of Operations as “Less expenses reimbursed or waived by the Distributor” and these waivers are not subject to recoupment in subsequent fiscal periods.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A Shares, Class B Shares, and Class C Shares, respectively, with exception of the Mid Cap Value Fund, the Mid Cap Growth Fund and the West Virginia Intermediate Tax-Free Fund which receives payments of up to 0.25% of the average daily net assets for Class A. The fees may be used by BBTAMD to pay banks, broker dealers and other institutions, including affiliates of the advisor. As distributor, BBTAMD, is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the period ended March 31, 2008, BBTAMD received $332,301 from commissions earned on sales of shares of the Funds’ Variable Net Asset Value Funds. Commissions paid to affiliated broker-dealers during the fiscal year ended March 31, 2008 were $834,721.

The Adviser and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These are additional payments over and above the sales charge (including Rule 12b-1 fees) and service fees paid by the Funds. The payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that a Fund will receive for the sale of shares.

Certain Officers and Trustees of the Funds are affiliated with the adviser, the administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $30,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $3,000 for each special meeting attended by telephone. Each Trustee serving on a Committee of the Board of Trustees receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain expenses. Additionally, the Chairman of the Board and Audit Committee Chairman each receive an annual retainer of $10,000, and the Chairman of the Nominations Committee receives $1,000 for each meeting attended.

5.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

6.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Funds, pursuant to a Credit Agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Funds to avoid security liquidation that BB&T AM believes are unfavorable to shareholders. Outstanding principal amounts under the Agreement bear interest at an interest rate equal to the Prime Rate minus 2.00%. During the period ended March 31, 2008 the following Funds utilized lines of credit:

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2008

Fund	Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Mid Cap Growth Fund	5.75%	$875,000	1	$140	$875,000
Intermediate U.S. Government Fund	3.25%	976,000	1	88	976,000
Kentucky Intermediate Tax-Free Fund	5.50%	124,750	4	76	166,000
South Carolina Intermediate Tax-Free Fund	4.50%	79,000	1	30	79,000
Virginia Intermediate Tax-Free Fund	4.00%	546,000	1	61	546,000

7.	Federal Income Tax Information:

The Funds adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds. As of and during the period ended March 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004, by state authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2000.

At September 30, 2007, the following Funds have net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Small Cap Fund*	$4,700,830	2009
Small Cap Fund*	2,350,415	2010
Short U.S. Government Fund	349,217	2008
Short U.S. Government Fund	498,342	2009
Short U.S. Government Fund	118,919	2012
Short U.S. Government Fund	2,094,190	2013
Short U.S. Government Fund	1,246,269	2014
Short U.S. Government Fund	3,940,976	2015
Intermediate U.S. Government Fund	222,709	2013
Intermediate U.S. Government Fund	4,243,104	2014
Intermediate U.S. Government Fund	9,481,272	2015
Total Return Bond Fund	1,527,254	2014
Total Return Bond Fund	8,765,688	2015
Kentucky Intermediate Tax-Free Fund	7,545	2011
Kentucky Intermediate Tax-Free Fund	3,794	2014
Kentucky Intermediate Tax-Free Fund	5,948	2015
Maryland Intermediate Tax-Free Fund	11,780	2011
Maryland Intermediate Tax-Free Fund	113,581	2013

*	The amount of these losses that may be utilized are limited to $2,350,415 an annual basis as a result of certain ownership changes in 2006.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2007, were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Large Cap Fund	$19,031,037	$92,472,188	$111,503,225	$—	$111,503,225
Mid Cap Value Fund	9,036,233	1,721,217	10,757,450	—	10,757,450
Mid Cap Growth Fund	203,086	17,122,359	17,325,445	—	17,325,445
Small Cap Fund	567,872	5,392,932	5,960,804	—	5,960,804
International Equity Fund	2,478,568	62,383,127	64,861,695	—	64,861,695
Special Opportunities Equity Fund	5,241,732	12,369,307	17,611,039	—	17,611,039

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2008

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Equity Income Fund	4,383,383	4,858,741	9,242,124	—	9,242,124
Short U.S. Government Fund	2,310,932	—	2,310,932	—	2,310,932
Intermediate U.S. Government Fund	8,739,525	—	8,739,525	—	8,739,525
Total Return Bond Fund	21,203,214	—	21,203,214	—	21,203,214
Kentucky Intermediate Tax-Free Fund	152	—	152	492,872	493,024
Maryland Intermediate Tax-Free Fund	26	—	26	349,618	349,644
North Carolina Intermediate Tax-Free Fund	41,099	93,127	134,226	4,024,577	4,158,803
South Carolina Intermediate Tax-Free Fund	217	27,235	27,452	675,927	703,379
Virginia Intermediate Tax-Free Fund	30,930	149,945	180,875	2,828,201	3,009,076
West Virginia Intermediate Tax-Free Fund	5,787	209,596	215,383	2,632,009	2,847,392
National Tax Free Money Market Fund	—	—	—	3,646,154	3,646,154
Prime Money Market Fund	77,968,808	4,504	77,973,312	—	77,973,312
U.S. Treasury Money Market Fund	33,043,638	—	33,043,638	—	33,043,638
Capital Manager Conservative Growth Fund	1,889,653	—	1,889,653	—	1,889,653
Capital Manager Moderate Growth Fund	1,665,967	1,744,909	3,410,876	—	3,410,876
Capital Manager Growth Fund	909,564	1,662,327	2,571,891	—	2,571,891
Capital Manager Equity Fund	288,761	2,319,841	2,608,602	—	2,608,602
* Total Distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2008:

Post- October Losses
International Equity Fund	$1,415,672
Short U.S. Government Fund	268,407
Intermediate U.S. Government Fund	1,438,871
National Tax-Free Money Market Fund	1,935

At March 31, 2008, the book cost, which approximates federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Fund	$468,119,077	$57,663,163	$(56,410,605)	$1,252,558
Mid Cap Value Fund	251,719,007	17,343,752	(46,705,831)	(29,362,079)
Mid Cap Growth Fund	176,478,857	21,250,390	(4,587,678)	16,662,712
Small Cap Fund	64,354,373	7,780,687	(3,921,519)	3,859,168
International Equity Fund	146,272,651	13,378,908	(11,272,557)	2,106,351
Special Opportunities Equity Fund	320,307,289	48,320,436	(21,919,234)	26,401,202
Equity Income Fund	189,450,832	16,922,570	(9,239,198)	7,683,372
Short U.S. Government Fund	45,695,846	871,851	(69,744)	802,107
Intermediate U.S. Government Fund	140,574,873	2,247,065	(296,290)	1,950,775
Total Return Bond Fund	477,275,361	7,964,107	(3,085,086)	4,879,021
Kentucky Intermediate Tax-Free Fund	14,949,794	296,199	(50,153)	246,046
Maryland Intermediate Tax-Free Fund	12,811,616	242,963	(42,023)	200,940
North Carolina Intermediate Tax-Free Fund	123,407,820	2,693,883	(244,373)	2,449,510
South Carolina Intermediate Tax-Free Fund	19,040,234	357,132	(123,909)	233,223
Virginia Intermediate Tax-Free Fund	76,528,927	2,299,799	(153,476)	2,146,323
West Virginia Intermediate Tax-Free Fund	67,783,066	1,334,168	(399,408)	934,760

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2008

	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
National Tax-Free Money Market Fund	104,107,112	—	—	—
Prime Money Market Fund	1,976,897,727	—	—	—
U.S. Treasury Money Market Fund	969,966,235	—	—	—
Capital Manager Conservative Growth Fund	59,288,779	825,213	(2,628,420)	(1,803,207)
Capital Manager Moderate Growth Fund	81,746,896	1,054,977	(7,067,404)	(6,012,427)
Capital Manager Growth Fund	66,274,137	610,023	(7,813,268)	(7,203,245)
Capital Manager Equity Fund	35,401,052	222,441	(5,355,333)	(5,132,892)

BB&T Funds

March 31, 2008

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

The Board of Trustees of BB&T Funds, at a meeting held on February 27, 2008, formally considered the approval of a new investment sub-advisory agreement between Julius Baer Investment Management, LLC (“JBIM” or the “Sub-Adviser”)1 and BB&T Asset Management, Inc. (“BB&T Asset Management”) (the “New Sub-Advisory Agreement”) with respect to BB&T International Equity Fund (the “Fund”).

The Trustees noted that JBIM has served as the sub-adviser of the Fund since July 2007 under a sub-advisory agreement dated August 1, 2007, between JBIM and BB&T Asset Management (the “Current Sub-Advisory Agreement”)2, and that the owners of JBIM were in the process of selling an interest in Julius Baer Americas, Inc. (“JBA”), JBIM’s parent, to the public through an initial public offering (the “IPO”). The Trustees noted that the IPO of JBA will result in an “assignment” and consequent automatic termination of the Current Sub-Advisory Agreement under the 1940 Act. The Trustees noted that, in order for the Fund to continue receiving JBIM’s services after the IPO becomes effective, the New Sub-Advisory Agreement must be approved by the Trustees and by shareholders of the Fund. The Trustees also noted that, after the completion of the IPO, JBIM’s present management was expected to continue to conduct the business activities of JBIM, including day-to-day portfolio management for the Fund. It was noted that if JBA did not carry out a successful IPO, the Current Sub-Advisory Agreement will remain in place.

It was noted that the Trustees had reviewed extensive materials in connection with their initial approval of the Current Sub-Advisory Agreement in June 2007, including data from an independent provider of mutual fund data (as assembled by the Fund’s administrator), which included comparisons with industry averages for comparable funds for advisory fees, Rule 12b-1 fees and total fund expenses. The Board was assisted in this review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the New Sub-Advisory Agreement. At its June 2007 and February 2008 meetings, the Board reviewed information prepared by the Sub-Adviser, including an analysis of the Fund’s performance and investment process.

In approving the New Sub-Advisory Agreement, each Trustee attributed different weights to various factors involved in an analysis of the New Sub-Advisory Agreement, and no factor alone was considered determinative. The Trustees determined that the overall arrangements between the Fund, BB&T Asset Management and the Sub-Adviser were fair and reasonable and that the approval of the New Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Sub-Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to the Fund under the New Sub-Advisory Agreement and noted that they were the same as under the Current Sub-Advisory Agreement. The Trustees considered the background and experience of the Sub-Adviser’s senior management and the expertise of investment personnel of the Sub-Adviser responsible for the day-to-day management of the Fund, who would continue to manage the Fund following the IPO. The Trustees considered the overall reputation, and the capabilities and commitment of the Sub-Adviser to provide high-quality service to the Fund, and the Trustees’ overall confidence in the Sub-Adviser’s integrity.

The Trustees reviewed information concerning the Sub-Adviser’s expertise in managing international equity funds and the investment philosophy and investment processes applied by the Sub-Adviser in managing the Fund. The Trustees reviewed the Sub-Adviser’s Form ADV as well. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Fund. The Trustees evaluated the procedures of the Adviser designed to fulfill the Sub-Adviser’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Sub-Adviser’s codes of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the quality and nature of services to be provided by the Sub-Adviser under the New Sub-Advisory Agreement, the Trustees’ prior judgments with respect to the Current Sub-Advisory Agreement continued to be valid, i.e., that the nature of the services provided would be competitive with those of comparable sub-advisers, and that the quality of the services would be highly acceptable.

[1]	JBIM is expected to change its name to Artio Global Management, LLC on or about June 15, 2008.
[2]	From July 2, 2007, through July 31, 2007, JBIM served as the sub-advisor of the Fund pursuant to an interim sub-advisory agreement dated July 2, 2007, between JBIM and BB&T Asset Management.

Investment Performance

After reviewing the performance of the Fund under the Current Sub-Advisory Agreement, and taking into consideration the management style, investment strategies, and prevailing market conditions, the Trustees concluded that the performance of the Fund was highly satisfactory.

Cost of Services

The Trustees noted that, under the New Sub-Advisory Agreement, BB&T Asset Management would continue to have full responsibility for providing investment advisory services to the Fund and that it would compensate JBIM at its sole expense. The Trustees noted that the sub-advisory fee paid to JBIM by BB&T Asset Management would not change. The Trustees concluded that fees under the New Sub-Advisory Agreement generally were fair, reasonable and competitive.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Fund’s assets. With respect to economies of scale, breakpoints and sharing of benefits with shareholders, the Trustees found that the breakpoints in the New Sub-Advisory agreement were fair and reasonable. With respect to fees generally, it was the conclusion of the Board that fees were fair, reasonable and competitive.

INVESTMENT ADVISER

BB&T Asset Management, Inc.

434 Fayetteville Street

5th Floor

Raleigh, NC 27601

DISTRIBUTOR

BB&T AM Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

LEGAL COUNSEL

Ropes & Gray LLP

One Metro Center

700 12th Street, N.W.

Suite 900

Washington, D.C. 20005

TRANSFER AGENT

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

AUDITORS

KPMG LLP

345 Park Avenue

New York, New York 10154

Sterling Capital Small Cap Value Fund

Semi-Annual Report	March 31, 2008

CAPITAL SMALL

CAP VALUE FUND

STERLING CAPITAL

SMALL CAP VALUE FUND

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-450-3722; and (ii) on the SEC’s website at http://www.sec.gov.

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2008 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†:

†	Percentages based on market value of total investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

COMMON STOCK* — 102.2%

	Shares	Market Value

CONSUMER DISCRETIONARY — 25.1%
Avatar Holdings, Inc. (a)	9,835	$428,708
Career Education Corp. (a)	15,150	192,708
Champion Enterprises, Inc. (a)	21,025	210,881
Exide Technologies (a)	69,096	905,158
Fleetwood Enterprises, Inc. (a)	62,550	287,730
Furniture Brands International, Inc.	57,550	673,335
Group 1 Automotive, Inc.	23,500	551,780
K-Swiss, Inc., Class A	20,600	325,892
Lithia Motors, Inc., Class A	28,021	284,693
Marine Products Corp.	915	7,393
O’Charleys, Inc.	7,800	89,856
Regis Corp.	36,967	1,016,223
Select Comfort Corp. (a)	45,940	165,384
Universal Technical Institute, Inc. (a)	10,800	126,684
Voyager Learning Co. (a)	64,400	418,600
Zale Corp. (a)	47,500	938,600

		6,623,625

CONSUMER STAPLES — 3.4%
Sanderson Farms, Inc.	8,500	323,085
Winn-Dixie Stores, Inc. (a)	32,284	579,821

		902,906

ENERGY — 2.0%
Forest Oil Corp. (a)	10,646	521,228

The accompanying notes are an integral part of the financial statements.

1

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2008 (Unaudited)

COMMON STOCK* — continued

	Shares	Market Value

FINANCIALS — 24.4%
Assured Guaranty, Ltd.	10,450	$248,083
BankUnited Financial Corp., Class A	79,150	396,542
Brookline Bancorp, Inc.	28,650	328,902
First Citizens BancShares, Inc., Class A	7,360	1,025,616
FirstFed Financial Corp. (a)	11,900	323,085
Horace Mann Educators Corp.	25,100	438,748
Infinity Property & Casualty Corp.	8,700	361,920
Nelnet, Inc., Class A	52,303	614,560
Phoenix Cos., Inc. (The)	83,550	1,020,145
Provident Financial Services, Inc.	28,450	402,283
Stewart Information Services Corp.	10,750	300,892
Waddell & Reed Financial, Inc., Class A	16,690	536,250
Washington Federal, Inc.	19,300	440,812

		6,437,838

HEALTH CARE — 4.1%
CONMED Corp. (a)	19,640	503,570
Odyssey HealthCare, Inc. (a)	44,275	398,475
Palomar Medical Technologies, Inc. (a)	12,500	188,750

		1,090,795

INDUSTRIALS — 14.4%
Brink’s Co. (The)	7,950	534,081
Covanta Holding Corp. (a)	34,660	953,150
Granite Construction, Inc.	11,500	376,165
ICT Group, Inc. (a)	37,760	380,998
Smith (A.O.) Corp.	22,275	732,179
Trex Co., Inc. (a)	16,925	133,369
Universal Forest Products, Inc.	21,000	676,200

		3,786,142

The accompanying notes are an integral part of the financial statements.

2

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2008 (Unaudited)

COMMON STOCK* — continued

	Shares	Market Value

INFORMATION TECHNOLOGY — 19.1%
Axcelis Technologies, Inc. (a)	125,665	$703,724
Black Box Corp.	29,069	896,779
Cabot Microelectronics Corp. (a)	12,800	411,520
CSG Systems International, Inc. (a)	39,826	452,822
EarthLink, Inc. (a)	148,100	1,118,155
Fair Isaac Corp.	33,200	714,464
Orbotech, Ltd. (a)	33,200	608,888
Trident Microsystems, Inc. (a)	26,050	134,157

		5,040,509

MATERIALS — 4.2%
Louisiana-Pacific Corp.	92,400	848,232
OMNOVA Solutions, Inc. (a)	63,450	253,165

		1,101,397

UTILITIES — 5.5%
ALLETE, Inc.	24,300	938,466
Cleco Corp.	23,300	516,794

		1,455,260

TOTAL INVESTMENTS (Cost $30,030,094) — 102.2%		26,959,700

NET OTHER ASSETS (LIABILITIES) — (2.2)%		(587,632)

NET ASSETS — 100.0%		$26,372,068

*	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(a)	Represents non-income producing security.

The accompanying notes are an integral part of the financial statements.

3

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2008 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at value (Cost $30,030,094)	$26,959,700
Receivable for capital shares sold	3,805
Receivable for investment securities sold	1,069,763
Dividends receivable	7,723
Prepaid expenses	6,247

Total Assets	28,047,238

Liabilities:
Cash overdraft	744,772
Payable for capital shares redeemed	833,910
Payable for investment securities purchased	35,262
Accrued expenses and other payables:
Investment advisory fees	17,041
Administration fees	2,107
Compliance service fees	725
Other	41,353

Total Liabilities	1,675,170

Net Assets	$26,372,068

NET ASSETS CONSIST OF:
Paid-in capital	31,117,213
Accumulated net investment loss	(28,065)
Accumulated net realized loss on investments	(1,646,686)
Net unrealized depreciation on investments	(3,070,394)

Net Assets	$26,372,068

Sterling Shares:
Shares Issued and Outstanding (unlimited authorization — no par value)	2,577,461

Net Asset Value, Offering and Redemption Price Per Share	$10.23

The accompanying notes are an integral part of the financial statements.

4

STERLING CAPITAL

SMALL CAP VALUE FUND

FOR THE SIX MONTHS ENDED

MARCH 31, 2008 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$203,408

Total Investment Income	203,408

Expenses:
Investment advisory fees	155,580
Administration fees	14,800
Accounting fees	1,729
Chief Compliance Officer fees	64
Custodian fees	4,523
Printing fees	14,511
Professional fees	5,807
Registration and filing fees	10,148
Transfer agent fees	40,244
Trustees’ fees	2,036
Other expenses	3,683

Total Expenses	253,125
Less:
Waiver of investment advisory fees (Note 4)	(21,652)

Net Expenses	231,473

Net Investment Loss	(28,065)

Realized/Unrealized Gain (Loss) on Investments:
Net realized gain on investments	4,384
Net change in unrealized appreciation/depreciation on investments	(6,334,773)

Net Realized/Unrealized Loss on Investments	(6,330,389)

Net Decrease in Net Assets Resulting From Operations	$(6,358,454)

The accompanying notes are an integral part of the financial statements.

5

STERLING CAPITAL

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2008 (Unaudited)	Period Ended September 30, 2007*	Year Ended October 31, 2006
Operations:
Net Investment Loss	$(28,065)	$(38,243)	$(195,685)
Net Realized Gain on Investments	4,384	8,370,740	22,691,205
Net Change in Unrealized Appreciation/Depreciation on Investments	(6,334,773)	(4,992,657)	(8,446,370)

Net Increase (Decrease) in Net Assets Resulting From Operations	(6,358,454)	3,339,840	14,049,150

Distributions:
Net Investment Income	—	—	(101,502)
Realized Capital Gains	(7,479,295)	(14,260,312)	(15,618,613)

Total Distributions	(7,479,295)	(14,260,312)	(15,720,115)

Capital Share Transactions:
Issued	2,056,421	28,128,630	17,809,586
Reinvestment of Distributions	7,112,610	12,238,373	14,844,748
Redeemed	(14,411,936)	(44,731,125)	(69,446,759)

Net Decrease in Net Assets from Capital Share Transactions	(5,242,905)	(4,364,122)	(36,792,425)

Total Decrease in Net Assets	(19,080,654)	(15,284,594)	(38,463,390)

Net Assets:
Beginning of period	45,452,722	60,737,316	99,200,706

End of period (Includes Undistributed Net Investment Income of $0, $0, and $0, respectively)	$26,372,068	$45,452,722	$60,737,316

Share Transactions:
Issued	180,583	1,827,911	1,020,420
Reinvestment of Distributions	640,199	834,814	938,217
Redeemed	(1,340,463)	(2,873,703)	(4,095,586)

Net Decrease in Shares Outstanding	(519,681)	(210,978)	(2,136,949)

*	The Fund’s fiscal year-end changed from October 31 to September 30, effective September 30, 2007.

The accompanying notes are an integral part of the financial statements.

6

STERLING CAPITAL

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Sterling Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated

	Six Months Ended March 31, 2008 (Unaudited)		Period Ended September 30, 2007*		Years Ended October 31,
					2006		2005		2004	2003	2002
Net Asset Value, Beginning of Period	$14.68		$18.36		$18.22		$18.33		$16.17	$11.75	$14.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.01	)(1)	(0.01	)(1)	(0.04	)(1)	0.01	(1)	0.07	(0.01)	(0.01)
Net Realized and Unrealized Gain (Loss)	(1.89	)(1)	0.68	(1)	3.09	(1)	1.61	(1)	2.61	4.54	(1.30)

Total from Investment Operations	(1.90)		0.67		3.05		1.62		2.68	4.53	(1.31)

Distributions:
Net Investment Income	—		—		(0.02)		—		(0.07)	—	—
Net Realized Capital Gains	(2.55)		(4.35)		(2.89)		(1.73)		(0.45)	(0.11)	(0.94)

Total Distributions	(2.55)		(4.35)		(2.91)		(1.73)		(0.52)	(0.11)	(0.94)

Net Asset Value, End of Period	$10.23		$14.68		$18.36		$18.22		$18.33	$16.17	$11.75

Total Return†	(14.32	)%(2)	3.67	%(2)	19.31%		9.24%		17.03%	38.88%	(10.34)%

Ratios and Supplemental Data
Net Assets, End of Period (000)	$26,372		$45,453		$60,737		$99,201		$247,954	$227,702	$167,698
Ratio of Expenses to Average Net Assets	1.34	%(3)	1.18	%(3)	1.25	%(4)	1.25	%(4)	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets (without waivers and fees paid indirectly)	1.46	%(3)	1.41	%(3)	1.63%		1.47%		1.36%	1.35%	1.31%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.16	)%(3)	(0.07	)%(3)	(0.26)%		0.06%		0.33%	(0.10)%	(0.07)%
Portfolio Turnover Rate	29	%(2)	82	%(2)	56%		45%		41%	46%	24%

*	The Fund’s fiscal year-end changed from October 31 to September 30, effective September 30, 2007.
†	Total return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return would have been lower if the Adviser did not waive a portion of its fee. The performance is based on the performance of the Institutional Shares of the Acquired Fund.
(1)	Per share calculations based on the Average Shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would not significantly differ.

The accompanying notes are an integral part of the financial statements.

7

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2008 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

BB&T Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust consists of twenty-five series of units of beneficial interest (“Shares”) offered to the public, each representing interests in one of twenty-five separate investment portfolios. These financial statements pertain to the Sterling Capital Small Cap Value Fund (the “Fund”) only. The financial statements of the remaining series are presented in separate documents. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies.

The Fund may offer to the public four classes of Shares: Class A Shares, Class B Shares, Class C Shares and Sterling Shares. Currently, the Fund only offers Sterling Shares to the public. The Fund is an “open-end” “diversified” management company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Effective September 30, 2007, the Fund’s fiscal year end changed from October 31 to September 30.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Recent Accounting Standards — In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

8

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2008 (Unaudited)

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS No. 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS No. 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Securities Valuation — Investments of the Fund in securities the principal market for which is a securities exchange or an over-the counter market are valued at their latest available sales price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price), or, absent such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. Securities the principal market for which is not a securities exchange are valued at their latest bid quotation in such principal market. Short-term securities are valued either at amortized cost or original cost plus interest, which approximates market value. Repurchase Agreements are valued at original cost.

Securities for which market prices are not readily available are valued as determined by the BB&T Funds’ Pricing Committee in their best judgment pursuant to procedures established by and under the general supervision of the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued by the Pricing Committee include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. As of March 31, 2008 there were no fair valued securities.

Securities Transactions and Related Income — Security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on a trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sale proceeds.

Repurchase Agreements — The Fund may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered

9

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2008 (Unaudited)

broker/dealers that Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) deemed creditworthy under guidelines approved at the Board, subject to a seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) in a segregated account. Securities subject to repurchase are held by the Fund’s custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately in relation to the net assets of each fund in the Trust or another reasonable basis. Expenses that are attributable to both the Trust and the BB&T Variable Insurance Funds are allocated across the Trust and BB&T Variable Insurance Funds, based upon relative net assets or on another reasonable basis.

Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

Federal Income Taxes — It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition and long-term U.S. Government Securities) for the six months ended March 31, 2008, were $10,088,077 and $22,071,744, respectively. There were no purchases or sales of long-term U.S. Government securities.

4. Related Party Transactions:

Investment advisory and management services are provided to the Fund by the Adviser pursuant to an Investment Advisory Agreement (the “Advisory

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STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2008 (Unaudited)

Agreement”) dated July 1, 2006. The Adviser is a successor to Sterling Capital Management Company, which was a wholly-owned subsidiary of United Asset Management. On April 1, 2005, BB&T Corporation acquired a 70% ownership interest in the Adviser. The Adviser now operates as an independently managed subsidiary of BB&T Corporation.

Under the Advisory Agreement, the Adviser receives an annual fee equal to (a) 0.90% of the Fund’s average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Adviser. A fee agreed to in writing from time to time by the Trust and the Adviser may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower the Fund’s expenses and increase net income of the Fund during the period when such lower fee is in effect. The Adviser has contractually agreed to limit its advisory fee paid by the Fund to 0.80% through January 31, 2009. Any reductions in advisory fees are reflected as “Waiver of investment advisory fees” in the Statement of Operations.

BB&T Asset Management, Inc. (“BB&T AM” or the “Administrator”) serves as the Administrator to the Fund as well as other Funds in the Trust and the BB&T Variable Insurance Funds pursuant to an Administration Agreement effective April 23, 2007. The Fund pays the Administrator its portion of a fee based on the aggregate assets of the Trust and the BB&T Variable Insurance Funds at an annual rate of 0.11% on the first $3.5 billion of average daily net assets; 0.075% on the next $1 billion of the average daily net assets; 0.06% on the next $1.5 billion of the average daily net assets; and 0.04% on the average daily net assets over $6 billion. This fee is accrued daily and paid monthly.

PFPC Inc. serves as the Fund’s sub-administrator and transfer agent. BB&T AM Distributors, Inc. (the “Distributor”) serves as the Fund’s Distributor pursuant to an Underwriting Agreement effective for the Fund as of February 1, 2008.

U.S. Bank National Association acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

Certain Officers and Trustees of the Fund are affiliated with the Adviser, the Administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Trust for servicing in their respective roles. Each of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and the BB&T Variable Insurance Funds who serve on the Board are compensated at the annual rate of $30,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $3,000 for each special meeting attended by telephone. Each Trustee serving on a Committee of the Board of Trustees receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain expenses. Additionally, the Chairman of the Board and Audit Committee Chairman each receive an annual retainer of $10,000 and the Chairman of the Nominations Committee receives $1,000 for each meeting attended.

11

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2008 (Unaudited)

BB&T AM’s Chief Compliance Officer (“CCO”) serves as the Fund’s CCO. The CCO’s compensation is reviewed and approved by the Fund’s Board and paid by BB&T AM. However, the Fund reimburses BB&T AM for its allocable portion of the CCO’s salary. As a result, the CCO fee paid by the Fund is only part of the total compensation received by the CCO. Expenses incurred for the fund are reflected on the Statement of Operations as “Chief Compliance Officer fees”.

5. Federal Income Tax Information:

The Fund adopted the provisions of FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund. As of and during the period ended March 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004, by state authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2000.

The tax character of distributions paid during the fiscal year ended September 30, 2007 and October 31, 2006, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2007	$2,289,539	$11,970,773	$14,260,312
2006	810,653	14,909,462	15,720,115

The aggregate book cost, which approximates federal tax cost, and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at March 31, 2008, were as follows:

Book Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$30,030,094	$3,383,119	$(6,453,513)	$(3,070,394)

6. Other:

At March 31, 2008, 51% of total shares outstanding were held by two record shareholders of the Fund each owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

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STERLING CAPITAL

SMALL CAP VALUE FUND

DISCLOSURE OF FUND EXPENSES (unaudited)

As a shareholder of the BB&T Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 through March 31, 2008.

• Actual Example. The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical Example for Comparison Purposes. The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/01/07	Ending Account Value 03/31/08	Expenses Paid During Period* 10/01/07 – 03/31/08	Annualized Expense Ratio During Period 10/01/07 – 03/31/08
Sterling Capital Small Cap Value Fund — Sterling Shares
Actual Fund Return	$1,000.00	$856.80	$6.22	1.34%
Hypothetical 5% Return	$1,000.00	$1,018.30	$6.76	1.34%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period ended divided by the number of days in the fiscal year (to reflect the one-half year period).

13

Sterling Capital Small Cap Value Fund

P.O. Box 9652

Providence, RI 02940-9652

1-866-450-3722

Adviser:

Sterling Capital Management, LLC

Two Morrocroft Centre

4064 Colony Road, Suite 300

Charlotte, NC 28211

Distributor:

BB&T AM Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

Administrator:

BB&T Asset Management, Inc.

434 Fayetteville Street Mall

5th Floor

Raleigh, NC 27601

Legal Counsel:

Ropes and Gray LLP

One Metro Center

700 12th Street, N.W.

Suite 900

Washington, D.C. 20005

Transfer Agent:

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

Auditors

KPMG LLP

345 Park Avenue

New York, New York 10154

This information must be preceded or accompanied by a current prospectus for the Fund described.

A25-SAR-0308

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BB&T Funds

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President (principal executive officer)

Date	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President (principal executive officer)

Date	May 28, 2008

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer (principal financial officer)

Date	May 28, 2008

*	Print the name and title of each signing officer under his or her signature.